UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:       811-09195

SA FUNDS - INVESTMENT TRUST
(Exact name of registrant as specified in charter)

10 Almaden Blvd., 15th Floor,
San Jose, CA	95113
(Address of principal executive offices)	(Zip Code)

Deborah Djeu, Esq
Chief Compliance Officer
SA Funds - Investment Trust
10 Almaden Blvd., 15th Floor,
San Jose, CA 95113
(Name and Address of Agent for Service)

Copies to:

Brian F. Link, Esq	Mark D. Perlow, Esq.
Vice President and Managing Counsel	Counsel to the Trust
State Street Bank and Trust Company	Dechert LLP
100 Summer Street	One Bush Street, Suite 1600
7th Floor, Mailstop SUM 0703	San Francisco, CA 94104-4446
Boston, MA 02111

Registrant’s telephone number, including area code:	(800) 366-7266

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2018

SA U.S. Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2018 (Unaudited)

		FACE
		AMOUNT	VALUE †
BONDS AND NOTES — 99.1%
Australia — 3.9%
Australia & New Zealand Banking Group Ltd., 2.250%, 12/19/19 ±	USD	500,000	$495,878
Australia & New Zealand Banking Group Ltd. MTN, 1.600%, 7/15/19	USD	2,250,000	2,216,783
Australia & New Zealand Banking Group Ltd. MTN, 2.250%, 6/13/19	USD	2,500,000	2,484,640
Commonwealth Bank of Australia, 2.300%, 9/06/19	USD	1,902,000	1,886,714
Commonwealth Bank of Australia, 5.000%, 10/15/19	USD	1,400,000	1,443,088
National Australia Bank Ltd., 1.375%, 7/12/19	USD	1,000,000	983,710
National Australia Bank Ltd., 2.250%, 7/01/19	USD	2,500,000	2,482,098
National Australia Bank Ltd., 2.250%, 1/10/20	USD	1,000,000	991,064
Westpac Banking Corp., 1.650%, 5/13/19	USD	1,000,000	988,799
Westpac Banking Corp., 1.950%, 11/23/18	USD	1,125,000	1,120,296
Westpac Banking Corp., 2.250%, 1/17/19	USD	9,253,000	9,227,483
			24,320,553
Canada — 5.3%
Province of Ontario Canada, 1.250%, 6/17/19	USD	2,650,000	2,614,319
Province of Ontario Canada, 1.650%, 9/27/19	USD	4,500,000	4,447,424
Royal Bank of Canada, 1.500%, 7/29/19	USD	6,000,000	5,903,211
Royal Bank of Canada GMTN, 1.625%, 4/15/19	USD	1,000,000	989,106
Royal Bank of Canada GMTN, 2.150%, 3/15/19	USD	2,000,000	1,990,325
Toronto-Dominion Bank (The), 2.125%, 7/02/19	USD	11,247,000	11,172,326
Toronto-Dominion Bank (The) MTN, 1.900%, 10/24/19	USD	6,000,000	5,921,150
			33,037,861
France — 0.4%
Total Capital SA, 2.125%, 8/10/18	USD	2,624,000	2,620,544
Netherlands — 2.9%
Cooperatieve Rabobank UA, 1.375%, 8/09/19	USD	880,000	862,413
Cooperatieve Rabobank UA, 2.250%, 1/14/19	USD	7,000,000	6,981,476
Nederlandse Waterschapsbank NV, 1.750%, 9/05/19 ±	USD	1,000,000	990,881
Shell International Finance BV, 1.375%, 9/12/19	USD	1,500,000	1,473,516
Shell International Finance BV, 1.625%, 11/10/18	USD	5,470,000	5,443,189
Shell International Finance BV, 2.000%, 11/15/18	USD	1,897,000	1,892,608
			17,644,083
New Zealand — 0.1%
ANZ New Zealand Int'l Ltd., 2.600%, 9/23/19	USD	336,000	334,362
Norway — 0.1%
Statoil ASA, 2.250%, 11/08/19	USD	600,000	595,431
Sweden — 1.6%
Svensk Exportkredit AB MTN, 1.125%, 8/28/19	USD	800,000	785,994
Svenska Handelsbanken AB, 2.500%, 1/25/19	USD	5,000,000	4,993,988
Svenska Handelsbanken AB MTN, 2.250%, 6/17/19	USD	3,912,000	3,888,429
			9,668,411
United Kingdom — 0.9%
AstraZeneca PLC, 1.950%, 9/18/19	USD	3,500,000	3,456,210
AstraZeneca PLC, 1.750%, 11/16/18	USD	1,875,000	1,865,239
			5,321,449
United States — 83.9%
3M Co. MTN, 1.625%, 6/15/19		$10,000,000	9,893,947
Aetna, Inc., 1.700%, 6/07/18		1,300,000	1,298,622
Aflac, Inc., 2.400%, 3/16/20		2,000,000	1,979,319
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20		2,895,000	3,029,870
Apple, Inc., 1.500%, 9/12/19		3,300,000	3,255,400
Apple, Inc., 1.550%, 2/08/19		1,143,000	1,134,291
Apple, Inc., 1.800%, 11/13/19		5,000,000	4,949,207
Apple, Inc., 2.100%, 5/06/19		8,200,000	8,179,004
AT&T, Inc., 2.300%, 3/11/19		3,250,000	3,238,869
AT&T, Inc., 2.375%, 11/27/18		1,000,000	999,710
Bank of America Corp. MTN, 5.650%, 5/01/18		2,000,000	2,005,063
Berkshire Hathaway Finance Corp., 1.300%, 8/15/19		3,000,000	2,946,239
Berkshire Hathaway, Inc., 2.100%, 8/14/19		603,000	601,120
Bristol-Myers Squibb Co., 1.600%, 2/27/19		4,000,000	3,967,112
Caterpillar Financial Services Corp. MTN, 1.900%, 3/22/19		3,000,000	2,980,767
Caterpillar Financial Services Corp. MTN, 2.000%, 3/05/20		2,425,000	2,388,642
Chevron Corp., 1.561%, 5/16/19		13,100,000	12,977,661
Chevron Corp., 1.686%, 2/28/19		2,500,000	2,484,299
Chevron Corp., 1.790%, 11/16/18		250,000	248,976
Cisco Systems, Inc., 1.400%, 9/20/19		1,852,000	1,822,790
Cisco Systems, Inc., 1.600%, 2/28/19		625,000	620,558
Cisco Systems, Inc., 2.125%, 3/01/19		9,378,000	9,355,675
Cisco Systems, Inc., 4.450%, 1/15/20		5,000,000	5,156,689
Citigroup, Inc., 2.400%, 2/18/20		2,500,000	2,473,907
Citigroup, Inc., 2.500%, 9/26/18		3,340,000	3,339,398
Coca-Cola Co. (The), 1.375%, 5/30/19		2,878,000	2,843,019
EI du Pont de Nemours & Co., 4.625%, 1/15/20		463,000	477,504
Exxon Mobil Corp., 1.708%, 3/01/19		4,130,000	4,108,048

See notes to portfolios of investments

	FACE
	AMOUNT	VALUE †
BONDS AND NOTES (Continued)
United States — (Continued)
Federal Home Loan Banks, 1.375%, 3/18/19	$14,250,000	$14,142,199
Federal Home Loan Banks, 1.375%, 9/13/19	4,500,000	4,445,343
Federal Home Loan Banks, 1.500%, 10/21/19	39,000,000	38,556,960
Federal Home Loan Banks, 1.625%, 6/14/19	19,500,000	19,373,874
Federal Home Loan Banks, 1.875%, 3/13/20	21,000,000	20,803,692
Federal Home Loan Banks, 2.000%, 9/13/19	25,000,000	24,938,200
Federal Home Loan Banks, 2.125%, 2/11/20	10,000,000	9,960,380
Federal Home Loan Banks, 4.125%, 3/13/20	11,200,000	11,574,438
Federal Home Loan Banks, 5.375%, 5/15/19	3,230,000	3,344,174
Federal Home Loan Mortgage Corp., 1.250%, 10/02/19	14,100,000	13,890,629
Federal National Mortgage Association, 0.875%, 8/02/19	2,500,000	2,455,362
Federal National Mortgage Association, 1.000%, 10/24/19	6,500,000	6,372,710
Federal National Mortgage Association, 1.750%, 9/12/19	8,500,000	8,440,695
Ford Motor Credit Co. LLC, 2.551%, 10/05/18	1,500,000	1,498,883
Ford Motor Credit Co. LLC, 2.681%, 1/09/20	1,000,000	992,013
Ford Motor Credit Co. LLC, 5.000%, 5/15/18	2,900,000	2,907,045
General Electric Co. GMTN, 5.500%, 1/08/20	2,000,000	2,080,665
Georgia Power Co., 1.950%, 12/01/18	1,698,000	1,686,544
Gilead Sciences, Inc., 2.350%, 2/01/20	3,505,000	3,476,928
Goldman Sachs Group Inc., 2.550%, 10/23/19	2,000,000	1,989,893
Goldman Sachs Group, Inc. (The), 6.150%, 4/01/18	2,800,000	2,800,000
Harley-Davidson Financial Services, Inc., 2.250%, 1/15/19 ±	680,000	676,615
Intercontinental Exchange, Inc., 2.500%, 10/15/18	2,000,000	1,999,720
John Deere Capital Corp. MTN, 2.050%, 3/10/20	585,000	577,361
JPMorgan Chase & Co., 4.950%, 3/25/20	1,791,000	1,859,528
JPMorgan Chase & Co., 6.300%, 4/23/19	1,030,000	1,068,872
KeyBank NA/Cleveland OH, 2.350%, 3/08/19	4,500,000	4,483,657
Kraft Heinz Foods Co., 5.375%, 2/10/20	4,500,000	4,686,224
Laboratory Corp. of America Holdings, 2.625%, 2/01/20	881,000	874,437
Merck & Co., Inc., 1.850%, 2/10/20	5,000,000	4,938,581
Microsoft Corp., 4.200%, 6/01/19	5,300,000	5,428,011
Morgan Stanley GMTN, 2.450%, 2/01/19	5,500,000	5,489,842
Novartis Capital Corp., 1.800%, 2/14/20	1,493,000	1,469,643
Oracle Corp., 2.250%, 10/08/19	8,093,000	8,047,076
Oracle Corp., 2.375%, 1/15/19	6,195,000	6,195,725
Pfizer, Inc., 2.100%, 5/15/19	4,777,000	4,760,175
Philip Morris International, Inc., 1.875%, 1/15/19	1,500,000	1,491,399
Philip Morris International, Inc., 1.875%, 11/01/19	1,000,000	986,649
Philip Morris International, Inc., 2.000%, 2/21/20	1,915,000	1,887,073
Procter & Gamble Co. (The), 1.750%, 10/25/19	10,862,000	10,744,338
Procter & Gamble Co. (The), 1.900%, 11/01/19	1,000,000	992,495
Stryker Corp., 1.300%, 4/01/18	2,000,000	2,000,000
TD Ameritrade Holding Corp., 5.600%, 12/01/19	1,500,000	1,567,723
Toyota Motor Credit Corp. MTN, 1.400%, 5/20/19	1,600,000	1,579,139
Toyota Motor Credit Corp. MTN, 1.700%, 1/09/19	11,000,000	10,925,376
Toyota Motor Credit Corp. MTN, 1.700%, 2/19/19	2,220,000	2,204,380
Toyota Motor Credit Corp. MTN, 2.125%, 7/18/19	669,000	665,016
Toyota Motor Credit Corp. MTN, 2.200%, 1/10/20	2,000,000	1,982,862
United States Treasury Note, 0.875%, 9/15/19	20,000,000	19,610,946
United States Treasury Note, 1.000%, 10/15/19	23,000,000	22,576,836
United States Treasury Note, 1.250%, 1/31/20	11,500,000	11,290,664
United States Treasury Note, 1.250%, 2/29/20	28,000,000	27,464,609
United States Treasury Note, 1.375%, 2/15/20	18,000,000	17,702,227
United States Treasury Note, 1.625%, 3/15/20	13,500,000	13,329,141
United States Treasury Note, 1.875%, 12/31/19	1,000,000	993,437
Wal-Mart Stores, Inc., 1.750%, 10/09/19	18,377,000	18,183,486
Wells Fargo & Co., 2.150%, 1/30/20	4,938,000	4,862,097
		520,081,693
TOTAL BONDS AND NOTES (Identified Cost $617,327,633)		613,624,387

See notes to portfolios of investments

	SHARES	VALUE †
SHORT-TERM INVESTMENTS — 0.3%
Investment Company — 0.3%
State Street Institutional U.S. Government Money Market Fund, 1.580%	1,951,135	$1,951,135
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,951,135)		1,951,135

Total Investments — 99.4% (Identified Cost $619,278,768) #		615,575,522

Cash and Other Assets, Less Liabilities — 0.6%		3,959,232
Net Assets — 100.0%		$619,534,754

†	See Note 1
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at March 31, 2018 amounted to $2,163,375 or 0.35% of the net assets of the Fund.

#

At March 31, 2018, the aggregate cost of investment securities for U.S. federal income tax purposes was $619,278,768. Net unrealized depreciation aggregated $3,703,246 of which $37,363 related to appreciated investment securities and $3,740,609 related to depreciated investment securities.

Key to abbreviations:
GMTN — Global Medium Term Note
MTN — Medium Term Note
USD — U.S. Dollar

See notes to portfolios of investments

March 31, 2018
Portfolio Sectors (As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Government	48.7%
Financial	17.6%
Consumer, Non-cyclical	8.9%
Consumer, Cyclical	6.8%
Technology	6.1%
Energy	5.2%
Communications	3.4%
Industrial	2.9%
Utilities	0.3%
Basic Materials	0.1%
100.0%

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2018 (Unaudited)

	SHARES	VALUE †
COMMON STOCKS — 97.6%
Brazil — 6.7%
Aliansce Shopping Centers SA *	9,447	$53,738
Banco do Brasil SA	80,144	996,019
Banco Santander Brasil SA	22,820	275,862
Construtora Tenda SA *	10,255	81,849
Direcional Engenharia SA *	12,000	22,099
Embraer SA, ADR	18,374	477,724
Ez Tec Empreendimentos e Participacoes SA	8,658	60,527
Gerdau SA	14,700	58,552
Gerdau SA, ADR @	121,279	565,160
Guararapes Confeccoes SA	250	11,398
International Meal Co. Alimentacao SA *	24,900	64,108
Iochpe Maxion SA	12,897	102,232
JBS SA	129,293	366,169
Kroton Educacional SA	115,663	476,462
Magnesita Refratarios SA	6,000	105,772
Marfrig Global Foods SA *	6,100	10,975
MRV Engenharia e Participacoes SA	47,664	234,606
Petroleo Brasileiro SA *	386,643	2,735,762
Petroleo Brasileiro SA, ADR *	16,254	229,832
Restoque Comercio e Confeccoes de Roupas SA *	1,216	11,529
Santos Brasil Participacoes SA *	32,700	34,964
SLC Agricola SA	8,505	89,006
Sul America SA	32,934	218,965
Suzano Papel e Celulose SA	54,600	551,714
Tupy SA	9,747	50,101
Usinas Siderurgicas de Minas Gerais SA *	9,100	33,931
Vale SA	572,937	7,325,166
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	7,543	41,583
		15,285,805
Chile — 1.5%
Besalco SA	22,668	26,274
CAP SA	16,619	191,811
Cencosud SA	156,242	478,376
Cia Sud Americana de Vapores SA *	231,075	10,025
Empresas CMPC SA	112,729	429,337
Empresas COPEC SA	23,706	368,995
Empresas La Polar SA *	254,406	20,853
Enel Americas SA	2,107,989	495,320
Enel Chile SA, ADR	32,412	207,437
Enersis Americas SA, ADR	10,932	127,030
ENTEL Chile SA	9,479	109,796
Grupo Security SA	151,161	76,844
Inversiones Aguas Metropolitanas SA	24,950	45,859
Itau CorpBanca	9,991,522	95,961
Latam Airlines Group SA, ADR @	17,808	274,065
Masisa SA *	174,355	15,311
PAZ Corp. SA	9,073	13,822
Ripley Corp. SA	107,262	109,779
Salfacorp SA	43,600	84,399
Sigdo Koppers SA	27,803	53,866
Sociedad Matriz SAAM SA	550,961	56,556
Socovesa SA	23,617	15,017
Vina Concha y Toro SA	22,108	47,229
		3,353,962
China — 17.7%
361 Degrees International Ltd.	71,000	22,888
Agile Group Holdings Ltd.	179,091	370,133
Agricultural Bank of China Ltd., H Shares	1,731,000	983,704
Air China Ltd., Class H	64,000	81,548
Ajisen China Holdings Ltd.	37,000	17,444
Angang Steel Co., Ltd., H Shares @	116,000	110,854
Anton Oilfield Services Group *@	94,000	11,618
AviChina Industry & Technology Co., Ltd.	155,000	109,217
BAIC Motor Corp., Ltd., H Shares ±	61,000	74,772
Bank of China Ltd., H Shares	4,574,902	2,459,954
Bank of Chongqing Co., Ltd., H Shares	46,500	36,142
Bank of Communications Co., Ltd., H Shares	469,400	367,833
Baoye Group Co., Ltd. Class H *	22,000	14,100
BBMG Corp., H Shares	143,000	64,502
Beijing Capital Land Ltd., H Shares	100,000	60,906
Beijing Enterprises Holdings Ltd.	33,500	175,009
Beijing North Star Co., Ltd., Class H	26,000	8,978
Bosideng International Holdings Ltd.	64,000	6,279
BYD Electronic International Co., Ltd.	24,000	45,014
C C Land Holdings Ltd. *	172,500	39,783
Central China Real Estate Ltd. *	56,000	25,688
CGN Meiya Power Holdings Co., Ltd. *±	152,000	20,530
Chaowei Power Holdings Ltd. @	37,000	19,989
China Aerospace International Holdings Ltd.	318,000	34,441
China Agri-Industries Holdings Ltd.	203,700	89,545
China Aoyuan Property Group Ltd.	125,000	114,836
China BlueChemical Ltd., H Shares	192,000	53,822
China Cinda Asset Management Co., Ltd., Class H	330,000	119,837
China Citic Bank Corp., Ltd., H Shares	485,000	331,237
China Coal Energy Co., Ltd., H Shares	161,000	64,415
China Communication Services Corp., Ltd., H Shares	227,600	136,012
China Communications Construction Co., Ltd., H Shares	306,000	314,260
China Construction Bank Corp., H Shares	5,003,810	5,138,881
China Development Bank Financial Leasing Co., Ltd., H Shares ±	68,000	14,470
China Electronics Optics Valley Union Holding Co., Ltd.	140,000	12,130
China Energy Engineering Corp., Ltd., H Shares	122,000	22,385
China Everbright Bank Co., Ltd., H Shares	213,000	102,318
China Everbright Ltd.	26,000	54,464
China Evergrande Group *@	18,000	56,650
China Foods Ltd. @	46,000	21,159
China Galaxy Securities Co., Ltd., H Shares	40,500	26,938
China Harmony New Energy Auto Holding Ltd. *@	41,000	26,278
China High Speed Transmission Equipment Group Co., Ltd. @	23,000	36,164
China Hongqiao Group Ltd. @	162,500	177,446
China Huiyuan Juice Group Ltd. *	84,500	21,749
China International Capital Corp., Ltd., H Shares ±	27,200	54,551
China Jinmao Holdings Group Ltd.	450,000	256,302
China Lesso Group Holdings Ltd.	73,000	55,530
China Lumena New Materials Corp. *@§~	224,000	—
China Merchants Bank Co., Ltd., H Shares	13,500	55,303
China Merchants Land Ltd.	118,000	24,808
China Merchants Port Holdings Co., Ltd.	18,421	40,606
China Minsheng Banking Corp., Ltd., H Shares	337,400	328,021
China Mobile Ltd.	175,500	1,608,943
China National Building Material Co., Ltd., H Shares @	364,000	395,161

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
China (Continued)
China National Materials Co., Ltd., H Shares	121,000	$109,928
China Oil & Gas Group Ltd.	200,000	16,055
China Oilfield Services Ltd., H Shares	124,000	127,821
China Oriental Group Co., Ltd.	38,000	25,856
China Overseas Grand Oceans Group Ltd.	115,500	55,924
China Overseas Land & Investment Ltd.	338,000	1,173,589
China Petroleum & Chemical Corp., ADR	5,861	518,581
China Petroleum & Chemical Corp., H Shares	2,062,400	1,810,610
China Railway Construction Corp., Ltd., H Shares	171,500	171,759
China Railway Group Ltd., H Shares	206,000	142,790
China Reinsurance Group Corp., H Shares	196,000	40,708
China Resources Cement Holdings Ltd.	166,000	143,407
China Resources Enterprise Ltd.	21,456	92,952
China Resources Land Ltd.	270,000	982,206
China Resources Pharmaceutical Group Ltd. ±	75,000	105,120
China SCE Property Holdings Ltd.	151,000	78,115
China Shanshui Cement Group Ltd. *@§	112,501	23,652
China Shengmu Organic Milk Ltd. *±	123,000	16,770
China Shenhua Energy Co., Ltd.	295,500	734,218
China Shineway Pharmaceutical Group Ltd.	24,000	36,574
China Silver Group Ltd.	116,000	25,423
China Singyes Solar Technologies Holdings Ltd.	36,000	13,165
China South City Holdings Ltd.	308,000	69,463
China Southern Airlines Co., Ltd., H Shares	40,000	41,284
China Taiping Insurance Holdings Co., Ltd.	22,400	74,066
China Traditional Chinese Medicine Holdings Co., Ltd.	110,000	81,153
China Travel International Investment Hong Kong Ltd.	240,000	85,014
China Unicom Hong Kong Ltd. *	132,000	166,511
China Unicom Hong Kong Ltd., ADR *	55,304	709,550
China Yurun Food Group Ltd. *@	23,000	3,077
China ZhengTong Auto Services Holdings Ltd.	41,000	29,778
China Zhongwang Holdings Ltd. @	154,000	91,441
Chongqing Rural Commercial Bank Co., Ltd., H Shares	226,000	173,068
CIFI Holdings Group Co., Ltd.	180,000	157,107
CIMC Enric Holdings Ltd. *	4,000	3,833
CITIC Ltd.	320,000	447,698
Citic Resources Holdings Ltd.	150,000	16,819
CITIC Securities Co., Ltd., Class H	19,500	44,625
CNOOC Ltd.	1,424,000	2,097,493
Comba Telecom Systems Holdings Ltd. @	193,600	25,902
Concord New Energy Group Ltd.	420,000	18,998
Coolpad Group Ltd. *§	240,200	7,206
COSCO SHIPPING Development Co., Ltd., H Shares *	70,200	13,059
COSCO SHIPPING Energy Transportation Co., Ltd., H Shares	92,000	47,359
COSCO SHIPPING Ports Ltd.	101,835	85,639
Country Garden Holdings Co., Ltd.	43,000	88,541
CPMC Holdings Ltd.	25,000	16,055
CRCC High-Tech Equipment Corp., Ltd., H Shares	64,000	13,129
CSMall Group Ltd. *	1,933	576
Dah Chong Hong Holdings Ltd.	81,000	40,871
Dongfeng Motor Group Co., Ltd., H Shares	168,000	195,012
Dongyue Group Ltd.	79,000	76,200
Everbright Securities Co., Ltd., Class H ±	16,000	18,552
Fantasia Holdings Group Co., Ltd.	142,500	27,599
Far East Horizon Ltd.	32,000	33,842
Fosun International Ltd.	128,000	277,263
Fufeng Group Ltd.	123,000	72,877
Fullshare Holdings Ltd. *@	77,500	42,956
Future Land Development Holdings Ltd.	170,000	144,047
GCL-Poly Energy Holdings Ltd. *	899,000	111,113
Gemdale Properties & Investment Corp., Ltd.	226,000	27,069
Glorious Property Holdings Ltd. *	228,000	20,045
GOME Retail Holdings Ltd. @	767,000	83,071
Grand Baoxin Auto Group Ltd. *	23,000	9,642
Greenland Hong Kong Holdings Ltd. @	112,000	53,658
Greentown China Holdings Ltd. @	57,000	77,132
Guangshen Railway Co., Ltd., ADR	2,674	78,883
Guangzhou R&F Properties Co., Ltd., H Shares	109,600	273,436
Haitong Securities Co., Ltd., Class H	155,200	205,268
Harbin Bank Co., Ltd., H Shares *±	57,000	16,269
Harbin Electric Co., Ltd., H Shares	54,000	18,853
Hengdeli Holdings Ltd.	184,000	8,792
Hi Sun Technology China Ltd. *	72,000	12,752
Hilong Holding Ltd.	109,000	16,527
Hopson Development Holdings Ltd.	58,000	66,217
Hua Han Health Industry Holdings Ltd. *@§	640,000	32,415
Huaneng Renewables Corp. Ltd., H Shares	480,000	179,201
Huishang Bank Corp. Ltd., H Shares	64,000	31,477
Industrial & Commercial Bank of China Ltd., H Shares	5,948,000	5,100,570
Jiangxi Copper Co., Ltd., H Shares	79,000	112,740
JinkoSolar Holding Co., Ltd. ADR *@	2,344	42,778
Joy City Property Ltd.	226,000	36,284
Ju Teng International Holdings Ltd.	56,000	13,843
K Wah International Holdings Ltd.	55,000	36,512
Kaisa Group Holdings Ltd. *	164,000	92,154
Kingboard Chemical Holdings Ltd.	71,000	324,325
Kingboard Laminates Holdings Ltd.	35,500	51,476
Kunlun Energy Co., Ltd. @	318,000	274,314
KWG Property Holding Ltd.	112,500	153,380
Legend Holdings Corp., H Shares ±	19,000	62,824
Logan Property Holdings Co., Ltd. @	62,000	94,325
Longfor Properties Co., Ltd.	56,500	172,780
Lonking Holdings Ltd.	161,000	68,518
Maanshan Iron & Steel Co., Ltd., H Shares *	116,000	49,663
Maoye International Holdings Ltd.	82,000	9,195
Metallurgical Corp. of China Ltd., H Shares	76,000	21,692
Mingfa Group International Co., Ltd. *§	91,000	652
Minmetals Land Ltd.	152,000	28,083
MMG Ltd. *@	131,999	80,564
Modern Land China Co., Ltd.	50,000	10,002
Nine Dragons Paper Holdings Ltd.	51,000	76,291
PAX Global Technology Ltd. @	52,000	23,521
People's Insurance Co. Group of China Ltd. (The), H Shares	379,000	177,230
PetroChina Co., Ltd., H Shares	1,874,000	1,287,037
Poly Culture Group Corp., Ltd. H Shares	6,400	11,351
Poly Property Group Co., Ltd. *	229,000	112,630

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
China (Continued)
Postal Savings Bank of China Co., Ltd., Class H ±	258,000	$162,069
Pou Sheng International Holdings Ltd.	87,000	22,060
Powerlong Real Estate Holdings Ltd.	183,000	96,302
PW Medtech Group Ltd. *	97,000	15,944
Qinhuangdao Port Co., Ltd. H Shares	26,500	7,462
Red Star Macalline Group Corp. Ltd., H Shares ±	34,200	40,047
Renhe Commercial Holdings Co., Ltd. *@	726,000	14,061
Ronshine China Holdings Ltd. *	24,000	34,984
Seaspan Corp. @	3,228	21,563
Semiconductor Manufacturing International Corp. *@	271,800	355,328
Shandong Chenming Paper Holdings Ltd., H Shares	23,500	39,705
Shanghai Electric Group Co., Ltd., H Shares *@	104,000	36,044
Shanghai Industrial Holdings Ltd.	45,000	117,257
Shanghai Industrial Urban Development Group Ltd.	52,000	11,860
Shanghai Jin Jiang International Hotels Group Co., Ltd., H Shares	148,000	60,534
Shanghai Prime Machinery Co., Ltd., Class H	106,000	19,179
Shengjing Bank Co., Ltd., H Shares ±	28,000	20,907
Shenzhen International Holdings Ltd.	50,097	109,665
Shenzhen Investment Ltd.	347,143	147,294
Shimao Property Holdings Ltd.	139,500	394,603
Shougang Concord International Enterprises Co., Ltd. *	1,212,000	33,820
Shougang Fushan Resources Group Ltd.	176,000	44,851
Shui On Land Ltd.	127,500	34,604
Shunfeng International Clean Energy Ltd. *	220,000	8,269
Sino-Ocean Land Holdings Ltd.	246,212	178,507
Sinofert Holdings Ltd. *	244,000	31,090
Sinopec Engineering Group Co., Ltd., H Shares	93,000	92,548
Sinopec Kantons Holdings Ltd.	64,000	31,559
Sinotrans Ltd., H Shares	170,000	93,360
Sinotrans Shipping Ltd. @	51,573	13,800
Sinotruk Hong Kong Ltd.	60,000	71,023
Skyworth Digital Holdings Ltd.	224,477	100,967
SOHO China Ltd.	209,000	109,451
Springland International Holdings Ltd.	99,000	23,715
Sunac China Holdings Ltd.	38,000	146,710
TCL Multimedia Technology Holdings Ltd.	38,667	18,032
Technovator International Ltd. *	34,000	9,054
Texhong Textile Group Ltd.	18,000	25,229
Tian An China Investment Co., Ltd.	10,000	6,167
Tianjin Port Development Holdings Ltd.	180,000	25,000
Tianneng Power International Ltd.	36,000	42,614
Tomson Group Ltd.	24,000	12,263
Truly International Holdings Ltd. @	120,000	30,428
United Energy Group Ltd.	402,000	34,831
Universal Medical Financial & Technical Advisory Services Co., Ltd. ±	32,000	27,889
Wasion Group Holdings Ltd. @	48,000	24,464
Weichai Power Co., Ltd., H Shares	78,000	87,460
West China Cement Ltd. *	198,000	37,591
Xiamen International Port Co., Ltd., Class H	94,000	17,128
Xingda International Holdings Ltd.	73,932	24,964
Xtep International Holdings Ltd.	37,500	20,833
Yanzhou Coal Mining Co., Ltd., H Shares	120,000	152,902
YuanShengTai Dairy Farm Ltd. *	226,000	10,079
Yuexiu Property Co., Ltd.	863,033	203,438
Yuzhou Properties Co., Ltd.	153,000	104,298
Zhong An Real Estate Ltd. *	89,000	6,464
Zhongsheng Group Holdings Ltd.	25,000	68,328
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares @	57,000	21,789
		40,497,374
Colombia — 0.4%
Almacenes Exito SA	33,596	198,157
Grupo Argos SA	49,281	331,943
Grupo de Inversiones Suramericana SA	25,234	336,687
Grupo Nutresa SA	2,733	25,412
		892,199
Czech Republic — 0.2%
CEZ, AS	20,203	503,017
Greece — 0.1%
Alpha Bank AE *	927	1,973
Ellaktor SA *	11,652	22,452
GEK Terna Holding Real Estate Construction SA *	8,282	49,832
Hellenic Petroleum SA	4,212	40,684
Marfin Investment Group Holdings SA *	45,244	10,021
Mytilineos Holdings SA *	9,411	100,744
		225,706
Hungary — 0.4%
MOL Hungarian Oil & Gas PLC	37,874	413,577
OTP Bank PLC	8,053	362,282
Richter Gedeon Nyrt	3,388	70,803
		846,662
India — 11.8%
ACC Ltd.	2,312	53,243
Adani Enterprises Ltd.	48,033	116,029
Adani Power Ltd. *	109,878	40,348
Adani Transmissions Ltd. *	32,173	97,868
Aditya Birla Capital Ltd. *	28,455	63,675
Aditya Birla Fashion & Retail Ltd. *	32,278	74,729
Allahabad Bank Ltd. *	20,823	16,155
Ambuja Cements Ltd.	58,052	209,167
Andhra Bank *	22,882	14,647
Apollo Tyres Ltd.	56,881	241,577
Arvind Ltd.	9,591	56,402
Ashoka Buildcon Ltd.	4,899	18,553
Axis Bank Ltd.	134,335	1,051,563
Axis Bank Ltd. GDR	315	12,506
Bajaj Finserv Ltd.	870	67,696
Bajaj Holdings & Investment Ltd.	5,460	223,936
Balkrishna Industries Ltd.	4,100	67,263
Balrampur Chini Mills Ltd.	11,186	12,854
Bank of Baroda	55,295	120,557
Bank of India *	14,398	22,936
Bharat Electronics Ltd.	30,546	66,341
Bharat Heavy Electricals Ltd.	102,622	127,920
Bharti Airtel Ltd.	193,898	1,182,771
Birla Corp. Ltd.	2,074	22,803
Brigade Enterprises Ltd.	3,480	13,078
Canara Bank	11,933	48,219
Ceat Ltd.	3,536	82,353
CG Power and Industrial Solutions Ltd. *	49,779	58,921
Chambal Fertilizers and Chemicals Ltd.	10,299	25,842
Cipla Ltd.	6,367	53,306
Coffee Day Enterprises Ltd. *±	3,077	14,382
Container Corp. of India Ltd.	1,518	29,000
Coromandel International Ltd.	4,611	37,116

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
India (Continued)
Corporation Bank *	735	$347
Cox & Kings Ltd.	11,953	41,767
Crompton Greaves Consumer Electricals Ltd.	21,044	77,808
Cyient Ltd.	7,451	79,398
DCB Bank Ltd.	10,414	25,827
DCM Shriram Ltd.	4,319	28,144
Dewan Housing Finance Corp. Ltd.	35,252	277,463
DLF Ltd.	41,503	127,999
Dr Reddys Laboratories Ltd., ADR	1,200	39,228
EID Parry India Ltd.	7,288	30,668
EIH Ltd.	13,530	33,098
Engineers India Ltd.	5,986	14,547
Exide Industries Ltd.	17,849	60,959
Federal Bank Ltd.	149,915	205,375
Fortis Healthcare Ltd. *	35,112	66,405
GAIL India Ltd.	74,367	376,272
GAIL India Ltd. *§~	24,789	125,424
GAIL India Ltd., GDR	207	8,404
Gateway Distriparks Ltd.	5,474	14,688
Glenmark Pharmaceuticals Ltd.	11,671	94,124
Graphite India Ltd.	7,288	80,845
Grasim Industries Ltd.	31,951	511,438
Great Eastern Shipping Co., Ltd. (The)	11,618	58,783
Gujarat Alkalies & Chemicals Ltd.	2,551	27,283
Gujarat Fluorochemicals Ltd.	5,933	72,350
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	4,596	25,608
Gujarat Pipavav Port Ltd.	5,702	12,598
Gujarat State Petronet Ltd.	27,123	81,092
Himachal Futuristic Communications Ltd. *	111,266	44,099
Hindalco Industries Ltd.	169,579	559,789
Housing Development & Infrastructure Ltd. *	33,952	20,224
HSIL Ltd.	2,665	15,200
ICICI Bank Ltd.	120,554	515,511
ICICI Bank Ltd., ADR	82,445	729,638
IDBI Bank Ltd. *	16,131	17,746
Idea Cellular Ltd. *	246,197	287,826
IDFC Bank Ltd.	103,259	74,965
IDFC Ltd.	100,426	75,063
IFCI Ltd. *	68,818	20,628
IIFL Holdings Ltd.	25,376	275,464
India Cements Ltd. (The)	43,497	94,034
Indiabulls Housing Finance Ltd.	4,756	90,308
Indiabulls Real Estate Ltd. *	21,119	57,313
Indian Bank	10,338	47,282
Indian Hotels Co., Ltd. (The)	37,324	75,825
Infosys Ltd.	22,300	389,778
Ipca Laboratories Ltd.	4,046	40,695
J Kumar Infraprojects Ltd.	2,087	8,768
Jain Irrigation Systems Ltd.	44,473	72,279
Jaiprakash Associates Ltd. *	179,807	51,829
Jammu & Kashmir Bank Ltd. (The) *	24,690	23,016
Jindal Saw Ltd.	14,261	25,823
Jindal Steel & Power Ltd. *	75,532	252,462
JM Financial Ltd.	16,063	31,721
JSW Energy Ltd.	86,186	96,398
JSW Steel Ltd.	146,710	646,479
Jubilant Life Sciences Ltd.	9,690	123,900
Kalpataru Power Transmission Ltd.	2,760	20,947
Karnataka Bank Ltd. (The)	25,825	45,456
Karur Vysya Bank Ltd. (The)	31,242	48,141
Kaveri Seed Co., Ltd.	2,781	20,558
KPIT Technologies Ltd.	21,169	70,302
L&T Finance Holdings Ltd.	33,892	81,584
Larsen & Toubro Ltd.	25,272	507,558
LIC Housing Finance Ltd.	10,931	89,983
Lupin Ltd.	2,782	31,411
Mahindra & Mahindra Financial Services Ltd.	8,560	60,110
Mahindra & Mahindra Ltd.	64,661	730,664
Manappuram Finance Ltd.	52,506	87,145
Mindtree Ltd.	7,326	86,484
Mphasis Ltd.	16,347	208,530
MRF Ltd.	96	106,485
Muthoot Finance Ltd.	15,546	96,701
National Aluminium Co., Ltd.	68,213	69,393
Nava Bharat Ventures Ltd.	7,718	16,094
NCC Ltd.	58,777	105,980
NIIT Technologies Ltd.	6,690	88,623
Oberoi Realty Ltd.	10,366	81,041
Oriental Bank of Commerce *	14,300	19,996
PC Jeweller Ltd.	7,610	37,366
Persistent Systems Ltd.	4,682	49,658
Petronet LNG Ltd.	18,380	64,830
Piramal Enterprises Ltd.	6,476	242,635
Power Finance Corp. Ltd.	107,658	140,718
Prakash Industries Ltd. *	3,119	8,089
Prestige Estates Projects Ltd.	14,610	65,544
PTC India Ltd.	28,037	37,141
Punjab National Bank *	42,980	62,570
Rajesh Exports Ltd.	1,459	16,487
Ramco Cements Ltd. (The)	1,003	11,149
Rashtriya Chemicals & Fertilizers Ltd.	7,262	8,139
Raymond Ltd.	1,722	23,748
Redington India Ltd.	29,666	66,635
Reliance Communications Ltd. *	167,238	55,770
Reliance Industries Ltd.	354,872	4,796,795
Reliance Industries Ltd., GDR ±	20,576	557,610
Reliance Power Ltd. *	91,910	50,661
Rural Electrification Corp. Ltd.	117,454	223,755
Shipping Corp. of India Ltd. *	14,166	13,944
Shriram City Union Finance Ltd.	2,207	73,260
Shriram Transport Finance Co., Ltd.	20,278	448,362
Sintex Plastics Technology Ltd. *	60,470	53,311
Sobha Ltd.	6,105	47,476
South Indian Bank Ltd. (The)	112,022	39,246
Srei Infrastructure Finance Ltd.	9,293	10,686
SRF Ltd.	2,665	80,418
State Bank of India	115,109	439,898
State Bank of India Ltd., GDR	2,800	108,080
Steel Authority of India Ltd. *	29,636	32,103
Strides Shasun Ltd.	3,502	36,069
Syndicate Bank *	19,381	16,596
Tata Chemicals Ltd.	12,834	133,630
Tata Global Beverages Ltd.	61,016	242,439
Tata Motors Ltd. *	174,932	877,856
Tata Steel Ltd. *	3,626	7,933
Tata Steel Ltd.	52,590	460,130
Tech Mahindra Ltd.	63,552	620,790
TI Financial Holdings Ltd.	7,629	75,458
Time Technoplast Ltd.	8,850	21,650
Tube Investments of India Ltd.	7,629	25,850

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
India (Continued)
TV18 Broadcast Ltd. *	55,772	$58,233
Uflex Ltd.	3,166	16,563
Union Bank of India *	28,863	41,576
UPL Ltd.	2,720	30,394
VA Tech Wabag Ltd.	1,790	13,441
Vardhman Textiles Ltd.	2,832	53,061
Vedanta Ltd.	226,544	969,265
Vedanta Ltd., ADR	14,869	261,248
Vijaya Bank	20,134	16,130
Welspun Corp. Ltd.	11,246	23,312
Wipro Ltd.	160,253	696,328
Wockhardt Ltd. *	4,111	45,764
Zensar Technologies Ltd.	1,122	15,517
		27,004,264
Indonesia — 2.6%
Adaro Energy Tbk PT	2,688,600	415,959
Adhi Karya Persero Tbk PT	265,600	39,934
Agung Podomoro Land Tbk PT	1,262,900	19,814
Alam Sutera Realty Tbk PT	2,593,800	71,215
Aneka Tambang Tbk PT *	1,015,016	57,137
Astra Agro Lestari Tbk PT	61,744	60,432
Astra Otoparts Tbk PT	19,600	2,256
Bank Bukopin Tbk PT	428,300	18,044
Bank Danamon Indonesia Tbk PT	378,773	189,146
Bank Mandiri Tbk PT	1,606,300	895,468
Bank Negara Indonesia Persero Tbk PT	1,027,766	647,603
Bank Pan Indonesia Tbk PT *	935,400	72,699
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	287,000	42,943
Bank Pembangunan Daerah Jawa Timur Tbk PT	69,000	3,157
Bank Tabungan Negara Tbk PT	671,490	185,340
Bank Tabungan Pensiunan Nasional Tbk PT	172,000	41,852
Barito Pacific Tbk PT *	184,800	31,007
BISI International Tbk PT	94,000	13,485
Bumi Serpong Damai Tbk PT	972,900	125,786
Ciputra Development Tbk PT	1,672,677	142,756
Eagle High Plantations Tbk PT *	1,380,100	21,653
Energi Mega Persada Tbk PT *	93,200	1,719
Gajah Tunggal Tbk PT	177,100	10,420
Garuda Indonesia Persero Tbk PT *	400,470	8,552
Global Mediacom Tbk PT	1,084,300	42,136
Hanson International Tbk PT *	6,335,700	67,648
Holcim Indonesia Tbk PT *	278,000	16,154
Indah Kiat Pulp & Paper Corp., Tbk PT	344,500	275,250
Indo Tambangraya Megah Tbk PT	55,300	114,476
Indocement Tunggal Prakarsa Tbk PT	12,300	14,295
Indofood Sukses Makmur Tbk PT	465,600	243,495
Intiland Development Tbk PT	1,370,300	32,845
Japfa Comfeed Indonesia Tbk PT	565,400	60,780
Krakatau Steel Persero Tbk PT *	255,200	8,119
Lippo Cikarang Tbk PT *	74,400	16,753
Lippo Karawaci Tbk PT	2,849,275	99,339
Medco Energi Internasional Tbk PT *	1,572,266	138,184
Media Nusantara Citra Tbk PT	501,200	51,512
Mitra Adiperkasa Tbk PT	51,800	29,253
MNC Investama Tbk PT *	4,910,300	40,302
Modernland Realty Tbk PT	1,758,100	44,439
Multipolar Tbk PT	1,293,500	14,187
Pabrik Kertas Tjiwi Kimia Tbk PT	113,500	56,884
Panin Financial Tbk PT *	2,998,200	54,008
Pembangunan Perumahan Persero Tbk PT	281,400	53,347
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	731,500	68,806
Ramayana Lestari Sentosa Tbk PT	356,300	34,938
Salim Ivomas Pratama Tbk PT	482,300	20,844
Semen Indonesia Persero Tbk PT	326,800	245,679
Sentul City Tbk PT *	1,477,400	20,174
Sri Rejeki Isman Tbk PT	996,900	24,185
Summarecon Agung Tbk PT	674,800	44,358
Surya Semesta Internusa Tbk PT	393,100	15,704
Tambang Batubara Bukit Asam Persero Tbk PT	506,000	108,054
Tiga Pilar Sejahtera Food Tbk PT *	168,600	7,838
Timah Tbk PT	762,382	53,714
Tunas Baru Lampung Tbk PT	317,700	28,960
United Tractors Tbk PT	155,400	361,198
Vale Indonesia Tbk PT *	362,800	73,522
Visi Media Asia Tbk PT *	498,300	11,799
Waskita Beton Precast Tbk PT	1,138,000	34,221
Waskita Karya Persero Tbk PT	362,700	65,071
Wijaya Karya Persero Tbk PT	459,200	56,035
XL Axiata Tbk PT *	600,900	109,989
		5,976,872
Korea — 17.1%
Asiana Airlines, Inc. *	18,788	83,902
BNK Financial Group, Inc.	45,789	457,503
Chongkundang Holdings Corp.	360	24,655
CJ E&M Corp.	246	21,302
CJ Hellovision Co., Ltd.	4,225	33,573
CJ O Shopping Co., Ltd.	354	74,227
Daeduck Electronics Co.	4,060	31,386
Daeduck GDS Co., Ltd.	2,075	32,802
Daelim Industrial Co., Ltd.	4,243	292,978
Daesang Corp.	3,420	82,941
Daesang Holdings Co., Ltd.	3,626	32,555
Daewoo Engineering & Construction Co., Ltd. *	18,477	90,314
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	4,385	114,983
Daishin Securities Co., Ltd.	5,898	74,424
Daou Technology, Inc.	1,120	22,959
DGB Financial Group, Inc.	24,113	263,549
Dong Ah Tire & Rubber Co., Ltd.	652	20,614
Dong Ah Tire & Rubber Co., Ltd. *	897	11,277
Dong-A Socio Holdings Co., Ltd.	427	53,280
Dongbu Insurance Co., Ltd.	644	39,876
Dongkuk Steel Mill Co., Ltd.	7,956	76,507
Dongwon Development Co., Ltd.	7,412	32,578
Doosan Bobcat, Inc.	3,213	95,103
Doosan Corp.	1,027	103,095
Doosan Heavy Industries & Construction Co., Ltd. *	8,678	129,450
Doosan Infracore Co., Ltd. *	21,468	195,768
E-Mart Co., Ltd.	2,632	667,939
Easy Bio, Inc.	6,222	40,394
Eugene Corp.	10,995	60,860
Eugene Investment & Securities Co., Ltd. *	8,694	28,385
Fila Korea Ltd.	759	76,548
GS Engineering & Construction Corp.	6,990	195,424
GS Holdings Corp.	9,519	550,118
Halla Holdings Corp.	1,447	66,995
Hana Financial Group, Inc.	36,309	1,553,326
Handsome Co., Ltd.	1,970	57,017
Hanil Cement Co., Ltd.	425	43,062
Hanjin Kal Corp.	4,736	87,531
Hanjin Transportation Co., Ltd.	2,144	46,364

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Korea (Continued)
Hankook Tire Co., Ltd.	4,429	$218,562
Hansol Holdings Co., Ltd.	6,970	29,230
Hansol Paper Co., Ltd.	2,232	33,504
Hanwha Chem Corp.	20,042	555,625
Hanwha Corp.	8,404	310,252
Hanwha General Insurance Co., Ltd.	8,055	63,479
Hanwha Investment & Securities Co., Ltd. *	18,065	51,438
Hanwha Life Insurance Co., Ltd.	62,161	366,236
Hanwha Techwin Co., Ltd. *	3,619	98,123
Heungkuk Fire & Marine Insurance Co., Ltd. *	7,083	40,801
HMC Investment Securities Co. Ltd.	1,658	16,255
Humax Co., Ltd. *	1,390	10,993
Hy-Lok Corp.	918	19,464
Hyosung Corp.	1,155	129,489
Hyundai Construction Equipment Co., Ltd. *	684	113,262
Hyundai Department Store Co., Ltd.	2,735	232,215
Hyundai Development Co.	2,923	103,933
Hyundai Electric & Energy System Co., Ltd. *	612	47,196
Hyundai Engineering & Construction Co., Ltd.	12,316	492,224
Hyundai Greenfood Co., Ltd.	3,476	45,003
Hyundai Heavy Industries Co., Ltd. *	5,435	701,109
Hyundai Hy Communications & Networks Co., Ltd.	3,997	16,406
Hyundai Marine & Fire Insurance Co., Ltd.	1,575	57,997
Hyundai Mobis Co., Ltd.	188	44,800
Hyundai Motor Co.	19,462	2,620,130
Hyundai Robotics Co., Ltd. *	1,370	547,537
Hyundai Rotem Co., Ltd. *	2,813	41,302
Hyundai Steel Co.	17,004	823,160
Hyundai Wia Corp.	3,011	155,366
Ilshin Spinning Co., Ltd.	296	29,853
iMarketKorea, Inc.	1,693	15,883
Industrial Bank of Korea	40,096	586,826
Interpark Holdings Corp.	7,348	25,128
IS Dongseo Co., Ltd.	1,205	34,141
JB Financial Group Co., Ltd.	14,459	82,476
KB Financial Group, Inc.	6,566	379,459
KB Financial Group, Inc., ADR *	30,036	1,740,286
KCC Corp.	88	27,368
KH Vatec Co., Ltd. *	2,458	27,096
Kia Motors Corp.	42,183	1,260,464
KISWIRE Ltd.	933	26,828
Kolon Industries, Inc.	2,613	161,060
Korea Investment Holdings Co., Ltd.	3,603	279,208
Korea Line Corp. *	2,642	69,278
Korean Air Lines Co., Ltd.	4,187	128,450
Korean Reinsurance Co.	11,902	127,294
Kukdo Chemical Co. Ltd.	393	22,048
Kumho Tire Co., Inc. *	15,238	50,750
Kwang Dong Pharmaceutical Co., Ltd.	2,450	20,319
Kwangju Bank	4,582	46,856
Kyobo Securities Co. Ltd.	2,156	19,580
LF Corp.	3,054	76,071
LG Chem Ltd.	202	73,151
LG Corp.	8,648	705,049
LG Display Co., Ltd.	12,166	295,048
LG Display Co., Ltd., ADR *	62,695	758,610
LG Electronics, Inc.	6,055	619,190
LG Hausys Ltd.	907	65,691
LG International Corp.	4,279	108,390
LG Uplus Corp.	23,538	271,618
Lotte Chilsung Beverage Co., Ltd.	47	67,420
Lotte Confectionery Co. Ltd.	72	11,483
Lotte Confectionery Co., Ltd. *	2,487	147,927
LOTTE Fine Chemicals Co., Ltd.	2,950	196,501
LOTTE Himart Co., Ltd.	1,781	122,643
Lotte Shopping Co., Ltd.	1,136	249,389
LS Corp.	3,430	236,840
Lumens Co. Ltd. *	5,701	19,977
Mando Corp.	129	27,896
Meritz Fire & Marine Insurance Co., Ltd.	4,237	84,072
Meritz Securities Co., Ltd.	51,373	204,596
Mirae Asset Daewoo Co., Ltd.	28,216	243,803
Mirae Asset Life Insurance Co., Ltd.	13,679	64,166
Muhak Co., Ltd.	2,076	33,597
Namyang Dairy Products Co., Ltd.	41	26,233
Nexen Corp.	2,630	17,543
Nexen Tire Corp.	5,151	60,165
NH Investment & Securities Co., Ltd.	15,768	206,364
NHN Entertainment Corp. *	628	39,769
Nong Shim Co., Ltd.	339	95,412
Nong Shim Holdings Co., Ltd.	185	17,183
OCI Co., Ltd.	2,081	308,470
Pan Ocean Co., Ltd. *	16,538	81,922
Poongsan Corp.	2,993	107,966
Posco Daewoo Corp.	5,839	125,720
POSCO, ADR *	51,360	4,049,736
S&T Dynamics Co., Ltd. *	1,950	14,379
S&T Motiv Co., Ltd.	1,233	45,461
S-Oil Corp.	233	26,122
Sajo Industries Co., Ltd.	327	20,984
Samsung C&T Corp.	1,164	149,609
Samsung Card Co., Ltd.	3,768	126,731
Samsung Electro-Mechanics Co., Ltd.	352	35,335
Samsung Electronics Co., Ltd.	29	66,712
Samsung Fire & Marine Insurance Co., Ltd.	850	213,716
Samsung Heavy Industries Co., Ltd. *	29,124	215,308
Samsung Life Insurance Co., Ltd.	11,009	1,192,926
Samsung SDI Co., Ltd.	335	60,029
Samsung Securities Co., Ltd.	7,286	268,637
Samyang Corp.	427	33,410
Samyang Holdings Corp.	578	52,274
SeAH Besteel Corp.	1,570	38,885
SeAH Steel Corp.	446	35,064
Sebang Co., Ltd.	1,306	16,602
Sebang Global Battery Co., Ltd.	944	28,473
Seohan Co., Ltd.	5,607	12,099
Shinhan Financial Group Co., Ltd.	26,743	1,132,795
Shinhan Financial Group Co., Ltd., ADR *	38,643	1,638,463
Shinsegae Co., Ltd.	1,093	357,361
SK Chemicals Co., Ltd. *	1,713	167,138
SK Chemicals Co., Ltd.	1,596	61,016
SK Gas Co., Ltd.	881	77,115
SK Holdings Co., Ltd.	395	110,618
SK Hynix, Inc.	764	57,556
SK Innovation Co., Ltd.	11,354	2,236,927
SK Networks Co., Ltd.	19,140	103,969
SKC Co., Ltd.	4,392	157,402
SL Corp.	2,574	50,350
Ssangyong Cement Industrial Co., Ltd.	3,604	79,458

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Korea (Continued)
Ssangyong Motor Co. *	7,906	$36,678
Sung Kwang Bend Co., Ltd.	4,581	50,499
Sungwoo Hitech Co., Ltd.	5,817	34,436
Taekwang Industrial Co., Ltd.	61	72,108
Taewoong Co., Ltd. *	2,152	38,663
Taeyoung Engineering & Construction Co., Ltd.	6,376	62,809
Tongyang Life Insurance Co., Ltd.	6,487	44,975
Tongyang, Inc.	18,180	31,042
Unid Co., Ltd.	1,035	48,939
Wonik Holdings Co., Ltd. *	5,077	35,390
Woori Bank	35,181	475,285
Woori Bank, ADR @	4,491	185,793
Young Poong Corp.	19	16,328
Youngone Corp.	1,575	40,339
Youngone Holdings Co., Ltd.	787	40,535
Yuanta Securities Korea Co., Ltd. *	15,682	65,985
		39,093,645
Malaysia — 2.7%
Aeon Co. M Bhd	37,500	17,354
Affin Holdings Bhd	65,370	40,560
AirAsia Bhd	129,400	132,478
Alliance Financial Group Berhad	167,400	184,798
AMMB Holdings Berhad	305,987	306,936
Batu Kawan Berhad	18,800	88,362
Berjaya Corp. Berhad *	455,775	37,706
Berjaya Land Berhad *	215,200	16,413
Boustead Holdings Berhad	114,039	74,886
Boustead Plantations Bhd	39,800	17,389
Bumi Armada Bhd *	442,100	94,866
Cahya Mata Sarawak Bhd	22,500	22,395
CIMB Group Holdings Bhd	499,620	924,839
Coastal Contracts Bhd	53,100	15,925
DRB-Hicom Berhad	191,500	118,821
Eastern & Oriental Bhd	81,600	30,378
Eco World Development Group Bhd *	176,300	45,579
Ekovest Bhd	165,800	43,293
Felda Global Ventures Holdings Bhd	258,800	111,067
Genting Bhd	20,800	46,784
Genting Malaysia Bhd	126,600	158,741
HAP Seng Consolidated Berhad	44,800	112,579
Hap Seng Plantations Holdings Berhad	19,600	12,161
Hong Leong Bank Bhd	14,300	69,134
Hong Leong Financial Group Berhad	35,521	176,136
IJM Corp. Berhad	421,460	293,104
IOI Properties Group Bhd	244,750	101,874
Jaya Tiasa Holdings Bhd	54,200	11,911
KNM Group Bhd *	258,360	14,027
KSL Holdings Bhd *	91,419	22,335
Mah Sing Group Bhd	205,885	53,760
Malayan Banking Bhd	158,145	430,115
Malaysia Airports Holdings Bhd	35,800	81,911
Malaysia Building Society Bhd	235,486	65,751
Malaysian Resources Corp. Bhd	336,800	84,461
Media Prima Bhd	120,700	12,014
Mega First Corp. Bhd	24,800	20,838
MISC Berhad	214,220	390,448
MKH Bhd	63,050	22,984
MMC Corp. Berhad	115,100	50,884
Muhibbah Engineering M Bhd	18,200	13,786
Multi-Purpose Holdings Bhd	86,100	40,735
Oriental Holdings Berhad	23,560	37,947
OSK Holdings Berhad	74,455	18,864
Parkson Holdings Bhd *	57,151	6,280
Pos Malaysia Berhad	21,200	19,622
PPB Group Berhad	18,000	89,069
Press Metal Bhd	21,560	25,306
RHB Capital Berhad	130,771	174,790
Sapura Energy Bhd	662,200	86,456
Sarawak Oil Palms Bhd	20,500	19,398
Selangor Properties Bhd	6,500	7,327
SP Setia Bhd Group	88,711	68,574
Star Publications Malaysia Bhd	2,200	654
Sunway Bhd	260,647	106,469
Supermax Corp. Bhd	71,200	47,123
Ta Ann Holdings Bhd	33,360	26,046
TA Enterprise Bhd	140,200	19,210
TA Global Berhad	55,560	4,166
TAN Chong Motor Holdings Bhd	9,600	4,170
Time dotCom Bhd	35,580	76,716
UEM Sunrise Bhd *	225,600	58,033
UMW Holdings Bhd *	75,700	117,816
UMW Oil & Gas Corp. Bhd *	716,531	57,426
Unisem M Bhd	58,900	37,307
United Malacca Bhd	7,800	12,503
UOA Development Bhd	105,700	66,131
Wah Seong Corp. Bhd *	3,573	1,376
WCT Holdings Bhd *	159,955	55,000
YTL Corp. Berhad	868,845	300,996
		6,155,293
Mexico — 3.3%
Alfa SAB de CV, Class A	432,223	553,949
Alpek SA de CV	61,784	85,981
Axtel SAB de CV *	61,878	13,955
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	230,619	331,721
Cemex SAB de CV *	1,439,154	950,728
Coca-Cola Femsa SAB de CV, Series L	5,503	36,323
Consorcio ARA SAB de CV	33,090	12,996
Corp. Actinver SAB de CV	700	531
Corpovael SA de CV	14,843	11,920
Credito Real SAB de CV SOFOM ER	28,241	40,637
El Puerto de Liverpool SAB de CV, Series C	10,147	75,209
Elementia SAB de CV *±	22,420	24,541
Fomento Economico Mexicano SAB de CV	3,325	30,435
Genomma Lab Internacional SAB de CV, Series B *	44,630	48,263
Grupo Aeromexico SAB de CV *	36,839	58,764
Grupo Carso SAB de CV, Series A	40,727	143,396
Grupo Cementos de Chihuahua SAB de CV	12,907	69,434
Grupo Comercial Chedraui SA de CV	54,670	116,256
Grupo Elektra SAB de CV	3,140	88,086
Grupo Financiero Banorte SAB de CV	220,859	1,339,489
Grupo Financiero Inbursa SA	193,280	320,964
Grupo Financiero Interacciones SA de CV	16,197	78,758
Grupo Herdez SAB de CV	19,563	49,392
Grupo Industrial Saltillo SAB de CV	17,740	28,142
Grupo Mexico SAB de CV, Series B	483,253	1,612,438
Grupo Sanborns SAB de CV	49,041	53,627
Grupo Simec SAB de CV, Series B *	9,186	29,054
Grupo Televisa SAB	15,078	48,137
Hoteles City Express SAB de CV *	17,476	23,984
Industrias Bachoco SAB de CV, ADR	1,639	101,536
Industrias Bachoco SAB de CV, Series B	5,634	29,400
Industrias CH SAB de CV, Series B *	23,916	98,900
Industrias Penoles SAB de CV	1,904	38,445

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Mexico (Continued)
La Comer SAB de CV *	37,216	$37,687
Mexichem SAB de CV	150,008	460,008
Minera Frisco SAB de CV, Class A1 *	59,337	34,760
Nemak SAB de CV ±	56,001	46,144
OHL Mexico SAB de CV	8,946	16,849
Organizacion Cultiba SAB de CV	12,807	11,483
Organizacion Soriana SAB de CV, Class B *	98,861	197,940
Promotora y Operadora de Infraestructura
SAB de CV	10,770	107,090
Rassini SAB de CV	2,836	12,221
Rassini SAB de CV, Class A	5,574	12,724
TV Azteca SAB de CV	109,303	15,512
Vitro SAB de CV, Series A	11,941	39,455
		7,537,264
Philippines — 1.1%
Alliance Global Group, Inc. *	479,100	121,204
Ayala Corp.	1,760	31,977
Bank of the Philippine Islands	31,410	70,432
BDO Unibank, Inc.	83,457	222,328
Belle Corp.	180,000	12,799
Bloomberry Resorts Corp. *	110,000	30,231
Cebu Air, Inc.	23,560	42,715
CEMEX Holdings Philippines, Inc. *±	125,000	8,720
China Banking Corp.	80,076	54,021
Cosco Capital, Inc.	257,000	36,449
DMCI Holdings, Inc.	47,300	11,023
East West Banking Corp.	72,150	26,135
Emperador, Inc.	147,300	20,975
Energy Development Corp.	161,936	17,349
Filinvest Land, Inc.	1,435,000	45,379
First Philippine Holdings Corp.	33,750	42,691
GT Capital Holdings, Inc.	4,980	111,573
JG Summit Holdings, Inc.	302,750	363,805
Lopez Holdings Corp.	414,200	40,882
LT Group, Inc.	220,200	79,340
Megaworld Corp.	1,270,700	114,218
Metropolitan Bank & Trust	47,880	78,733
Petron Corp.	421,800	74,777
Philex Mining Corp.	66,900	7,808
Philippine National Bank *	30,748	31,763
Premium Leisure Corp.	846,000	17,511
Rizal Commercial Banking Corp.	47,790	41,811
Robinsons Land Corp.	405,855	155,100
Robinsons Retail Holdings, Inc.	22,800	39,021
San Miguel Corp.	67,120	172,375
San Miguel Pure Foods Co., Inc.	1,120	12,944
Security Bank Corp.	27,840	128,055
Top Frontier Investment Holdings, Inc. *	8,630	45,650
Travellers International Hotel Group, Inc.	183,800	14,654
Union Bank of the Philippines	2,590	4,467
Vista Land & Lifescapes, Inc.	871,900	108,617
		2,437,532
Poland — 1.3%
Alior Bank SA *	2,291	49,225
Asseco Poland SA	14,266	187,538
Bank Millennium SA *	74,860	179,542
Ciech SA *	1,973	34,006
Cyfrowy Polsat SA	17,892	130,356
Enea SA	32,379	87,210
Grupa Azoty SA	6,701	109,623
Grupa Lotos SA	18,149	279,937
Kernel Holding SA	5,526	80,715
KGHM Polska Miedz SA	12,060	305,873
LC Corp. SA	26,490	21,203
Lubelski Wegiel Bogdanka SA	963	13,138
mBank SA *	263	32,176
Netia SA	36,890	57,224
Orbis SA	1,581	44,800
PGE SA *	128,687	372,548
PKP Cargo SA *	3,933	47,796
Polski Koncern Naftowy Orlen SA	22,276	547,407
Powszechna Kasa Oszczednosci Bank
Polski SA *	21,670	256,002
Stalprodukt SA	83	11,372
Tauron Polska Energia SA *	117,990	83,758
Vistula Group SA *	11,906	16,243
		2,947,692
Russia — 2.1%
Gazprom PAO, ADR	341,442	1,661,457
Lukoil PJSC, ADR	38,049	2,621,576
Magnitogorsk Iron & Steel Works PJSC, GDR	5,895	58,596
Rosneft Oil Co. PJSC, GDR	53,458	293,057
RusHydro PJSC, ADR	43,136	54,265
VTB Bank PJSC	100,608	196,991
		4,885,942
South Africa — 7.9%
Adcock Ingram Holdings Ltd.	2,265	13,561
Aeci Ltd.	22,951	223,912
African Oxygen Ltd.	8,358	21,886
African Phoenix Investments Ltd. *	72,611	3,864
African Rainbow Minerals Ltd.	5,620	48,136
Alexander Forbes Group Holdings Ltd.	100,385	61,051
Allied Electronics Corp. Ltd., Class A *	12,228	13,334
Alviva Holdings Ltd.	14,413	26,053
Anglo American Platinum Ltd.	3,988	109,143
AngloGold Ashanti Ltd.	9,833	93,457
AngloGold Ashanti Ltd., ADR	47,680	452,483
ArcelorMittal South Africa Ltd. *	23,974	5,366
Ascendis Health Ltd.	19,546	16,362
Aspen Pharmacare Holdings Ltd.	3,050	66,844
Assore Ltd.	2,711	66,866
Aveng Ltd. *	43,063	3,637
Barclays Africa Group Ltd.	80,281	1,286,395
Barloworld Ltd.	39,661	556,318
Bidvest Group Ltd. (The)	2,102	39,790
Blue Label Telecoms Ltd.	3,193	3,479
Caxton & CTP Publishers & Printers Ltd.	18,814	16,289
Clover Industries Ltd.	27,051	37,679
Consolidated Infrastructure Group Ltd. *	13,903	4,463
DataTec Ltd.	54,410	95,595
EOH Holdings Ltd.	6,411	23,286
Exxaro Resources Ltd.	30,820	283,735
Gold Fields Ltd., ADR	163,422	656,956
Grindrod Ltd. *	36,236	42,117
Group Five Ltd.	12,182	8,129
Harmony Gold Mining Co., Ltd., ADR @	55,043	131,553
Hudaco Industries Ltd.	4,134	57,180
Impala Platinum Holdings Ltd. *@	51,101	101,609
Imperial Holdings Ltd.	34,161	673,049
Investec Ltd.	35,003	272,839

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
South Africa (Continued)
Invicta Holdings Ltd. @	2,388	$10,186
KAP Industrial Holdings Ltd.	132,422	96,195
Kumba Iron Ore Ltd. @	9,150	218,765
Lewis Group Ltd.	16,007	57,058
Liberty Holdings Ltd. @	21,825	231,454
Life Healthcare Group Holdings Ltd.	69,241	161,482
Merafe Resources Ltd.	282,183	35,038
Metair Investments Ltd.	23,331	45,327
Mmi Holdings Ltd. @	152,272	282,710
Mondi Ltd.	1,108	30,158
Mpact Ltd.	27,799	68,096
MTN Group Ltd.	249,399	2,507,314
Murray & Roberts Holdings Ltd.	70,150	81,771
Nampak Ltd. *	66,852	85,833
Nedbank Group Ltd. @	27,286	658,114
Omnia Holdings Ltd.	11,411	143,616
Peregrine Holdings Ltd.	23,191	41,117
PPC Ltd. *	147,503	97,806
Raubex Group Ltd.	16,897	28,973
RCL Foods Ltd.	15,951	24,252
Reunert Ltd.	18,811	118,344
Royal Bafokeng Platinum Ltd. *	9,415	20,574
Sanlam Ltd. @	5,068	36,516
Sappi Ltd.	61,431	395,400
Sasol Ltd.	25,120	855,592
Sasol Ltd., ADR	44,369	1,509,877
Sibanye-Stillwater	210,109	208,889
Standard Bank Group Ltd. @	200,112	3,696,378
Steinhoff International Holdings NV @	277,126	77,248
Super Group Ltd. *	56,256	171,637
Telkom SA SOC Ltd.	55,054	246,188
Tongaat Hulett Ltd.	15,539	133,421
Trencor Ltd.	18,684	59,656
Tsogo Sun Holdings Ltd.	43,003	84,744
Wilson Bayly Holmes-Ovcon Ltd.	6,827	89,389
		18,125,534
Taiwan — 16.2%
A-DATA Technology Co., Ltd.	20,000	51,720
Ability Enterprise Co., Ltd.	25,195	16,764
AcBel Polytech, Inc.	46,000	32,421
Acer, Inc. *	293,884	243,921
Alpha Networks, Inc.	53,200	42,513
Altek Corp.	23,905	24,063
Ambassador Hotel (The)	20,000	15,948
AmTRAN Technology Co., Ltd.	99,360	48,390
Arcadyan Technology Corp.	17,000	31,135
Ardentec Corp.	61,092	78,992
Asia Cement Corp.	269,269	259,507
Asia Optical Co., Inc.	13,000	45,924
Asia Pacific Telecom Co., Ltd. *	192,000	60,056
Asia Polymer Corp.	27,578	16,978
Asia Vital Components Co., Ltd.	53,000	52,896
Asustek Computer, Inc.	78,000	726,309
AU Optronics Corp.	868,000	401,893
AU Optronics Corp., ADR @	73,574	336,233
BES Engineering Corp.	229,000	62,989
Capital Securities Corp.	239,661	91,649
Career Technology MFG. Co., Ltd.	39,000	55,710
Casetek Holdings Ltd.	23,751	69,729
Cathay Financial Holding Co., Ltd.	911,000	1,618,472
Cathay Real Estate Development Co., Ltd.	70,000	37,212
Chang Hwa Commercial Bank Ltd.	597,265	345,163
Cheng Loong Corp.	114,000	63,535
Cheng Uei Precision Industry Co., Ltd.	62,543	87,518
Chia Hsin Cement Corp.	22,000	8,489
Chin-Poon Industrial Co., Ltd.	55,000	98,467
China Airlines Ltd. *	422,111	154,182
China Bills Finance Corp.	110,000	56,590
China Development Financial Holding Corp.	1,322,468	467,175
China Life Insurance Co., Ltd.	234,513	243,304
China Metal Products	31,000	30,727
China Motor Corp.	56,195	52,905
China Steel Corp.	2,044,800	1,627,032
China Synthetic Rubber Corp.	64,324	105,894
Chipbond Technology Corp.	82,000	192,647
ChipMOS TECHNOLOGIES, Inc.	34,000	26,879
Chun Yuan Steel	30,000	11,575
Chung Hung Steel Corp. *	105,000	41,594
Chung Hwa Pulp Corp.	79,367	31,168
Chung-Hsin Electric & Machinery Manufacturing Corp.	87,000	64,451
Clevo Co.	71,000	72,201
CMC Magnetics Corp. *	288,337	45,193
Compal Electronics, Inc.	671,000	456,815
Compeq Manufacturing Co., Ltd.	127,000	130,672
Continental Holdings Corp.	42,000	23,264
Coretronic Corp.	64,800	96,232
CSBC Corp. *	67,240	40,819
CTBC Financial Holding Co., Ltd.	2,578,280	1,848,134
CyberTAN Technology, Inc.	37,000	23,603
D-Link Corp.	77,112	30,282
Darfon Electronics Corp.	17,000	17,929
Darwin Precisions Corp.	38,000	33,429
Depo Auto Parts Ind Co., Ltd.	12,000	34,654
Dynapack International Technology Corp.	23,000	33,052
E Ink Holdings, Inc.	75,000	124,113
E.Sun Financial Holding Co., Ltd.	1,043,299	701,329
Elite Semiconductor Memory Technology, Inc.	45,000	68,680
Elitegroup Computer Systems Co., Ltd. *	58,877	34,732
Entie Commercial Bank Co., Ltd.	45,000	20,758
Epistar Corp. *	128,828	184,027
Eternal Materials Co., Ltd.	42,048	42,254
Eva Airways Corp.	334,469	171,496
Everest Textile Co., Ltd.	43,680	19,475
Evergreen International Storage & Transport Corp.	54,000	24,262
Evergreen Marine Corp. Taiwan Ltd. *	245,938	126,946
Everlight Chemical Industrial Corp.	56,000	33,995
Everlight Electronics Co., Ltd.	51,000	78,362
Far Eastern Department Stores Ltd.	134,220	74,805
Far Eastern International Bank	308,101	103,345
Far Eastern New Century Corp.	519,338	467,559
Farglory Land Development Co., Ltd.	51,721	58,272
Federal Corp.	75,590	32,925
Feng Hsin Iron & Steel Co.	54,000	108,530
First Financial Holding Co., Ltd.	1,168,658	811,652
First Steamship Co., Ltd. *	36,000	10,470
FocalTech Systems Co., Ltd.	26,000	27,242
Formosa Chemicals & Fibre Corp.	54,000	201,873
Formosa Taffeta Co., Ltd.	46,000	50,643
Formosan Rubber Group, Inc.	55,080	28,336
Formosan Union Chemical	19,715	12,780
Foxconn Technology Co., Ltd.	41,127	110,163
Fubon Financial Holding Co., Ltd.	1,119,211	1,923,122
Fulltech Fiber Glass Corp.	31,000	20,254
Gemtek Technology Corp.	47,000	43,523
Genius Electronic Optical Co., Ltd. *	4,000	41,637
See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Taiwan (Continued)
Getac Technology Corp.	45,000	$64,590
Giantplus Technology Co. Ltd.	37,000	23,286
Gigabyte Technology Co., Ltd.	65,000	151,370
Gigastorage Corp. *	77,000	39,613
Gintech Energy Corp. *	57,805	31,324
Gloria Material Technology Corp.	94,392	64,262
Goldsun Building Materials Co., Ltd. *	193,953	62,396
Grand Pacific Petrochemical	168,000	175,738
Great Wall Enterprise Co., Ltd.	88,300	104,632
Greatek Electronics, Inc.	33,000	62,815
Green Energy Technology, Inc. *	40,149	21,068
Green Seal Holding Ltd.	13,000	21,714
Hannstar Board Corp.	36,000	21,916
HannStar Display Corp.	443,770	152,961
HannsTouch Solution, Inc. *	30,000	8,200
Hey Song Corp.	31,750	33,866
Highwealth Construction Corp.	101,000	155,534
Hiroca Holdings Ltd.	8,000	29,496
Ho Tung Chemical Corp. *	108,688	31,685
Hon Hai Precision Industry Co., Ltd.	540,335	1,667,872
Hong Pu Real Estate Development Co., Ltd.	45,000	33,182
Hsin Kuang Steel Co., Ltd.	20,000	23,082
HTC Corp. *	69,000	156,899
Hua Nan Financial Holdings Co., Ltd.	927,245	556,531
Huaku Development Co., Ltd.	39,000	96,172
Hung Sheng Construction Co., Ltd.	66,000	68,814
Ichia Technologies, Inc. *	72,000	41,362
Innolux Corp.	1,550,757	678,127
Inventec Co., Ltd.	261,282	207,004
ITEQ Corp.	20,000	47,056
Jih Sun Financial Holdings Co., Ltd.	235,822	68,505
KEE TAI Properties Co., Ltd.	99,000	34,803
Kindom Construction Corp.	42,000	29,530
King Yuan Electronics Co., Ltd.	185,100	192,039
King's Town Bank Co., Ltd.	121,000	153,133
Kinpo Electronics	230,000	81,250
Kinsus Interconnect Technology Corp.	44,000	84,206
Kuoyang Construction Co., Ltd. *	39,000	22,137
L&K Engineering Co., Ltd.	16,000	19,206
LCY Chemical Corp.	61,000	92,681
Lealea Enterprise Co., Ltd. *	109,406	40,713
Lextar Electronics Corp. *	40,000	28,604
Li Peng Enterprise Co., Ltd. *	91,245	24,378
Lien Hwa Industrial Corp.	48,923	62,922
Lingsen Precision Industries Ltd.	41,000	18,632
Lite-On Semiconductor Corp.	21,000	30,322
Lite-On Technology Corp.	319,874	446,509
Long Bon International Co., Ltd.	56,000	27,081
Long Chen Paper Co., Ltd.	44,249	49,778
Lotes Co., Ltd.	12,000	88,281
Lumax International Corp., Ltd.	7,200	14,199
Macronix International *	41,344	69,623
Masterlink Securities Corp.	120,725	38,258
MediaTek, Inc.	32,000	363,275
Mega Financial Holding Co., Ltd.	1,210,850	1,040,292
Mercuries & Associates Holdings Ltd.	56,014	48,316
Mercuries Life Insurance Co., Ltd. *	112,790	59,960
Micro-Star International Co., Ltd.	14,374	48,165
MIN AIK Technology Co., Ltd.	25,600	20,501
Mitac Holdings Corp.	36,059	41,616
Motech Industries, Inc. *	36,775	28,757
Nan Ya Printed Circuit Board Corp. *	24,200	29,631
Nantex Industry Co., Ltd.	33,000	26,597
Nanya Technology Corp.	31,000	98,134
Neo Solar Power Corp. *	91,849	40,795
Nien Hsing Textile Co., Ltd.	21,957	18,977
OptoTech Corp.	57,722	45,533
Orient Semiconductor Electronics Ltd. *	62,000	18,308
Oriental Union Chemical Corp.	58,000	59,180
Pan Jit International, Inc.	24,000	39,798
Pan-International Industrial Corp.	34,380	26,236
Pegatron Corp.	288,249	717,731
POU Chen Corp.	292,133	387,747
Powertech Technology, Inc.	23,000	71,705
President Securities Corp. *	109,122	55,016
Prince Housing & Development Corp.	148,970	60,544
Qisda Corp.	288,400	213,652
Radiant Opto-Electronics Corp.	66,000	161,848
Radium Life Tech Co., Ltd. *	99,488	38,899
Realtek Semiconductor Corp.	14,000	60,260
Rich Development Co., Ltd.	120,978	44,189
Ritek Corp. *	188,247	34,864
Ruentex Development Co., Ltd. *	84,916	99,894
Sampo Corp.	62,000	29,664
San Fang Chemical Industry Co., Ltd.	13,000	14,580
Sanyang Industry Co., Ltd.	76,573	56,464
Sesoda Corp.	22,000	22,561
Shihlin Electric & Engineering Corp.	27,000	38,291
Shin Kong Financial Holding Co., Ltd.	942,813	357,310
Shin Zu Shing Co., Ltd.	16,000	49,937
Shining Building Business Co., Ltd. *	68,145	24,774
Shinkong Insurance Co., Ltd.	30,000	31,433
Shinkong Synthetic Fibers Corp.	186,151	61,354
Sigurd Microelectronics Corp.	53,000	66,348
Simplo Technology Co., Ltd.	12,600	80,163
Sincere Navigation Corp.	27,000	16,437
Sino-American Silicon Products, Inc. *	47,000	173,286
Sinon Corp.	25,000	14,705
SinoPac Financial Holdings Co., Ltd.	1,143,230	403,857
Sirtec International Co., Ltd.	15,000	20,630
Solar Applied Materials Technology Co. *	22,039	16,365
Supreme Electronics Co., Ltd.	39,000	42,602
Synnex Technology International Corp.	138,300	206,333
Systex Corp.	20,000	43,695
TA Chen Stainless Pipe Co., Ltd.	94,348	90,119
Taichung Commercial Bank Co., Ltd.	338,259	118,333
Taiflex Scientific Co., Ltd.	25,740	37,872
Tainan Spinning Co., Ltd.	142,427	63,991
Taishin Financial Holding Co., Ltd.	990,450	485,765
Taiwan Business Bank	480,264	143,303
Taiwan Cement Corp.	609,092	763,532
Taiwan Cogeneration Corp.	19,000	17,627
Taiwan Cooperative Financial Holding Co., Ltd.	830,676	488,599
Taiwan Fertilizer Co., Ltd.	87,000	115,326
Taiwan FU Hsing Industrial Co., Ltd.	21,000	26,505
Taiwan Glass Industrial Corp. *	169,321	99,594
Taiwan Hon Chuan Enterprise Co., Ltd.	36,925	70,920
Taiwan PCB Techvest Co., Ltd.	28,000	28,233
Taiwan Shin Kong Security Co., Ltd.	10,000	13,290
Taiwan Styrene Monomer	46,000	34,314
Taiwan Surface Mounting Technology Co., Ltd.	27,518	26,332
Taiwan Union Technology Corp.	24,000	75,810

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Taiwan (Continued)
Tatung Co., Ltd. *	217,784	$157,603
Teco Electric & Machinery Co., Ltd.	229,000	188,889
Test Rite International Co., Ltd.	36,000	29,015
Thye Ming Industrial Co., Ltd.	10,000	13,787
Ton Yi Industrial Corp.	120,000	53,503
Tong Hsing Electronic Industries Ltd.	17,000	72,298
Tong Yang Industry Co., Ltd.	2,921	5,240
TPK Holding Co., Ltd. *	35,000	86,909
Tripod Technology Corp.	25,000	84,114
TSRC Corp.	72,000	73,464
Tung Ho Steel Enterprise Corp.	119,000	100,197
TXC Corp.	56,000	75,193
TYC Brother Industrial Co., Ltd.	21,000	22,147
U-Ming Marine Transport Corp.	47,000	56,177
Unimicron Technology Corp.	197,000	127,361
Union Bank of Taiwan	147,593	48,089
Unitech Printed Circuit Board Corp. *	66,000	45,951
United Microelectronics Corp.	2,099,513	1,101,710
Universal Cement Corp.	46,836	35,580
UPC Technology Corp.	130,303	84,017
USI Corp.	129,540	64,643
Wah Lee Industrial Corp.	25,000	49,902
Walsin Lihwa Corp.	385,000	235,038
Wan Hai Lines Ltd.	100,650	61,791
Waterland Financial Holdings Co., Ltd.	162,000	56,673
Wei Chuan Foods Corp. *	13,000	10,790
Winbond Electronics Corp.	373,893	250,698
Wisdom Marine Lines Co., Ltd.	58,280	55,368
Wistron Corp.	444,380	380,261
WPG Holdings Ltd.	245,000	316,785
WT Microelectronics Co., Ltd.	71,265	115,121
Xxentria Technology Materials Corp.	11,000	24,296
Yageo Corp. *	12,439	221,843
Yang Ming Marine Transport Corp. *	111,100	39,628
YC INOX Co., Ltd.	50,000	44,500
Yeong Guan Energy Technology Group Co., Ltd.	18,000	53,092
YFY, Inc. *	150,385	66,793
Yieh Phui Enterprise Co., Ltd.	151,691	56,188
Yuanta Financial Holding Co., Ltd.	1,097,815	502,652
Yulon Motor Co., Ltd.	123,272	95,338
Yung Chi Paint & Varnish Manufacturing Co., Ltd.	5,000	14,148
Zhen Ding Technology Holding Ltd.	62,000	148,424
Zinwell Corp.	43,000	40,335
		37,160,140
Thailand — 3.3%
AP Thailand PCL	308,500	77,939
Asia Aviation PCL	299,900	48,912
Bangchak Corp. PCL	74,000	86,968
Bangkok Bank PCL, NVDR	23,100	146,268
Bangkok Insurance PCL	2,100	24,378
Bangkok Land PCL	1,039,700	61,178
Banpu PCL	232,250	147,059
Cal-Comp Electronics Thailand PCL	121,100	7,900
Charoen Pokphand Foods PCL	407,200	328,807
Esso Thailand PCL *	67,600	38,264
GFPT PCL	49,100	21,041
Golden Land Property Development PCL	80,600	24,358
Grand Canal Land PCL	252,300	20,655
Hana Microelectronics PCL	63,900	66,414
Indorama Ventures PCL	47,600	86,386
IRPC PCL	427,900	99,209
Italian-Thai Development PCL	193,100	19,143
Kasikornbank PCL, NVDR	12,000	81,356
Khon Kaen Sugar Industry PCL	135,600	16,045
Kiatnakin Bank PCL	37,800	87,036
Krung Thai Bank PCL	560,075	340,308
LH Financial Group PCL	653,200	34,049
LPN Development PCL	56,200	18,512
MBK PCL	41,900	30,015
Precious Shipping PCL *	87,600	32,776
Pruksa Holding PCL	59,400	41,221
PTT Exploration & Production PCL	263,600	965,213
PTT Global Chemical PCL	267,428	810,323
PTT PCL	134,600	2,358,836
Quality Houses PCL	280,800	26,221
Rojana Industrial Park PCL	98,400	20,454
Sansiri PCL	950,800	50,474
SC Asset Corp. PCL	188,600	22,316
Siam Commercial Bank PCL	98,200	444,365
Star Petroleum Refining PCL	93,200	48,582
Supalai PCL	39,300	27,524
SVI PCL	75,100	10,471
Thai Airways International PCL *	92,500	45,259
Thai Oil PCL	80,100	232,462
Thaicom PCL	48,300	18,381
Thanachart Capital PCL	81,200	135,030
Thoresen Thai Agencies PCL	166,348	42,558
Tisco Financial Group PCL	8,700	24,484
TMB Bank PCL	899,300	72,473
TPI Polene PCL	755,100	41,293
True Corp. PCL	725,800	161,315
Vinythai PCL	42,500	45,191
		7,589,422
Turkey — 1.2%
Akbank TAS	234,384	567,944
Anadolu Efes Biracilik Ve Malt Sanayii AS	4,490	30,819
Dogan Sirketler Grubu Holding AS *	220,612	74,371
Enka Insaat ve Sanayi AS	39,535	54,212
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS, Class A *	17,056	16,082
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS, Class D *	116,190	117,211
Koza Altin Isletmeleri AS *	2,999	30,908
Sekerbank TAS *	54,778	24,020
Selcuk Ecza Deposu Ticaret ve Sanayi AS	11,784	11,141
Tekfen Holding AS	22,706	97,838
Trakya Cam Sanayi AS	69,227	89,664
Turk Hava Yollari *	59,294	291,713
Turk Sise ve Cam Fabrikalari AS	107,062	140,296
Turkiye Garanti Bankasi AS	98,145	271,153
Turkiye Halk Bankasi AS	82,633	189,549
Turkiye Is Bankasi	249,445	450,800
Turkiye Sinai Kalkinma Bankasi AS	162,898	62,760
Turkiye Vakiflar Bankasi TAO	113,664	187,265
Yapi ve Kredi Bankasi AS *	100,385	113,227
		2,820,973
TOTAL COMMON STOCKS (Identified Cost $192,797,793)		223,339,298
PREFERRED STOCKS — 2.1%
Brazil — 2.0%
Banco ABC Brasil SA, 7.120%	15,083	82,920
Banco do Estado do Rio Grande do Sul SA, PF B, 10.740%	22,800	139,986
Banco Pan SA, 3.22% *	11,300	6,537
Cia Brasileira de Distribuicao, 2.550%	3,300	66,521

See notes to portfolios of investments

	SHARES	VALUE †
PREFERRED STOCKS (Continued)
Brazil (Continued)
Cia Ferro Ligas da Bahia - FERBASA, 9.920%	4,895	$31,448
Marcopolo SA, 0.058%	88,210	104,202
Petroleo Brasileiro SA, 0.998% *	336,607	2,182,906
Petroleo Brasileiro SA, ADR, 0.900% *	119,731	1,555,306
Unipar Carbocloro SA, 40.990%	3,300	28,847
Usinas Siderurgicas de Minas Gerais SA, PF A, 1.910% *	85,012	281,189
		4,479,862
Malaysia — 0.0%
SP Setia Bhd Group, 5.930% *	31,310	7,123
Colombia — 0.1%
Avianca Holdings SA, 2.500%	41,262	44,156
Grupo Argos SA, 1.430%	12,517	73,470
Grupo de Inversiones Suramericana SA, 1.120%	11,110	141,556
		259,182
Korea — 0.0%
Mirae Asset Daewoo Co. Ltd. *	5,585	23,605
TOTAL PREFERRED STOCKS (Identified Cost $3,886,312)		4,769,772

RIGHTS AND WARRANTS — 0.0%
Indonesia — 0.0%
Medco Energi Internasional Tbk PT *	207,566	9,498
Korea — 0.0%
Samsung Heavy Industries Co. Ltd. *	15,355	29,892
Malaysia — 0.0%
Sunway Bhd *	33,511	3,552
TOTAL RIGHTS AND WARRANTS (Identified Cost $0)		42,942

SHORT-TERM INVESTMENTS — 2.9%
Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund, 1.580%	278,080	278,080
Collateral For Securities On Loan — 2.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.720%	6,242,116	6,242,116
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $6,520,196)		6,520,196

Total Investments — 102.6% (Identified Cost $203,204,301) #		234,672,208

Liabilities, Less Cash and Other Assets — (2.6%)		(5,975,013)
Net Assets — 100.0%		$228,697,195

†	See Note 1
*	Non-income producing security
@	A portion or all of the security were held on loan. As of March 31, 2018, the market value of the securities on loan was $6,917,002.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund's Board of Trustees. See Note 1
~	Bankrupt/delisted security
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at March 31, 2018 amounted to $439,606 or 0.22% of the net assets of the Fund.
#	At March 31, 2018, the aggregate cost of investment securities for U.S. federal income tax purposes was $203,204,301. Net unrealized appreciation aggregated $31,467,907 of which $48,991,859 related to appreciated investment securities and $17,523,952 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt
GDR — Global Depository Receipt
NVDR — Non-Voting Depository Receipt

See notes to portfolios of investments

March 31, 2018
Country Weightings (As a percentage of long-term investments) (Unaudited)

Country	Percentage
China	17.8%
Korea	17.2%
Taiwan	16.3%
India	11.8%
Brazil	8.7%
South Africa	7.9%
Thailand	3.3%
Mexico	3.3%
Malaysia	2.7%
Other	11.0%
100.0%

SA Real Estate Securities Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2018 (Unaudited)

	SHARES	VALUE †
COMMON STOCKS — 99.2%
Real Estate Investment Trusts (REITs) — 99.2%
Acadia Realty Trust	17,192	$422,923
Agree Realty Corp.	5,009	240,632
Alexander's, Inc.	518	197,477
Alexandria Real Estate Equities, Inc.	17,452	2,179,580
American Assets Trust, Inc.	8,315	277,804
American Campus Communities, Inc.	27,869	1,076,301
American Homes 4 Rent., Class A	39,177	786,674
American Tower Corp.	65,025	9,450,734
Apartment Investment & Management Co., Class A	31,298	1,275,394
Apple Hospitality REIT, Inc.	33,183	583,025
Ashford Hospitality Prime, Inc.	7,756	75,388
Ashford Hospitality Trust, Inc.	19,998	129,187
AvalonBay Communities, Inc.	25,991	4,274,480
Bluerock Residential Growth REIT, Inc. @	3,300	28,050
Boston Properties, Inc.	29,150	3,591,863
Brandywine Realty Trust	39,490	627,101
Brixmor Property Group, Inc.	55,900	852,475
BRT Apartments Corp.	400	4,700
Camden Property Trust	18,428	1,551,269
CareTrust REIT, Inc.	11,450	153,430
CBL & Associates Properties, Inc. @	34,365	143,302
Cedar Realty Trust, Inc.	17,672	69,628
Chatham Lodging Trust	8,674	166,107
Chesapeake Lodging Trust	14,236	395,903
City Office REIT, Inc.	2,976	34,403
Columbia Property Trust, Inc.	20,692	423,358
Condor Hospitality Trust, Inc.	1,057	10,570
CoreSite Realty Corp.	7,619	763,881
Corporate Office Properties Trust	20,988	542,120
Cousins Properties, Inc.	67,428	585,275
Crown Castle International Corp.	56,717	6,216,750
CubeSmart	36,747	1,036,265
CyrusOne, Inc.	15,754	806,762
DCT Industrial Trust, Inc.	18,489	1,041,670
DDR Corp.	70,573	517,300
DiamondRock Hospitality Co.	45,908	479,280
Digital Realty Trust, Inc.	38,709	4,079,154
Douglas Emmett, Inc.	32,605	1,198,560
Duke Realty Corp.	67,964	1,799,687
Easterly Government Properties, Inc. @	1,300	26,520
EastGroup Properties, Inc.	7,513	621,025
Education Realty Trust, Inc.	14,022	459,221
Empire State Realty Trust, Inc., Class A	25,972	436,070
EPR Properties	14,464	801,306
Equinix, Inc.	14,309	5,983,165
Equity Commonwealth *	27,081	830,574
Equity LifeStyle Properties, Inc.	16,346	1,434,688
Equity Residential	68,923	4,247,035
Essex Property Trust, Inc.	12,759	3,070,836
Extra Space Storage, Inc.	24,417	2,133,069
Federal Realty Investment Trust	14,487	1,682,086
First Industrial Realty Trust, Inc.	26,455	773,280
Forest City Realty Trust, Inc., Class A	43,199	875,212
Four Corners Property Trust, Inc.	3,827	88,365
Franklin Street Properties Corp.	22,915	192,715
Gaming & Leisure Properties, Inc.	37,864	1,267,308
Getty Realty Corp.	6,637	167,385
GGP, Inc.	123,337	2,523,475
Gladstone Commercial Corp.	5,964	103,416
Global Medical REIT, Inc. @	5,127	35,633
Global Net Lease, Inc. @	5,051	85,261
Government Properties Income Trust	17,229	235,348
Gramercy Property Trust	23,457	509,721
HCP, Inc.	92,668	2,152,678
Healthcare Realty Trust, Inc.	24,902	690,034
Healthcare Trust of America, Inc., Class A	31,584	835,397
Hersha Hospitality Trust	9,632	172,413
Highwoods Properties, Inc.	22,688	994,188
Hospitality Properties Trust	36,298	919,791
Host Hotels & Resorts, Inc.	144,951	2,701,887
Hudson Pacific Properties, Inc.	26,464	860,874
Independence Realty Trust, Inc.	6,510	59,762
Investors Real Estate Trust	26,116	135,542
Invitation Homes, Inc. @	14,191	323,981
Iron Mountain, Inc.	49,787	1,636,001
JBG SMITH Properties	18,267	615,781
Kilroy Realty Corp.	18,991	1,347,601
Kimco Realty Corp.	87,047	1,253,477
Kite Realty Group Trust	19,357	294,807
Lamar Advertising Co., Class A	9,637	613,491
LaSalle Hotel Properties	25,244	732,328
Lexington Realty Trust	48,883	384,709
Liberty Property Trust	30,565	1,214,347
Life Storage, Inc.	8,992	751,012
LTC Properties, Inc.	8,869	337,022
Macerich Co. (The)	23,544	1,318,935
Mack-Cali Realty Corp.	19,584	327,249
MedEquities Realty Trust, Inc.	3,453	36,291
Medical Properties Trust, Inc.	58,588	761,644
MGM Growth Properties LLC, Class A	2,799	74,285
Mid-America Apartment Communities, Inc.	22,000	2,007,280
Monmouth Real Estate Investment Corp., Class A	14,037	211,117
National Health Investors, Inc.	8,820	593,498
National Retail Properties, Inc.	30,083	1,181,059
National Storage Affiliates Trust	1,654	41,482
New Senior Investment Group, Inc.	17,592	143,903
NexPoint Residential Trust, Inc.	2,800	69,552
NorthStar Realty Europe Corp.	7,232	94,161
Omega Healthcare Investors, Inc. @	38,695	1,046,313
One Liberty Properties, Inc.	2,871	63,449
Outfront Media, Inc.	14,049	263,278
Paramount Group, Inc.	26,438	376,477
Park Hotels & Resorts, Inc.	18,120	489,602
Pebblebrook Hotel Trust @	16,826	577,973
Pennsylvania REIT	14,993	144,682
Physicians Realty Trust	20,043	312,070
Piedmont Office Realty Trust, Inc., Class A	32,747	576,020
Prologis, Inc.	97,711	6,154,816
PS Business Parks, Inc.	4,655	526,201
Public Storage	28,949	5,801,090
QTS Realty Trust, Inc., Class A	8,920	323,082
Quality Care Properties, Inc. *	20,620	400,647
Ramco-Gershenson Properties Trust	18,901	233,616
Realty Income Corp.	53,716	2,778,729
Regency Centers Corp.	30,405	1,793,287
Retail Opportunity Investments Corp.	24,585	434,417
Retail Properties of America, Inc., Class A	53,599	624,964
Rexford Industrial Realty, Inc.	12,916	371,852
RLJ Lodging Trust	38,055	739,789
Ryman Hospitality Properties	10,494	812,760
Sabra Healthcare REIT, Inc.	37,581	663,305
Saul Centers, Inc.	3,327	169,577
SBA Communications Corp. *	18,864	3,224,235
Select Income REIT	15,667	305,193

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (Continued)
Senior Housing Properties Trust	53,916	$844,325
Seritage Growth Properties, Class A @	164	5,830
Simon Property Group, Inc.	56,436	8,710,897
SL Green Realty Corp.	19,178	1,857,006
Sotherly Hotels, Inc.	3,111	21,528
Spirit Realty Capital, Inc.	98,473	764,151
STAG Industrial, Inc.	16,666	398,651
STORE Capital Corp.	26,841	666,194
Summit Hotel Properties, Inc.	21,227	288,899
Sun Communities, Inc.	13,063	1,193,566
Sunstone Hotel Investors, Inc.	48,579	739,372
Tanger Factory Outlet Centers, Inc. @	21,805	479,710
Taubman Centers, Inc.	13,717	780,635
Terreno Realty Corp.	10,190	351,657
Tier REIT, Inc.	2,000	36,960
UDR, Inc.	52,968	1,886,720
UMH Properties, Inc.	5,369	71,998
Uniti Group, Inc. @ *	14,767	239,964
Universal Health Realty Income Trust	3,394	203,979
Urban Edge Properties	22,808	486,951
Urstadt Biddle Properties, Inc.	1,000	16,960
Urstadt Biddle Properties, Inc., Class A	6,307	121,725
Ventas, Inc.	66,204	3,279,084
VEREIT, Inc.	197,221	1,372,658
Vornado Realty Trust	33,691	2,267,404
Washington Prime Group, Inc. @	43,142	287,757
Washington REIT	16,908	461,588
Weingarten Realty Investors	27,738	778,883
Welltower, Inc.	69,482	3,781,905
Wheeler Real Estate Investment Trust, Inc. @	1,401	5,016
Whitestone REIT @	7,118	73,956
WP Carey, Inc.	22,588	1,400,230
Xenia Hotels & Resorts, Inc.	10,828	213,528
		165,855,866
TOTAL COMMON STOCKS
(Identified Cost $123,080,839)		165,855,866

SHORT-TERM INVESTMENTS — 1.5%
Investment Company — 0.5%
State Street Institutional U.S. Government Money Market Fund, 1.580%	812,212	812,212
Collateral For Securities On Loan — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.720%	1,681,797	1,681,797
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,494,009)		2,494,009

Total Investments — 100.7%
(Identified Cost $125,574,848) #		168,349,875

Liabilities, Less Cash and Other Assets — (0.7%)		(1,172,865)
Net Assets — 100.0%		$167,177,010

†	See Note 1
@	A portion or all of the security were held on loan. As of March 31, 2018, the market value of the securities on loan was $3,187,058.
*	Non-income producing security
#	At March 31, 2018, the aggregate cost of investment securities for U.S. federal income tax purposes was $125,574,848. Net unrealized appreciation aggregated $42,775,027 of which $49,075,850 related to appreciated investment securities and $6,300,823 related to depreciated investment securities.

Key to abbreviations:
REIT — Real Estate Investment Trust

See notes to portfolios of investments

March 31, 2018
Portfolio Sectors (As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Specialized REITs	21.4%
Retail REITs	17.3%
Residential REITs	14.4%
Diversified REITs	12.2%
Office REITs	11.6%
Health Care REITs	9.8%
Industrial REITs	7.1%
Hotels & Resorts REITs	6.2%
100.0%

SA International Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2018 (Unaudited)

	SHARES	VALUE †
MUTUAL FUNDS — 100.1%
Other — 100.1%
DFA International Small Company Portfolio £	17,313,350	$366,869,882
TOTAL MUTUAL FUNDS (Identified Cost $208,570,361)		366,869,882

Total Investments — 100.1% (Identified Cost $208,570,361) #		366,869,882

Liabilities, Less Cash and Other Assets — (0.1%)		(248,573)
Net Assets — 100.0%		$366,621,309

†	See Note 1
£	Please refer to the Portfolio of Investments of the DFA International Small Company Portfolio included elsewhere in this report.
#	At March 31, 2018, the aggregate cost of investment securities for U.S. federal income tax purposes was $208,570,361. Net unrealized appreciation aggregated $158,299,521, which related solely to appreciated investment securities.

See notes to portfolios of investments

SA International Value Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2018 (Unaudited)

	SHARES	VALUE †
COMMON STOCKS — 97.6%
Australia — 5.1%
Australia & New Zealand Banking Group Ltd.	451,994	$9,324,553
Bank of Queensland Ltd.	68,642	577,816
Bendigo & Adelaide Bank Ltd.	87,256	659,447
BHP Billiton Ltd.	263,232	5,703,364
BlueScope Steel Ltd.	158,346	1,835,210
Boral Ltd.	152,345	870,544
Crown Resorts Ltd.	42,337	412,640
Downer EDI Ltd.	20,259	99,739
Fortescue Metals Group Ltd.	463,439	1,541,238
Harvey Norman Holdings Ltd. @	35,545	100,738
Incitec Pivot Ltd.	303,039	816,949
National Australia Bank Ltd.	6,650	145,514
Newcrest Mining Ltd.	75,572	1,135,322
Oil Search Ltd.	20,049	110,100
Origin Energy Ltd. *	261,406	1,746,724
QBE Insurance Group Ltd.	157,936	1,168,145
Santos Ltd. *	294,384	1,146,335
South32 Ltd.	935,716	2,314,138
South32 Ltd., ADR	27,785	345,645
Star Entertainment Group Ltd. (The)	202,229	821,653
Suncorp Group Ltd.	116,752	1,196,216
TABCORP Holdings Ltd.	187,183	631,132
Treasury Wine Estates Ltd.	5,662	73,319
Whitehaven Coal Ltd.	125,867	430,191
Woodside Petroleum Ltd.	235,132	5,280,541
		38,487,213
Austria — 0.2%
Erste Group Bank AG	9,138	458,749
Raiffeisen Bank International AG *	16,029	623,046
Voestalpine AG	4,134	216,540
		1,298,335
Belgium — 1.2%
Ageas	34,647	1,788,813
KBC Groep NV	34,355	2,989,483
Solvay SA	21,530	2,989,575
UCB SA	16,819	1,369,591
		9,137,462
Canada — 8.1%
ARC Resources Ltd. @	22,756	247,987
Bank of Montreal	107,055	8,090,146
Barrick Gold Corp.	110,987	1,381,788
Cameco Corp. @¥	27,448	249,479
Cameco Corp. @	49,846	453,100
Canadian Natural Resources Ltd.	113,104	3,559,383
Cenovus Energy, Inc.	104,410	891,661
Crescent Point Energy Corp. @¥	46,074	313,275
Crescent Point Energy Corp. @	109,595	745,246
Empire Co., Ltd., Class A	30,792	618,063
Enbridge Income Fund Holdings, Inc. @	9,900	214,544
EnCana Corp. ¥	29,500	324,458
Encana Corp.	90,565	996,215
Fairfax Financial Holdings Ltd.	2,793	1,415,783
Finning International, Inc.	80	1,929
First Quantum Minerals Ltd.	108,608	1,524,988
Goldcorp, Inc. ¥	8,798	121,486
Goldcorp, Inc.	118,744	1,641,042
Husky Energy, Inc.	93,283	1,335,148
IAMGOLD Corp. *	46,265	239,881
Imperial Oil Ltd. @	22,567	598,026
Industrial Alliance Insurance & Financial Services, Inc.	31,827	1,309,296
Kinross Gold Corp. *	345,631	1,365,515
Linamar Corp.	10,731	586,213
Lundin Mining Corp. @	167,662	1,099,658
Magna International, Inc.	50,512	2,846,351
Manulife Financial Corp. ¥	55,041	1,021,912
Manulife Financial Corp.	184,732	3,432,321
Nutrien Ltd.	12,599	595,429
Seven Generations Energy Ltd., Class A *	11,779	146,283
Sun Life Financial, Inc. ¥	18,119	744,112
Sun Life Financial, Inc. @	55,699	2,290,343
Suncor Energy, Inc. ¥	266,726	9,210,727
Suncor Energy, Inc.	65,644	2,267,344
Teck Resources Ltd., Class A	500	12,904
Teck Resources Ltd., Class B ¥	75,600	1,946,993
Teck Resources Ltd., Class B	94,542	2,435,402
Tourmaline Oil Corp. @	63,000	1,068,460
Turquoise Hill Resources Ltd. *	106,042	324,295
Valeant Pharmaceuticals International, Inc. *¥	13,000	206,955
Valeant Pharmaceuticals International, Inc. *	79,834	1,270,957
Whitecap Resources, Inc. @	62,500	382,272
WSP Global, Inc. @	12,111	557,819
Yamana Gold, Inc.	165,308	456,783
		60,541,972
Denmark — 1.5%
AP Moeller - Maersk A/S, Class A	508	742,472
AP Moeller - Maersk A/S, Class B	668	1,030,237
Carlsberg A/S, Class B @	15,445	1,837,513
Danske Bank A/S	38,704	1,439,917
DSV A/S	34,914	2,733,257
H Lundbeck A/S @	3,061	170,667
ISS A/S	29,861	1,102,057
Jyske Bank A/S	1,891	111,676
Novozymes A/S, B Shares	6,176	318,453
Rockwool International A/S, B Shares	146	43,256
Vestas Wind Systems A/S	24,876	1,764,715
		11,294,220
Finland — 0.9%
Fortum Oyj @	46,629	1,001,188
Nokia Oyj	308,919	1,704,790
Stora Enso Oyj, R Shares @	88,220	1,620,113
UPM-Kymmene Oyj	67,421	2,497,040
		6,823,131
France — 9.8%
AXA SA	161,385	4,289,244
BNP Paribas SA	147,260	10,902,565
Bollore SA =	57,626	307,023
Bollore SA @*=	302	1,602
Bouygues SA	52,596	2,634,618
Carrefour SA	46,048	954,717
Casino Guichard Perrachon SA	8,022	392,951
Cie de Saint-Gobain	20,467	1,079,370
Cie Generale des Etablissements Michelin	6,031	889,759
CNP Assurances	29,776	751,076
Credit Agricole SA	58,593	952,024
Electricite de France SA	99,129	1,434,405
Engie SA	304,223	5,074,058
Natixis SA	125,444	1,027,679
Orange SA	358,763	6,085,248
Peugeot SA	169,633	4,080,571

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
France (Continued)
Renault SA	54,771	$6,638,207
SCOR SE	16,613	679,883
Societe Generale SA	72,978	3,965,381
STMicroelectronics NV	31,301	692,680
Total SA	360,608	20,468,342
Vivendi SA	16,288	420,873
		73,722,276
Germany — 7.2%
Allianz SE	12,480	2,816,293
Bayerische Motoren Werke AG	65,119	7,063,076
Commerzbank AG *	185,085	2,401,267
Daimler AG	187,959	15,950,974
Deutsche Bank AG	177,432	2,480,499
Deutsche Lufthansa AG	76,690	2,447,781
Evonik Industries AG	21,046	741,663
Fraport AG Frankfurt Airport Services
Worldwide	5,611	553,015
Hannover Rueck SE	2,583	352,468
Hapag-Lloyd AG *±	3,052	119,044
HeidelbergCement AG	32,505	3,190,862
Innogy SE ±	19,367	916,745
LANXESS AG	5,092	389,711
Linde AG *	11,662	2,455,200
METRO AG	49,876	883,113
Muenchener Rueckversicherungs AG	12,888	2,994,790
RWE AG *	161,757	3,992,619
Talanx AG *	13,218	574,773
Telefonica Deutschland Holding AG	72,027	338,195
Uniper SE	57,491	1,750,810
Volkswagen AG	6,709	1,342,277
Wacker Chemie AG	1,082	177,535
		53,932,710
Hong Kong — 2.8%
Cathay Pacific Airways Ltd. *	274,000	472,718
CK Hutchison Holdings Ltd.	414,624	4,960,812
Guoco Group Ltd.	5,000	66,194
Hang Lung Group Ltd.	195,000	637,316
Hang Lung Properties Ltd.	312,000	726,714
Henderson Land Development Co., Ltd.	65,938	429,328
Hopewell Holdings Ltd.	63,500	243,541
Kerry Properties Ltd.	162,000	729,688
Li & Fung Ltd.	16,000	7,829
Melco International Development Ltd.	132,000	383,479
MTR Corp. Ltd.	211,539	1,137,459
New World Development Co., Ltd.	1,248,968	1,763,290
NWS Holdings Ltd.	222,715	404,103
Orient Overseas International Ltd.	11,500	104,037
Shangri-La Asia Ltd.	175,143	352,600
Sino Land Co., Ltd.	251,579	407,109
SJM Holdings Ltd.	433,000	376,275
Sun Hung Kai Properties Ltd.	173,677	2,744,080
Swire Pacific Ltd., Series A	132,000	1,331,244
Swire Pacific Ltd., Series B	210,000	359,626
Tsim Sha Tsui Properties	60,907	187,808
Wharf Holdings Ltd. (The)	270,000	927,161
Wheelock & Co., Ltd.	251,000	1,834,171
Yue Yuen Industrial Holdings Ltd.	173,000	686,652
		21,273,234
Ireland — 0.4%
Bank of Ireland Group PLC *	103,713	907,333
CRH PLC, ADR @	42,861	1,458,131
Paddy Power Betfair PLC	3,841	394,398
		2,759,862
Israel — 0.3%
Bank Hapoalim B.M.	125,732	861,728
Bank Leumi Le-Israel	194,010	1,167,622
Israel Discount Bank Ltd., Series A *	—	1
Mizrahi Tefahot Bank Ltd.	4,155	79,402
Teva Pharmaceutical Industries Ltd., ADR @	23,145	395,548
		2,504,301
Italy — 1.6%
Eni SpA	21,143	371,708
Intesa Sanpaolo SpA	537,820	1,954,509
Mediobanca SpA	73,596	864,630
Telecom Italia SpA *	3,146,280	2,984,803
UniCredit SpA *	291,782	6,099,084
		12,274,734
Japan — 22.4%
Aeon Co., Ltd.	26,000	459,255
Aisin Seiki Co., Ltd.	10,500	566,421
Alfresa Holdings Corp.	9,400	209,282
Amada Holdings Co., Ltd.	11,000	131,808
Aoyama Trading Co., Ltd.	4,500	175,932
Asahi Glass Co., Ltd.	48,500	2,003,266
Asahi Kasei Corp.	53,200	699,217
Bank of Kyoto Ltd. (The)	8,000	446,596
Canon Marketing Japan, Inc.	8,000	214,501
Chiba Bank Ltd. (The)	79,000	636,276
Chugoku Bank Ltd. (The)	19,700	233,093
Citizen Watch Co., Ltd. @	64,400	448,479
Coca-Cola West Co., Ltd.	3,675	150,930
Concordia Financial Group Ltd.	156,300	871,067
Credit Saison Co., Ltd.	7,600	125,280
Dai Nippon Printing Co., Ltd.	30,000	615,479
Dai-ichi Life Holdings, Inc. (The)	112,000	2,047,272
Daicel Corp.	49,600	537,930
Daido Steel Co., Ltd. @	2,600	130,238
Daiwa Securities Group, Inc.	239,000	1,519,061
DeNA Co. Ltd. @	13,500	243,344
Denka Co., Ltd.	16,200	539,721
Denso Corp.	9,300	505,358
DIC Corp.	13,300	441,229
Dowa Holdings Co., Ltd. @	2,700	95,282
Ebara Corp.	16,800	588,920
FUJIFILM Holdings Corp.	68,700	2,709,132
Fukuoka Financial Group, Inc.	90,000	487,195
Glory Ltd.	11,200	397,350
Gunma Bank Ltd. (The)	47,000	267,675
H2O Retailing Corp.	14,000	256,567
Hachijuni Bank Ltd. (The)	48,000	258,033
Hankyu Hanshin Holdings, Inc.	48,700	1,807,857
Hiroshima Bank Ltd. (The)	24,000	181,119
Hitachi Capital Corp.	9,900	247,395
Hitachi Chemical Co., Ltd.	21,300	469,219
Hitachi Ltd.	532,000	3,815,321
Hitachi Metals Ltd.	47,400	550,598
Hitachi Transport System Ltd.	7,700	213,622
Hokuhoku Financial Group, Inc.	15,000	203,985
Honda Motor Co., Ltd.	271,700	9,297,117
House Foods Group, Inc. @	700	22,959
Ibiden Co., Ltd.	32,600	477,641

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Japan (Continued)
Idemitsu Kosan Co., Ltd.	29,800	$1,120,248
Iida Group Holdings Co., Ltd.	36,900	681,092
Isetan Mitsukoshi Holdings Ltd.	26,300	287,457
ITOCHU Corp.	47,700	919,661
Itoham Yonekyu Holdings, Inc.	6,800	58,858
Iyo Bank Ltd. (The)	29,500	224,012
J. Front Retailing Co., Ltd.	51,400	855,499
JFE Holdings, Inc.	92,200	1,834,815
JSR Corp.	14,200	315,348
JTEKT Corp.	41,800	604,186
JX Holdings, Inc.	439,300	2,632,373
K's Holdings Corp.	15,600	214,343
Kamigumi Co., Ltd.	12,500	276,538
Kaneka Corp.	80,000	788,685
Kawasaki Heavy Industries Ltd.	5,700	181,331
Kawasaki Kisen Kaisha Ltd. @*	12,200	282,398
Kobe Steel Ltd. *	68,700	673,409
Konica Minolta, Inc. @	142,000	1,191,730
Kuraray Co., Ltd.	76,400	1,306,781
Kurita Water Industries Ltd.	3,100	98,618
Kyushu Financial Group, Inc.	44,870	221,809
LIXIL Group Corp.	32,900	721,973
Marubeni Corp.	151,200	1,089,470
Mazda Motor Corp.	153,300	2,030,697
Mebuki Financial Group, Inc.	83,070	318,524
Medipal Holdings Corp.	27,200	561,868
Mitsubishi Chemical Holdings Corp.	88,600	849,321
Mitsubishi Corp.	125,300	3,327,242
Mitsubishi Gas Chemical Co., Inc.	32,700	774,745
Mitsubishi Heavy Industries Ltd. @	73,600	2,807,597
Mitsubishi Logistics Corp. @	2,500	52,018
Mitsubishi Materials Corp.	35,500	1,039,260
Mitsubishi UFJ Financial Group, Inc.	300,400	1,965,777
Mitsubishi UFJ Financial Group, Inc., ADR	867,278	5,758,726
Mitsubishi UFJ Lease & Finance Co., Ltd.	110,200	649,362
Mitsui & Co., Ltd., ADR @	546	189,203
Mitsui Chemicals, Inc.	47,200	1,477,149
Mitsui Fudosan Co., Ltd.	39,900	949,455
Mitsui OSK Lines Ltd.	20,900	586,312
Mizuho Financial Group, Inc.	1,992,700	3,586,317
MS&AD Insurance Group Holdings, Inc.	55,628	1,712,676
NEC Corp.	73,400	2,041,859
NH Foods Ltd.	20,534	838,476
NHK Spring Co., Ltd.	42,200	446,569
Nikon Corp.	10,000	178,469
Nippo Corp.	11,000	245,421
Nippon Electric Glass Co., Ltd.	10,900	311,414
Nippon Express Co., Ltd.	24,600	1,606,785
Nippon Paper Industries Co., Ltd. @	30,700	562,903
Nippon Shokubai Co., Ltd.	4,600	315,154
Nippon Steel Sumitomo Metal Corp.	124,127	2,692,403
Nippon Yusen KK	50,100	970,406
Nissan Motor Co., Ltd.	426,800	4,390,138
Nisshinbo Holdings, Inc.	23,000	306,292
NOK Corp.	19,900	383,581
Nomura Holdings, Inc.	465,300	2,672,726
Nomura Real Estate Holdings, Inc.	18,700	433,384
NTN Corp. @	95,000	391,946
Obayashi Corp.	17,000	184,691
Oji Holdings Corp.	226,000	1,440,045
Resona Holdings, Inc.	371,600	1,972,810
Ricoh Co., Ltd. @	230,800	2,249,327
Sankyo Co., Ltd.	5,400	187,773
Sega Sammy Holdings, Inc.	26,200	419,821
Seino Holdings Co., Ltd.	20,400	372,513
Sekisui House Ltd.	125,500	2,278,709
Shimamura Co. Ltd.	3,200	396,372
Shimizu Corp.	23,000	202,537
Shinsei Bank Ltd.	18,500	284,615
Shizuoka Bank Ltd. (The)	58,000	550,538
Sojitz Corp.	145,400	457,770
Sompo Holdings, Inc.	37,643	1,500,343
Sumitomo Chemical Co., Ltd.	471,000	2,691,302
Sumitomo Corp.	55,600	919,134
Sumitomo Dainippon Pharma Co., Ltd. @	36,000	594,784
Sumitomo Electric Industries Ltd.	177,700	2,682,910
Sumitomo Forestry Co., Ltd.	33,800	537,789
Sumitomo Heavy Industries Ltd.	23,400	879,658
Sumitomo Metal Mining Co., Ltd.	11,000	447,112
Sumitomo Mitsui Financial Group, Inc.	217,400	9,094,003
Sumitomo Mitsui Trust Holdings, Inc.	27,100	1,095,919
Sumitomo Rubber Industries Ltd.	42,800	778,730
Suzuken Co., Ltd.	9,240	384,692
T&D Holdings, Inc.	70,300	1,105,653
Taiheiyo Cement Corp.	20,700	735,360
Takashimaya Co., Ltd.	47,000	447,451
TDK Corp.	25,300	2,213,646
Teijin Ltd.	53,199	999,934
TOKAI RIKA Co., Ltd.	11,500	231,610
Tokio Marine Holdings, Inc.	27,300	1,224,594
Tokyo Tatemono Co., Ltd.	27,000	404,727
Tokyu Fudosan Holdings Corp.	101,100	719,259
Tosoh Corp.	51,500	999,460
Toyo Seikan Group Holdings Ltd.	35,200	520,036
Toyoda Gosei Co., Ltd.	15,300	349,266
Toyota Motor Corp.	269,190	17,309,318
Toyota Motor Corp., ADR	35,870	4,676,372
Toyota Tsusho Corp.	28,900	962,835
Ube Industries Ltd.	24,700	717,288
Yamada Denki Co., Ltd. @	165,300	995,793
Yamaguchi Financial Group, Inc.	23,000	282,083
Yokohama Rubber Co., Ltd. (The)	27,600	631,346
Zeon Corp.	8,000	114,431
		168,547,190
Netherlands — 4.0%
ABN AMRO Group NV ±	67,212	2,023,693
Aegon NV	208,166	1,402,611
Akzo Nobel NV	2,525	238,422
ArcelorMittal *	79,834	2,539,520
ArcelorMittal *=	28,247	893,242
Fiat Chrysler Automobiles NV *	147,254	2,989,975
ING Groep NV	438,143	7,385,847
Koninklijke Ahold Delhaize NV	244,621	5,791,723
Koninklijke DSM NV	36,637	3,635,250
Koninklijke Philips NV	31,173	1,194,238
NN Group NV	42,662	1,891,864
Randstad Holding NV @	2,608	171,425
		30,157,810
New Zealand — 0.1%
Air New Zealand Ltd.	126,439	295,149
Auckland International Airport Ltd.	84,207	372,441
Fletcher Building Ltd.	84,980	370,333
Fonterra Co-operative Group Ltd.	6,088	26,003
		1,063,926
Norway — 0.7%
Aker ASA, A Shares	3,994	224,442
DNB ASA	71,896	1,395,491
Norsk Hydro ASA	141,693	830,586

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Norway (Continued)
SpareBank 1 SR-Bank ASA	13,605	$149,609
Statoil ASA	19,932	469,516
Storebrand ASA	56,200	457,268
Subsea 7 SA	66,388	849,033
Yara International ASA	25,784	1,089,080
		5,465,025
Portugal — 0.1%
Banco Espirito Santo SA *§	414,564	—
EDP Renovaveis SA	32,371	317,054
		317,054
Singapore — 0.9%
BOC Aviation Ltd. ±	11,700	69,546
CapitaLand Ltd.	362,800	987,832
City Developments Ltd.	76,000	753,537
Frasers Centrepoint Ltd.	23,300	35,541
Golden Agri-Resources Ltd.	811,000	216,489
Hutchison Port Holdings Trust	1,160,800	342,436
Keppel Corp. Ltd.	224,800	1,332,186
Sembcorp Industries Ltd.	293,200	695,460
Singapore Airlines Ltd.	139,740	1,155,308
United Industrial Corp. Ltd.	63,243	156,763
UOL Group Ltd.	47,218	307,908
Wilmar International Ltd.	232,300	563,409
		6,616,415
Spain — 2.9%
Banco de Sabadell SA	1,148,372	2,347,016
Banco Santander SA	1,942,288	12,654,455
Bankia SA @	80,316	359,623
Mapfre SA	92,433	307,196
Repsol SA	358,039	6,350,514
		22,018,804
Sweden — 2.7%
Arjo AB, B Shares *	21,456	62,699
Boliden AB	71,854	2,517,102
Getinge AB, B Shares	35,164	399,826
Holmen AB, B Shares	11,728	636,277
Millicom International Cellular SA	9,819	669,707
Nordea Bank AB	493,196	5,262,852
SSAB AB, A Shares *	13,630	76,722
SSAB AB, B Shares @	227,651	2,383,986
SSAB AB, Series B *	43,015	198,234
Svenska Cellulosa AB, Series A	244	2,586
Svenska Cellulosa AB, Series B	133,128	1,417,728
Svenska Handelsbanken AB, A Shares @	164,072	2,047,510
Svenska Handelsbanken AB, B Shares	1,918	25,268
Tele2 AB, B Shares	31,603	379,056
Telefonaktiebolaget LM Ericsson, B Shares @	236,809	1,500,866
Telia Co. AB	390,069	1,831,733
Trelleborg AB	39,848	1,001,235
		20,413,387
Switzerland — 8.0%
ABB Ltd.	15,754	374,405
Adecco Group SA	37,680	2,680,167
Baloise Holding AG	10,839	1,656,462
Banque Cantonale Vaudoise	37	29,917
Cie Financiere Richemont SA	55,021	4,935,775
Clariant AG *	70,701	1,686,914
Credit Suisse Group AG *	139,027	2,325,358
Dufry AG *	8,794	1,151,223
Flughafen Zuerich AG *	2,721	599,986
Helvetia Holding AG	352	209,690
Julius Baer Group Ltd. *	39,125	2,403,978
LafargeHolcim Ltd. *	79,934	4,372,958
Novartis AG	134,313	10,854,626
Novartis AG, ADR	19,570	1,582,235
Swatch Group AG (The) µ	12,412	1,039,310
Swatch Group AG (The) µ	8,156	3,595,124
Swiss Life Holding AG *	5,678	2,021,154
Swiss Re AG	47,318	4,814,953
UBS Group AG *	263,220	4,624,247
Vifor Pharma AG	3,119	480,411
Zurich Insurance Group AG *	26,257	8,607,682
		60,046,575
United Kingdom — 16.5%
Anglo American PLC @	308,715	7,194,246
Antofagasta PLC	39,812	514,436
Aviva PLC	292,929	2,038,048
Barclays PLC, ADR	410,687	4,854,320
Barratt Developments PLC	179,945	1,339,064
BHP Billiton PLC, ADR	630	25,030
BP PLC, ADR @	484,052	19,623,468
Coca-Cola European Partners PLC	3,617	150,517
Glencore PLC *	915,554	4,544,642
HSBC Holdings PLC	140,729	1,313,785
HSBC Holdings PLC, ADR @	296,103	14,115,230
J Sainsbury PLC	422,622	1,415,938
John Wood Group PLC	27,920	211,528
Kingfisher PLC	420,977	1,727,596
Lloyds Banking Group PLC	8,581,176	7,784,674
Lloyds Banking Group PLC, ADR @	414,401	1,541,572
Old Mutual PLC	368,147	1,236,010
Pearson PLC	48,365	508,242
Pearson PLC, ADR	32,293	340,045
Royal Bank of Scotland Group PLC *	83,038	301,508
Royal Bank of Scotland Group PLC, ADR @*	81,693	604,528
Royal Dutch Shell PLC, A Shares	19,470	610,112
Royal Dutch Shell PLC, ADR, Class A @	218,025	13,912,175
Royal Dutch Shell PLC, ADR, Class B @	243,497	15,956,358
Royal Mail PLC	132,706	1,006,897
Standard Chartered PLC	301,048	3,010,235
Tesco PLC	28,781	83,142
Vodafone Group PLC	6,054,224	16,497,204
WM Morrison Supermarkets PLC	368,150	1,102,759
		123,563,309
United States — 0.2%
Shire PLC	27,024	1,353,744
TOTAL COMMON STOCKS (Identified Cost $637,750,478)		733,612,689
PREFERRED STOCKS — 1.3%
Germany — 1.3%
Bayerische Motoren Werke AG, 4.500%	10,816	1,013,446
Porsche Automobil Holding SE, 4.640%	16,730	1,389,516
Volkswagen AG, 4.550%	36,779	7,303,205
		9,706,167
TOTAL PREFERRED STOCKS (Identified Cost $10,655,207)		9,706,167

See notes to portfolios of investments

	SHARES	VALUE †
SHORT-TERM INVESTMENTS — 7.5%
Investment Company — 0.3%
State Street Institutional U.S. Government Money Market Fund, 1.580%	2,199,942	$2,199,942
Collateral For Securities On Loan — 7.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.720%	53,952,228	53,952,228
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $56,152,170)		56,152,170

Total Investments — 106.4%
(Identified Cost $704,557,855) #		799,471,026

Liabilities, Less Cash and Other Assets — (6.4%)		(48,180,333)
Net Assets — 100.0%		$751,290,693

†	See Note 1
@	A portion or all of the security were held on loan. As of March 31, 2018, the market value of the securities on loan was $64,130,940.
*	Non-income producing security
¥	Traded on the Canada, Toronto Stock Exchange.
=	Traded on the France, Euronext Paris Exchange.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at March 31, 2018 amounted to $3,129,028 or 0.42% of the net assets of the Fund.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund's Board of Trustees. See Note 1
µ	Traded on the Switzerland, Swiss Exchange.
#	At March 31, 2018, the aggregate cost of investment securities for U.S. federal income tax purposes was $704,557,855. Net unrealized appreciation aggregated $94,913,171 of which $140,474,488 related to appreciated investment securities and $45,561,317 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt

See notes to portfolios of investments

March 31, 2018
Country Weightings (As a percentage of long-term investments) (Unaudited)

Country	Percentage
Japan	22.7%
United Kingdom	16.6%
France	9.9%
Germany	8.6%
Canada	8.1%
Switzerland	8.1%
Australia	5.2%
Netherlands	4.1%
Spain	3.0%
Other	13.7%
100.0%

Ten largest long-term industry holdings as of March 31, 2018
(As a percentage of net assets) (Unaudited):

Industry	Percentage
Commercial Banks	20.6%
Oil, Gas & Consumable Fuels	15.2%
Automobiles	11.5%
Insurance	7.9%
Metals & Mining	7.1%
Chemicals	3.9%
Wireless Telecommunication Services	2.4%
Capital Markets	2.3%
Pharmaceuticals	2.3%
Real Estate Management & Development	2.3%

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2018 (Unaudited)

	SHARES	VALUE †
COMMON STOCKS — 99.7%
Aerospace & Defense — 1.8%
AAR Corp.	10,384	$458,038
Aerojet Rocketdyne Holdings, Inc. *	31,048	868,413
Aerovironment, Inc. *	7,438	338,503
Arotech Corp. *	9,457	28,844
Astronics Corp. *	9,293	346,629
Axon Enterprise, Inc. *	16,262	639,259
BWX Technologies, Inc.	3,185	202,343
CPI Aerostructures, Inc. *	1,342	13,085
Cubic Corp.	6,500	413,400
Curtiss-Wright Corp.	2,920	394,404
Ducommun, Inc. *	3,610	109,672
Engility Holdings, Inc. *	5,031	122,756
Esterline Technologies Corp. *	7,884	576,715
HEICO Corp.	316	27,432
Hexcel Corp.	1,254	80,996
Innovative Solutions & Support, Inc. *	3,248	11,465
KEYW Holding Corp. (The) *@	5,770	45,352
KLX, Inc. *	9,583	680,968
Kratos Defense & Security Solutions, Inc. *@	17,754	182,689
Mercury Systems, Inc. *	8,267	399,461
Moog, Inc., Class A *	8,996	741,360
National Presto Industries, Inc. @	1,177	110,344
SIFCO Industries, Inc. *	1,187	6,555
Sparton Corp. *	2,587	45,040
Teledyne Technologies, Inc. *	675	126,340
Triumph Group, Inc. @	9,084	228,917
Vectrus, Inc. *	3,560	132,574
Wesco Aircraft Holdings, Inc. *	23,396	239,809
		7,571,363
Air Freight & Logistics — 0.6%
Air Transport Services Group, Inc. *	35,944	838,214
Atlas Air Worldwide Holdings, Inc. *	6,536	395,101
Echo Global Logistics, Inc. *	7,622	210,367
Forward Air Corp.	6,951	367,430
HUB Group, Inc., Class A *	11,481	480,480
Radiant Logistics, Inc. *	9,354	36,200
		2,327,792
Airlines — 0.6%
Allegiant Travel Co. @	6,624	1,142,971
Hawaiian Holdings, Inc.	12,656	489,787
Skywest, Inc.	12,976	705,894
Spirit Airlines, Inc. *@	3,315	125,241
		2,463,893
Auto Components — 1.7%
American Axle & Manufacturing Holdings, Inc. *	46,677	710,424
Cooper Tire & Rubber Co. @	15,551	455,644
Cooper-Standard Holdings, Inc. *	4,019	493,573
Dana, Inc.	32,214	829,833
Dorman Products, Inc. *	8,380	554,840
Fox Factory Holding Corp. *	8,405	293,334
Gentex Corp.	477	10,981
Gentherm, Inc. *	9,644	327,414
Horizon Global Corp. *@	7,663	63,143
LCI Industries	6,043	629,378
Modine Manufacturing Co. *	11,514	243,521
Motorcar Parts of America, Inc. *	6,077	130,230
Shiloh Industries, Inc. *	7,004	60,935
Standard Motor Products, Inc.	8,131	386,792
Stoneridge, Inc. *	10,350	285,660
Strattec Security Corp.	1,541	56,015
Superior Industries International, Inc.	6,600	87,780
Tenneco, Inc.	10,923	599,345
Tower International, Inc.	6,346	176,102
Visteon Corp. *	7,099	782,594
VOXX International Corp. *	7,684	38,036
		7,215,574
Automobiles — 0.1%
Thor Industries, Inc.	875	100,774
Winnebago Industries, Inc.	10,123	380,625
		481,399
Beverages — 0.4%
Boston Beer Co., Inc. (The), Class A *@	1,852	350,120
Coca-Cola Bottling Co., Consolidated	1,354	233,795
Craft Brew Alliance, Inc. *	6,618	123,095
MGP Ingredients, Inc. @	5,354	479,665
National Beverage Corp. @	4,756	423,379
Primo Water Corp. *	5,815	68,094
		1,678,148
Biotechnology — 1.3%
Achillion Pharmaceuticals, Inc. *	23,152	85,894
Acorda Therapeutics, Inc. *	13,332	315,302
Aduro Biotech, Inc. *@	1,186	11,030
Adverum Biotechnologies, Inc. *	8,282	48,036
Agios Pharmaceuticals, Inc. *	639	52,257
Alder Biopharmaceuticals, Inc. *@	11,560	146,812
Aldeyra Therapeutics, Inc. *	2,489	18,667
AMAG Pharmaceuticals, Inc. *	2,638	53,156
Applied Genetic Technologies Corp. *	2,241	8,628
Aptevo Therapeutics, Inc. *	11,461	37,477
Aquinox Pharmaceuticals, Inc. *	1,970	27,738
Ardelyx, Inc. *	10,642	53,742
Arrowhead Pharmaceuticals, Inc. *@	4,070	29,345
Avexis, Inc. *	328	40,534
BioSpecifics Technologies Corp. *	2,311	102,470
BioTime, Inc. *@	3,419	9,197
Calithera Biosciences, Inc. *	3,632	22,882
Catabasis Pharmaceuticals, Inc. *	11,146	20,174
Celldex Therapeutics, Inc. *	22,344	52,061
Cellular Biomedicine Group, Inc. *	2,000	35,100
Chimerix, Inc. *	13,027	67,740
Concert Pharmaceuticals, Inc. *	4,026	92,195
Corvus Pharmaceuticals, Inc. *	1,065	12,279
Emergent BioSolutions, Inc. *	9,812	516,602
Enanta Pharmaceuticals, Inc. *	5,023	406,411
Exact Sciences Corp. *@	3,620	145,995
Exelixis, Inc. *	8,220	182,073
FibroGen, Inc. *	608	28,090
Five Prime Therapeutics, Inc. *	4,603	79,080
Infinity Pharmaceuticals, Inc. *@	17,874	37,535
Intrexon Corp. *@	872	13,368
Ionis Pharmaceuticals, Inc. *@	4,594	202,503
Karyopharm Therapeutics, Inc. *	2,354	31,591
Kindred Biosciences, Inc. *	3,345	28,934
Ligand Pharmaceuticals, Inc. *@	2,408	397,705
MacroGenics, Inc. *	2,337	58,799
MEI Pharma, Inc. *	13,204	27,332
Merrimack Pharmaceuticals, Inc. @	4,336	34,905
Minerva Neurosciences, Inc. *	5,077	31,731
Miragen Therapeutics, Inc. *	3,286	23,035
Mirati Therapeutics, Inc. *@	1,950	59,865
Myriad Genetics, Inc. *@	19,349	571,763
See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Biotechnology (Continued)
Neurocrine Biosciences, Inc. *@	144	$11,942
Neurotrope, Inc. *	2,588	21,015
Ophthotech Corp. *	6,730	18,440
OPKO Health, Inc. *@	23,063	73,110
Otonomy, Inc. *	10,515	44,163
PDL BioPharma, Inc. *	39,487	116,092
Pfenex, Inc. *	2,903	17,418
Proteostasis Therapeutics, Inc. *	1,871	8,887
PTC Therapeutics, Inc. *	1,434	38,804
Recro Pharma, Inc. *	2,713	29,870
Repligen Corp. *	5,344	193,346
Retrophin, Inc. *@	8,973	200,636
Sage Therapeutics, Inc. *	709	114,199
Selecta Biosciences, Inc. *@	2,153	21,939
Sierra Oncology, Inc. *	10,246	21,209
Spectrum Pharmaceuticals, Inc. *	19,009	305,855
Stemline Therapeutics, Inc. *	1,284	19,645
Syndax Pharmaceuticals, Inc. *@	6,974	99,240
Trevena, Inc. *	13,678	22,432
Verastem, Inc. *@	9,653	28,766
Versartis, Inc. *	11,623	19,178
Zafgen, Inc. *	3,913	29,152
		5,675,371
Building Products — 2.1%
AAON, Inc.	14,109	550,251
Advanced Drainage Systems, Inc.	21,755	563,454
American Woodmark Corp. *	9,748	959,691
Apogee Enterprises, Inc.	9,796	424,657
Armstrong Flooring, Inc. *	10,454	141,861
Armstrong World Industries, Inc. *	23,070	1,298,841
Builders FirstSource, Inc. *	24,352	483,144
Continental Building Products, Inc. *	9,323	266,172
CSW Industrials, Inc. *	1,329	59,871
Gibraltar Industries, Inc. *	8,000	270,800
Griffon Corp.	12,945	236,246
Insteel Industries, Inc.	6,600	182,358
Masonite International Corp. *	169	10,368
NCI Building Systems, Inc. *	12,026	212,860
Patrick Industries, Inc. *	5,679	351,246
PGT Innovations, Inc. *	20,987	391,408
Ply Gem Holdings, Inc. *	10,477	226,303
Quanex Building Products Corp.	9,211	160,271
Simpson Manufacturing Co., Inc.	12,600	725,634
Trex Co., Inc. *	8,162	887,781
Universal Forest Products, Inc.	16,500	535,425
		8,938,642
Capital Markets — 2.2%
Artisan Partners Asset Management, Inc., Class A	24,421	813,219
BGC Partners, Inc., Class A	58,742	790,080
BrightSphere Investment Group PLC	5,801	91,424
Cohen & Steers, Inc.	7,453	303,039
Cowen Group, Inc., Class A *@	6,131	80,929
Diamond Hill Investment Group, Inc.	739	152,648
Donnelley Financial Solutions, Inc. *	7,095	121,821
Eaton Vance Corp.	3,137	174,637
Evercore, Inc., Class A	9,789	853,601
Federated Investors, Inc., Class B	20,626	688,908
Financial Engines, Inc.	3,187	111,545
Gain Capital Holdings, Inc. @	9,997	67,480
GAMCO Investors, Inc., Class A	1,700	42,211
Greenhill & Co., Inc.	8,659	160,191
Houlihan Lokey, Inc.	1,002	44,689
Interactive Brokers Group, Inc., Class A	16,151	1,085,993
Intl FCStone, Inc. *	3,859	164,702
Investment Technology Group, Inc.	9,451	186,563
Janus Henderson Group PLC	16,584	548,765
Ladenburg Thalmann Financial Services, Inc.	35,937	117,514
LPL Financial Holdings, Inc.	3,619	221,012
Manning & Napier, Inc.	2,524	8,834
Moelis & Co., Class A	3,839	195,213
Morningstar, Inc.	268	25,599
Newsstar Financial, Inc. §~	13,144	6,470
Oppenheimer Holdings, Inc., Class A	3,360	86,520
Piper Jaffray Cos.	4,033	334,941
PJT Partners, Inc., Class A	597	29,910
Pzena Investment Management, Inc., Class A	4,481	49,873
Safeguard Scientifics, Inc. *	8,623	105,632
Silvercrest Asset Management Group, Inc., Class A	759	11,537
Stifel Financial Corp.	12,616	747,246
Virtus Investment Partners, Inc.	2,370	293,406
Waddell & Reed Financial, Inc., Class A @	3,742	75,626
Westwood Holdings Group, Inc.	2,775	156,760
WisdomTree Investments, Inc.	32,848	301,216
		9,249,754
Chemicals — 2.7%
A. Schulman, Inc.	6,827	293,561
Advanced Emissions Solutions, Inc. @	2,266	25,878
AdvanSix, Inc. *	13,301	462,609
AgroFresh Solutions, Inc. *	3,359	24,689
American Vanguard Corp.	8,647	174,669
Balchem Corp.	11,654	952,714
Cabot Corp.	9,527	530,844
Chase Corp.	2,101	244,661
Core Molding Technologies, Inc.	1,500	26,745
Ferro Corp. *	25,241	586,096
Flotek Industries, Inc. *@	13,537	82,576
FutureFuel Corp.	10,473	125,571
GCP Applied Technologies, Inc. *	2,256	65,537
H.B. Fuller Co.	13,143	653,601
Hawkins, Inc.	2,398	84,290
Innophos Holdings, Inc.	5,400	217,134
Innospec, Inc.	5,850	401,310
Intrepid Potash, Inc. *@	27,057	98,487
KMG Chemicals, Inc.	3,001	179,910
Koppers Holdings, Inc. *	4,597	188,937
Kraton Corp. *	6,776	323,283
Kronos Worldwide, Inc.	10,857	245,368
LSB Industries, Inc. *	5,556	34,058
Minerals Technologies, Inc.	9,665	647,072
NewMarket Corp.	92	36,955
Northern Technologies International Corp.	800	18,000
Omnova Solutions, Inc. *	17,097	179,519
Platform Specialty Products Corp. *	30,212	290,942
PolyOne Corp.	24,872	1,057,557
Quaker Chemical Corp.	3,387	501,716
Rayonier Advanced Materials, Inc.	16,098	345,624
RPM International, Inc.	2,000	95,340
Scotts Miracle-Gro Co. (The)	1,079	92,524
Sensient Technologies Corp.	9,729	686,673

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Chemicals (Continued)
Stepan Co.	3,991	$331,971
Trecora Resources *	5,488	74,637
Tredegar Corp.	8,700	156,165
Trinseo SA	8,507	629,943
Tronox Ltd., Class A	12,458	229,726
Valhi, Inc.	1,644	9,963
Valvoline, Inc.	2,708	59,928
W.R. Grace & Co.	634	38,820
		11,505,603
Commercial Banks — 10.5%
1st Source Corp.	7,264	367,704
Access National Corp.	2,671	76,204
Allegiance Bancshares, Inc. *	1,614	63,188
American National Bankshares, Inc.	2,923	109,905
Ameris Bancorp	13,599	719,387
AmeriServ Financial, Inc.	4,400	17,600
Arrow Financial Corp.	4,984	169,207
Associated Banc-Corp.	41,516	1,031,673
Atlantic Capital Bancshares, Inc. *	2,502	45,286
Banc of California, Inc. @	8,558	165,169
Bancfirst Corp.	10,839	575,551
Bancorp, Inc. (The) *	19,032	205,546
BancorpSouth Bank	31,791	1,010,954
Bank of Hawaii Corp.	11,233	933,462
Bank of Marin Bancorp	1,050	72,398
BankUnited, Inc.	3,750	149,925
Bankwell Financial Group, Inc.	326	10,523
Banner Corp.	7,617	422,667
Bar Harbor Bankshares	2,489	68,995
BCB Bancorp, Inc.	878	13,741
Berkshire Hills Bancorp, Inc.	6,936	263,221
Blue Hills Bancorp, Inc.	3,496	72,892
Boston Private Financial Holdings, Inc.	21,569	324,613
Bridge Bancorp, Inc.	2,975	99,811
Brookline Bancorp, Inc.	18,706	303,037
Bryn Mawr Bank Corp.	5,616	246,823
C&F Financial Corp.	962	50,601
Camden National Corp.	4,996	222,322
Capital City Bank Group, Inc.	1,890	46,778
Carolina Financial Corp.	4,074	160,027
Cathay General Bancorp	21,914	876,122
CenterState Bank Corp.	9,586	254,317
Central Pacific Financial Corp.	7,849	223,383
Central Valley Community Bancorp	2,688	52,577
Century Bancorp, Inc., Class A	975	77,415
Chemical Financial Corp.	13,615	744,468
Citizens & Northern Corp.	852	19,673
City Holding Co.	5,429	372,212
Civista Bancshares, Inc.	270	6,172
CNB Financial Corp.	3,877	112,782
CoBiz Financial, Inc.	14,871	291,472
Columbia Banking System, Inc.	18,941	794,575
Community Bank System, Inc.	10,370	555,417
Community Trust Bancorp, Inc.	4,634	209,457
Connectone Bancorp, Inc.	6,144	176,947
Customers Bancorp, Inc. *	5,348	155,894
CVB Financial Corp.	27,325	618,638
Eagle Bancorp, Inc. *	6,777	405,603
Enterprise Bancorp, Inc.	331	11,681
Enterprise Financial Services Corp.	3,837	179,955
Equity Bancshares, Inc., Class A *	2,190	85,760
Farmers & Merchants Bancorp, Inc./Archbold OH	1,205	48,646
Farmers Capital Bank Corp.	2,729	109,024
Farmers National Banc Corp.	6,489	89,873
FB Financial Corp. *	630	25,572
FCB Financial Holdings, Inc., Class A *	6,632	338,895
Fidelity Southern Corp.	9,476	218,611
Financial Institutions, Inc.	5,615	166,204
First Bancorp, Inc.	3,442	96,307
First Bancorp/Puerto Rico *	35,131	211,489
First Bancorp/Southern Pines NC	4,576	163,134
First Busey Corp.	7,922	235,442
First Business Financial Services, Inc.	551	13,863
First Citizens Bancshares, Inc., Class A	254	104,963
First Commonwealth Financial Corp.	23,740	335,446
First Community Bancshares, Inc.	5,007	149,459
First Connecticut Bancorp, Inc.	2,745	70,272
First Financial Bancorp	15,133	444,154
First Financial Bankshares, Inc. @	13,804	639,125
First Financial Corp.	2,698	112,237
First Financial Northwest, Inc.	2,239	37,503
First Foundation, Inc. *	6,207	115,078
First Horizon National Corp.	5,305	99,893
First Internet Bancorp	1,284	47,508
First Interstate Bancsystem, Inc.	6,668	263,719
First Merchants Corp.	8,330	347,361
First Mid-Illinois Bancshares, Inc.	500	18,225
First Midwest Bancorp, Inc.	18,632	458,161
First of Long Island Corp. (The)	5,134	140,928
Flushing Financial Corp.	7,140	192,494
FNB Corp.	24,564	330,386
Franklin Financial Network, Inc. *	2,740	89,324
Fulton Financial Corp.	44,920	797,330
German American Bancorp, Inc.	4,050	135,067
Glacier Bancorp, Inc.	19,481	747,681
Great Southern Bancorp, Inc.	3,742	186,913
Great Western Bancorp, Inc.	1,271	51,183
Green Bancorp, Inc. *	5,182	115,300
Guaranty Bancorp	4,394	124,570
Hancock Holding Co.	6,326	327,054
Hanmi Financial Corp.	8,053	247,630
HarborOne Bancorp, Inc. *	4,196	74,101
Heartland Financial USA, Inc.	5,400	286,470
Heritage Commerce Corp.	12,190	200,891
Heritage Financial Corp.	5,733	175,430
Hilltop Holdings, Inc.	25,969	609,233
Home Bancshares, Inc.	14,737	336,151
HomeTrust Bancshares, Inc. *	2,644	68,876
Hope Bancorp, Inc.	34,605	629,465
Horizon Bancorp	6,076	182,341
Howard Bancorp, Inc. *	499	9,880
Iberiabank Corp.	4,398	343,044
Independent Bank Corp.	4,840	346,302
Independent Bank Group, Inc.	500	35,350
International Bancshares Corp.	15,750	612,675
Lakeland Bancorp, Inc.	6,732	133,630
Lakeland Financial Corp.	5,055	233,693
LegacyTexas Financial Group, Inc.	11,096	475,131
Live Oak Bancshares, Inc.	500	13,900
Macatawa Bank Corp.	10,065	103,368
MainSource Financial Group, Inc.	5,357	217,762
MB Financial, Inc.	15,151	613,312
MBT Financial Corp.	5,012	53,879
Mercantile Bank Corp.	4,860	161,595
Midland States Bancorp, Inc.	1,086	34,274
Midsouth Bancorp, Inc.	3,530	44,655
MidWestOne Financial Group, Inc.	613	20,407
National Bank Holdings Corp., Class A	5,759	191,487

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Commercial Banks (Continued)
National Commerce Corp. *	1,943	$84,618
NBT Bancorp, Inc.	10,025	355,687
Nicolet Bankshares, Inc. *	1,020	56,171
Northeast Bancorp @	2,190	44,895
Northrim Bancorp, Inc.	2,391	82,609
OFG Bancorp	10,569	110,446
Old Line Bancshares, Inc.	3,023	99,759
Old National Bancorp	29,051	490,962
Old Second Bancorp, Inc.	2,244	31,192
Opus Bank	4,401	123,228
Pacific Mercantile Bancorp *	2,500	23,875
Pacific Premier Bancorp, Inc. *	6,414	257,843
Park National Corp.	3,450	357,972
Peapack Gladstone Financial Corp.	4,278	142,842
Penns Woods Bancorp, Inc.	1,159	49,037
People's Utah Bancorp	3,598	116,215
Peoples Bancorp, Inc.	4,491	159,206
Popular, Inc.	10,180	423,692
Preferred Bank	3,769	241,970
Premier Financial Bancorp, Inc.	1,381	25,700
QCR Holdings, Inc.	3,022	135,537
Renasant Corp.	8,712	370,783
Republic Bancorp, Inc., Class A	6,120	234,396
Republic First Bancorp, Inc. *	3,546	30,850
S&T Bancorp, Inc.	8,302	331,582
Sandy Spring Bancorp, Inc.	6,300	244,188
Seacoast Banking Corp. of Florida *	5,668	150,032
Select Bancorp, Inc. *	200	2,672
ServisFirst Bancshares, Inc.	6,378	260,350
Sierra Bancorp	4,469	119,054
Simmons First National Corp., Class A	15,870	451,501
South State Corp.	6,422	547,797
Southern First Bancshares, Inc. *	1,759	78,276
Southern National Bancorp of Virginia, Inc.	3,875	61,380
Southside Bancshares, Inc.	6,142	213,373
State Bank Financial Corp.	4,771	143,178
Sterling Bancorp	50,859	1,146,870
Stock Yards Bancorp, Inc.	4,336	152,194
Summit Financial Group, Inc.	392	9,804
TCF Financial Corp.	43,473	991,619
Texas Capital Bancshares, Inc. *	3,548	318,965
Tompkins Financial Corp.	2,420	183,339
TowneBank	6,582	188,245
Trico Bancshares	5,350	199,127
TriState Capital Holdings, Inc. *	6,765	157,286
Triumph Bancorp, Inc. *	4,016	165,459
Trustmark Corp.	17,352	540,688
UMB Financial Corp.	10,571	765,235
Umpqua Holdings Corp.	1,184	25,349
Union Bankshares Corp.	10,118	371,432
United Bankshares, Inc. @	11,450	403,612
United Community Banks, Inc.	15,888	502,855
Univest Corp. of Pennsylvania	6,110	169,247
Valley National Bancorp	57,348	714,556
Veritex Holdings, Inc. *	5,336	147,647
Washington Trust Bancorp, Inc.	3,000	161,250
Webster Financial Corp.	2,448	135,619
WesBanco, Inc.	8,410	355,743
West Bancorp, Inc.	5,527	141,491
Westamerica Bancorp	6,329	367,588
Wintrust Financial Corp.	5,592	481,192
		44,346,336
Commercial Services & Supplies — 3.1%
ABM Industries, Inc.	14,023	469,490
ACCO Brands Corp.	26,340	330,567
ARC Document Solutions, Inc. *	18,534	40,775
Brady Corp., Class A	11,602	431,014
Brink's Co. (The)	7,356	524,851
Casella Waste Systems, Inc., Class A *	18,957	443,215
Ceco Environmental Corp.	8,520	37,914
Cimpress NV *	6,915	1,069,750
Civeo Corp. *	16,915	63,770
Clean Harbors, Inc. *	12,448	607,587
Command Security Corp. *	4,300	13,132
Covanta Holding Corp. @	31,607	458,301
Deluxe Corp.	9,989	739,286
Ennis, Inc.	5,800	114,260
Essendant, Inc.	9,904	77,251
Fuel Tech, Inc. *	4,500	5,400
Healthcare Services Group, Inc.	7,841	340,927
Heritage-Crystal Clean, Inc. *	3,229	76,043
Herman Miller, Inc.	14,286	456,438
HNI Corp.	11,460	413,591
Hudson Technologies, Inc. *@	13,375	66,073
Innerworkings, Inc. *	17,740	160,547
Interface, Inc.	19,482	490,946
Intersections, Inc. *@	3,104	5,060
Kimball International, Inc., Class B	14,278	243,297
Knoll, Inc.	12,851	259,462
LSC Communications, Inc.	4,787	83,533
Matthews International Corp., Class A	8,044	407,026
Mcgrath Rentcorp	5,300	284,557
Mobile Mini, Inc.	13,404	583,074
MSA Safety, Inc.	8,900	740,836
Multi-Color Corp.	4,321	285,402
NL Industries, Inc. *	7,891	61,944
Performant Financial Corp. *	7,231	21,693
Pitney Bowes, Inc.	4,177	45,488
Quad/Graphics, Inc.	4,591	116,382
SP Plus Corp. *	5,458	194,305
Steelcase, Inc., Class A	26,730	363,528
Team, Inc. *@	6,603	90,791
Tetra Tech, Inc.	15,308	749,327
UniFirst Corp.	3,000	484,950
US Ecology, Inc.	5,445	290,218
Viad Corp.	4,500	236,025
Virco Manufacturing Corp.	2,494	10,225
VSE Corp.	2,564	132,610
		13,120,861
Communications Equipment — 1.4%
Acacia Communications, Inc. *	545	20,961
ADTRAN, Inc.	21,960	341,478
Applied Optoelectronics, Inc. *@	4,381	109,788
Black Box Corp.	7,012	14,024
CalAmp Corp. *	13,756	314,737
Calix, Inc. *	13,728	94,037
Ciena Corp. *	27,004	699,404
Clearfield, Inc. *	3,231	41,680
Communications Systems, Inc.	1,418	5,204
Comtech Telecommunications Corp.	5,725	171,120
Digi International, Inc. *	7,600	78,280
EMCORE Corp. *	4,428	25,240

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Communications Equipment (Continued)
Extreme Networks, Inc. *	15,480	$171,364
Finisar Corp. *@	25,900	409,479
Harmonic, Inc. *@	24,420	92,796
Infinera Corp. *@	22,351	242,732
InterDigital, Inc.	9,067	667,331
KVH Industries, Inc. *	5,534	57,277
Lantronix, Inc. *	1,100	2,266
Lumentum Holdings, Inc. *@	5,125	326,975
NETGEAR, Inc. *	8,086	462,519
NetScout Systems, Inc. *	12,873	339,203
Network-1 Technologies, Inc.	1,343	3,559
Oclaro, Inc. *	7,713	73,736
Optical Cable Corp. *	374	1,085
PC-Tel, Inc. *	4,100	29,438
Plantronics, Inc.	8,418	508,195
Relm Wireless Corp.	2,000	7,900
Ribbon Communications, Inc. *	17,744	90,494
Tessco Technologies, Inc.	1,000	23,150
Ubiquiti Networks, Inc. *@	663	45,614
Viasat, Inc. *@	4,646	305,335
Viavi Solutions, Inc. *	33,947	329,965
		6,106,366
Computers & Peripherals — 0.3%
AstroNova, Inc.	1,572	24,366
Avid Technology, Inc. *	29,777	135,187
CCUR Holdings, Inc.	1,362	6,538
Cray, Inc. *	9,970	206,379
Diebold Nixdorf, Inc. @	5,013	77,200
Eastman Kodak Co. *@	8,012	42,864
Electronics for Imaging, Inc. *	11,783	322,029
Intevac, Inc. *	4,883	33,693
Super Micro Computer, Inc. *@	11,510	195,670
Transact Technologies, Inc.	1,515	19,771
Xplore Technologies Corp. *	3,115	10,093
		1,073,790
Construction & Engineering — 1.5%
Aegion Corp. *	10,061	230,498
Ameresco, Inc., Class A *	6,298	81,874
Argan, Inc.	5,893	253,104
Comfort Systems USA, Inc.	8,930	368,363
Dycom Industries, Inc. *@	9,800	1,054,774
EMCOR Group, Inc.	9,013	702,383
Goldfield Corp. (The) *	15,457	59,509
Granite Construction, Inc.	9,422	526,313
Great Lakes Dredge & Dock Corp. *	17,460	80,316
HC2 Holdings, Inc. *	1,781	9,368
IES Holdings, Inc. *	6,062	91,839
KBR, Inc.	27,114	438,976
Layne Christensen Co. *@	4,110	61,321
MasTec, Inc. *	7,480	351,934
MYR Group, Inc. *	5,036	155,210
Northwest Pipe Co. *	3,331	57,626
NV5 Global, Inc. *	2,453	136,755
Orion Marine Group, Inc. *	7,085	46,690
Primoris Services Corp.	16,878	421,612
Sterling Construction Co., Inc. *	8,350	95,691
Tutor Perini Corp. *	11,189	246,718
Valmont Industries, Inc.	5,127	750,080
		6,220,954
Construction Materials — 0.1%
Eagle Materials, Inc.	433	44,621
Forterra, Inc. *@	1,512	12,580
Summit Materials, Inc., Class A *	5,300	160,484
United States Lime & Minerals, Inc.	1,679	122,869
US Concrete, Inc. *@	3,055	184,522
		525,076
Consumer Finance — 1.2%
Asta Funding, Inc.	306	1,132
Atlanticus Holdings Corp. *	5,476	11,719
Consumer Portfolio Services, Inc. *	7,272	27,415
Encore Capital Group, Inc. *@	6,224	281,325
Enova International, Inc. *	19,253	424,529
Ezcorp, Inc., Class A *	15,362	202,778
FirstCash, Inc.	13,459	1,093,544
Green Dot Corp., Class A *	12,631	810,405
LendingClub Corp. *@	41,757	146,149
Navient Corp.	25,118	329,548
Nelnet, Inc., Class A	9,709	508,849
OneMain Holdings, Inc. *	8,524	255,209
PRA Group, Inc. *@	12,540	476,520
Regional Management Corp. *	3,472	110,548
World Acceptance Corp. *	3,942	415,093
		5,094,763
Containers & Packaging — 0.4%
AptarGroup, Inc.	573	51,473
Berry Plastics Group, Inc. *	3,460	189,643
Crown Holdings, Inc. *	2,845	144,384
Greif, Inc., Class B	1,193	69,492
Greif, Inc., Class A	5,187	271,021
Myers Industries, Inc.	11,631	245,996
Sealed Air Corp.	4,298	183,911
Silgan Holdings, Inc.	16,218	451,671
UFP Technologies, Inc. *	913	26,933
		1,634,524
Distributors — 0.1%
Core-Mark Holding Co., Inc.	11,498	244,447
Pool Corp.	1,680	245,650
Weyco Group, Inc.	1,489	50,030
		540,127
Diversified Consumer Services — 1.4%
Adtalem Global Education, Inc. *	15,103	718,148
American Public Education, Inc. *	6,643	285,649
Ascent Capital Group, Inc., Class A *	5,125	18,860
Bridgepoint Education, Inc. *	11,558	77,901
Bright Horizons Family Solutions, Inc. *	1,827	182,188
Cambium Learning Group, Inc. *	2,973	33,298
Capella Education Co.	2,356	205,797
Career Education Corp. *	24,321	319,578
Carriage Services, Inc.	5,101	141,094
Collectors Universe, Inc.	1,790	28,121
Graham Holdings Co., Class B	523	314,977
Grand Canyon Education, Inc. *	8,480	889,721
H&R Block, Inc.	3,526	89,596
Houghton Mifflin Harcourt Co. *	29,496	204,997
K12, Inc. *	10,696	151,669
Regis Corp. *	11,780	178,231
Service Corp. International	4,000	150,960
ServiceMaster Global Holdings, Inc. *	5,420	275,607
Sotheby's *	14,093	723,112
Strayer Education, Inc.	3,342	337,709
Universal Technical Institute, Inc. *	5,900	17,346
Weight Watchers International, Inc. *	6,398	407,680
		5,752,239
Diversified Financial Services — 0.1%
A-Mark Precious Metals, Inc.	1,856	22,736
Cannae Holdings, Inc. *	4,237	79,910

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Diversified Financial Services (Continued)
Marlin Business Services Corp.	4,578	$129,786
On Deck Capital, Inc. *	14,292	79,892
		312,324
Diversified Telecommunication Services — 0.4%
Alaska Communications Systems Group, Inc. *	2,448	4,406
ATN International, Inc.	3,600	214,632
Cincinnati Bell, Inc. *	10,380	143,763
Cogent Communications Holdings, Inc.	11,951	518,674
Consolidated Communications Holdings, Inc. @	15,524	170,143
Hawaiian Telcom Holdco, Inc. *	187	4,989
IDT Corp., Class B *	6,820	42,761
Intelsat SA *@	9,952	37,420
Orbcomm, Inc. *	17,501	163,984
Vonage Holdings Corp. *	52,898	563,364
Windstream Holdings, Inc.	23,864	33,648
		1,897,784
Electric Utilities — 1.0%
Allete, Inc.	12,640	913,240
El Paso Electric Co.	11,005	561,255
Genie Energy Ltd., Class B	4,900	24,451
Great Plains Energy, Inc.	4,664	148,268
Hawaiian Electric Industries, Inc.	8,115	278,994
IDACORP, Inc.	3,214	283,700
MGE Energy, Inc.	7,437	417,216
Otter Tail Corp.	8,433	365,570
PNM Resources, Inc.	21,371	817,441
Portland General Electric Co.	6,399	259,223
Spark Energy, Inc., Class A @	2,000	23,700
		4,093,058
Electrical Equipment — 1.0%
Allied Motion Technologies, Inc.	6,429	255,553
Atkore International Group, Inc. *	14,665	291,100
AZZ, Inc.	8,357	365,201
Babcock & Wilcox Enterprises, Inc. *@	10,768	47,056
Encore Wire Corp.	5,600	317,520
EnerSys	12,221	847,771
Espey Manufacturing & Electronics Corp.	565	14,803
Generac Holdings, Inc. *	15,486	710,962
General Cable Corp.	4,032	119,347
LSI Industries, Inc.	7,700	62,447
Powell Industries, Inc.	3,321	89,136
Preformed Line Products Co.	1,398	90,996
Regal Beloit Corp.	6,159	451,763
Sunrun, Inc. *@	8,165	72,913
Thermon Group Holdings, Inc. *	7,945	178,047
TPI Composites, Inc. *	564	12,662
Ultralife Corp. *	3,600	36,000
Vicor Corp. *	7,156	204,304
		4,167,581
Electronic Equipment, Instruments & Components — 3.2%
ADDvantage Technologies Group, Inc. *	2,400	3,072
Anixter International, Inc. *	13,519	1,024,064
AVX Corp.	15,493	256,409
Badger Meter, Inc.	8,072	380,595
Bel Fuse, Inc., Class B	3,168	59,875
Belden, Inc.	10,515	724,904
Benchmark Electronics, Inc.	7,901	235,845
Coherent, Inc. *	520	97,448
Control4 Corp. *	5,091	109,355
CTS Corp.	9,329	253,749
Daktronics, Inc.	16,961	149,426
Data I/O Corp. *	4,458	33,168
Electro Scientific Industries, Inc. *	9,034	174,627
ePlus, Inc. *	2,400	186,480
Fabrinet *	9,194	288,508
FARO Technologies, Inc. *	4,728	276,115
Frequency Electronics, Inc. *	1,400	12,250
I.D. Systems, Inc. *	2,750	17,105
IEC Electronics Corp. *	800	3,595
II-VI, Inc. *	15,632	639,349
Insight Enterprises, Inc. *	9,272	323,871
IntriCon Corp. *	1,000	20,000
Itron, Inc. *	9,844	704,338
Kemet Corp. *	14,541	263,628
Key Tronic Corp. *	1,700	11,832
Kimball Electronics, Inc. *	5,879	94,946
Knowles Corp. *	11,920	150,073
LightPath Technologies, Inc., Class A *@	4,009	8,820
Littelfuse, Inc.	4,934	1,027,160
Maxwell Technologies, Inc. *@	7,005	41,540
Mesa Laboratories, Inc. @	965	143,245
Methode Electronics, Inc.	9,109	356,162
MTS Systems Corp.	3,800	196,270
NAPCO Security Technologies, Inc. *	4,850	56,745
National Instruments Corp.	5,262	266,099
Novanta, Inc. *	4,922	256,682
OSI Systems, Inc. *	5,346	348,933
PAR Technology Corp. *	3,000	42,270
Park Electrochemical Corp.	6,063	102,101
PC Connection, Inc.	6,200	155,000
PCM, Inc. *	5,438	45,135
Perceptron, Inc. *	1,100	9,405
Plexus Corp. *	9,156	546,888
Richardson Electronics Ltd.	2,700	21,465
Rogers Corp. *	3,742	447,319
Sanmina Corp. *	18,814	491,986
Scansource, Inc. *	6,290	223,610
SYNNEX Corp.	695	82,288
Systemax, Inc.	8,559	244,360
Tech Data Corp. *	4,480	381,382
TTM Technologies, Inc. *	20,635	315,509
Universal Display Corp. @	1,672	168,872
VeriFone Systems, Inc. *	15,616	240,174
Vishay Intertechnology, Inc. @	34,292	637,831
Vishay Precision Group, Inc. *	4,187	130,425
Wayside Technology Group, Inc.	315	4,095
Zebra Technologies Corp., Class A *	1,204	167,585
		13,653,983
Energy Equipment & Services — 1.5%
Archrock, Inc.	21,713	189,989
Basic Energy Services, Inc. *	5,681	82,034
Bristow Group, Inc. @	11,871	154,323
CARBO Ceramics, Inc. *@	4,505	32,661
Core Laboratories NV	535	57,898
Dawson Geophysical Co. *	5,627	37,926
Diamond Offshore Drilling, Inc. *@	20,830	305,368
Dril-Quip, Inc. *	9,369	419,731
ENGlobal Corp. *	6,183	5,144
Ensco PLC @	47,451	208,310
Era Group, Inc. *	8,463	79,129

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Energy Equipment & Services (Continued)
Exterran Corp. *	10,006	$267,160
Forum Energy Technologies, Inc. *	20,325	223,575
Frank's International NV	12,111	65,763
Geospace Technologies Corp. *	3,691	36,430
Gulf Island Fabrication, Inc.	4,700	33,370
Helix Energy Solutions Group, Inc. *	26,950	156,040
Hornbeck Offshore Services, Inc. *	9,178	26,708
ION Geophysical Corp. *	2,918	79,078
Matrix Service Co. *	8,676	118,861
McDermott International, Inc. *@	57,118	347,849
Mitcham Industries, Inc. *	2,601	8,427
Nabors Industries Ltd.	50,859	355,504
Natural Gas Services Group, Inc. *	3,685	87,887
Newpark Resources, Inc. *	26,717	216,408
Noble Corp. PLC *@	39,010	144,727
Oceaneering International, Inc.	19,653	364,367
Oil States International, Inc. *	8,226	215,521
Parker Drilling Co. *	20,864	13,249
PHI, Inc. *	2,300	23,552
Pioneer Energy Services Corp. *	29,293	79,091
RigNet, Inc. *	4,177	56,807
Rowan Cos. PLC, Class A *	21,417	247,152
SEACOR Holdings, Inc. *	5,019	256,471
SEACOR Marine Holdings, Inc. *	5,046	95,975
Superior Energy Services, Inc. *	33,300	280,719
Tetra Technologies, Inc. *	28,389	106,459
Transocean Ltd. *@	46,000	455,400
U.S. Silica Holdings, Inc. @	13,442	343,040
Unit Corp. *	11,332	223,920
		6,502,023
Food & Staples Retailing — 0.6%
Andersons, Inc. (The)	8,013	265,230
Chefs' Warehouse Inc. (The) *@	7,751	178,273
Ingles Markets, Inc., Class A	2,846	96,337
Natural Grocers by Vitamin Cottage, Inc. *	5,474	39,194
Performance Food Group Co. *	1,300	38,805
PriceSmart, Inc.	7,615	636,233
Smart & Final Stores, Inc. *@	6,519	36,180
SpartanNash Co.	9,360	161,086
Sprouts Farmers Market, Inc. *	8,100	190,107
SUPERVALU, Inc. *@	9,132	139,080
United Natural Foods, Inc. *	8,554	367,309
Village Super Market, Inc., Class A	2,388	62,972
Weis Markets, Inc.	6,390	261,862
		2,472,668
Food Products — 1.5%
B&G Foods, Inc. @	25,570	606,009
Blue Buffalo Pet Products, Inc. *	4,199	167,162
Cal-Maine Foods, Inc. *	10,494	458,588
Calavo Growers, Inc. @	5,041	464,780
Coffee Holding Co., Inc. *	600	2,610
Darling Ingredients, Inc. *	37,935	656,275
Dean Foods Co.	22,086	190,381
Farmer Bros. Co. *	5,356	161,751
Fresh Del Monte Produce, Inc.	15,520	702,125
Hostess Brands, Inc. *@	4,664	68,981
J&J Snack Foods Corp.	4,900	669,144
John B. Sanfilippo & Son, Inc.	2,650	153,355
Lancaster Colony Corp.	5,159	635,279
Landec Corp. *	9,074	118,416
Lifeway Foods, Inc. *	3,800	22,762
Limoneira Co.	2,072	49,169
Rocky Mountain Chocolate Factory, Inc.	1,260	15,158
Sanderson Farms, Inc.	6,194	737,210
Seneca Foods Corp., Class A *	2,138	59,223
Tootsie Roll Industries, Inc. @	8,207	241,697
TreeHouse Foods, Inc. *	225	8,611
		6,188,686
Gas Utilities — 1.1%
Chesapeake Utilities Corp.	3,064	215,552
New Jersey Resources Corp.	19,713	790,491
Northwest Natural Gas Co.	6,553	377,781
ONE Gas, Inc.	9,334	616,231
RGC Resources, Inc.	600	15,240
South Jersey Industries, Inc. @	17,084	481,085
Southwest Gas Corp.	4,554	307,987
Spire, Inc.	11,344	820,171
WGL Holdings, Inc.	12,415	1,038,515
		4,663,053
Health Care Equipment & Supplies — 3.5%
Abaxis, Inc.	9,248	653,094
Accuray, Inc. *@	14,711	73,555
Analogic Corp.	7,255	695,754
Angiodynamics, Inc. *	8,960	154,560
Anika Therapeutics, Inc. *	8,089	402,185
Apollo Endosurgery, Inc. *@	1,905	11,716
Atrion Corp.	599	378,149
Bovie Medical Corp. *@	4,900	14,553
Cantel Medical Corp.	10,310	1,148,637
ConforMIS, Inc. *	4,055	5,880
Conmed Corp.	7,150	452,809
CryoLife, Inc. *	15,417	309,111
Cutera, Inc. *	3,187	160,147
DexCom, Inc. *@	2,416	179,171
Electromed, Inc. *	2,929	15,758
FONAR Corp. *	2,792	83,202
Globus Medical, Inc., Class A *	18,325	912,951
Haemonetics Corp. *	12,126	887,138
Halyard Health, Inc. *	9,638	444,119
Heska Corp. *	1,387	109,670
ICU Medical, Inc. *	3,065	773,606
Inogen, Inc. *	3,628	445,664
Insulet Corp. *	447	38,835
Integer Holdings Corp. *	7,181	406,086
Integra LifeSciences Holdings Corp. *@	16,147	893,575
Invacare Corp. @	13,305	231,507
Iridex Corp. *	671	3,838
Lantheus Holdings, Inc. *	10,055	159,874
LeMaitre Vascular, Inc.	7,298	264,407
LivaNova PLC *	5,780	511,530
Masimo Corp. *	3,574	314,333
Meridian Bioscience, Inc.	16,609	235,848
Merit Medical Systems, Inc. *	11,860	537,851
Misonix, Inc. *	2,200	21,780
Natus Medical, Inc. *	8,702	292,822
Neogen Corp. *	7,090	474,959
NuVasive, Inc. *	9,715	507,220
Nuvectra Corp. *	5,996	78,068
OraSure Technologies, Inc. *	18,774	317,093
Orthofix International NV *	3,915	230,124
Quidel Corp. *	7,203	373,187
ReShape Lifesciences, Inc. *@	3,850	5,583
RTI Surgical, Inc. *	15,534	71,456
SeaSpine Holdings Corp. *	2,964	30,055
SurModics, Inc. *	4,940	187,967
Utah Medical Products, Inc.	831	82,144

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Varex Imaging Corp. *	2,200	$78,716
		14,660,287
Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc. *@	4,406	172,627
Aceto Corp.	11,515	87,514
Addus HomeCare Corp. *	4,787	232,887
Almost Family, Inc. *	8,729	488,824
Amedisys, Inc. *	14,946	901,842
American Renal Associates Holdings, Inc. *	3,424	64,542
AMN Healthcare Services, Inc. *	12,615	715,901
BioScrip, Inc. *@	9,341	22,979
BioTelemetry, Inc. *@	9,637	299,229
Brookdale Senior Living, Inc. *	15,683	105,233
Capital Senior Living Corp. *@	10,327	111,015
Chemed Corp.	4,206	1,147,649
Civitas Solutions, Inc. *	2,842	43,767
Community Health Systems, Inc. *@	25,424	100,679
Corvel Corp. *	5,100	257,805
Cross Country Healthcare, Inc. *	10,203	113,355
CynergisTek, Inc. *@	2,905	14,467
Digirad Corp.	2,100	3,255
Diplomat Pharmacy, Inc. *	7,290	146,893
Ensign Group, Inc. (The)	12,996	341,795
Five Star Senior Living, Inc. *	6,297	8,186
HealthEquity, Inc. *	7,664	463,979
Kindred Healthcare, Inc.	20,494	187,520
LHC Group, Inc. *	3,800	233,928
LifePoint Health, Inc. *	11,178	525,366
Magellan Health, Inc. *	7,580	811,818
Medcath Corp. *§~	3,122	—
Molina Healthcare, Inc. *	2,071	168,124
National Healthcare Corp.	3,000	178,890
National Research Corp., Class A	4,425	129,431
National Research Corp., Class B	737	35,744
Owens & Minor, Inc.	18,476	287,302
Patterson Cos., Inc. @	6,194	137,693
Providence Service Corp. (The) *	4,498	310,992
Psychemedics Corp.	2,439	50,438
Quorum Health Corp. *	14,428	118,021
R1 RCM, Inc. *	12,119	86,530
RadNet, Inc. *	14,650	210,960
Select Medical Holdings Corp. *	33,903	584,827
Surgery Partners, Inc. *@	1,077	18,470
Tenet Healthcare Corp. *@	16,691	404,757
Tivity Health, Inc. *	9,735	385,993
Triple-S Management Corp., Class B *	5,369	140,346
U.S. Physical Therapy, Inc.	2,650	215,445
		11,067,018
Health Care Technology — 0.6%
Allscripts Healthcare Solutions, Inc. *	72,181	891,435
athenahealth, Inc. *	1,140	163,054
Computer Programs & Systems, Inc. @	2,670	77,964
Cotiviti Holdings, Inc. *	1,600	55,104
Evolent Health, Inc., Class A *@	3,026	43,121
HealthStream, Inc.	7,364	182,848
HMS Holdings Corp. *	20,254	341,077
Micron Solutions, Inc. *	200	762
Omnicell, Inc. *	8,824	382,962
Quality Systems, Inc. *	14,776	201,693
Simulations Plus, Inc.	3,432	50,622
		2,390,642
Hotels, Restaurants & Leisure — 3.7%
BBX Capital Corp.	2,088	19,230
Belmond Ltd., Class A *	24,303	270,978
Biglari Holdings, Inc. *	74	30,222
BJ's Restaurants, Inc.	7,002	314,390
Bloomin' Brands, Inc.	29,474	715,629
Bojangles', Inc. *	3,962	54,874
Bravo Brio Restaurant Group, Inc. *	4,343	17,372
Brinker International, Inc. @	14,448	521,573
Carrols Restaurant Group, Inc. *	12,779	143,125
Cheesecake Factory, Inc. (The) @	14,048	677,395
Choice Hotels International, Inc.	10,908	874,276
Churchill Downs, Inc.	1,439	351,188
Chuy's Holdings, Inc. *	5,251	137,576
Cracker Barrel Old Country Store, Inc. @	3,034	483,013
Dave & Buster's Entertainment, Inc. *	8,459	353,079
Del Frisco's Restaurant Group, Inc. *	5,669	86,452
Del Taco Restaurants, Inc. *	11,150	115,514
Denny's Corp. *	20,830	321,407
DineEquity, Inc. @	3,175	208,216
Diversified Restaurant Holdings, Inc. *	2,700	3,645
Dover Motorsports, Inc.	4,000	8,400
Drive Shack, Inc. *	17,393	83,139
Dunkin' Brands Group, Inc. @	523	31,218
El Pollo Loco Holdings, Inc. *	4,284	40,698
Eldorado Resorts, Inc. *@	7,498	247,434
Extended Stay America, Inc.	8,000	158,160
Famous Dave's of America, Inc. *@	2,145	15,229
Fiesta Restaurant Group, Inc. *@	8,023	148,425
Fogo De Chao, Inc. *	360	5,670
Habit Restaurants, Inc. (The), Class A *@	2,386	20,997
Hilton Grand Vacations, Inc. *	559	24,048
ILG, Inc.	23,589	733,854
Jack in the Box, Inc.	8,843	754,573
Jamba, Inc. *	1,275	10,927
Kona Grill, Inc. *@	3,389	6,439
La Quinta Holdings, Inc. *	25,321	478,820
Lindblad Expeditions Holdings, Inc. *	9,143	93,899
Luby's, Inc. *	7,260	20,183
Marcus Corp. (The)	4,500	136,575
Marriott Vacations Worldwide Corp.	8,070	1,074,924
Monarch Casino & Resort, Inc. *	1,490	63,012
Nathan's Famous, Inc.	1,882	139,080
Papa John's International, Inc. @	12,036	689,663
Papa Murphy's Holdings, Inc. *	672	3,266
Penn National Gaming, Inc. *	8,352	219,323
Pinnacle Entertainment, Inc. *	8,372	252,416
Planet Fitness, Inc. Class A *	14,937	564,170
Playa Hotels & Resorts NV *	1,000	10,220
Potbelly Corp. *	6,131	73,879
RCI Hospitality Holdings, Inc.	2,209	62,713
Red Lion Hotels Corp. *	7,375	71,906
Red Robin Gourmet Burgers, Inc. *	4,318	250,444
Ruth's Hospitality Group, Inc.	10,142	247,972
SeaWorld Entertainment, Inc. *	5,114	75,841
Shake Shack, Inc., Class A *@	2,567	106,864
Six Flags Entertainment Corp.	1,432	89,156
Sonic Corp. @	13,946	351,858
Speedway Motorsports, Inc.	10,200	181,764
Texas Roadhouse, Inc.	19,524	1,128,097
Town Sports International Holdings, Inc. *	8,000	60,800

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Wendy's Co. (The)	49,718	$872,551
Wingstop, Inc.	2,302	108,723
		15,416,484
Household Durables — 1.8%
AV Homes, Inc. *	4,112	76,278
Bassett Furniture Industries, Inc.	2,600	78,910
Beazer Homes USA, Inc. *	1,643	26,206
Cavco Industries, Inc. *	2,107	366,091
Century Communities, Inc. *	5,284	158,256
CSS Industries, Inc.	2,100	36,750
Dixie Group, Inc. (The) *	1,200	3,300
Ethan Allen Interiors, Inc.	8,443	193,767
Flexsteel Industries, Inc.	1,493	59,093
Green Brick Partners, Inc. *	4,024	43,862
Hamilton Beach Brands Holding Co., Class A	2,000	42,440
Helen of Troy Ltd. *	7,429	646,323
Hooker Furniture Corp.	2,500	91,750
Hovnanian Enterprises, Inc., Class A *	27,718	50,724
Installed Building Products, Inc. *	6,010	360,900
iRobot Corp. *@	6,627	425,387
KB Home	22,962	653,269
La-Z-Boy, Inc.	12,996	389,230
Leggett & Platt, Inc.	482	21,382
Libbey, Inc.	10,530	51,492
Lifetime Brands, Inc.	3,200	39,680
M.D.C. Holdings, Inc.	13,406	374,295
M/I Homes, Inc. *	5,641	179,666
Meritage Homes Corp. *	10,314	466,708
New Home Co., Inc. (The) *	3,433	38,038
Orleans Homebuilders, Inc. @§~	4,953	—
Pico Holdings, Inc. *	5,843	66,902
Skyline Corp. *	2,906	63,932
Taylor Morrison Home Corp., Class A *	9,818	228,563
Tempur Sealy International, Inc. *@	6,494	294,113
TopBuild Corp. *	4,720	361,174
TRI Pointe Group, Inc. *	35,203	578,385
Tupperware Brands Corp.	11,712	566,627
Universal Electronics, Inc. *	3,832	199,456
William Lyon Homes, Class A *	5,111	140,501
ZAGG, Inc. *	6,699	81,728
		7,455,178
Household Products — 0.5%
Central Garden & Pet Co. *	3,317	142,631
Central Garden & Pet Co., Class A *	7,899	312,879
Energizer Holdings, Inc. @	11,460	682,787
HRG Group, Inc. *	23,417	386,146
Orchids Paper Products Co. @	2,619	21,345
WD-40 Co. @	4,702	619,254
		2,165,042
Independent Power Producers & Energy Traders — 0.3%
AES Corp.	2,079	23,638
Atlantica Yield PLC	1,800	35,244
Dynegy, Inc. *	18,757	253,595
NRG Yield, Inc., Class A	6,260	102,914
NRG Yield, Inc., Class C	11,658	198,186
Ormat Technologies, Inc.	8,775	494,735
Pattern Energy Group, Inc. @	15,022	259,730
TerraForm Power, Inc., Class A	1,900	20,387
		1,388,429
Industrial Conglomerates — 0.1%
Raven Industries, Inc.	9,755	341,913
Insurance — 3.7%
Ambac Financial Group, Inc. *	10,842	170,002
American Equity Investment Life Holding Co.	24,199	710,483
American National Insurance Co.	1,527	178,598
AMERISAFE, Inc.	10,856	599,794
AmTrust Financial Services, Inc. @	13,360	164,462
Argo Group International Holdings Ltd.	10,649	611,253
Aspen Insurance Holdings Ltd.	18,484	829,007
Atlas Financial Holdings, Inc. *	1,218	12,606
Baldwin & Lyons, Inc., Class B	1,818	39,996
Citizens, Inc. *@	11,958	87,533
CNO Financial Group, Inc.	45,733	991,034
Crawford & Co., Class B	4,945	40,648
Crawford & Co., Class A	10,528	84,435
Donegal Group, Inc., Class A	5,984	94,547
eHealth, Inc. *	7,651	109,486
EMC Insurance Group, Inc.	5,700	154,356
Employers Holdings, Inc.	8,660	350,297
Enstar Group Ltd. *	1,353	284,468
Erie Indemnity Co., Class A	356	41,880
FBL Financial Group, Inc., Class A	6,600	457,710
Federated National Holding Co.	4,368	68,883
First Acceptance Corp. *	15,539	13,208
Genworth Financial, Inc., Class A *	14,918	42,218
Global Indemnity Ltd.	3,524	121,648
Greenlight Capital Re Ltd., Class A *	9,364	150,292
Hallmark Financial Services, Inc. *	5,700	50,844
Hanover Insurance Group, Inc. (The)	1,341	158,090
HCI Group, Inc.	3,571	136,269
Health Insurance Innovations, Inc., Class A *	1,669	48,234
Heritage Insurance Holdings, Inc.	3,869	58,654
Horace Mann Educators Corp.	10,778	460,759
Independence Holding Co.	3,520	125,488
Infinity Property & Casualty Corp.	3,270	387,168
Investors Title Co.	393	78,561
James River Group Holdings Ltd.	829	29,405
Kemper Corp.	15,116	861,612
Kingstone Cos, Inc.	2,759	46,351
Kinsale Capital Group, Inc.	400	20,532
Maiden Holdings Ltd.	18,753	121,894
MBIA, Inc. *@	29,495	273,124
Mercury General Corp.	12,090	554,568
National General Holdings Corp.	17,357	421,949
Navigators Group, Inc. (The)	7,200	415,080
Primerica, Inc.	10,078	973,535
ProAssurance Corp.	11,624	564,345
RLI Corp.	13,400	849,426
Safety Insurance Group, Inc.	3,996	307,093
Selective Insurance Group, Inc.	13,673	829,951
State Auto Financial Corp.	9,900	282,843
Stewart Information Services Corp.	5,055	222,117
Third Point Reinsurance Ltd. *	655	9,137
Unico American Corp. *	1,700	13,515
United Fire Group, Inc.	6,100	291,946
United Insurance Holdings Corp. @	9,819	187,936
Universal Insurance Holdings, Inc.	12,620	402,578
Validus Holdings Ltd.	2,213	149,267
White Mountains Insurance Group Ltd.	28	23,031
WMIH Corp. *@	2,492	3,539
		15,767,685
Internet & Catalog Retail — 0.5%
1-800-Flowers.com, Inc., Class A *	13,623	160,751
CafePress, Inc. *	2,322	3,088

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Internet & Catalog Retail (Continued)
FTD Cos., Inc. *	7,083	$25,782
Gaia, Inc. *	1,407	21,809
Groupon, Inc. *@	8,500	36,890
Liberty Expedia Holdings, Inc., Class A *	1,750	68,740
Liberty TripAdvisor Holdings, Inc., Class A *	16,078	172,838
NutriSystem, Inc.	7,768	209,348
Overstock.com, Inc. *	5,460	197,925
PetMed Express, Inc. @	6,065	253,214
Shutterfly, Inc. *	10,368	842,400
TripAdvisor, Inc. *	2,162	88,404
US Auto Parts Network, Inc. *	8,193	16,796
		2,097,985
Internet Software & Services — 0.9%
2U, Inc. *	180	15,125
ANGI Homeservices, Inc., Class A *@	2,836	38,513
Appfolio, Inc., Class A *	4,708	192,322
Blucora, Inc. *	10,400	255,840
Carbonite, Inc. *	7,780	224,064
CommerceHub, Inc., Series A *	998	22,455
comScore, Inc. *	511	12,300
DHI Group, Inc. *	22,738	36,381
eGain Corp. *	6,644	52,820
Endurance International Group Holdings, Inc. *	1,300	9,620
Envestnet, Inc. *	1,760	100,848
GTT Communications, Inc. *@	7,000	396,900
Internap Corp. *@	3,747	41,217
j2 Global, Inc.	3,394	267,854
Leaf Group Ltd. *	803	5,661
Limelight Networks, Inc. *	35,094	144,236
Liquidity Services, Inc. *	11,034	71,721
LogMeIn, Inc.	261	30,159
Meet Group, Inc. (The) *	26,238	54,837
NIC, Inc.	16,603	220,820
Nutanix, Inc., Class A *	659	32,363
QuinStreet, Inc. *	9,301	118,774
Qumu Corp. *	3,400	5,984
Reis, Inc.	2,969	63,685
Shutterstock, Inc. *	8,258	397,623
Stamps.com, Inc. *	2,543	511,270
TechTarget, Inc. *	4,551	90,474
Travelzoo, Inc. *	2,482	17,995
Web.com Group, Inc. *	14,150	256,115
XO Group, Inc. *	6,998	145,208
Yelp, Inc. *	812	33,901
		3,867,085
IT Services — 2.1%
Acxiom Corp. *	28,195	640,308
Blackhawk Network Holdings, Inc. *	14,227	635,947
Booz Allen Hamilton Holding Corp.	4,698	181,907
CACI International, Inc., Class A *	6,111	924,900
Cardtronics PLC, Class A *	12,536	279,678
Cass Information Systems, Inc.	3,034	180,553
Computer Task Group, Inc. *	4,027	32,981
Conduent, Inc. *	2,319	43,226
Convergys Corp.	23,323	527,566
CoreLogic, Inc. *	4,731	213,983
CSG Systems International, Inc.	9,625	435,916
DST Systems, Inc.	829	69,346
Edgewater Technology, Inc. *	2,300	12,765
EPAM Systems, Inc. *	2,126	243,470
Everi Holdings, Inc. *	4,400	28,908
ExlService Holdings, Inc. *	9,262	516,542
Hackett Group, Inc. (The)	7,235	116,194
Luxoft Holding, Inc. *	600	24,570
Mantech International Corp., Class A	5,860	325,054
MoneyGram International, Inc. *	9,824	84,683
Perficient, Inc. *	9,692	222,141
PFSweb, Inc. *	6,940	60,656
PRGX Global, Inc. *	4,649	43,933
Sabre Corp.	7,908	169,627
Science Applications International Corp.	11,148	878,462
ServiceSource International, Inc. *	10,651	40,580
StarTek, Inc. *	4,049	39,599
Steel Connect, Inc. *	6,850	14,522
SYKES Enterprises, Inc. *	11,744	339,871
Syntel, Inc. *	3,554	90,734
Teradata Corp. *	2,100	83,307
Travelport Worldwide Ltd.	21,337	348,647
TTEC Holdings, Inc.	11,596	355,997
Virtusa Corp. *	8,976	434,977
		8,641,550
Leisure Equipment & Products — 0.4%
American Outdoor Brands Corp. *@	11,555	119,248
Brunswick Corp.	1,501	89,144
Callaway Golf Co.	21,022	343,920
Clarus Corp. *	1,900	12,825
Escalade, Inc.	1,950	26,715
Jakks Pacific, Inc. *@	5,129	10,771
Johnson Outdoors, Inc., Class A	1,000	62,000
Malibu Boats, Inc., Class A *	4,760	158,080
Marine Products Corp.	4,652	65,175
Mattel, Inc. @	4,401	57,873
MCBC Holdings, Inc. *	2,852	71,870
Nautilus, Inc. *	10,601	142,583
Polaris Industries, Inc.	1,300	148,876
Sturm Ruger & Co., Inc. @	5,480	287,700
Vista Outdoor, Inc. *	12,035	196,411
		1,793,191
Life Sciences Tools & Services — 0.3%
Bio-Techne Corp.	815	123,098
Bruker Corp.	1,344	40,212
Cambrex Corp. *	7,454	389,844
Enzo Biochem, Inc. *	17,038	93,368
Harvard Bioscience, Inc. *	10,123	50,615
Luminex Corp.	10,896	229,579
NeoGenomics, Inc. *@	4,184	34,141
PRA Health Sciences, Inc. *	1,431	118,716
		1,079,573
Machinery — 5.4%
Actuant Corp., Class A	17,446	405,619
Alamo Group, Inc.	6,727	739,297
Albany International Corp., Class A	15,246	955,924
Allison Transmission Holdings, Inc.	4,006	156,474
Altra Industrial Motion Corp.	10,980	504,531
American Railcar Industries, Inc.	5,900	220,719
Astec Industries, Inc.	9,806	541,095
Barnes Group, Inc.	13,891	831,932
Blue Bird Corp. *@	2,811	66,621
Briggs & Stratton Corp.	11,874	254,222
Chart Industries, Inc. *	6,711	396,150

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Machinery (Continued)
CIRCOR International, Inc.	4,836	$206,304
Columbus McKinnon Corp.	5,051	181,028
Commercial Vehicle Group, Inc. *	10,768	83,452
DMC Global, Inc.	3,484	93,197
Donaldson Co., Inc.	3,491	157,270
Douglas Dynamics, Inc.	6,768	293,393
Eastern Co. (The)	1,272	36,252
EnPro Industries, Inc.	5,561	430,310
ESCO Technologies, Inc.	5,761	337,307
Federal Signal Corp.	16,169	356,041
Franklin Electric Co., Inc.	13,269	540,712
FreightCar America, Inc.	1,800	24,120
Gardner Denver Holdings, Inc. *	758	23,255
Global Brass & Copper Holdings, Inc.	6,925	231,641
Gorman-Rupp Co. (The)	6,055	177,109
Graco, Inc.	800	36,576
Graham Corp.	2,904	62,204
Greenbrier Cos., Inc. (The) @	6,690	336,172
Hardinge, Inc.	2,800	51,296
Harsco Corp. *	19,401	400,631
Hillenbrand, Inc.	18,458	847,222
Hurco Cos., Inc.	1,000	45,900
Hyster-Yale Materials Handling, Inc.	2,000	139,860
ITT, Inc.	4,948	242,353
John Bean Technologies Corp.	8,769	994,405
Kadant, Inc.	3,400	321,300
Kennametal, Inc.	14,622	587,219
LB Foster Co., Class A *	3,471	81,742
Lincoln Electric Holdings, Inc.	2,076	186,736
Lindsay Corp.	2,399	219,365
Lydall, Inc. *	3,767	181,758
Manitex International, Inc. *	1,300	14,859
Manitowoc Co., Inc. (The) *	8,164	232,347
Meritor, Inc. *	24,635	506,496
Middleby Corp. *	1,463	181,105
Milacron Holdings Corp. *	1,600	32,224
Miller Industries, Inc.	2,958	73,950
Mueller Industries, Inc.	17,150	448,644
Mueller Water Products, Inc., Class A	41,506	451,170
Navistar International Corp. *	6,372	222,829
NN, Inc.	7,482	179,568
Omega Flex, Inc.	1,525	99,277
Park-Ohio Holdings Corp.	3,551	137,956
Perma-Pipe International Holdings, Inc. *	1,900	17,195
Proto Labs, Inc. *	5,527	649,699
RBC Bearings, Inc. *	5,604	696,017
Rexnord Corp. *	24,475	726,418
Spartan Motors, Inc.	10,808	185,898
SPX Corp. *	6,967	226,288
SPX FLOW, Inc. *	6,533	321,358
Standex International Corp.	3,825	364,714
Sun Hydraulics Corp.	6,200	332,072
Tennant Co.	4,939	334,370
Terex Corp.	11,454	428,494
Timken Co. (The)	11,431	521,254
Titan International, Inc.	17,688	223,046
Toro Co. (The)	955	59,640
Trimas Corp. *	12,810	336,262
Twin Disc, Inc. *	4,162	90,482
Wabash National Corp.	20,517	426,959
Watts Water Technologies, Inc., Class A	7,800	606,060
Welbilt, Inc. *	32,658	635,198
Xerium Technologies, Inc. *	2,113	13,629
		22,754,192
Marine — 0.2%
Costamare, Inc.	5,728	35,743
Eagle Bulk Shipping, Inc. *	3,052	15,107
Kirby Corp. *	4,949	380,826
Matson, Inc.	10,731	307,336
Scorpio Bulkers, Inc.	4,203	29,631
		768,643
Media — 1.5%
AH Belo Corp., Class A	3,878	19,972
AMC Entertainment Holdings, Inc., Class A @	6,707	94,233
AMC Networks, Inc., Class A *	4,654	240,612
Ballantyne Strong, Inc. *	3,464	15,415
Beasley Broadcast Group, Inc., Class A	1,657	18,724
Central European Media Enterprises Ltd., Class A *	4,512	18,950
Cinemark Holdings, Inc. @	489	18,421
Clear Channel Outdoor Holdings, Inc., Class A	3,398	16,650
Entercom Communications Corp., Class A @	4,435	42,798
Entravision Communications Corp., Class A	20,577	96,712
EW Scripps Co. (The), Class A	22,625	271,274
Gannett Co., Inc.	19,363	193,243
GCI Liberty, Inc., Class A *	8,984	474,894
Global Eagle Entertainment, Inc. *@	2,123	3,121
Gray Television, Inc. *	15,960	202,692
Harte-Hanks, Inc. *	1,718	15,840
Hemisphere Media Group, Inc. *@	2,950	33,187
IMAX Corp. *	4,817	92,486
John Wiley & Sons, Inc., Class A	10,578	673,819
Lions Gate Entertainment Corp., Class A	400	10,332
Lions Gate Entertainment Corp., Class B	944	22,732
McClatchy Co. (The), Class A *@	73	675
Meredith Corp. @	9,652	519,278
MSG Networks, Inc., Class A *	12,409	280,443
National CineMedia, Inc.	15,891	82,474
New Media Investment Group, Inc.	5,037	86,334
New York Times Co. (The), Class A	39,959	963,012
Nexstar Media Group, Inc. @	11,553	768,274
Reading International, Inc., Class A *	4,951	82,434
Saga Communications, Inc., Class A	1,116	41,571
Salem Media Group, Inc., Class A	1,041	3,748
Scholastic Corp.	7,171	278,522
Sinclair Broadcast Group, Inc., Class A @	17,023	532,820
tronc, Inc. *	4,438	72,872
Urban One, Inc. *@	6,700	13,735
World Wrestling Entertainment, Inc., Class A	625	22,506
		6,324,805
Metals & Mining — 1.5%
AK Steel Holding Corp. *@	41,100	186,183
Allegheny Technologies, Inc. *@	21,731	514,590
Ampco-Pittsburgh Corp.	5,993	53,338
Carpenter Technology Corp.	9,739	429,685
Century Aluminum Co. *	20,953	346,563
Cleveland-Cliffs, Inc. *@	42,686	296,668
Coeur Mining, Inc. *	19,749	157,992
Commercial Metals Co.	31,042	635,119
Compass Minerals International, Inc. @	7,742	466,842
Ferroglobe PLC *	24,025	257,788
See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Metals & Mining (Continued)
Ferroglobe Representation & Warranty Insurance Trust §~	24,025	$—
Friedman Industries, Inc.	700	4,109
Gold Resource Corp.	16,351	73,743
Haynes International, Inc.	3,445	127,844
Hecla Mining Co.	87,123	319,741
Kaiser Aluminum Corp.	4,533	457,380
Materion Corp.	5,300	270,565
McEwen Mining, Inc. @*	21,736	45,211
Olympic Steel, Inc.	1,900	38,969
Ryerson Holding Corp. *	6,828	55,648
Schnitzer Steel Industries, Inc., Class A	8,719	282,060
SunCoke Energy, Inc. *	18,141	195,197
TimkenSteel Corp. *@	12,411	188,523
Universal Stainless & Alloy Products, Inc. *	1,992	54,780
Worthington Industries, Inc.	17,054	731,958
		6,190,496
Multi-Utilities — 0.7%
Avista Corp.	25,390	1,301,237
Black Hills Corp. @	10,799	586,386
MDU Resources Group, Inc.	2,799	78,820
NorthWestern Corp.	11,897	640,059
Unitil Corp.	4,584	212,743
Vectren Corp.	728	46,534
		2,865,779
Multiline Retail — 0.3%
Big Lots, Inc. @	14,777	643,243
Dillard's, Inc., Class A @	1,249	100,345
Fred's, Inc., Class A @	9,237	27,619
J.C. Penney Co., Inc. *@	37,504	113,262
Ollie's Bargain Outlet Holdings, Inc. *	4,252	256,395
Tuesday Morning Corp. *@	9,803	38,722
		1,179,586
Oil, Gas & Consumable Fuels — 2.8%
Abraxas Petroleum Corp. *	28,096	62,373
Adams Resources & Energy, Inc.	900	39,150
Approach Resources, Inc. *	1,249	3,260
Arch Coal, Inc., Class A	6,358	584,173
Ardmore Shipping Corp. *	1,612	12,251
Barnwell Industries, Inc. *	2,159	4,048
Bonanza Creek Energy, Inc. *	1,752	48,548
California Resources Corp. *@	1,945	33,357
Callon Petroleum Co. *@	31,063	411,274
Carrizo Oil & Gas, Inc. *@	559	8,944
Chesapeake Energy Corp. *@	12,133	36,642
Clean Energy Fuels Corp. *	32,434	53,516
Cloud Peak Energy, Inc. *	27,078	78,797
CNX Resources Corp. *	19,013	293,371
CONSOL Energy, Inc. *	2,376	68,833
Contango Oil & Gas Co. *	10,756	38,184
CVR Energy, Inc. @	1,556	47,022
Delek US Holdings, Inc.	23,251	946,316
Denbury Resources, Inc. *	32,490	89,023
DHT Holdings, Inc.	19,547	66,460
Dorian LPG Ltd. *	8,036	60,190
Earthstone Energy, Inc. Class A *	3,602	36,452
Eclipse Resources Corp. *	9,526	13,717
Energen Corp. *	1,926	121,068
EnLink Midstream LLC	18,577	272,153
EP Energy Corp., Class A *@	9,937	13,316
Evolution Petroleum Corp.	8,084	65,076
Extraction Oil & Gas, Inc. *@	1,577	18,072
GasLog Ltd. @	18,166	298,831
Goodrich Petroleum Corp. *	401	4,399
Green Plains, Inc. @	9,194	154,459
Gulfport Energy Corp. *	12,179	117,527
Halcon Resources Corp. *	7,203	35,079
HighPoint Resources Corp. *@	21,993	111,724
International Seaways, Inc. *@	4,383	77,141
Jones Energy, Inc., Class A *@	1,167	934
Kosmos Energy Ltd. *@	63,708	401,360
Laredo Petroleum, Inc. *	36,599	318,777
Matador Resources Co. *@	18,366	549,327
Midstates Petroleum Co., Inc. *	579	7,718
NACCO Industries, Inc., Class A	1,000	32,850
Newfield Exploration Co. *	1,629	39,780
Oasis Petroleum, Inc. *	38,552	312,271
Overseas Shipholding Group, Inc., Class A *	11,837	33,617
Pacific Ethanol, Inc. *	12,792	38,376
Panhandle Oil & Gas, Inc., Class A	5,216	100,669
Par Pacific Holdings, Inc. *	4,135	70,998
PBF Energy, Inc., Class A	23,970	812,583
PDC Energy, Inc. *	11,615	569,483
Peabody Energy Corp.	15,042	549,033
Penn Virginia Corp. *	1,880	65,875
QEP Resources, Inc. *	23,580	230,848
Renewable Energy Group, Inc. *@	11,376	145,613
Resolute Energy Corp. *@	2,115	73,285
Rex American Resources Corp. *	1,575	114,660
Ring Energy, Inc. *	11,864	170,248
Sanchez Energy Corp. *@	9,678	30,292
SandRidge Energy, Inc. *	4,227	61,334
Scorpio Tankers, Inc. @	42,198	82,708
SemGroup Corp., Class A @	12,153	260,074
Ship Finance International Ltd. @	20,026	286,372
SilverBow Resources, Inc. *	1,024	29,798
SM Energy Co.	17,381	313,379
Southwestern Energy Co. *	85,859	371,770
SRC Energy, Inc. *@	47,630	449,151
Stone Energy Corp. *	4,465	165,652
Teekay Corp. @	5,035	40,733
Ultra Petroleum Corp. *@	7,738	32,268
W&T Offshore, Inc. *	31,492	139,510
Whiting Petroleum Corp. *	13,670	462,593
World Fuel Services Corp.	6,251	153,462
		11,842,147
Paper & Forest Products — 1.0%
Boise Cascade Co.	9,706	374,652
Clearwater Paper Corp. *	5,623	219,859
Domtar Corp.	13,884	590,625
KapStone Paper & Packaging Corp.	25,673	880,841
Louisiana-Pacific Corp.	32,123	924,179
Mercer International, Inc.	13,909	173,167
Neenah Paper, Inc.	3,300	258,720
P. H. Glatfelter Co.	11,389	233,816
Resolute Forest Products, Inc. *	8,572	71,148
Schweitzer-Mauduit International, Inc.	8,407	329,134
Verso Corp. Class A *	5,404	91,003
		4,147,144
Personal Products — 0.8%
Avon Products, Inc. *	168,014	477,160

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Personal Products (Continued)
CCA Industries, Inc. *	556	$1,640
Edgewell Personal Care Co. *	5,042	246,150
Herbalife Ltd. *	629	61,309
Inter Parfums, Inc.	10,446	492,529
Medifast, Inc.	5,232	488,930
Natural Alternatives International, Inc. *	1,000	11,000
Natural Health Trends Corp.	1,100	20,911
Natures Sunshine Products, Inc.	1,700	18,700
Nu Skin Enterprises, Inc., Class A	8,973	661,400
Revlon, Inc., Class A *	11,462	236,117
United-Guardian, Inc.	600	10,560
USANA Health Sciences, Inc. *	6,574	564,707
		3,291,113
Pharmaceuticals — 0.9%
Adamis Pharmaceuticals Corp. *@	2,905	10,167
Agile Therapeutics, Inc. *	3,908	10,044
Akorn, Inc. *	7,475	139,857
Amphastar Pharmaceuticals, Inc. *	24,552	460,350
ANI Pharmaceuticals, Inc. *	2,753	160,280
Aratana Therapeutics, Inc. *@	16,344	72,077
Catalent, Inc. *	3,187	130,858
Corcept Therapeutics, Inc. *@	6,100	100,345
Cumberland Pharmaceuticals, Inc. *	5,912	39,492
Depomed, Inc. *	11,562	76,194
Endo International PLC *	13,442	79,845
Horizon Pharma PLC *	8,517	120,941
Impax Laboratories, Inc. *	18,471	359,261
Innoviva, Inc. *	9,199	153,347
Intra-Cellular Therapies, Inc. *	3,760	79,148
Juniper Pharmaceuticals, Inc. *	1,500	15,225
Lannett Co., Inc. *@	7,529	120,840
Lipocine, Inc. *@	4,394	6,723
Mallinckrodt PLC *	7,995	115,768
Marinus Pharmaceuticals, Inc. *@	5,247	20,044
Melinta Therapeutics, Inc. *@	3,225	23,865
Phibro Animal Health Corp., Class A	3,593	142,642
Prestige Brands Holdings, Inc. *	15,321	516,624
SCYNEXIS, Inc. *@	9,050	12,127
Supernus Pharmaceuticals, Inc. *	12,411	568,424
Teligent, Inc. *@	3,536	11,881
Tetraphase Pharmaceuticals, Inc. *	11,038	33,887
Zogenix, Inc. *@	4,280	171,414
Zynerba Pharmaceuticals, Inc. *@	1,626	14,130
		3,765,800
Professional Services — 1.9%
Acacia Research Corp. *	7,978	27,923
Asgn, Inc. *	15,403	1,261,198
Barrett Business Services, Inc.	2,486	206,040
CBIZ, Inc. *	15,700	286,525
CRA International, Inc.	2,200	115,038
Dun & Bradstreet Corp.	498	58,266
Exponent, Inc.	6,651	523,101
Forrester Research, Inc.	4,906	203,354
Franklin Covey Co. *	5,596	150,532
FTI Consulting, Inc. *	9,657	467,495
GP Strategies Corp. *	5,007	113,408
Heidrick & Struggles International, Inc.	4,281	133,781
Hill International, Inc. *	17,534	99,944
Hudson Global, Inc. *	2,471	4,794
Huron Consulting Group, Inc. *	5,658	215,570
ICF International, Inc.	4,955	289,620
Insperity, Inc.	11,400	792,870
Kelly Services, Inc., Class A	7,420	215,477
Kforce, Inc.	11,164	301,986
Korn/Ferry International	13,550	699,044
Mastech Digital, Inc. *	1,061	13,093
Mistras Group, Inc. *	7,175	135,894
Navigant Consulting, Inc. *	11,322	217,835
Pendrell Corp.	22	14,190
RCM Technologies, Inc.	2,995	17,281
Resources Connection, Inc.	11,493	186,187
Robert Half International, Inc.	3,097	179,285
RPX Corp.	14,391	153,840
TriNet Group, Inc. *	13,099	606,746
TrueBlue, Inc. *	10,021	259,544
Volt Information Sciences, Inc. *	2,024	6,173
WageWorks, Inc. *	800	36,160
Willdan Group, Inc. *	3,462	98,148
		8,090,342
Real Estate Management & Development — 0.6%
Alexander & Baldwin, Inc.	15,438	357,081
Altisource Asset Management Corp. *@	319	19,866
Altisource Portfolio Solutions SA *	5,434	144,327
Consolidated-Tomoka Land Co.	1,549	97,355
Forestar Group, Inc. *@	1,150	24,322
Griffin Industrial Realty, Inc.	420	15,763
HFF, Inc., Class A	9,968	495,409
Kennedy-Wilson Holdings, Inc.	22,178	385,897
Marcus & Millichap, Inc. *	7,383	266,231
Maui Land & Pineapple Co., Inc. *	3,255	37,921
PotlatchDeltic Corp.	2,454	127,731
Rafael Holdings, Inc., Class B *	3,410	16,538
RE/MAX Holdings, Inc., Class A	3,519	212,723
Realogy Holdings Corp. @	5,347	145,866
RMR Group, Inc. (The), Class A	1,159	81,072
St. Joe Co. (The) *	3,249	61,244
Stratus Properties, Inc. *	313	9,453
Tejon Ranch Co. *	8,944	206,696
		2,705,495
Road & Rail — 1.3%
ArcBest Corp.	6,195	198,550
Avis Budget Group, Inc. *@	25,496	1,194,233
Celadon Group, Inc. @	5,488	20,306
Covenant Transportation Group, Inc., Class A *	3,731	111,296
Heartland Express, Inc.	22,347	402,022
Knight-Swift Transportation Holdings, Inc.	22,301	1,026,069
Landstar System, Inc.	3,248	356,143
Marten Transport Ltd.	14,945	340,746
P.A.M. Transportation Services, Inc. *	1,523	55,361
Roadrunner Transportation Systems, Inc. *	8,254	20,965
Saia, Inc. *	7,375	554,231
Universal Truckload Services, Inc.	3,300	69,795
USA Truck, Inc. *	3,632	92,580
Werner Enterprises, Inc.	21,804	795,846
YRC Worldwide, Inc. *	13,468	118,922
		5,357,065
Semiconductors & Semiconductor Equipment — 3.5%
Advanced Energy Industries, Inc. *	15,334	979,843
Alpha & Omega Semiconductor Ltd. *	6,435	99,421
Ambarella, Inc. *@	1,829	89,603
Amkor Technology, Inc. *	97,482	987,493
Amtech Systems, Inc. *	9,861	72,183
Axcelis Technologies, Inc. *	10,892	267,943
AXT, Inc. *	15,095	109,439
Brooks Automation, Inc.	16,972	459,602
Cabot Microelectronics Corp.	5,995	642,124

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
Ceva, Inc. *	4,958	$179,480
Cirrus Logic, Inc. *	7,387	300,134
Cohu, Inc.	6,032	137,590
Cree, Inc. *	18,393	741,422
Cyberoptics Corp. *@	4,061	73,098
Cypress Semiconductor Corp.	1,769	30,002
Diodes, Inc. *	11,325	344,959
DSP Group, Inc. *	3,919	46,244
Entegris, Inc.	31,223	1,086,560
FormFactor, Inc. *	16,807	229,416
GSI Technology, Inc. *	8,514	63,089
Impinj, Inc. *@	1,813	23,605
Integrated Device Technology, Inc. *	21,680	662,541
inTEST Corp. *	5,556	36,947
Kopin Corp. *@	28,174	87,903
Kulicke & Soffa Industries, Inc. *	18,438	461,134
Lattice Semiconductor Corp. *	28,018	156,060
MACOM Technology Solutions Holdings, Inc. *@	447	7,420
Magnachip Semiconductor Corp. *@	4,588	44,045
MaxLinear, Inc. *	9,792	222,768
MKS Instruments, Inc.	9,585	1,108,505
Monolithic Power Systems, Inc.	716	82,891
Nanometrics, Inc. *	8,652	232,739
NeoPhotonics Corp. *@	17,049	116,786
NVE Corp.	1,137	94,496
PDF Solutions, Inc. *@	10,588	123,456
Photronics, Inc. *	16,333	134,747
Pixelworks, Inc. *	6,964	26,951
Power Integrations, Inc.	8,043	549,739
Rambus, Inc. *	28,336	380,552
Rudolph Technologies, Inc. *	9,379	259,798
Semtech Corp. *	16,278	635,656
Sigma Designs, Inc. *	15,433	95,685
Silicon Laboratories, Inc. *	10,644	956,896
SolarEdge Technologies, Inc. *	1,621	85,265
SunPower Corp. *@	1,687	13,462
Synaptics, Inc. *@	8,494	388,431
Ultra Clean Holdings, Inc. *	8,834	170,054
Veeco Instruments, Inc. *	12,607	214,319
Versum Materials, Inc.	1,900	71,497
Xcerra Corp. *	12,391	144,355
Xperi Corp.	14,056	297,284
		14,825,632
Software — 2.1%
ACI Worldwide, Inc. *	29,488	699,455
Agilysys, Inc. *	13,999	166,868
American Software, Inc., Class A	11,322	147,186
Aspen Technology, Inc. *	1,375	108,474
Asure Software, Inc. *@	6,029	73,795
Aware, Inc. *	4,900	20,335
Blackbaud, Inc.	7,542	767,851
Bottomline Technologies de, Inc. *	3,996	154,845
Bsquare Corp. *	2,300	9,775
Datawatch Corp. *	2,445	21,149
Document Security Systems, Inc. *@	6,484	8,689
Ebix, Inc. @	2,155	160,547
Ellie Mae, Inc. *@	2,021	185,811
Fair Isaac Corp.	736	124,656
Finjan Holdings, Inc. *	9,872	32,084
Globant SA *	760	39,170
Glu Mobile, Inc. *	14,543	54,827
GSE Systems, Inc. *@	2,896	9,412
Guidewire Software, Inc. *	2,842	229,719
HubSpot, Inc. *	182	19,711
Manhattan Associates, Inc. *	2,600	108,888
MicroStrategy, Inc., Class A *	1,426	183,940
Monotype Imaging Holdings, Inc.	9,997	224,433
Paycom Software, Inc. *@	4,507	484,007
Paylocity Holding Corp. *	500	25,615
Pegasystems, Inc.	15,185	920,970
Progress Software Corp.	13,610	523,304
Proofpoint, Inc. *	1,678	190,705
QAD, Inc., Class B	1,219	38,167
QAD, Inc., Class A	4,909	204,460
Qualys, Inc. *	4,710	342,652
RealNetworks, Inc. *	11,295	34,563
RealPage, Inc. *@	1,600	82,400
RingCentral, Inc., Class A *	318	20,193
Rosetta Stone, Inc. *	4,575	60,161
Rubicon Project, Inc. (The) *	23,449	42,208
Seachange International, Inc. *	19,567	53,027
Synchronoss Technologies, Inc. *	11,475	121,061
Tableau Software, Inc., Class A *	1,514	122,361
TeleNav, Inc. *	1,119	6,043
TiVo Corp.	30,394	411,839
Tyler Technologies, Inc. *	200	42,192
Ultimate Software Group, Inc. *	235	57,270
VASCO Data Security International, Inc. *	7,796	100,958
Verint Systems, Inc. *	12,694	540,764
Zedge, Inc., Class B *	2,411	7,715
Zendesk, Inc. *	1,225	58,641
Zix Corp. *	16,383	69,955
Zynga, Inc., Class A *	155,342	568,552
		8,681,403
Specialty Retail — 3.7%
Aaron's, Inc.	18,376	856,322
Abercrombie & Fitch Co., Class A	16,988	411,279
America's Car-Mart, Inc. *	4,073	205,483
American Eagle Outfitters, Inc.	107,392	2,140,323
Asbury Automotive Group, Inc. *	7,235	488,362
Ascena Retail Group, Inc. *@	61,700	124,017
At Home Group, Inc. *	6,138	196,661
Barnes & Noble Education, Inc. *	13,005	89,604
Barnes & Noble, Inc.	20,086	99,426
Bed Bath & Beyond, Inc.	3,408	71,534
Big 5 Sporting Goods Corp. @	6,183	44,827
Boot Barn Holdings, Inc. *	5,243	92,958
Buckle, Inc. (The) @	12,544	277,850
Build-A-Bear Workshop, Inc. *	8,093	74,051
Caleres, Inc.	11,677	392,347
Cato Corp. (The), Class A	6,792	100,114
Chico's FAS, Inc.	32,315	292,128
Children's Place, Inc. (The)	4,800	649,200
Christopher & Banks Corp. *	7,704	8,243
Citi Trends, Inc.	4,246	131,244
Conn's, Inc. *@	8,299	282,166
Destination Maternity Corp. *@	2,800	7,252
Destination XL Group, Inc. *	9,525	16,669
Dick's Sporting Goods, Inc.	10,466	366,833
DSW, Inc., Class A @	17,801	399,810
Express, Inc. *	24,468	175,191
Finish Line Inc. (The), Class A @	14,724	199,363

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Five Below, Inc. *	13,253	$971,975
Francesca's Holdings Corp. *	11,436	54,893
GameStop Corp., Class A @	11,233	141,760
Genesco, Inc. *	5,569	226,101
Group 1 Automotive, Inc.	6,400	418,176
Guess?, Inc. @	19,715	408,889
Haverty Furniture Cos., Inc.	4,500	90,675
Hibbett Sports, Inc. *@	5,873	140,658
Kirkland's, Inc. *	5,977	57,917
Lithia Motors, Inc., Class A @	7,255	729,273
Lumber Liquidators Holdings, Inc. *@	6,687	159,953
MarineMax, Inc. *	6,241	121,387
Monro, Inc. @	9,650	517,240
Murphy USA, Inc. *	11,169	813,103
New York & Co., Inc. *	9,814	33,171
Office Depot, Inc.	129,524	278,477
Penske Auto Group, Inc.	1,742	77,223
Pier 1 Imports, Inc.	26,935	86,731
Rent-A-Center, Inc. @	12,778	110,274
Sally Beauty Holdings, Inc. *@	4,925	81,016
Shoe Carnival, Inc.	3,860	91,868
Signet Jewelers Ltd.	9,096	350,378
Sleep Number Corp. *	13,560	476,634
Sonic Automotive, Inc., Class A @	8,861	167,916
Sportsman's Warehouse Holdings, Inc. *@	7,232	29,507
Stage Stores, Inc. @	7,304	15,923
Tailored Brands, Inc.	7,289	182,662
Tandy Leather Factory, Inc. *	3,611	25,458
Tile Shop Holdings, Inc.	4,471	26,826
Tilly's, Inc., Class A	3,349	37,844
Trans World Entertainment Corp. *	5,400	6,750
TravelCenters of America LLC *	6,721	24,196
Urban Outfitters, Inc. *	1,362	50,340
Vitamin Shoppe, Inc. *@	10,501	45,679
Winmark Corp.	1,294	169,255
Zumiez, Inc. *	7,694	183,887
		15,597,272
Textiles, Apparel & Luxury Goods — 1.1%
Carter's, Inc.	711	74,015
Cherokee, Inc. *	1,700	2,210
Columbia Sportswear Co.	1,363	104,174
Crocs, Inc. *	21,632	351,520
Culp, Inc.	3,922	119,817
Deckers Outdoor Corp. *	7,708	693,951
Delta Apparel, Inc. *	1,153	20,777
Fossil Group, Inc. *	2,477	31,458
G-III Apparel Group Ltd. *	11,805	444,813
Hanesbrands, Inc. @	7,562	139,292
Iconix Brand Group, Inc. *	12,214	13,558
Lakeland Industries, Inc. *	3,373	43,680
Movado Group, Inc.	4,486	172,262
Oxford Industries, Inc.	4,436	330,748
Perry Ellis International, Inc. *	3,333	85,991
Rocky Brands, Inc.	1,000	21,450
Sequential Brands Group, Inc. *@	1,723	3,593
Skechers U.S.A., Inc., Class A *	2,146	83,458
Steven Madden Ltd.	18,385	807,102
Superior Uniform Group, Inc.	2,200	57,794
Unifi, Inc. *	4,533	164,321
Vera Bradley, Inc. *	13,056	138,524
Wolverine World Wide, Inc.	26,290	759,781
		4,664,289
Thrifts & Mortgage Finance — 2.3%
Atlantic Coast Financial Corp. *	1,765	18,180
BankFinancial Corp.	4,900	83,202
Bear State Financial, Inc.	1,232	12,628
Beneficial Bancorp, Inc.	19,038	296,041
BofI Holding, Inc. *	16,994	688,767
Capitol Federal Financial, Inc.	37,390	461,766
Charter Financial Corp.	2,285	46,591
Citizens Community Bancorp, Inc.	400	5,588
Clifton Bancorp, Inc.	5,967	93,384
Dime Community Bancshares, Inc.	10,354	190,514
ESSA Bancorp, Inc.	1,900	27,873
Federal Agricultural Mortgage Corp., Class C	1,400	121,828
First Defiance Financial Corp.	2,401	137,625
Flagstar Bancorp, Inc. *	13,420	475,068
FS Bancorp, Inc.	481	25,733
Hingham Institution for Savings	348	71,688
Home Bancorp, Inc.	994	42,911
HomeStreet, Inc. *	6,890	197,398
HopFed Bancorp, Inc.	415	6,018
Impac Mortgage Holdings, Inc. *	301	2,378
Kearny Financial Corp.	23,771	309,023
LendingTree, Inc. *@	2,115	694,037
Meridian Bancorp, Inc.	11,660	234,949
Meta Financial Group, Inc.	3,623	395,632
MGIC Investment Corp. *	12,435	161,655
Nationstar Mortgage Holdings, Inc. *@	5,124	92,027
NMI Holdings, Inc., Class A *	8,926	147,725
Northfield Bancorp, Inc.	14,040	219,164
Northwest Bancshares, Inc.	24,492	405,588
OceanFirst Financial Corp.	7,799	208,623
Ocwen Financial Corp. *	14,766	60,836
Oritani Financial Corp.	14,695	225,568
PennyMac Financial Services, Inc., Class A *	1,561	35,357
PHH Corp. *	18,850	197,171
Provident Financial Holdings, Inc.	1,124	20,333
Provident Financial Services, Inc.	15,994	409,286
Radian Group, Inc.	8,095	154,129
Riverview Bancorp, Inc.	8,887	83,005
SI Financial Group, Inc.	2,065	29,736
Southern Missouri Bancorp, Inc.	686	25,108
Territorial Bancorp, Inc.	2,866	85,006
Timberland Bancorp, Inc.	2,600	79,040
Trustco Bank Corp. NY	32,342	273,290
United Community Financial Corp.	14,792	145,849
United Financial Bancorp, Inc.	13,701	221,956
Walker & Dunlop, Inc.	7,823	464,843
Washington Federal, Inc.	25,804	892,818
Waterstone Financial, Inc.	8,664	149,887
Western New England Bancorp, Inc.	8,306	88,459
WSFS Financial Corp.	6,327	303,063
		9,818,344
Tobacco — 0.3%
Alliance One International, Inc. *	5,832	151,924
Turning Point Brands, Inc.	1,280	24,883
Universal Corp.	5,600	271,600
Vector Group Ltd. @	36,481	743,847
		1,192,254
Trading Companies & Distributors — 1.9%
Air Lease Corp.	1,554	66,231
Applied Industrial Technologies, Inc.	17,141	1,249,579
Beacon Roofing Supply, Inc. *	16,149	857,027
BlueLinx Holdings, Inc. *	4,085	133,130

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Trading Companies & Distributors (Continued)
BMC Stock Holdings, Inc. *	20,166	$394,245
CAI International, Inc. *	4,985	105,981
DXP Enterprises, Inc. *	5,842	227,546
GATX Corp. @	11,502	787,772
GMS, Inc. *	2,900	88,624
H&E Equipment Services, Inc.	12,565	483,627
HD Supply Holdings, Inc. *	4,200	159,348
Herc Holdings, Inc. *	5,162	335,272
Huttig Building Products, Inc. *@	1,858	9,717
Kaman Corp., Class A	7,224	448,755
Lawson Products, Inc. *	1,575	39,769
MRC Global, Inc. *	23,031	378,630
Nexeo Solutions, Inc. *	2,400	25,680
NOW, Inc. *@	21,709	221,866
Rush Enterprises, Inc., Class A *	8,185	347,781
Textainer Group Holdings Ltd. *	13,035	220,943
Titan Machinery, Inc. *	7,014	165,250
Triton International Ltd.	13,664	418,118
Veritiv Corp. *	1,000	39,200
Watsco, Inc.	514	93,019
WESCO International, Inc. *	7,914	491,064
Willis Lease Finance Corp. *	900	30,852
		7,819,026
Transportation Infrastructure — 0.0%
Sino-Global Shipping America Ltd. *@	3,964	4,440
Water Utilities — 0.6%
American States Water Co.	15,757	836,066
Aqua America, Inc.	2,814	95,845
Artesian Resources Corp., Class A	4,335	158,141
California Water Service Group	11,688	435,378
Connecticut Water Service, Inc.	3,754	227,230
Consolidated Water Co., Ltd.	2,822	41,060
Middlesex Water Co.	5,644	207,135
Pure Cycle Corp. *	1,000	9,450
SJW Corp.	4,400	231,924
York Water Co.	3,670	113,770
		2,355,999
Wireless Telecommunication Services — 0.4%
Boingo Wireless, Inc. *	15,932	394,636
Shenandoah Telecommunications Co.	17,605	633,780
Spok Holdings, Inc.	5,786	86,501
Telephone & Data Systems, Inc.	18,553	520,040
United States Cellular Corp. *	933	37,497
		1,672,454
TOTAL COMMON STOCKS (Identified Cost $283,391,621)		419,519,517
RIGHTS AND WARRANTS — 0.0%
Electrical Equipment — 0.0%
Babcock & Wilcox Enterprises CVR *@§~¶	10,768	20,653
Hotels, Restaurants & Leisure — 0.0%
Famous Dave's of America, Inc. CVR *@§~¶	457	1,645
Media — 0.0%
Media General, Inc. CVR *§~¶	3,965	311
Pharmaceuticals — 0.0%
FRD Acquisition Co. CVR *§~¶	656	—
Software — 0.0%
Gerber Scientific CVR *@§¶	5,000	—
TOTAL RIGHTS AND WARRANTS (Identified Cost $0)		22,609
Preferred Stocks — 0.0%
Media — 0.0%
GCI Liberty, Inc., 5.000%	2,852	66,594
TOTAL PREFERRED STOCKS (Identified Cost $11,571)		66,594
SHORT-TERM INVESTMENTS — 4.0%
Investment Company — 0.4%
State Street Institutional U.S. Government Money Market Fund, 1.580%	1,773,352	1,773,352
Collateral For Securities On Loan — 3.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.720%	14,850,239	14,850,239
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $16,623,591)		16,623,591

Total Investments — 103.7% (Identified Cost $300,026,783) #		436,232,311

Liabilities, Less Cash and Other Assets — (3.7%)		(15,597,958)
Net Assets — 100.0%		$420,634,353

†	See Note 1
*	Non-income producing security
@	A portion or all of the security were held on loan. As of March 31, 2018, the market value of the securities on loan was $41,778,973.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund's Board of Trustees. See Note 1
~	Bankrupt/delisted security
¶	Contingent value rights based on future performance.
#

At March 31, 2018, the aggregate cost of investment securities for U.S. federal income tax purposes was $300,026,783. Net unrealized appreciation aggregated $136,205,528 of which $165,254,284 related to appreciated investment securities and $29,048,756 related to depreciated investment securities.

Key to abbreviations:
CVR — Contingent Value Rights

See notes to portfolios of investments

March 31, 2018
Portfolio Sectors (As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Industrials	21.4%
Financials	20.8%
Consumer Discretionary	16.3%
Information Technology	13.5%
Health Care	9.2%
Materials	5.7%
Energy	4.4%
Consumer Staples	4.0%
Utilities	3.7%
Telecommunication Services	1.0%
100.0%

SA U.S. Value Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2018 (Unaudited)

	SHARES	VALUE †
COMMON STOCKS — 99.7%
Aerospace & Defense — 1.0%
Arconic, Inc.	47,074	$1,084,585
L3 Technologies, Inc.	9,636	2,004,288
Orbital ATK, Inc.	2,155	285,775
Textron, Inc.	43,757	2,580,350
		5,954,998
Air Freight & Logistics — 0.5%
FedEx Corp.	5,073	1,218,078
XPO Logistics, Inc. *@	15,841	1,612,772
		2,830,850
Airlines — 1.2%
Copa Holdings SA, Class A	1,123	144,452
Delta Air Lines, Inc.	68,152	3,735,411
JetBlue Airways Corp. *	61,307	1,245,758
United Continental Holdings, Inc. *	31,506	2,188,722
		7,314,343
Auto Components — 1.0%
Adient PLC @	8,972	536,167
Autoliv, Inc. @	11,805	1,722,822
BorgWarner, Inc.	24,241	1,217,625
Gentex Corp.	22,375	515,072
Goodyear Tire & Rubber Co. (The)	33,229	883,227
Lear Corp.	6,319	1,175,903
		6,050,816
Automobiles — 1.7%
Ford Motor Co.	419,903	4,652,525
General Motors Co.	153,506	5,578,408
		10,230,933
Beverages — 0.4%
Molson Coors Brewing Co., Class B	31,706	2,388,413
Biotechnology — 0.1%
United Therapeutics Corp. *	3,786	425,395
Building Products — 0.5%
Johnson Controls International PLC	31,822	1,121,407
Owens Corning	19,528	1,570,051
USG Corp. *	6,301	254,687
		2,946,145
Capital Markets — 3.2%
Bank of New York Mellon Corp. (The)	103,219	5,318,875
Goldman Sachs Group, Inc. (The)	24,637	6,205,075
Invesco Ltd.	13,425	429,734
Janus Henderson Group PLC	710	23,494
Morgan Stanley	111,941	6,040,336
State Street Corp.	7,198	717,857
		18,735,371
Chemicals — 1.7%
Albemarle Corp.	9,985	926,009
Ashland Global Holdings, Inc.	7,593	529,915
CF Industries Holdings, Inc.	25,378	957,512
DowDuPont, Inc.	44,834	2,856,374
Eastman Chemical Co.	23,262	2,456,002
Huntsman Corp.	5,682	166,199
Mosaic Co. (The)	26,475	642,813
Olin Corp.	16,354	496,998
Valvoline, Inc.	20,825	460,857
Westlake Chemical Corp.	5,411	601,433
		10,094,112
Commercial Banks — 13.7%
Bank of America Corp.	370,852	11,121,851
Bank of the Ozarks, Inc.	2,387	115,220
BB&T Corp.	44,415	2,311,357
BOK Financial Corp.	765	75,727
CIT Group, Inc.	9,004	463,706
Citigroup, Inc.	114,277	7,713,697
Citizens Financial Group, Inc.	18,613	781,374
Fifth Third Bancorp	86,881	2,758,472
Huntington Bancshares, Inc.	95,253	1,438,320
JPMorgan Chase & Co.	234,566	25,795,223
KeyCorp	43,963	859,477
M&T Bank Corp.	4,667	860,408
PacWest Bancorp	5,207	257,903
People's United Financial, Inc.	5,834	108,862
PNC Financial Services Group, Inc. (The)	7,058	1,067,452
Regions Financial Corp.	155,307	2,885,604
SunTrust Banks, Inc.	34,538	2,349,966
Wells Fargo & Co.	375,404	19,674,924
Zions Bancorp	19,490	1,027,708
		81,667,251
Commercial Services & Supplies — 0.5%
Republic Services, Inc.	41,954	2,778,613
Stericycle, Inc. *	3,915	229,145
		3,007,758
Communications Equipment — 2.9%
ARRIS International PLC *	15,215	404,263
Cisco Systems, Inc.	360,242	15,450,779
EchoStar Corp., Class A *	3,599	189,919
Juniper Networks, Inc.	57,350	1,395,326
		17,440,287
Computers & Peripherals — 2.0%
Hewlett Packard Enterprise Co.	193,792	3,399,112
HP, Inc.	196,800	4,313,856
Western Digital Corp.	31,938	2,946,919
Xerox Corp.	46,593	1,340,946
		12,000,833
Construction & Engineering — 0.4%
AECOM *	11,462	408,391
Fluor Corp.	17,248	986,931
Jacobs Engineering Group, Inc.	8,552	505,851
Quanta Services, Inc. *	13,887	477,018
		2,378,191
Construction Materials — 0.1%
Vulcan Materials Co.	6,066	692,555
Consumer Finance — 1.1%
Ally Financial, Inc.	66,748	1,812,208
Capital One Financial Corp.	47,279	4,530,274
Santander Consumer USA Holdings, Inc.	13,899	226,554
		6,569,036
Containers & Packaging — 0.3%
WestRock Co.	24,453	1,569,149
Distributors — 0.3%
LKQ Corp. *	47,648	1,808,242
Diversified Financial Services — 0.1%
Berkshire Hathaway, Inc., Class B *	542	108,118
Leucadia National Corp.	6,993	158,951
Voya Financial, Inc.	7,020	354,510
		621,579
Diversified Telecommunication Services — 3.9%
AT&T, Inc.	606,209	21,611,351

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Diversified Telecommunication Services (Continued)
CenturyLink, Inc.	112,692	$1,851,529
		23,462,880
Electrical Equipment — 0.5%
Eaton Corp. PLC	40,532	3,238,912
Electronic Equipment, Instruments & Components — 1.2%
Arrow Electronics, Inc. *	17,315	1,333,601
Avnet, Inc.	10,213	426,495
Corning, Inc.	75,228	2,097,357
Flex Ltd. *	31,420	513,089
Jabil, Inc.	17,551	504,240
SYNNEX Corp.	3,501	414,518
TE Connectivity Ltd.	16,768	1,675,123
		6,964,423
Energy Equipment & Services — 1.0%
Baker Hughes a GE Co.	20,187	560,593
Helmerich & Payne, Inc.	9,938	661,473
National Oilwell Varco, Inc.	29,834	1,098,190
Schlumberger Ltd.	37,399	2,422,707
TechnipFMC PLC	34,156	1,005,894
		5,748,857
Food & Staples Retailing — 3.4%
CVS Health Corp.	104,823	6,521,039
US Foods Holding Corp. *	17,077	559,613
Walgreens Boots Alliance, Inc.	58,673	3,841,321
Walmart, Inc.	104,402	9,288,646
		20,210,619
Food Products — 2.4%
Archer-Daniels-Midland Co.	29,804	1,292,599
Bunge Ltd.	21,881	1,617,881
Ingredion, Inc.	3,073	396,171
J.M. Smucker Co. (The)	18,460	2,289,225
Kraft Heinz Co. (The)	22,750	1,417,098
Mondelez International, Inc., Class A	71,300	2,975,349
Pinnacle Foods, Inc.	9,922	536,780
Post Holdings, Inc. *@	7,076	536,078
Seaboard Corp.	64	272,960
Tyson Foods, Inc., Class A	41,844	3,062,562
		14,396,703
Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	80,600	4,829,552
Danaher Corp.	39,167	3,834,841
DENTSPLY SIRONA, Inc.	4,157	209,139
Medtronic PLC	94,115	7,549,905
STERIS PLC	1,837	171,503
Zimmer Biomet Holdings, Inc.	5,607	611,387
		17,206,327
Health Care Providers & Services — 6.1%
Aetna, Inc.	36,478	6,164,782
Anthem, Inc.	30,249	6,645,705
Cardinal Health, Inc.	4,489	281,371
Centene Corp. *	29,767	3,181,199
CIGNA Corp.	8,595	1,441,725
DaVita, Inc. *	30,386	2,003,653
Express Scripts Holding Co. *	63,449	4,383,057
Humana, Inc.	14,315	3,848,301
Laboratory Corp. of America Holdings *	16,237	2,626,335
McKesson Corp.	10,333	1,455,610
Mednax, Inc. *	9,245	514,299
Quest Diagnostics, Inc.	21,432	2,149,630
Universal Health Services, Inc., Class B	10,322	1,222,228
WellCare Health Plans, Inc. *	535	103,592
		36,021,487
Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	27,865	1,827,387
Hyatt Hotels Corp., Class A	3,874	295,431
MGM Resorts International	67,948	2,379,539
Norwegian Cruise Line Holdings Ltd. *	34,226	1,812,951
Royal Caribbean Cruises Ltd.	26,539	3,124,702
		9,440,010
Household Durables — 2.0%
DR Horton, Inc.	65,701	2,880,332
Garmin Ltd. @	12,982	765,029
Lennar Corp., Class A	28,692	1,691,107
Lennar Corp.,B Shares	573	27,326
Mohawk Industries, Inc. *	12,063	2,801,270
Newell Brands, Inc.	19,061	485,674
PulteGroup, Inc.	38,222	1,127,167
Toll Brothers, Inc.	11,379	492,142
Whirlpool Corp.	12,182	1,865,186
		12,135,233
Independent Power Producers & Energy Traders — 0.1%
NRG Energy, Inc.	22,148	676,178
Industrial Conglomerates — 0.2%
Carlisle Cos., Inc.	6,915	721,995
General Electric Co.	19,790	266,769
		988,764
Insurance — 5.4%
Aflac, Inc.	68,070	2,978,743
Alleghany Corp.	855	525,346
Allstate Corp. (The)	19,994	1,895,431
American Financial Group, Inc.	8,697	975,978
American International Group, Inc.	41,993	2,285,259
Arch Capital Group Ltd. *	4,583	392,259
Assurant, Inc.	4,786	437,488
Axis Capital Holdings Ltd.	2,004	115,370
Brighthouse Financial, Inc. *	4,222	217,011
Chubb Ltd.	11,440	1,564,649
CNA Financial Corp.	7,604	375,258
Everest Re Group Ltd.	3,455	887,313
First American Financial Corp.	3,372	197,869
Hartford Financial Services Group, Inc.	31,756	1,636,069
Lincoln National Corp.	18,122	1,323,993
Loews Corp.	28,152	1,399,999
MetLife, Inc.	39,945	1,833,076
Old Republic International Corp.	23,484	503,732
Principal Financial Group, Inc.	32,419	1,974,641
Prudential Financial, Inc.	20,566	2,129,609
Reinsurance Group of America, Inc.	9,075	1,397,550
RenaissanceRe Holdings Ltd.	2,534	350,984
Travelers Companies, Inc. (The)	27,179	3,774,076
Unum Group	32,590	1,551,610
WR Berkley Corp.	6,648	483,310
XL Group Ltd.	21,178	1,170,296
		32,376,919
Internet & Catalog Retail — 0.3%
Liberty Interactive Corp. QVC Group, Class A *	71,603	1,802,248

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
IT Services — 1.1%
Amdocs Ltd.	10,115	$674,873
DXC Technology Co.	18,001	1,809,640
Fidelity National Information Services, Inc.	26,170	2,520,171
Leidos Holdings, Inc.	20,264	1,325,266
		6,329,950
Life Sciences Tools & Services — 0.6%
Bio-Rad Laboratories, Inc., Class A *	172	43,014
IQVIA Holdings, Inc. *	5,268	516,843
Thermo Fisher Scientific, Inc.	15,270	3,152,644
		3,712,501
Machinery — 2.0%
AGCO Corp.	11,477	744,283
Cummins, Inc.	3,839	622,263
Dover Corp.	16,408	1,611,594
Ingersoll-Rand PLC	16,931	1,447,770
Oshkosh Corp.	7,274	562,062
PACCAR, Inc.	11,923	788,945
Pentair PLC	27,933	1,903,075
Snap-On, Inc.	1,177	173,655
Stanley Black & Decker, Inc.	21,808	3,340,986
Trinity Industries, Inc.	1,343	43,822
Wabtec Corp. @	4,473	364,102
		11,602,557
Media — 4.9%
Charter Communications, Inc., Class A *	20,763	6,461,861
Comcast Corp., Class A	341,065	11,654,191
Discovery Communications, Inc., Class A *@	1,879	40,267
Discovery Communications, Inc., Class C *	14,703	287,003
Liberty Braves Group, Class A *@	438	9,956
Liberty Braves Group, Class C *	877	20,013
Liberty Broadband Corp., Class C *	1,360	116,539
Liberty Media Corp-Liberty Formula One, Class A *@	1,097	32,131
Liberty Media Corp-Liberty Formula One, Class C *@	2,194	67,685
Liberty SiriusXM Group, Class A *	4,389	180,388
Liberty SiriusXM Group, Class C *	8,778	358,581
Madison Square Garden Co. (The), Class A *	443	108,889
News Corp., Class A	8,320	131,456
News Corp., Class B	1,734	27,917
TEGNA, Inc.	1,065	12,130
Time Warner, Inc.	94,794	8,965,617
Viacom, Inc., Class B	21,350	663,131
		29,137,755
Metals & Mining — 1.8%
Alcoa Corp. *	18,058	811,888
Freeport-McMoRan, Inc. *	88,065	1,547,302
Newmont Mining Corp.	41,863	1,635,588
Nucor Corp.	56,664	3,461,604
Reliance Steel & Aluminum Co.	12,373	1,060,861
Royal Gold, Inc.	1,245	106,908
Steel Dynamics, Inc.	33,820	1,495,520
United States Steel Corp.	16,269	572,506
		10,692,177
Multiline Retail — 1.0%
Dollar Tree, Inc. *	7,894	749,140
Kohl's Corp. @	39,722	2,602,188
Macy's, Inc. @	32,863	977,346
Target Corp.	20,753	1,440,881
		5,769,555
Oil, Gas & Consumable Fuels — 12.0%
Anadarko Petroleum Corp.	23,533	1,421,629
Andeavor	26,742	2,689,176
Antero Resources Corp. *@	5,507	109,314
Apache Corp.	1,106	42,559
Chevron Corp.	118,481	13,511,573
Concho Resources, Inc. *	12,360	1,858,079
ConocoPhillips	59,627	3,535,285
Devon Energy Corp.	52,433	1,666,845
Diamondback Energy, Inc. *	6,687	846,039
Exxon Mobil Corp.	292,675	21,836,482
Hess Corp.	20,959	1,060,945
HollyFrontier Corp.	15,834	773,649
Kinder Morgan, Inc.	174,875	2,633,617
Marathon Oil Corp.	71,156	1,147,746
Marathon Petroleum Corp.	58,629	4,286,366
Murphy Oil Corp. @	5,945	153,619
Noble Energy, Inc.	39,428	1,194,668
Occidental Petroleum Corp.	47,333	3,074,752
Phillips 66	22,263	2,135,467
Pioneer Natural Resources Co.	1,167	200,467
Targa Resources Corp.	19,687	866,228
Valero Energy Corp.	64,869	6,017,897
Williams Cos., Inc. (The)	22,011	547,193
		71,609,595
Personal Products — 0.0%
Coty, Inc., Class A @	8,741	159,960
Pharmaceuticals — 3.1%
Allergan PLC	12,666	2,131,561
Mylan NV *	34,268	1,410,814
Perrigo Co. PLC	10,679	889,988
Pfizer, Inc.	387,196	13,741,586
		18,173,949
Professional Services — 0.2%
Manpowergroup, Inc.	8,693	1,000,565
Nielsen Holdings PLC	7,599	241,572
		1,242,137
Real Estate Management & Development — 0.1%
Jones Lang LaSalle, Inc.	4,318	754,096
Road & Rail — 1.0%
AMERCO	583	201,193
Genesee & Wyoming, Inc., Class A *	1,210	85,656
Kansas City Southern	14,222	1,562,287
Knight-Swift Transportation Holdings, Inc.	900	41,409
Norfolk Southern Corp.	27,918	3,790,706
		5,681,251
Semiconductors & Semiconductor Equipment — 6.7%
Intel Corp.	504,893	26,294,827
Lam Research Corp.	6,602	1,341,262
Marvell Technology Group Ltd.	18,929	397,509
Micron Technology, Inc. *	96,568	5,035,056
Microsemi Corp. *	2,594	167,884
ON Semiconductor Corp. *	14,063	343,981
Qorvo, Inc. *	6,724	473,706
QUALCOMM, Inc.	99,529	5,514,902
		39,569,127
Software — 0.7%
CA, Inc.	75,041	2,543,890
Dell Technologies, Inc., Class V *	16,758	1,226,853
Nuance Communications, Inc. *	2,812	44,289

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Software (Continued)
SS&C Technologies Holdings, Inc.	3,456	$185,380
		4,000,412
Specialty Retail — 0.1%
Advance Auto Parts, Inc.	1,411	167,274
AutoNation, Inc. *@	7,025	328,629
Foot Locker, Inc.	4,748	216,224
		712,127
Textiles, Apparel & Luxury Goods — 0.3%
PVH Corp.	9,516	1,441,008
Ralph Lauren Corp.	4,113	459,833
Skechers U.S.A., Inc., Class A *	538	20,923
		1,921,764
Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp. *	9,773	127,049
New York Community Bancorp, Inc.	14,697	191,502
		318,551
Wireless Telecommunication Services — 0.3%
Sprint Corp. *@	29,977	146,288
T-Mobile US, Inc. *	24,396	1,489,132
		1,635,420
TOTAL COMMON STOCKS (Identified Cost $402,732,815)		592,418,701

SHORT-TERM INVESTMENTS — 0.3%
Investment Company — 0.3%
State Street Institutional U.S. Government Money Market Fund, 1.580%	1,633,579	1,633,579
Collateral For Securities On Loan — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.720%	67,039	67,039
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,700,618)		1,700,618

Total Investments — 100.0% (Identified Cost $404,433,433) #		594,119,319

Cash and Other Assets, Less Liabilities — 0.0%		146,933
Net Assets — 100.0%		$594,266,252

†	See Note 1
*	Non-income producing security
@	A portion or all of the security were held on loan. As of March 31, 2018, the market value of the securities on loan was $7,728,755.
#	At March 31, 2018, the aggregate cost of investment securities for U.S. federal income tax purposes was $404,433,433. Net unrealized appreciation aggregated $189,685,886 of which $206,960,314 related to appreciated investment securities and $17,274,428 related to depreciated investment securities.

See notes to portfolios of investments

March 31, 2018
Portfolio Sectors (As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Financials	23.8%
Information Technology	14.6%
Consumer Discretionary	13.3%
Energy	13.1%
Health Care	12.7%
Industrials	8.0%
Consumer Staples	6.3%
Telecommunication Services	4.2%
Materials	3.9%
Utilities	0.1%
100.0%

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2018 (Unaudited)

	SHARES	VALUE †
COMMON STOCKS — 95.4%
Aerospace & Defense — 3.4%
Aerojet Rocketdyne Holdings, Inc. *	2,418	$67,631
Arconic, Inc.	4,351	100,247
Boeing Co. (The)	25,620	8,400,286
BWX Technologies, Inc.	4,263	270,828
Curtiss-Wright Corp.	1,160	156,681
Esterline Technologies Corp. *	736	53,838
General Dynamics Corp.	10,085	2,227,777
Harris Corp.	4,350	701,568
HEICO Corp.	1,057	91,758
HEICO Corp., Class A	1,915	135,869
Hexcel Corp.	3,100	200,229
Huntington Ingalls Industries, Inc.	1,972	508,303
KLX, Inc. *	1,200	85,272
L3 Technologies, Inc.	1,426	296,608
Lockheed Martin Corp.	8,466	2,860,915
Moog, Inc., Class A *	1,100	90,651
Northrop Grumman Corp.	7,433	2,595,009
Orbital ATK, Inc.	1,332	176,637
Raytheon Co.	8,584	1,852,599
Rockwell Collins, Inc.	5,762	777,006
Spirit Aerosystems Holdings, Inc., Class A	5,105	427,289
Teledyne Technologies, Inc. *	800	149,736
Textron, Inc.	4,852	286,122
TransDigm Group, Inc.	1,620	497,243
United Technologies Corp.	23,745	2,987,596
		25,997,698
Air Freight & Logistics — 0.9%
CH Robinson Worldwide, Inc.	6,400	599,744
Expeditors International of Washington, Inc.	5,723	362,266
FedEx Corp.	9,639	2,314,420
United Parcel Service, Inc., Class B	32,513	3,402,810
XPO Logistics, Inc. *@	3,544	360,815
		7,040,055
Airlines — 0.9%
Alaska Air Group, Inc.	5,364	332,353
Allegiant Travel Co. @	800	138,040
American Airlines Group, Inc.	20,595	1,070,116
Copa Holdings SA, Class A	669	86,054
Delta Air Lines, Inc.	34,227	1,875,982
Hawaiian Holdings, Inc.	2,703	104,606
JetBlue Airways Corp. *	12,225	248,412
Skywest, Inc.	1,469	79,914
Southwest Airlines Co.	26,121	1,496,211
Spirit Airlines, Inc. *@	2,600	98,228
United Continental Holdings, Inc. *	14,937	1,037,673
		6,567,589
Auto Components — 0.5%
Adient PLC @	2,002	119,640
Aptiv PLC	12,677	1,077,165
Autoliv, Inc.	2,700	394,038
BorgWarner, Inc.	4,453	223,674
Cooper-Standard Holdings, Inc. *	400	49,124
Dana, Inc.	6,712	172,901
Delphi Technologies PLC	4,225	201,321
Dorman Products, Inc. *	1,109	73,427
Gentex Corp.	10,100	232,502
Goodyear Tire & Rubber Co. (The)	7,653	203,417
LCI Industries	900	93,735
Lear Corp.	2,724	506,909
Tenneco, Inc.	2,500	137,175
Visteon Corp. *	1,205	132,839
		3,617,867
Automobiles — 0.5%
Ford Motor Co.	120,220	1,332,038
General Motors Co.	52,835	1,920,024
Harley-Davidson, Inc.	7,722	331,119
Tesla, Inc. *	903	240,315
Thor Industries, Inc.	1,900	218,823
		4,042,319
Beverages — 2.4%
Boston Beer Co., Inc. (The), Class A @*	422	79,779
Brown-Forman Corp., Class A	1,902	101,434
Brown-Forman Corp., Class B	13,775	749,360
Coca-Cola Co. (The)	159,849	6,942,242
Constellation Brands, Inc., Class A	5,161	1,176,295
Dr Pepper Snapple Group, Inc.	8,222	973,320
Molson Coors Brewing Co., Class B	3,735	281,358
Monster Beverage Corp. *	11,491	657,400
National Beverage Corp. @	500	44,510
PepsiCo, Inc.	64,570	7,047,815
		18,053,513
Biotechnology — 3.1%
AbbVie, Inc.	75,823	7,176,647
Agios Pharmaceuticals, Inc. *	397	32,467
Alexion Pharmaceuticals, Inc. *	1,911	213,000
Alkermes PLC *@	1,579	91,519
Alnylam Pharmaceuticals, Inc. *	1,136	135,298
Amgen, Inc.	21,789	3,714,589
Avexis, Inc. *	361	44,612
Biogen, Inc. *	7,478	2,047,626
BioMarin Pharmaceutical, Inc. *	1,327	107,580
Bluebird Bio, Inc. *@	676	115,427
Blueprint Medicines Corp. *	246	22,558
Celgene Corp. *	29,744	2,653,462
Emergent BioSolutions, Inc. *	102	5,370
Exact Sciences Corp. *@	2,356	95,018
Exelixis, Inc. *	10,395	230,249
Gilead Sciences, Inc.	60,965	4,596,151
Halozyme Therapeutics, Inc. *	2,304	45,135
Incyte Corp. *	1,173	97,746
Ionis Pharmaceuticals, Inc. *@	1,221	53,822
Myriad Genetics, Inc. *@	2,380	70,329
Neurocrine Biosciences, Inc. *@	1,008	83,594
OPKO Health, Inc. *@	3,300	10,461
Regeneron Pharmaceuticals, Inc. *	2,358	812,001
Sage Therapeutics, Inc. *@	386	62,173
Sarepta Therapeutics, Inc. *@	213	15,781
Seattle Genetics, Inc. *@	880	46,059
United Therapeutics Corp. *	1,803	202,585
Vertex Pharmaceuticals, Inc. *	4,510	735,040
		23,516,299
Building Products — 0.3%
A.O. Smith Corp.	3,947	250,990
AAON, Inc.	400	15,600
Allegion PLC	4,161	354,892
Armstrong World Industries, Inc. *	1,690	95,147
Builders FirstSource, Inc. *	4,368	86,661
Fortune Brands Home & Security, Inc.	4,718	277,843
Johnson Controls International PLC	8,733	307,751
Lennox International, Inc.	1,236	252,601
Masco Corp.	8,930	361,129
Owens Corning	3,497	281,159
Simpson Manufacturing Co., Inc.	1,080	62,197

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Building Products (Continued)
Trex Co., Inc. *	800	$87,016
Universal Forest Products, Inc.	1,791	58,118
USG Corp. *	2,828	114,308
		2,605,412
Capital Markets — 2.3%
Affiliated Managers Group, Inc.	1,196	226,738
Ameriprise Financial, Inc.	4,953	732,747
Artisan Partners Asset Management, Inc., Class A	2,694	89,710
Bank of New York Mellon Corp. (The)	18,824	970,001
BGC Partners, Inc., Class A	8,437	113,478
BlackRock, Inc.	2,286	1,238,372
CBOE Holdings, Inc.	2,492	284,337
Charles Schwab Corp. (The)	24,349	1,271,505
CME Group, Inc.	3,139	507,702
Cohen & Steers, Inc.	1,400	56,924
E*Trade Financial Corp. *	5,476	303,425
Eaton Vance Corp.	4,868	271,001
Evercore, Inc., Class A	1,680	146,496
FactSet Research Systems, Inc. @	1,698	338,615
Federated Investors, Inc., Class B	4,917	164,228
Financial Engines, Inc.	700	24,500
Franklin Resources, Inc.	4,676	162,164
Goldman Sachs Group, Inc. (The)	3,628	913,748
Interactive Brokers Group, Inc., Class A	2,779	186,860
Intercontinental Exchange, Inc.	11,367	824,335
Invesco Ltd.	9,419	301,502
Janus Henderson Group PLC	3,343	110,620
Lazard Ltd., Class A	1,209	63,545
Legg Mason, Inc.	1,900	77,235
LPL Financial Holdings, Inc.	2,967	181,195
MarketAxess Holdings, Inc.	1,300	282,672
Moelis & Co., Class A	1,315	66,868
Moody's Corp.	5,070	817,791
Morgan Stanley	23,701	1,278,906
Morningstar, Inc.	700	66,864
MSCI, Inc., Class A	3,889	581,289
Nasdaq, Inc.	2,219	191,322
Northern Trust Corp.	4,208	433,971
Raymond James Financial, Inc.	2,130	190,443
S&P Global, Inc.	11,733	2,241,707
SEI Investments Co.	4,110	307,880
State Street Corp.	3,728	371,793
Stifel Financial Corp.	1,686	99,862
T. Rowe Price Group, Inc.	10,102	1,090,713
TD Ameritrade Holding Corp.	4,481	265,409
		17,848,473
Chemicals — 2.2%
Air Products & Chemicals, Inc.	3,849	612,106
Albemarle Corp.	1,113	103,220
Ashland Global Holdings, Inc.	1,329	92,751
Axalta Coating Systems Ltd. *	6,803	205,383
Balchem Corp.	893	73,003
Cabot Corp.	1,800	100,296
Celanese Corp., Series A	3,818	382,602
CF Industries Holdings, Inc.	3,802	143,449
Chemours Co. (The)	6,313	307,506
DowDuPont, Inc.	23,528	1,498,969
Eastman Chemical Co.	6,348	670,222
Ecolab, Inc.	8,765	1,201,419
FMC Corp.	2,449	187,520
GCP Applied Technologies, Inc. *	2,293	66,612
H.B. Fuller Co.	1,077	53,559
Huntsman Corp.	8,447	247,075
Ingevity Corp. *	1,630	120,115
International Flavors & Fragrances, Inc.	2,395	327,899
LyondellBasell Industries NV, Class A	16,269	1,719,308
Minerals Technologies, Inc.	1,316	88,106
Monsanto Co.	19,039	2,221,661
Mosaic Co. (The)	4,575	111,081
NewMarket Corp.	462	185,576
Olin Corp.	3,768	114,510
Platform Specialty Products Corp. *	1,155	11,123
PolyOne Corp.	2,800	119,056
PPG Industries, Inc.	10,110	1,128,276
Praxair, Inc.	14,061	2,029,002
Quaker Chemical Corp.	100	14,813
RPM International, Inc.	4,528	215,850
Scotts Miracle-Gro Co. (The) @	2,064	176,988
Sensient Technologies Corp.	1,000	70,580
Sherwin Williams Co. (The)	3,887	1,524,170
Trinseo SA	1,665	123,293
Tronox Ltd., Class A	3,326	61,331
Valvoline, Inc.	6,562	145,217
W.R. Grace & Co.	2,716	166,301
Westlake Chemical Corp.	1,143	127,044
		16,746,992
Commercial Banks — 3.6%
Associated Banc-Corp.	2,802	69,630
BancorpSouth Bank	2,260	71,868
Bank of America Corp.	105,201	3,154,978
Bank of Hawaii Corp.	1,300	108,030
Bank of the Ozarks, Inc.	3,146	151,857
BankUnited, Inc.	2,500	99,950
BB&T Corp.	5,935	308,857
BOK Financial Corp.	536	53,059
Cathay General Bancorp	1,543	61,689
Chemical Financial Corp.	1,945	106,353
CIT Group, Inc.	2,584	133,076
Citigroup, Inc.	25,532	1,723,410
Citizens Financial Group, Inc.	2,213	92,902
Columbia Banking System, Inc.	2,822	118,383
Comerica, Inc.	1,157	110,991
Commerce Bancshares, Inc.	2,536	151,932
Community Bank System, Inc.	1,228	65,772
Cullen/Frost Bankers, Inc.	998	105,858
CVB Financial Corp.	2,712	61,400
Eagle Bancorp, Inc. *	1,253	74,992
East West Bancorp, Inc.	2,883	180,303
FCB Financial Holdings, Inc., Class A *	1,301	66,481
Fifth Third Bancorp	15,975	507,206
First Citizens Bancshares, Inc., Class A	212	87,607
First Financial Bankshares, Inc. @	1,547	71,626
First Horizon National Corp.	6,040	113,733
First Interstate Bancsystem, Inc.	976	38,601
First Merchants Corp.	1,166	48,622
First Midwest Bancorp, Inc.	2,635	64,795
First Republic Bank	824	76,311
FNB Corp.	6,700	90,115
Fulton Financial Corp.	5,467	97,039
Glacier Bancorp, Inc.	1,416	54,346
Great Western Bancorp, Inc.	1,288	51,868
Hancock Holding Co.	1,262	65,245

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Hilltop Holdings, Inc.	2,327	$54,591
Home Bancshares, Inc.	4,877	111,244
Hope Bancorp, Inc.	5,717	103,992
Huntington Bancshares, Inc.	7,349	110,970
Iberiabank Corp.	1,148	89,544
International Bancshares Corp.	1,350	52,515
Investors Bancorp, Inc.	5,282	72,046
JPMorgan Chase & Co.	72,295	7,950,281
KeyCorp	7,387	144,416
LegacyTexas Financial Group, Inc.	399	17,085
M&T Bank Corp.	900	165,924
MB Financial, Inc.	1,600	64,768
Old National Bancorp	2,800	47,320
PacWest Bancorp	2,694	133,434
People's United Financial, Inc.	3,653	68,165
Pinnacle Financial Partners, Inc.	1,110	71,262
PNC Financial Services Group, Inc. (The)	6,531	987,748
Popular, Inc.	2,182	90,815
Prosperity Bancshares, Inc.	1,226	89,044
Regions Financial Corp.	8,780	163,132
Renasant Corp.	616	26,217
ServisFirst Bancshares, Inc.	434	17,716
Signature Bank *	645	91,558
Simmons First National Corp., Class A	1,200	34,140
South State Corp.	799	68,155
Sterling Bancorp	4,073	91,846
SunTrust Banks, Inc.	3,374	229,567
SVB Financial Group *	1,071	257,051
Synovus Financial Corp.	2,289	114,313
TCF Financial Corp.	4,700	107,207
Texas Capital Bancshares, Inc. *	827	74,347
TowneBank	1,119	32,003
Trustmark Corp.	1,900	59,204
UMB Financial Corp.	900	65,151
Umpqua Holdings Corp.	3,100	66,371
Union Bankshares Corp.	300	11,013
United Bankshares, Inc. @	2,162	76,211
United Community Banks, Inc.	860	27,219
US Bancorp	29,949	1,512,425
Valley National Bancorp	5,707	71,109
Webster Financial Corp.	1,771	98,113
Wells Fargo & Co.	90,672	4,752,120
Western Alliance Bancorp *	2,242	130,283
Wintrust Financial Corp.	1,701	146,371
Zions Bancorp	2,092	110,311
		27,297,202
Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	1,525	51,057
Brady Corp., Class A	1,200	44,580
Brink's Co. (The)	1,830	130,571
Cimpress NV *	1,180	182,546
Cintas Corp.	3,459	590,036
Clean Harbors, Inc. *	1,735	84,685
Copart, Inc. *	8,342	424,858
Covanta Holding Corp. @	3,570	51,765
Deluxe Corp.	2,000	148,020
Healthcare Services Group, Inc.	2,553	111,005
Herman Miller, Inc.	2,059	65,785
KAR Auction Services, Inc.	5,425	294,035
MSA Safety, Inc.	1,100	91,564
Pitney Bowes, Inc.	5,807	63,238
Republic Services, Inc.	7,222	478,313
Rollins, Inc.	4,221	215,398
Stericycle, Inc. *	1,544	90,370
Tetra Tech, Inc.	1,092	53,453
UniFirst Corp.	477	77,107
Waste Management, Inc.	20,670	1,738,761
		4,987,147
Communications Equipment — 0.9%
Arista Networks, Inc. *	1,315	335,720
ARRIS International PLC *	4,019	106,785
Ciena Corp. *	2,569	66,537
Cisco Systems, Inc.	101,185	4,339,825
CommScope Holding Co., Inc. *	7,058	282,108
EchoStar Corp., Class A *	1,040	54,881
F5 Networks, Inc. *	2,445	353,571
Finisar Corp. *@	2,900	45,849
InterDigital, Inc.	1,372	100,979
Juniper Networks, Inc.	4,904	119,314
Lumentum Holdings, Inc. *@	759	48,424
Motorola Solutions, Inc.	4,755	500,701
NETGEAR, Inc. *	426	24,367
NetScout Systems, Inc. *	2,150	56,653
Palo Alto Networks, Inc. *	601	109,094
Plantronics, Inc.	1,300	78,481
Ubiquiti Networks, Inc. *@	932	64,122
Viasat, Inc. *@	1,131	74,329
Viavi Solutions, Inc. *	5,100	49,572
		6,811,312
Computers & Peripherals — 4.7%
Apple, Inc.	193,269	32,426,673
Hewlett Packard Enterprise Co.	15,689	275,185
HP, Inc.	47,958	1,051,239
NCR Corp. *	4,927	155,299
NetApp, Inc.	7,606	469,214
Seagate Technology PLC	14,030	821,036
Western Digital Corp.	5,725	528,246
Xerox Corp.	4,155	119,581
		35,846,473
Construction & Engineering — 0.1%
AECOM *	2,700	96,201
Chicago Bridge & Iron Co. NV	2,347	33,797
Dycom Industries, Inc. *@	1,788	192,442
EMCOR Group, Inc.	1,700	132,481
Fluor Corp.	2,554	146,140
Granite Construction, Inc.	871	48,654
Jacobs Engineering Group, Inc.	1,761	104,163
KBR, Inc.	2,987	48,360
MasTec, Inc. *	2,200	103,510
Quanta Services, Inc. *	3,524	121,049
Valmont Industries, Inc.	432	63,202
		1,089,999
Construction Materials — 0.1%
Eagle Materials, Inc.	1,471	151,587
Martin Marietta Materials, Inc.	988	204,812
Summit Materials, Inc., Class A *	1,216	36,821
Vulcan Materials Co.	2,484	283,598
		676,818
Consumer Finance — 0.8%
Ally Financial, Inc.	12,704	344,914
American Express Co.	30,084	2,806,235
Capital One Financial Corp.	7,451	713,955
Credit Acceptance Corp. *@	284	93,836
Discover Financial Services	13,557	975,155
FirstCash, Inc.	1,400	113,750
Green Dot Corp., Class A *	628	40,292
Navient Corp.	7,353	96,471
See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Consumer Finance (Continued)
Nelnet, Inc., Class A	156	$8,176
OneMain Holdings, Inc. *	2,157	64,581
Santander Consumer USA Holdings, Inc.	3,992	65,070
SLM Corp. *	15,724	176,266
Synchrony Financial	17,679	592,777
		6,091,478
Containers & Packaging — 0.5%
AptarGroup, Inc.	2,021	181,546
Avery Dennison Corp.	4,556	484,075
Ball Corp.	6,686	265,501
Bemis Co., Inc.	3,733	162,460
Berry Plastics Group, Inc. *	4,752	260,457
Crown Holdings, Inc. *	6,068	307,951
Graphic Packaging Holding Co.	13,226	203,019
Greif, Inc., Class A	1,000	52,250
International Paper Co.	14,091	752,882
Owens-Illinois, Inc. *	6,988	151,360
Packaging Corp. of America	4,365	491,936
Sealed Air Corp.	6,267	268,165
Silgan Holdings, Inc.	3,936	109,618
Sonoco Products Co.	3,106	150,641
WestRock Co.	2,625	168,446
		4,010,307
Distributors — 0.1%
Genuine Parts Co.	5,605	503,553
LKQ Corp. *	9,191	348,798
Pool Corp.	1,885	275,625
		1,127,976
Diversified Consumer Services — 0.2%
Adtalem Global Education, Inc. *	1,600	76,080
Bright Horizons Family Solutions, Inc. *	1,729	172,416
Graham Holdings Co., Class B	100	60,225
Grand Canyon Education, Inc. *	1,784	187,177
H&R Block, Inc.	6,927	176,015
Service Corp. International	9,025	340,603
ServiceMaster Global Holdings, Inc. *	6,209	315,728
Sotheby's *	622	31,915
Weight Watchers International, Inc. *	608	38,742
		1,398,901
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B *	29,673	5,919,170
Cannae Holdings, Inc. *	2,320	43,755
Leucadia National Corp.	3,526	80,146
Voya Financial, Inc.	2,876	145,238
		6,188,309
Diversified Telecommunication Services — 2.2%
AT&T, Inc.	197,789	7,051,178
CenturyLink, Inc.	28,305	465,051
Cogent Communications Holdings, Inc.	1,228	53,295
Verizon Communications, Inc.	193,995	9,276,841
Vonage Holdings Corp. *	2,009	21,396
Zayo Group Holdings, Inc. *	6,218	212,407
		17,080,168
Electric Utilities — 1.6%
Allete, Inc.	2,070	149,558
Alliant Energy Corp.	6,292	257,091
American Electric Power Co., Inc.	11,742	805,384
Avangrid, Inc. @	1,433	73,255
Duke Energy Corp.	16,530	1,280,579
Edison International	9,834	626,032
El Paso Electric Co.	1,200	61,200
Entergy Corp.	4,037	318,035
Eversource Energy	6,803	400,833
Exelon Corp.	29,315	1,143,578
FirstEnergy Corp.	12,570	427,506
Great Plains Energy, Inc.	5,580	177,388
Hawaiian Electric Industries, Inc.	3,245	111,563
IDACORP, Inc.	1,546	136,465
MGE Energy, Inc.	573	32,145
NextEra Energy, Inc.	13,982	2,283,680
OGE Energy Corp.	4,263	139,699
PG&E Corp.	13,322	585,236
Pinnacle West Capital Corp.	3,190	254,562
PNM Resources, Inc.	2,600	99,450
Portland General Electric Co.	2,100	85,071
PPL Corp.	19,020	538,076
Southern Co. (The)	25,224	1,126,504
Westar Energy, Inc.	4,860	255,587
Xcel Energy, Inc.	15,130	688,112
		12,056,589
Electrical Equipment — 0.6%
Acuity Brands, Inc. @	1,379	191,943
AMETEK, Inc.	4,199	318,998
Eaton Corp. PLC	9,125	729,179
Emerson Electric Co.	19,728	1,347,422
EnerSys	1,200	83,244
Generac Holdings, Inc. *	2,200	101,002
Hubbell, Inc.	1,588	193,387
Regal Beloit Corp.	967	70,929
Rockwell Automation, Inc.	5,133	894,169
Sensata Technologies Holding PLC *	6,645	344,410
		4,274,683
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	11,806	1,016,851
Anixter International, Inc. *	800	60,600
Arrow Electronics, Inc. *	1,968	151,575
Avnet, Inc.	2,380	99,389
Belden, Inc.	1,299	89,553
CDW Corp.	6,754	474,874
Cognex Corp.	3,706	192,675
Coherent, Inc. *	782	146,547
Corning, Inc.	15,148	422,326
Dolby Laboratories, Inc., Class A	1,282	81,484
Flex Ltd. *	21,283	347,551
FLIR Systems, Inc.	3,073	153,681
II-VI, Inc. *	908	37,137
IPG Photonics Corp. *	990	231,046
Itron, Inc. *	545	38,995
Jabil, Inc.	5,400	155,142
Keysight Technologies, Inc. *	3,815	199,868
Littelfuse, Inc.	580	120,744
National Instruments Corp.	1,675	84,705
OSI Systems, Inc. *	572	37,334
Plexus Corp. *	900	53,757
Rogers Corp. *	268	32,037
Sanmina Corp. *	1,400	36,610
SYNNEX Corp.	735	87,024
TE Connectivity Ltd.	11,219	1,120,778
Tech Data Corp. *	763	64,954
Trimble, Inc. *	3,825	137,241

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
Universal Display Corp. @	786	$79,386
VeriFone Systems, Inc. *	2,891	44,464
Vishay Intertechnology, Inc.	4,130	76,818
Zebra Technologies Corp., Class A *	2,214	308,167
		6,183,313
Energy Equipment & Services — 0.3%
Baker Hughes a GE Co.	4,045	112,330
Core Laboratories NV	2,191	237,110
Diamond Offshore Drilling, Inc. *@	1,386	20,319
Dril-Quip, Inc. *	900	40,320
Ensco PLC @	7,433	32,631
Halliburton Co.	9,600	450,624
Helmerich & Payne, Inc.	2,451	163,139
McDermott International, Inc. *@	6,400	38,976
Nabors Industries Ltd. @	8,800	61,512
National Oilwell Varco, Inc.	3,420	125,890
Oceaneering International, Inc.	2,700	50,058
Patterson-UTI Energy, Inc.	4,300	75,293
RPC, Inc. @	1,205	21,726
Schlumberger Ltd.	12,548	812,859
SEACOR Marine Holdings, Inc. *	502	9,548
TechnipFMC PLC	3,165	93,209
Transocean Ltd. *@	10,878	107,692
U.S. Silica Holdings, Inc. @	1,940	49,509
		2,502,745
Food & Staples Retailing — 1.9%
Casey's General Stores, Inc.	1,701	186,719
Costco Wholesale Corp.	17,244	3,249,287
CVS Health Corp.	31,968	1,988,729
Kroger Co. (The)	41,913	1,003,397
Performance Food Group Co. *	1,098	32,775
PriceSmart, Inc. @	600	50,130
Rite Aid Corp. *@	44,924	75,472
Sprouts Farmers Market, Inc. *	4,416	103,644
SUPERVALU, Inc. *@	800	12,184
Sysco Corp.	21,676	1,299,693
United Natural Foods, Inc. *	1,400	60,116
US Foods Holding Corp. *	3,339	109,419
Walgreens Boots Alliance, Inc.	15,599	1,021,267
Walmart, Inc.	60,220	5,357,773
		14,550,605
Food Products — 1.0%
Archer-Daniels-Midland Co.	3,267	141,690
B&G Foods, Inc. @	2,370	56,169
Blue Buffalo Pet Products, Inc. *	4,874	194,034
Bunge Ltd.	1,194	88,284
Cal-Maine Foods, Inc. *	389	16,999
Campbell Soup Co. @	8,657	374,935
ConAgra Brands, Inc.	6,911	254,878
Darling Ingredients, Inc. *	3,710	64,183
Flowers Foods, Inc.	5,407	118,197
Fresh Del Monte Produce, Inc.	1,100	49,764
General Mills, Inc.	24,938	1,123,706
Hain Celestial Group, Inc. (The) *@	2,595	83,222
Hershey Co. (The)	6,749	667,881
Hormel Foods Corp. @	9,190	315,401
Ingredion, Inc.	2,464	317,659
J&J Snack Foods Corp.	457	62,408
J.M. Smucker Co. (The)	2,349	291,300
Kellogg Co.	11,146	724,601
Kraft Heinz Co. (The)	5,673	353,371
Lamb Weston Holdings, Inc.	4,692	273,168
Lancaster Colony Corp.	722	88,907
McCormick & Co., Inc.	3,658	389,175
Mondelez International, Inc., Class A	13,150	548,750
Pilgrim's Pride Corp. *	1,700	41,837
Pinnacle Foods, Inc.	2,322	125,620
Post Holdings, Inc. *	1,937	146,747
Sanderson Farms, Inc.	839	99,858
Tootsie Roll Industries, Inc. @	359	10,586
TreeHouse Foods, Inc. *	916	35,055
Tyson Foods, Inc., Class A	8,773	642,096
		7,700,481
Gas Utilities — 0.1%
Atmos Energy Corp.	2,360	198,806
National Fuel Gas Co.	2,513	129,294
New Jersey Resources Corp.	2,300	92,230
ONE Gas, Inc.	953	62,917
South Jersey Industries, Inc. @	1,600	45,056
Southwest Gas Corp.	1,343	90,827
Spire, Inc.	1,631	117,921
UGI Corp.	5,299	235,382
WGL Holdings, Inc.	1,400	117,110
		1,089,543
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	16,569	992,815
ABIOMED, Inc. *	957	278,477
Align Technology, Inc. *	2,300	577,599
Baxter International, Inc.	9,285	603,896
Becton Dickinson & Co.	3,872	839,062
Boston Scientific Corp. *	25,139	686,798
Cantel Medical Corp.	1,074	119,654
Cooper Companies, Inc. (The)	939	214,853
Danaher Corp.	5,495	538,015
Dentsply Sirona, Inc.	3,002	151,031
DexCom, Inc. *@	1,183	87,731
Edwards Lifesciences Corp. *	6,374	889,301
Globus Medical, Inc., Class A *	1,500	74,730
Haemonetics Corp. *	1,000	73,160
Halyard Health, Inc. *	1,856	85,524
Hill-Rom Holdings, Inc.	2,124	184,788
Hologic, Inc. *	8,011	299,291
ICU Medical, Inc. *	98	24,735
Idexx Laboratories, Inc. *	2,754	527,088
Inogen, Inc. *	301	36,975
Insulet Corp. *	901	78,099
Integra LifeSciences Holdings Corp. *@	1,168	64,637
Intuitive Surgical, Inc. *	2,428	1,002,351
LivaNova PLC *	1,115	98,678
Masimo Corp. *	1,500	131,925
Medtronic PLC	12,582	1,009,328
Neogen Corp. *	222	14,872
NuVasive, Inc. *	1,369	71,476
ResMed, Inc.	4,096	403,333
STERIS PLC	722	67,406
Stryker Corp.	9,773	1,572,671
Teleflex, Inc.	764	194,805
Varian Medical Systems, Inc. *	2,725	334,221
West Pharmaceutical Services, Inc.	1,077	95,088
Zimmer Biomet Holdings, Inc.	1,997	217,753
		12,642,166
Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc. *@	1,916	75,069
Aetna, Inc.	7,150	1,208,350
Amedisys, Inc. *	278	16,775

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
AmerisourceBergen Corp.	6,392	$551,054
AMN Healthcare Services, Inc. *	1,300	73,775
Anthem, Inc.	5,792	1,272,502
Cardinal Health, Inc.	10,887	682,397
Centene Corp. *	3,639	388,900
Chemed Corp.	623	169,992
CIGNA Corp.	7,444	1,248,657
DaVita, Inc. *	5,848	385,617
Diplomat Pharmacy, Inc. *	170	3,426
Encompass Health Corp.	3,958	226,279
Envision Healthcare Corp. *	2,293	88,120
Express Scripts Holding Co. *	23,331	1,611,705
HCA Holdings, Inc.	9,284	900,548
HealthEquity, Inc. *	1,189	71,982
Henry Schein, Inc. *	4,568	307,015
Humana, Inc.	3,511	943,862
Laboratory Corp. of America Holdings *	2,802	453,224
Magellan Health, Inc. *	708	75,827
McKesson Corp.	6,784	955,662
Mednax, Inc. *	2,600	144,638
Molina Healthcare, Inc. *@	1,439	116,818
Patterson Cos., Inc. @	2,215	49,239
Premier, Inc., Class A *@	1,155	36,163
Quest Diagnostics, Inc.	4,438	445,131
Select Medical Holdings Corp. *	2,804	48,369
Tenet Healthcare Corp. *@	4,329	104,978
UnitedHealth Group, Inc.	29,475	6,307,650
Universal Health Services, Inc., Class B	2,755	326,220
WellCare Health Plans, Inc. *	1,305	252,687
		19,542,631
Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc. *	5,500	67,925
athenahealth, Inc. *	1,077	154,043
Cerner Corp. *	9,214	534,412
Cotiviti Holdings, Inc. *	1,217	41,913
Medidata Solutions, Inc. *	618	38,817
Veeva Systems, Inc., Class A *	1,900	138,738
		975,848
Hotels, Restaurants & Leisure — 2.3%
Aramark	9,125	360,985
Bloomin' Brands, Inc.	5,602	136,017
Carnival Corp.	6,226	408,301
Cheesecake Factory, Inc. (The) @	1,877	90,509
Chipotle Mexican Grill, Inc. *@	475	153,477
Choice Hotels International, Inc.	1,000	80,150
Cracker Barrel Old Country Store, Inc. @	1,060	168,752
Darden Restaurants, Inc.	3,965	338,016
Dave & Buster's Entertainment, Inc. *	1,491	62,234
Domino's Pizza, Inc.	1,295	302,460
Dunkin' Brands Group, Inc. @	2,994	178,712
Extended Stay America, Inc.	3,350	66,230
Hilton Grand Vacations, Inc. *	3,233	139,084
Hilton Worldwide Holdings, Inc.	8,416	662,844
Hyatt Hotels Corp., Class A	300	22,878
ILG, Inc.	3,339	103,876
International Game Technology PLC	1,437	38,411
Jack in the Box, Inc.	752	64,168
La Quinta Holdings, Inc. *	615	11,630
Las Vegas Sands Corp.	17,765	1,277,304
Marriott International, Inc., Class A	11,320	1,539,294
Marriott Vacations Worldwide Corp.	675	89,910
McDonald's Corp.	23,524	3,678,683
MGM Resorts International	9,774	342,285
Norwegian Cruise Line Holdings Ltd. *	4,996	264,638
Papa John's International, Inc. @	761	43,605
Planet Fitness, Inc. Class A *	2,043	77,164
Red Rock Resorts, Inc., Class A	2,662	77,943
Royal Caribbean Cruises Ltd.	3,090	363,817
Scientific Games Corp., Class A *	1,200	49,920
Six Flags Entertainment Corp.	2,452	152,662
Starbucks Corp.	62,921	3,642,497
Texas Roadhouse, Inc.	1,857	107,297
Vail Resorts, Inc.	1,332	295,304
Wendy's Co. (The)	7,777	136,486
Wyndham Worldwide Corp.	4,574	523,403
Wynn Resorts Ltd.	2,638	481,066
Yum! Brands, Inc.	9,738	828,996
		17,361,008
Household Durables — 0.4%
DR Horton, Inc.	7,540	330,554
Garmin Ltd. @	2,389	140,784
Helen of Troy Ltd. *	818	71,166
Installed Building Products, Inc. *	422	25,341
iRobot Corp. *@	145	9,308
KB Home	2,554	72,661
Leggett & Platt, Inc.	4,900	217,364
Lennar Corp., Class A	3,574	210,652
Lennar Corp.,B Shares	72	3,434
Meritage Homes Corp. *	900	40,725
Mohawk Industries, Inc. *	1,266	293,990
Newell Brands, Inc.	4,648	118,431
NVR, Inc. *	159	445,200
PulteGroup, Inc.	5,100	150,399
Taylor Morrison Home Corp., Class A *	1,307	30,427
Tempur Sealy International, Inc. *@	1,941	87,908
Toll Brothers, Inc.	1,650	71,362
TopBuild Corp. *	1,180	90,294
TRI Pointe Group, Inc. *	854	14,031
Tupperware Brands Corp.	2,245	108,613
Whirlpool Corp.	2,639	404,057
		2,936,701
Household Products — 1.4%
Church & Dwight Co., Inc.	9,755	491,262
Clorox Co. (The)	5,655	752,737
Colgate-Palmolive Co.	24,981	1,790,638
Energizer Holdings, Inc. @	2,587	154,133
HRG Group, Inc. *	3,569	58,853
Kimberly-Clark Corp.	12,102	1,332,793
Procter & Gamble Co. (The)	77,867	6,173,296
Spectrum Brands Holdings, Inc. @	817	84,723
		10,838,435
Independent Power Producers & Energy Traders — 0.1%
AES Corp.	23,347	265,455
Dynegy, Inc. *	1,700	22,984
NRG Energy, Inc.	13,150	401,470
NRG Yield, Inc., Class A	475	7,809
NRG Yield, Inc., Class C	475	8,075
Ormat Technologies, Inc.	441	24,864
Pattern Energy Group, Inc. @	560	9,682
Vistra Energy Corp. *	2,607	54,304
		794,643

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Industrial Conglomerates — 1.6%
3M Co.	28,438	$6,242,710
Carlisle Cos., Inc.	1,573	164,237
General Electric Co.	84,202	1,135,043
Honeywell International, Inc.	28,340	4,095,413
Roper Technologies, Inc.	1,844	517,592
		12,154,995
Insurance — 1.7%
Aflac, Inc.	16,518	722,828
Alleghany Corp.	225	138,249
Allstate Corp. (The)	6,281	595,439
American Equity Investment Life Holding Co.	3,500	102,760
American Financial Group, Inc.	953	106,946
American International Group, Inc.	8,541	464,801
American National Insurance Co.	117	13,684
AmTrust Financial Services, Inc. @	2,204	27,131
Aon PLC	7,576	1,063,140
Arch Capital Group Ltd. *	1,216	104,077
Argo Group International Holdings Ltd.	304	17,450
Arthur J. Gallagher & Co.	3,802	261,311
Aspen Insurance Holdings Ltd.	1,050	47,093
Assurant, Inc.	1,143	104,482
Assured Guaranty Ltd.	2,429	87,930
Axis Capital Holdings Ltd.	1,600	92,112
Brighthouse Financial, Inc. *	1,815	93,291
Brown & Brown, Inc.	3,748	95,349
Chubb Ltd.	4,017	549,405
Cincinnati Financial Corp.	1,756	130,401
CNO Financial Group, Inc.	5,300	114,851
Enstar Group Ltd. *	300	63,075
Erie Indemnity Co., Class A	830	97,641
Everest Re Group Ltd.	328	84,237
First American Financial Corp.	3,390	198,925
FNF Group	3,562	142,551
Genworth Financial, Inc., Class A *	12,668	35,850
Hanover Insurance Group, Inc. (The)	1,146	135,102
Hartford Financial Services Group, Inc.	4,510	232,355
Kemper Corp.	1,200	68,400
Lincoln National Corp.	1,140	83,288
Loews Corp.	2,937	146,057
Markel Corp. *	100	117,025
Marsh & McLennan Cos., Inc.	20,780	1,716,220
MBIA, Inc. *@	3,900	36,114
Mercury General Corp.	800	36,696
MetLife, Inc.	7,518	345,001
National General Holdings Corp.	1,173	28,516
Old Republic International Corp.	4,100	87,945
Primerica, Inc.	1,400	135,240
Principal Financial Group, Inc.	6,204	377,886
ProAssurance Corp.	1,193	57,920
Progressive Corp. (The)	12,082	736,156
Prudential Financial, Inc.	3,369	348,860
Reinsurance Group of America, Inc.	777	119,658
RenaissanceRe Holdings Ltd.	669	92,663
RLI Corp.	1,000	63,390
Selective Insurance Group, Inc.	1,695	102,887
Torchmark Corp.	641	53,953
Travelers Companies, Inc. (The)	9,080	1,260,849
Unum Group	2,795	133,070
Validus Holdings Ltd.	1,760	118,712
White Mountains Insurance Group Ltd.	84	69,092
Willis Towers Watson PLC	925	140,776
WR Berkley Corp.	2,350	170,845
XL Group Ltd.	1,736	95,931
		12,665,616
Internet & Catalog Retail — 4.5%
Amazon.com, Inc. *	19,551	28,296,944
Booking Holdings, Inc. *	1,342	2,791,883
Expedia Group, Inc.	2,480	273,817
Groupon, Inc. *@	10,075	43,726
Liberty Expedia Holdings, Inc., Class A *	1,430	56,170
Liberty Interactive Corp. QVC Group, Class A *	13,550	341,054
Netflix, Inc. *	9,485	2,801,395
Shutterfly, Inc. *	562	45,663
TripAdvisor, Inc. *	2,215	90,571
		34,741,223
Internet Software & Services — 3.6%
2U, Inc. *	118	9,915
Akamai Technologies, Inc. *	3,829	271,782
Alphabet, Inc., Class A *	5,868	6,085,937
Alphabet, Inc., Class C *	6,139	6,334,159
Cars.com, Inc. *	2,311	65,471
eBay, Inc. *	30,473	1,226,233
Envestnet, Inc. *	90	5,157
Facebook, Inc., Class A *	72,830	11,637,506
GoDaddy, Inc., Class A *	4,305	264,413
GrubHub, Inc. *@	800	81,176
GTT Communications, Inc. *@	718	40,711
IAC/InterActiveCorp *	1,298	202,981
j2 Global, Inc.	1,413	111,514
LogMeIn, Inc.	1,043	120,519
Match Group, Inc. *@	1,404	62,394
Stamps.com, Inc. *	493	99,118
Twitter, Inc. *	8,301	240,812
VeriSign, Inc. *@	2,830	335,525
Zillow Group, Inc., Class A *	436	23,544
Zillow Group, Inc., Class C *@	1,159	62,354
		27,281,221
IT Services — 5.6%
Accenture PLC, Class A	28,710	4,406,985
Acxiom Corp. *	2,292	52,051
Alliance Data Systems Corp.	2,466	524,913
Amdocs Ltd.	2,698	180,011
Automatic Data Processing, Inc.	20,025	2,272,437
Black Knight, Inc. *	1,728	81,389
Blackhawk Network Holdings, Inc. *	1,743	77,912
Booz Allen Hamilton Holding Corp.	6,462	250,209
Broadridge Financial Solutions, Inc.	5,758	631,595
CACI International, Inc., Class A *	756	114,421
Cognizant Technology Solutions Corp., Class A	11,445	921,322
Conduent, Inc. *	6,416	119,594
Convergys Corp.	3,200	72,384
CoreLogic, Inc. *	2,907	131,484
CSRA, Inc.	7,110	293,145
DST Systems, Inc.	2,120	177,338
DXC Technology Co.	5,671	570,106
EPAM Systems, Inc. *	1,205	137,997
Euronet Worldwide, Inc. *	1,435	113,250
ExlService Holdings, Inc. *	1,356	75,624
Fidelity National Information Services, Inc.	8,242	793,705
First Data Corp., Class A *	2,811	44,976
Fiserv, Inc. *	18,800	1,340,628
FleetCor Technologies, Inc. *	2,576	521,640
Gartner, Inc., Class A *	2,270	266,997
Genpact Ltd.	4,492	143,699

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
IT Services (Continued)
Global Payments, Inc.	2,649	$295,416
International Business Machines Corp.	40,357	6,191,974
Jack Henry & Associates, Inc.	3,100	374,945
Leidos Holdings, Inc.	1,886	123,344
Mantech International Corp., Class A	400	22,188
MasterCard, Inc., Class A	45,592	7,985,895
MAXIMUS, Inc.	3,001	200,287
Paychex, Inc.	14,712	906,112
PayPal Holdings, Inc. *	25,887	1,964,047
Sabre Corp.	8,718	187,001
Science Applications International Corp.	1,571	123,795
Square, Inc., Class A *	3,167	155,816
Syntel, Inc. *	1,200	30,636
Teradata Corp. *	3,627	143,883
Total System Services, Inc.	5,935	511,953
Visa, Inc., Class A	70,380	8,418,856
Western Union Co. (The)	21,133	406,388
WEX, Inc. *	1,026	160,692
Worldpay, Inc. *	4,180	343,763
		42,862,803
Leisure Equipment & Products — 0.1%
Brunswick Corp.	2,766	164,273
Hasbro, Inc.	4,346	366,368
Mattel, Inc. @	8,102	106,541
Polaris Industries, Inc.	2,893	331,306
		968,488
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	5,470	365,943
Bio-Rad Laboratories, Inc., Class A *	308	77,025
Bio-Techne Corp.	800	120,832
Bruker Corp.	3,952	118,244
Charles River Laboratories International, Inc. *	1,850	197,469
Illumina, Inc. *	2,694	636,915
IQVIA Holdings, Inc. *	2,600	255,086
Mettler-Toledo International, Inc. *	1,116	641,733
PerkinElmer, Inc.	1,576	119,335
PRA Health Sciences, Inc. *	1,053	87,357
Syneos Health, Inc. *	927	32,908
Thermo Fisher Scientific, Inc.	8,195	1,691,940
Waters Corp. *	2,267	450,340
		4,795,127
Machinery — 2.2%
AGCO Corp.	1,297	84,110
Allison Transmission Holdings, Inc.	6,306	246,312
Barnes Group, Inc.	1,200	71,868
Caterpillar, Inc.	22,217	3,274,341
Colfax Corp. *	1,602	51,104
Crane Co.	1,115	103,405
Cummins, Inc.	4,895	793,431
Deere & Co.	12,239	1,900,962
Donaldson Co., Inc.	5,304	238,945
Dover Corp.	4,377	429,909
Flowserve Corp.	2,584	111,965
Fortive Corp.	7,738	599,850
Franklin Electric Co., Inc.	1,200	48,900
Graco, Inc.	8,169	373,487
Hillenbrand, Inc.	1,890	86,751
IDEX Corp.	2,054	292,716
Illinois Tool Works, Inc.	14,668	2,297,889
Ingersoll-Rand PLC	7,939	678,864
ITT, Inc.	2,181	106,825
John Bean Technologies Corp.	1,192	135,173
Kennametal, Inc.	2,100	84,336
Lincoln Electric Holdings, Inc.	1,791	161,100
Meritor, Inc. *	1,596	32,814
Middleby Corp. *@	1,500	185,685
Navistar International Corp. *	302	10,561
Nordson Corp.	2,147	292,722
Oshkosh Corp.	2,000	154,540
PACCAR, Inc.	11,883	786,298
Parker Hannifin Corp.	4,040	690,961
Pentair PLC	3,472	236,547
Proto Labs, Inc. *	473	55,601
RBC Bearings, Inc. *	421	52,288
Rexnord Corp. *	3,100	92,008
Snap-On, Inc.	1,800	265,572
SPX FLOW, Inc. *	700	34,433
Stanley Black & Decker, Inc.	2,738	419,462
Terex Corp.	2,693	100,745
Timken Co., (The)	1,644	74,966
Toro Co. (The)	4,654	290,642
Trinity Industries, Inc.	3,800	123,994
WABCO Holdings, Inc. *	2,200	294,514
Wabtec Corp. @	1,144	93,122
Watts Water Technologies, Inc., Class A	400	31,080
Welbilt, Inc. *	5,372	104,485
Woodward, Inc.	1,254	89,862
Xylem, Inc.	4,353	334,833
		17,019,978
Marine — 0.0%
Kirby Corp. *	1,520	116,964
Media — 3.0%
AMC Networks, Inc., Class A *	2,046	105,778
Cable One, Inc.	211	144,980
CBS Corp., Class A	1,116	57,675
CBS Corp., Class B	15,429	792,896
Charter Communications, Inc., Class A *	5,761	1,792,939
Cinemark Holdings, Inc. @	4,417	166,388
Comcast Corp., Class A	166,032	5,673,314
Discovery Communications, Inc., Class A *@	5,911	126,673
Discovery Communications, Inc., Class C *	6,303	123,035
DISH Network Corp., Class A *	9,582	363,062
GCI Liberty, Inc., Class A *	1,244	65,758
Interpublic Group of Cos., Inc. (The)	14,910	343,377
John Wiley & Sons, Inc., Class A	1,300	82,810
Liberty Braves Group, Class A *@	126	2,864
Liberty Braves Group, Class C *	117	2,670
Liberty Broadband Corp., Class A *	315	26,712
Liberty Broadband Corp., Class C *	1,005	86,119
Liberty Media Corp-Liberty Formula One, Class A *@	315	9,226
Liberty Media Corp-Liberty Formula One, Class C *@	294	9,070
Liberty SiriusXM Group, Class A *	1,263	51,909
Liberty SiriusXM Group, Class C *	1,178	48,121
Lions Gate Entertainment Corp., Class A	632	16,325
Lions Gate Entertainment Corp., Class B	902	21,720
Live Nation Entertainment, Inc. *	5,674	239,102
Madison Square Garden Co. (The), Class A *	447	109,873

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Media (Continued)
Meredith Corp. @	900	$48,420
New York Times Co. (The), Class A	701	16,894
News Corp., Class A	4,798	75,808
News Corp., Class B	1,525	24,553
Nexstar Media Group, Inc. @	900	59,850
Omnicom Group, Inc.	10,945	795,373
Sinclair Broadcast Group, Inc., Class A @	2,200	68,860
Sirius XM Holdings, Inc. @	52,300	326,352
TEGNA, Inc.	6,935	78,990
Time Warner, Inc.	24,747	2,340,571
Twenty-First Century Fox, Inc., Class A	41,745	1,531,624
Twenty-First Century Fox, Inc., Class B	17,373	631,856
Viacom, Inc., Class A @	294	11,642
Viacom, Inc., Class B	11,153	346,412
Walt Disney Co. (The)	59,466	5,972,765
		22,792,366
Metals & Mining — 0.4%
Alcoa Corp. *	5,061	227,542
Allegheny Technologies, Inc. *@	3,100	73,408
Carpenter Technology Corp.	1,500	66,180
Cleveland-Cliffs, Inc. *@	5,003	34,771
Commercial Metals Co.	3,500	71,610
Compass Minerals International, Inc. @	1,484	89,485
Freeport-McMoRan, Inc. *	61,637	1,082,962
Newmont Mining Corp.	2,347	91,697
Nucor Corp.	7,163	437,588
Reliance Steel & Aluminum Co.	1,390	119,179
Royal Gold, Inc.	1,115	95,745
Southern Copper Corp. @	2,789	151,108
Steel Dynamics, Inc.	8,092	357,828
United States Steel Corp.	4,320	152,021
Worthington Industries, Inc.	1,249	53,607
		3,104,731
Multi-Utilities — 0.8%
Ameren Corp.	6,985	395,560
Avista Corp.	1,575	80,719
Black Hills Corp. @	1,500	81,450
Centerpoint Energy, Inc.	11,464	314,113
CMS Energy Corp.	9,645	436,822
Consolidated Edison, Inc.	7,006	546,048
Dominion Resources, Inc.	19,684	1,327,292
DTE Energy Co.	4,720	492,768
MDU Resources Group, Inc.	5,125	144,320
NiSource, Inc.	7,322	175,069
NorthWestern Corp.	1,200	64,560
Public Service Enterprise Group, Inc.	11,020	553,645
SCANA Corp.	3,636	136,532
Sempra Energy	5,538	615,936
Vectren Corp.	2,300	147,016
WEC Energy Group, Inc.	7,624	478,025
		5,989,875
Multiline Retail — 0.7%
Big Lots, Inc. @	1,950	84,883
Dillard's, Inc., Class A @	915	73,511
Dollar General Corp.	11,236	1,051,128
Dollar Tree, Inc. *	8,858	840,624
Kohl's Corp. @	7,588	497,090
Macy's, Inc. @	15,108	449,312
Nordstrom, Inc.	5,825	281,988
Ollie's Bargain Outlet Holdings, Inc. *	1,239	74,712
Target Corp.	25,095	1,742,346
		5,095,594
Oil, Gas & Consumable Fuels — 2.6%
Anadarko Petroleum Corp.	11,943	721,477
Andeavor	5,037	506,521
Antero Resources Corp. *@	5,177	102,763
Apache Corp.	3,851	148,186
Cabot Oil & Gas Corp.	4,334	103,929
Callon Petroleum Co. *@	3,211	42,514
Centennial Resource Development Inc., Class A *@	2,672	49,031
Cheniere Energy Partners LP Holdings LLC	406	11,210
Cheniere Energy, Inc. *	6,794	363,139
Chevron Corp.	17,817	2,031,851
Cimarex Energy Co.	3,358	313,973
CNX Resources Corp. *	6,400	98,752
Concho Resources, Inc. *	2,870	431,447
ConocoPhillips	11,618	688,831
Continental Resources, Inc. *	2,869	169,128
CVR Energy, Inc. @	600	18,132
Delek US Holdings, Inc.	3,459	140,781
Devon Energy Corp.	6,226	197,925
Diamondback Energy, Inc. *	605	76,545
Energen Corp. *	2,586	162,556
EnLink Midstream LLC	1,100	16,115
EOG Resources, Inc.	14,017	1,475,570
EQT Corp.	5,981	284,157
Exxon Mobil Corp.	57,453	4,286,568
Hess Corp.	2,133	107,972
HollyFrontier Corp.	3,759	183,665
Kinder Morgan, Inc.	36,759	553,591
Kosmos Energy Ltd. *@	3,400	21,420
Laredo Petroleum, Inc. *	5,918	51,546
Marathon Oil Corp.	12,000	193,560
Marathon Petroleum Corp.	18,303	1,338,132
Matador Resources Co. *	1,728	51,684
Murphy Oil Corp. @	3,038	78,502
Newfield Exploration Co. *	7,469	182,393
Noble Energy, Inc.	4,158	125,987
Oasis Petroleum, Inc. *	3,512	28,447
Occidental Petroleum Corp.	14,435	937,698
ONEOK, Inc.	6,948	395,480
Parsley Energy, Inc., Class A *	3,133	90,826
PBF Energy, Inc., Class A	2,220	75,258
PDC Energy, Inc. *	1,026	50,305
Peabody Energy Corp.	2,633	96,104
Phillips 66	4,952	474,996
Pioneer Natural Resources Co.	1,324	227,437
QEP Resources, Inc. *	4,300	42,097
Range Resources Corp. @	2,234	32,482
RSP Permian, Inc. *	1,906	89,353
SemGroup Corp., Class A @	841	17,997
SM Energy Co.	2,100	37,863
Southwestern Energy Co. *	10,263	44,439
SRC Energy, Inc. *@	1,700	16,031
Targa Resources Corp.	2,196	96,624
Valero Energy Corp.	9,729	902,559
Whiting Petroleum Corp. *	3,459	117,053
Williams Cos., Inc. (The)	15,144	376,480
WPX Energy, Inc. *	8,368	123,679
		19,602,761
Paper & Forest Products — 0.0%
Domtar Corp.	2,000	85,080
KapStone Paper & Packaging Corp.	2,832	97,166
Louisiana-Pacific Corp.	3,743	107,686
		289,932

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Personal Products — 0.2%
Edgewell Personal Care Co. *	1,061	$51,798
Estee Lauder Companies, Inc. (The), Class A	9,234	1,382,515
Herbalife Ltd. *	2,930	285,587
Nu Skin Enterprises, Inc., Class A	1,688	124,422
		1,844,322
Pharmaceuticals — 3.9%
Akorn, Inc. *	3,779	70,705
Allergan PLC	3,165	532,638
Bristol-Myers Squibb Co.	45,196	2,858,647
Catalent, Inc. *	5,834	239,544
Corcept Therapeutics, Inc. *@	1,000	16,450
Eli Lilly & Co.	29,084	2,250,229
Horizon Pharma PLC *	2,542	36,096
Impax Laboratories, Inc. *	1,887	36,702
Jazz Pharmaceuticals PLC *	1,878	283,559
Johnson & Johnson	80,471	10,312,359
Merck & Co., Inc.	83,839	4,566,710
Mylan NV *	7,971	328,166
Nektar Therapeutics *	1,398	148,552
Perrigo Co. PLC	821	68,422
Pfizer, Inc.	183,764	6,521,784
Prestige Brands Holdings, Inc. *	1,608	54,222
Supernus Pharmaceuticals, Inc. *	600	27,480
Taro Pharmaceutical Industries Ltd. *	475	46,902
Zoetis, Inc.	22,005	1,837,638
		30,236,805
Professional Services — 0.4%
Asgn, Inc. *	1,277	104,561
CoStar Group, Inc. *	438	158,854
Dun & Bradstreet Corp.	1,200	140,400
Equifax, Inc.	3,810	448,856
Insperity, Inc.	1,128	78,452
Korn/Ferry International	800	41,272
Manpowergroup, Inc.	2,190	252,069
Nielsen Holdings PLC	10,130	322,033
Robert Half International, Inc.	5,675	328,526
TransUnion *	4,425	251,251
TriNet Group, Inc. *	865	40,067
Verisk Analytics, Inc., Class A *	6,676	694,304
		2,860,645
Real Estate Management & Development — 0.1%
Alexander & Baldwin, Inc.	1,806	41,773
Altisource Asset Management Corp. *	40	2,491
CBRE Group, Inc., Class A *	9,107	430,032
HFF, Inc., Class A	799	39,710
Howard Hughes Corp. (The) *	803	111,721
Jones Lang LaSalle, Inc.	1,173	204,853
Kennedy-Wilson Holdings, Inc.	1,369	23,821
Realogy Holdings Corp. @	5,446	148,567
		1,002,968
Road & Rail — 1.2%
AMERCO	336	115,954
Avis Budget Group, Inc. *@	4,512	211,342
CSX Corp.	26,289	1,464,560
Genesee & Wyoming, Inc., Class A *	1,701	120,414
JB Hunt Transport Services, Inc.	4,393	514,640
Kansas City Southern	2,591	284,621
Knight-Swift Transportation Holdings, Inc.	4,058	186,709
Landstar System, Inc.	1,847	202,524
Norfolk Southern Corp.	8,876	1,205,183
Old Dominion Freight Line, Inc.	2,371	348,466
Ryder System, Inc.	2,122	154,460
Schneider National, Inc. @	392	10,215
Union Pacific Corp.	30,668	4,122,699
Werner Enterprises, Inc.	1,200	43,800
		8,985,587
Semiconductors & Semiconductor Equipment — 4.4%
Advanced Energy Industries, Inc. *	1,413	90,291
Advanced Micro Devices, Inc. *@	4,686	47,094
Amkor Technology, Inc. *	1,137	11,518
Analog Devices, Inc.	2,539	231,379
Applied Materials, Inc.	40,297	2,240,916
Broadcom Ltd.	10,472	2,467,727
Cabot Microelectronics Corp.	836	89,544
Cavium, Inc. *	870	69,061
Cirrus Logic, Inc. *	1,900	77,197
Cree, Inc. *	3,245	130,806
Cypress Semiconductor Corp.	7,192	121,976
Entegris, Inc.	4,137	143,968
First Solar, Inc. *	2,002	142,102
Integrated Device Technology, Inc. *	3,400	103,904
Intel Corp.	148,234	7,720,027
Kla-Tencor Corp.	6,527	711,508
Lam Research Corp.	4,810	977,200
Marvell Technology Group Ltd.	4,536	95,256
Maxim Integrated Products, Inc.	10,140	610,631
Microchip Technology, Inc. @	6,823	623,349
Micron Technology, Inc. *	40,459	2,109,532
Microsemi Corp. *	2,664	172,414
MKS Instruments, Inc.	1,696	196,142
Monolithic Power Systems, Inc.	706	81,734
NVIDIA Corp.	22,802	5,280,715
ON Semiconductor Corp. *	14,830	362,742
Power Integrations, Inc.	73	4,990
Qorvo, Inc. *	1,562	110,043
QUALCOMM, Inc.	33,552	1,859,116
Semtech Corp. *	600	23,430
Silicon Laboratories, Inc. *	600	53,940
Skyworks Solutions, Inc.	7,317	733,602
SolarEdge Technologies, Inc. *	706	37,136
Teradyne, Inc.	6,144	280,842
Texas Instruments, Inc.	44,499	4,623,001
Versum Materials, Inc.	3,951	148,676
Xilinx, Inc.	7,467	539,416
		33,322,925
Software — 5.7%
ACI Worldwide, Inc. *	2,645	62,739
Activision Blizzard, Inc.	12,866	867,940
Adobe Systems, Inc. *	14,839	3,206,411
ANSYS, Inc. *	1,739	272,484
Aspen Technology, Inc. *	2,399	189,257
Atlassian Corp. PLC, Class A *	854	46,048
Autodesk, Inc. *	1,553	195,026
Blackbaud, Inc.	1,688	171,855
CA, Inc.	5,596	189,704
Cadence Design Systems, Inc. *	10,300	378,731
CDK Global, Inc.	3,619	229,227
Citrix Systems, Inc. *	5,699	528,867
Dell Technologies, Inc., Class V *	6,122	448,192
Ebix, Inc.	571	42,540

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Software (Continued)
Electronic Arts, Inc. *	8,776	$1,064,002
Ellie Mae, Inc. *@	328	30,156
Fair Isaac Corp.	1,150	194,775
FireEye, Inc. *	1,314	22,246
Fortinet, Inc. *	2,910	155,918
Guidewire Software, Inc. *	839	67,816
HubSpot, Inc. *	353	38,230
Intuit, Inc.	11,110	1,925,918
Manhattan Associates, Inc. *	3,523	147,543
Microsoft Corp.	294,435	26,873,082
Nuance Communications, Inc. *	4,400	69,300
Oracle Corp.	52,813	2,416,195
Paycom Software, Inc. *@	2,140	229,815
Pegasystems, Inc.	255	15,466
Progress Software Corp.	802	30,837
Proofpoint, Inc. *	470	53,416
PTC, Inc. *	1,937	151,105
RealPage, Inc. *@	1,381	71,122
Red Hat, Inc. *	5,521	825,445
Salesforce.com, Inc. *	5,265	612,319
ServiceNow, Inc. *	2,389	395,260
Splunk, Inc. *	1,731	170,313
SS&C Technologies Holdings, Inc.	3,681	197,449
Symantec Corp.	6,790	175,521
Synchronoss Technologies, Inc. *@	800	8,440
Synopsys, Inc. *	1,242	103,384
Tableau Software, Inc., Class A *	700	56,574
Take-Two Interactive Software, Inc. *	2,296	224,503
TiVo Corp.	1,378	18,672
Tyler Technologies, Inc. *@	490	103,370
Ultimate Software Group, Inc. *	338	82,371
Verint Systems, Inc. *	1,038	44,219
VMware, Inc., Class A *@	1,425	172,810
Workday, Inc., Class A *	523	66,479
Zendesk, Inc. *	857	41,025
Zynga, Inc., Class A *	18,104	66,261
		43,750,378
Specialty Retail — 3.2%
Aaron's, Inc.	2,250	104,850
Advance Auto Parts, Inc.	1,480	175,454
American Eagle Outfitters, Inc.	7,250	144,493
AutoNation, Inc. *@	2,137	99,969
AutoZone, Inc. *	902	585,118
Bed Bath & Beyond, Inc.	4,428	92,944
Best Buy Co., Inc.	10,525	736,645
Burlington Stores, Inc. *	2,269	302,117
Carmax, Inc. *@	6,946	430,235
Children's Place, Inc. (The)	873	118,073
Dick's Sporting Goods, Inc.	3,200	112,160
Five Below, Inc. *	2,400	176,016
Foot Locker, Inc.	5,009	228,110
Gap, Inc. (The)	11,172	348,566
Home Depot, Inc. (The)	55,479	9,888,577
L Brands, Inc.	7,995	305,489
Lithia Motors, Inc., Class A @	900	90,468
Lowe's Cos., Inc.	39,150	3,435,413
Michaels Companies, Inc. (The) *	1,873	36,917
Murphy USA, Inc. *	1,648	119,974
O'Reilly Automotive, Inc. *	4,146	1,025,637
Office Depot, Inc.	14,200	30,530
Penske Auto Group, Inc.	1,318	58,427
RH *@	1,047	99,758
Ross Stores, Inc.	18,898	1,473,666
Sally Beauty Holdings, Inc. *@	5,102	83,928
Signet Jewelers Ltd.	1,778	68,489
Sleep Number Corp. *	1,700	59,755
Tiffany & Co.	3,557	347,377
TJX Cos., Inc.	27,983	2,282,293
Tractor Supply Co.	6,137	386,754
Ulta Salon Cosmetics & Fragrance, Inc. *	2,100	428,967
Urban Outfitters, Inc. *	3,400	125,664
Williams-Sonoma, Inc. @	3,040	160,390
		24,163,223
Textiles, Apparel & Luxury Goods — 0.9%
Carter's, Inc.	2,255	234,746
Columbia Sportswear Co.	858	65,577
Deckers Outdoor Corp. *	977	87,959
G-III Apparel Group Ltd. *	1,271	47,891
Hanesbrands, Inc. @	17,125	315,442
Lululemon Athletica, Inc. *	3,400	303,008
Michael Kors Holdings Ltd. *	6,973	432,884
NIKE, Inc., Class B	49,339	3,278,083
PVH Corp.	1,062	160,819
Ralph Lauren Corp.	1,100	122,980
Skechers U.S.A., Inc., Class A *	3,300	128,337
Steven Madden Ltd.	1,944	85,342
Tapestry, Inc.	7,810	410,884
Under Armour, Inc., Class A *@	5,400	88,290
Under Armour, Inc., Class C *@	5,438	78,035
VF Corp.	11,674	865,277
Wolverine World Wide, Inc.	2,452	70,863
		6,776,417
Thrifts & Mortgage Finance — 0.1%
BofI Holding, Inc. *	2,000	81,060
Essent Group Ltd. *	2,110	89,802
LendingTree, Inc. *@	202	66,286
New York Community Bancorp, Inc.	9,133	119,003
PHH Corp. *	405	4,236
TFS Financial Corp.	1,093	16,056
Washington Federal, Inc.	1,476	51,070
		427,513
Tobacco — 1.3%
Altria Group, Inc.	91,208	5,684,082
Philip Morris International, Inc.	46,340	4,606,196
Vector Group Ltd. @	1,758	35,846
		10,326,124
Trading Companies & Distributors — 0.4%
Air Lease Corp.	3,438	146,528
Applied Industrial Technologies, Inc.	1,164	84,856
Beacon Roofing Supply, Inc. *	2,207	117,125
Fastenal Co. @	11,794	643,834
GATX Corp. @	1,100	75,339
HD Supply Holdings, Inc. *	5,845	221,759
Herc Holdings, Inc. *	1,316	85,474
MSC Industrial Direct Co., Class A	1,509	138,390
SiteOne Landscape Supply, Inc. *@	1,507	116,099
Triton International Ltd.	773	23,654
United Rentals, Inc. *	4,075	703,875
Univar, Inc. *	2,106	58,442
Watsco, Inc.	1,100	199,067
WESCO International, Inc. *	1,300	80,665
WW Grainger, Inc.	2,476	698,901
		3,394,008
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	1,285	47,455

See notes to portfolios of investments

	SHARES	VALUE †
COMMON STOCKS (Continued)
Water Utilities — 0.1%
American States Water Co.	180	$9,551
American Water Works Co., Inc.	4,798	394,059
Aqua America, Inc.	4,781	162,841
California Water Service Group	788	29,353
		595,804
Wireless Telecommunication Services — 0.1%
Sprint Corp. *@	15,015	73,273
T-Mobile US, Inc. *	11,985	731,565
Telephone & Data Systems, Inc.	2,613	73,242
United States Cellular Corp. *	400	16,076
		894,156
TOTAL COMMON STOCKS
(Identified Cost $321,624,740)		730,201,702
RIGHTS AND WARRANTS — 0.0%
Biotechnology — 0.0%
Dyax Corp. CVR ¶~§	1,858	5,946
Consumer Discretionary — 0.0%
Safeway PDC, LLC CVR ¶~§	10,610	2
TOTAL RIGHTS AND WARRANTS
(Identified Cost $2,580)		5,948
MUTUAL FUNDS — 4.3%
Other — 4.3%
DFA U.S. Micro Cap Portfolio	1,489,963	32,570,590
TOTAL MUTUAL FUNDS
(Identified Cost $19,630,103)		32,570,590

SHORT-TERM INVESTMENTS — 0.7%
Investment Company — 0.3%
State Street Institutional U.S. Government Money Market Fund, 1.580%	2,149,958	2,149,958
Collateral For Securities On Loan — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.720%	3,308,839	3,308,839
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $5,458,797)		5,458,797

Total Investments — 100.4%
(Identified Cost $346,716,220)#		768,237,037

Liabilities, Less Cash and Other Assets — (0.4%)		(3,167,570)
Net Assets — 100.0%		$765,069,467

†	See Note 1
*	Non-income producing security
@	A portion or all of the security were held on loan. As of March 31, 2018, the market value of the securities on loan was $13,158,326.
¶	Contingent value rights based on future performance.
~	Bankrupt/delisted security
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund's Board of Trustees. See Note 1
#	At March 31, 2018, the aggregate cost of investment securities for U.S. federal income tax purposes was $346,716,220. Net unrealized appreciation aggregated $421,520,817 of which $426,659,859 related to appreciated investment securities and $5,139,042 related to depreciated investment securities.

Key to abbreviations:
CVR — Contingent Value Rights

See notes to portfolios of investments

March 31, 2018
Portfolio Sectors (As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Consumer, Non-cyclical	21.3%
Technology	17.4%
Financial	15.3%
Communications	14.3%
Industrial	12.0%
Consumer, Cyclical	11.5%
Energy	2.9%
Utilities	2.7%
Basic Materials	2.6%
100.0%

SA Global Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2018 (Unaudited)

		FACE
		AMOUNT	VALUE †
BONDS AND NOTES — 98.2%
Australia — 8.9%
Australia & New Zealand Banking Group Ltd, 2.550%, 11/23/21	USD	1,200,000	$1,172,998
Australia & New Zealand Banking Group Ltd. MTN, 2.250%, 6/13/19	USD	2,736,000	2,719,190
Australia & New Zealand Banking Group Ltd. MTN, 2.300%, 6/01/21	USD	7,850,000	7,658,058
Australia & New Zealand Banking Group Ltd. MTN, 2.700%, 11/16/20	USD	1,661,000	1,645,547
Commonwealth Bank of Australia, 0.500%, 7/11/22	EUR	500,000	616,811
Commonwealth Bank of Australia, 2.050%, 9/18/20 ±	USD	2,000,000	1,949,778
Commonwealth Bank of Australia, 2.250%, 3/10/20 ±	USD	4,500,000	4,437,709
Commonwealth Bank of Australia, 2.300%, 9/06/19	USD	850,000	843,169
Commonwealth Bank of Australia, 5.000%, 10/15/19	USD	1,000,000	1,030,777
Commonwealth Bank of Australia, 7.250%, 2/05/20	AUD	3,000,000	2,499,267
Commonwealth Bank of Australia GMTN, 2.300%, 3/12/20	USD	3,000,000	2,961,924
National Australia Bank Ltd., 2.400%, 12/09/19 ±	USD	8,000,000	7,926,285
National Australia Bank Ltd. GMTN, 0.350%, 9/07/22	EUR	3,150,000	3,859,149
National Australia Bank Ltd. GMTN, 0.875%, 1/20/22	EUR	1,500,000	1,881,983
National Australia Bank Ltd. GMTN, 2.625%, 7/23/20 @	USD	5,000,000	4,959,370
Westpac Banking Corp., 0.250%, 1/17/22	EUR	1,000,000	1,223,618
Westpac Banking Corp., 2.600%, 11/23/20	USD	16,825,000	16,623,310
Westpac Banking Corp., 4.875%, 11/19/19	USD	1,500,000	1,546,600
			65,555,543
Austria — 0.2%
Republic of Austria Government Bond, 0.000%, 9/20/22 ±	EUR	1,000,000	1,236,571
Belgium — 0.5%
Kingdom of Belgium Government Bond, 4.250%,9/28/22	EUR	2,750,000	4,052,674
Canada — 20.1%
Bank of Montreal MTN, 1.900%, 8/27/21 @	USD	2,000,000	1,921,873
Bank of Nova Scotia (The), 2.800%, 7/21/21	USD	1,561,000	1,551,206
Canada Housing Trust No 1, 1.250%, 12/15/20 ±	CAD	3,000,000	2,281,965
Canada Housing Trust No. 1, 1.200%, 6/15/20 ±	CAD	3,000,000	2,292,351
Canada Housing Trust No. 1, 1.750%, 6/15/22 ±	CAD	3,000,000	2,285,807
CPPIB Capital, Inc., 1.400%, 6/04/20	CAD	19,500,000	14,935,697
CPPIB Capital, Inc., 2.250%, 1/25/22 ±	USD	4,000,000	3,921,768
Province of Alberta Canada, 1.350%, 9/01/21	CAD	7,000,000	5,275,903
Province of Alberta Canada, 1.750%, 8/26/20 ±@	USD	2,000,000	1,954,428
Province of British Columbia Canada, 3.700%, 12/18/20	CAD	23,500,000	19,018,337
Province of Manitoba Canada, 1.550%, 9/05/21	CAD	2,000,000	1,517,258
Province of Manitoba Canada, 2.050%, 11/30/20 @	USD	3,000,000	2,947,731
Province of Ontario Canada, 2.500%, 9/10/21	USD	11,082,000	10,952,276
Province of Ontario Canada, 4.200%, 6/02/20	CAD	7,000,000	5,682,858
Province of Quebec Canada, 2.750%, 8/25/21	USD	8,000,000	7,986,816
Province of Quebec Canada, 3.500%, 7/29/20	USD	1,292,000	1,317,310
Province of Quebec Canada, 4.500%, 12/01/20	CAD	13,000,000	10,717,142
Royal Bank of Canada, 1.920%, 7/17/20	CAD	14,000,000	10,752,948
Royal Bank of Canada, 2.350%, 12/09/19	CAD	2,500,000	1,944,406
Royal Bank of Canada GMTN, 2.500%, 1/19/21	USD	5,000,000	4,928,626
Royal Bank of Canada MTN, 2.350%, 10/30/20	USD	1,910,000	1,878,761
Toronto-Dominion Bank (The), 1.800%, 7/13/21 @	USD	9,750,000	9,364,014
Toronto-Dominion Bank (The) GMTN, 2.500%, 12/14/20	USD	1,500,000	1,481,724
Toronto-Dominion Bank (The) MTN, 2.125%, 4/07/21	USD	10,000,000	9,745,424
Total Capital Canada Ltd., 1.125%, 3/18/22	EUR	2,000,000	2,545,242
Toyota Credit Canada, Inc. MTN, 1.800%, 2/19/20	CAD	11,000,000	8,452,160
			147,654,031
Finland — 0.4%
OP Corporate Bank PLC,0.375%, 10/11/22	EUR	300,000	368,486
OP Corporate Bank PLC, 0.750%, 3/03/22	EUR	300,000	375,478
OP Corporate Bank PLC, 2.500%, 5/20/22	GBP	1,642,000	2,387,502
			3,131,466
France — 12.2%
Agence Francaise de Developpement, 1.625%, 1/21/20	USD	20,000,000	19,665,640
Caisse d'Amortissement de la Dette Sociale, 0.125%, 11/25/22	EUR	9,800,000	12,133,073
Caisse d'Amortissement de la Dette Sociale, 2.000%, 3/22/21	USD	7,000,000	6,859,475
Dexia Credit Local SA, 0.250%, 6/02/22	EUR	5,850,000	7,240,067

See notes to portfolios of investments

		FACE
		AMOUNT	VALUE †
BONDS AND NOTES (Continued)
France (Continued)
Dexia Credit Local SA, 1.125%, 6/15/22	GBP	500,000	$692,066
Dexia Credit Local SA, 1.875%, 1/29/20 @	USD	5,898,000	5,823,881
Dexia Credit Local SA, 2.000%, 1/22/21	EUR	3,000,000	3,914,458
French Republic Government Bond OAT, 0.000%, 5/25/22	EUR	5,500,000	6,810,541
French Republic Government Bond OAT, 3.000%, 4/25/22	EUR	2,800,000	3,893,412
IXIS Corporate & Investment Bank SA, 5.875%, 2/24/20	GBP	1,000,000	1,523,523
Sanofi, 4.000%, 3/29/21	USD	4,280,000	4,399,765
Total Capital International SA, 2.100%, 6/19/19	USD	2,080,000	2,066,464
Total Capital International SA, 2.750%, 6/19/21	USD	8,922,000	8,848,017
UNEDIC ASSEO, 0.125%, 5/25/22	EUR	2,000,000	2,476,681
UNEDIC ASSEO, 0.875%, 10/25/22	EUR	2,500,000	3,198,046
			89,545,109
Germany — 3.4%
FMS Wertmanagement AoeR, 1.375%, 6/08/21	USD	5,000,000	4,809,306
KFW, 0.000%, 12/15/22	EUR	7,000,000	8,607,885
KFW, 0.875%, 3/15/22	GBP	1,000,000	1,386,090
KFW, 1.625%, 3/15/21	USD	2,000,000	1,944,268
KFW MTN, 6.000%, 8/20/20	AUD	3,000,000	2,498,753
Landwirtschaftliche Rentenbank, 1.250%, 5/20/22	EUR	600,000	778,685
Landwirtschaftliche Rentenbank MTN, 5.500%, 3/29/22	AUD	3,000,000	2,554,578
NRW Bank, 0.000%, 8/10/22	EUR	900,000	1,106,342
State of North Rhine-Westphalia Germany, 0.375%, 2/16/23	EUR	900,000	1,122,292
			24,808,199
Ireland — 2.7%
GE Capital International Funding Co., Unlimited Co., 2.342%, 11/15/20	USD	20,500,000	20,055,715
Luxembourg — 2.9%
European Financial Stability Facility, 0.000%, 11/17/22	EUR	6,500,000	7,993,900
European Financial Stability Facility, 0.100%, 1/19/21	EUR	5,800,000	7,210,230
European Financial Stability Facility, 0.500%, 1/20/23	EUR	5,000,000	6,279,760
			21,483,890
Netherlands — 7.9%
Bank Nederlandse Gemeenten NV, 1.000%, 3/15/22	GBP	500,000	694,668
Bank Nederlandse Gemeenten NV, 1.625%, 4/19/21	USD	14,500,000	14,044,541
Bank Nederlandse Gemeenten NV, 2.375%, 2/01/22	USD	3,000,000	2,954,259
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.750%, 6/06/22	EUR	5,070,000	7,380,521
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA GMTN, 2.500%, 1/19/21	USD	12,391,000	12,194,390
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA GMTN, 4.000%, 1/11/22	EUR	1,000,000	1,404,646
Shell International Finance BV, 1.625%, 3/24/21	EUR	1,179,000	1,518,552
Shell International Finance BV, 1.750%, 9/12/21	USD	2,500,000	2,397,651
Shell International Finance BV, 2.125%, 5/11/20	USD	10,495,000	10,339,383
Shell International Finance BV, 2.250%, 11/10/20	USD	5,100,000	5,030,690
			57,959,301
New Zealand — 0.2%
ANZ New Zealand Int'l Ltd., 0.400%, 3/01/22	EUR	355,000	435,789
ASB Finance Ltd., 0.500%, 6/10/22	EUR	800,000	981,521
			1,417,310
Norway — 1.7%
Kommunalbanken AS, 1.625%, 2/10/21	USD	5,000,000	4,864,225
Statoil ASA, 2.250%, 11/08/19	USD	4,800,000	4,763,451
Statoil ASA, 2.900%, 11/08/20	USD	3,000,000	2,997,450
			12,625,126
Singapore — 1.1%
Singapore Government Bond, 1.250%, 10/01/21	SGD	6,000,000	4,465,393
Singapore Government Bond, 1.625%, 10/01/19	SGD	5,000,000	3,804,912
			8,270,305
Supranational — 1.9%
Council of Europe Development Bank, 1.625%, 3/16/21	USD	2,500,000	2,430,991
EUROFIMA MTN, 5.500%, 6/30/20	AUD	5,700,000	4,670,646
European Investment Bank, 1.625%, 6/15/21	USD	2,250,000	2,180,650
European Stability Mechanism, 0.000%, 10/18/22	EUR	450,000	553,834
International Bank for Reconstruction & Development, 1.625%, 3/09/21	USD	4,000,000	3,895,968
			13,732,089
Sweden — 9.5%
Kommuninvest I Sverige AB, 0.250%, 6/01/22	SEK	113,000,000	13,506,462
Kommuninvest I Sverige AB, 2.500%, 12/01/20	SEK	15,000,000	1,914,195
Nordea Bank AB, 2.375%, 4/04/19 @	USD	8,000,000	7,971,511
Nordea Bank AB, 2.500%, 9/17/20 ±	USD	4,000,000	3,940,291
Skandinaviska Enskilda Banken AB GMTN, 0.300%, 2/17/22	EUR	918,000	1,129,900

See notes to portfolios of investments

		FACE
		AMOUNT	VALUE †
BONDS AND NOTES (Continued)
Sweden (Continued)
Svensk Exportkredit AB GMTN, 1.750%, 3/10/21	USD	3,500,000	$3,410,160
Svensk Exportkredit AB GMTN, 2.375%, 3/09/22	USD	5,000,000	4,925,658
Svenska Handelsbanken AB, 0.250%, 2/28/22	EUR	250,000	307,007
Svenska Handelsbanken AB, 1.125%, 12/14/22	EUR	1,633,000	2,073,339
Svenska Handelsbanken AB, 1.950%, 9/08/20	USD	5,355,000	5,220,652
Svenska Handelsbanken AB, 2.450%, 3/30/21	USD	1,000,000	982,585
Svenska Handelsbanken AB, 5.125%, 3/30/20 ±	USD	5,000,000	5,208,164
Sweden Government Bond, 3.500%, 6/01/22	SEK	100,000,000	13,820,619
Sweden Government Bond, 5.000%, 12/01/20	SEK	41,100,000	5,645,799
			70,056,342
United Kingdom — 0.0%
United Kingdom Gilt, 1.500%, 1/22/21	GBP	220,000	314,062
United States — 24.6%
Alphabet, Inc., 3.625%, 5/19/21	USD	6,929,000	7,143,832
Apple, Inc., 1.550%, 2/07/20	USD	3,000,000	2,945,451
Apple, Inc., 1.550%, 8/04/21	USD	5,000,000	4,793,954
Apple, Inc., 2.100%, 5/06/19	USD	4,000,000	3,989,758
Apple, Inc., 2.850%, 5/06/21	USD	3,000,000	3,003,141
Berkshire Hathaway, Inc., 2.100%, 8/14/19	USD	8,489,000	8,462,531
Berkshire Hathaway, Inc., 2.200%, 3/15/21	USD	2,500,000	2,468,928
Berkshire Hathaway, Inc., 3.750%, 8/15/21 @	USD	1,200,000	1,237,423
Chevron Corp., 1.961%, 3/03/20	USD	6,600,000	6,507,650
Chevron Corp., 2.100%, 5/16/21	USD	1,173,000	1,147,098
Chevron Corp., 2.193%, 11/15/19	USD	11,000,000	10,935,668
Cisco Systems, Inc., 2.200%, 2/28/21	USD	7,950,000	7,809,519
Cisco Systems, Inc., 4.450%, 1/15/20	USD	7,000,000	7,219,365
Coca-Cola Co. (The), 3.150%, 11/15/20	USD	1,970,000	1,986,434
Coca-Cola Co. (The), 3.300%, 9/01/21	USD	10,645,000	10,763,169
Coca-Cola Co. (The) MTN, 2.600%, 6/09/20	AUD	2,500,000	1,927,813
Exxon Mobil Corp., 2.222%, 3/01/21	USD	6,450,000	6,356,598
Federal Home Loan Banks, 2.250%, 3/11/22	USD	3,000,000	2,959,488
Federal Home Loan Banks, 2.500%, 3/11/22	USD	2,000,000	1,991,104
General Electric Co., 0.375%, 5/17/22	EUR	400,000	490,262
International Business Machines Corp., 2.500%, 1/27/22 @	USD	5,620,000	5,511,550
Johnson & Johnson, 2.250%, 3/03/22	USD	800,000	783,412
Merck & Co., Inc., 1.850%, 2/10/20	USD	15,500,000	15,309,602
Merck Sharp & Dohme Corp., 5.000%, 6/30/19	USD	1,250,000	1,286,914
Microsoft Corp., 1.550%, 8/08/21	USD	11,000,000	10,567,795
Nestle Holdings, Inc., 1.750%, 12/09/20	GBP	600,000	853,200
Oracle Corp., 1.900%, 9/15/21	USD	7,500,000	7,244,514
Oracle Corp., 2.800%, 7/08/21	USD	13,500,000	13,468,749
Pfizer, Inc., 0.250%, 3/06/22	EUR	400,000	493,204
Pfizer, Inc., 1.950%, 6/03/21	USD	4,000,000	3,912,474
Pfizer, Inc., 2.100%, 5/15/19	USD	8,375,000	8,345,503
Toyota Motor Credit Corp., 2.750%, 5/17/21	USD	2,000,000	1,988,515
Toyota Motor Credit Corp. MTN, 1.550%, 10/18/19	USD	863,000	847,646
Toyota Motor Credit Corp. MTN, 2.125%, 7/18/19	USD	5,000,000	4,970,222
Toyota Motor Credit Corp. MTN, 2.150%, 3/12/20	USD	3,000,000	2,965,058
Toyota Motor Credit Corp. MTN, 2.600%, 1/11/22	USD	1,000,000	988,479
United States Treasury Note, 1.125%, 7/31/21	USD	3,000,000	2,874,023
US Bank NA/Cincinnati OH, 2.125%, 10/28/19	USD	4,500,000	4,455,773
			181,005,819
TOTAL BONDS AND NOTES (Identified Cost $731,273,162)			722,903,552

		SHARES
SHORT-TERM INVESTMENTS — 3.3%
Investment Company — 0.6%
State Street Institutional U.S. Government Money Market Fund, 1.580%		4,421,360	4,421,360
Collateral For Securities On Loan — 2.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.720%		19,704,820	19,704,820
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $24,126,180)			24,126,180

Total Investments — 101.5% (Identified Cost $755,399,342) #			747,029,732

Liabilities, Less Cash and Other Assets — (1.5%)			(10,804,531)
Net Assets — 100.0%			$736,225,201
†	See Note 1
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at March 31, 2018 amounted to $23,513,529 or 5.08% of the net assets of the Fund.
@	A portion or all of the security were held on loan. As of March 31 2018, the market value of the securities on loan was $ 23,513,529.
#	At March 31, 2018 the aggregate cost of investment securities for U.S. federal income tax purposes was $ 755,399,342. Net unrealized depreciation aggregated $ 8,369,610 of which $ 4,070,153 related to appreciated investment securities and $ 12,439,763 related to depreciated investment securities.

Key to abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar

See notes to portfolios of investments

EUR — Euro Currency
GBP — British Pound
GMTN — Global Medium Term Note
MTN — Medium Term Note
SEK — Swedish Krona
SGD — Singapore Dollar
USD — U.S. Dollar

See notes to portfolios of investments

Forward Foreign Currency Exchange Contracts sold outstanding as of March 31,2018
							Unrealized
Settlement	Currency		Currency			Total Value as of	Appreciation/
Date	Purchased		Sold		Counterparty	March 31, 2018	(Depreciation)
04/04/18	USD	36,536,950	SEK	296,086,567	State Street Bank and Trust Co.	$35,460,318	$1,076,632
04/06/18	USD	28,231,420	EUR	22,800,623	State Street Bank and Trust Co.	28,058,928	172,492
04/06/18	USD	76,286,557	EUR	63,442,697	State Street Bank and Trust Co.	78,073,918	(1,787,361)
04/09/18	USD	7,807,726	GBP	5,688,228	State Street Bank and Trust Co.	7,982,254	(174,528)
04/17/18	USD	89,266,304	CAD	110,825,928	Morgan Stanley & Co., Inc.	86,047,096	3,219,208
04/30/18	USD	14,978,168	AUD	18,723,471	State Street Bank and Trust Co.	14,380,647	597,521
04/30/18	USD	8,284,958	SGD	10,896,504	State Street Bank and Trust Co.	8,315,737	(30,779)
06/28/18	USD	35,252,827	SEK	292,770,899	Morgan Stanley & Co., Inc.	35,287,416	(34,589)
Total							$3,038,596

Forward Foreign Currency Exchange Contracts purchased outstanding as of March 31,2018
Settlement	Currency		Currency			Total Value as of	Unrealized
Date	Purchased		Sold		Counterparty	March 31, 2018	Appreciation
04/04/18	SEK	296,086,567	USD	35,433,583	Morgan Stanley & Co., Inc.	$35,460,318	$26,735
04/09/18	GBP	46,846	USD	64,956	State Street Bank and Trust Co.	65,739	783
Total							$27,517

See notes to portfolios of investments

March 31, 2018
Country Weightings (As a percentage of long-term investments) (Unaudited)

Country	Percentage
United States	25.0%
Canada	20.4%
France	12.4%
Sweden	9.7%
Australia	9.1%
Netherlands	8.0%
Germany	3.4%
Luxembourg	3.0%
Ireland	2.8%
Other	6.2%
100.0%

Top largest long-term industry holdings as of March 31, 2018
(As a percentage of net assets) (Unaudited)

Industry	Percentage
Financial	39.5%
Government	30.3%
Energy	8.8%
Technology	6.8%
Consumer, Non-cyclical	6.9%
Communications	3.1%
Consumer, Cyclical	2.7%
Industrial	0.1%

SA Worldwide Moderate Growth Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2018 (Unaudited)

	SHARES	VALUE †
MUTUAL FUNDS — 100.0%
Other — 100.0%
SA Emerging Markets Value Fund €	298,065	$3,242,945
SA Global Fixed Income Fund €	444,799	4,247,835
SA International Value Fund €	507,459	6,191,006
SA Real Estate Securities Fund €	158,244	1,664,724
SA US Core Market Fund €	253,824	5,921,716
SA US Fixed Income Fund €	388,065	3,915,581
SA US Small Company Fund €	115,076	2,962,047
SA US Value Fund €	251,091	4,610,026
		32,755,880

TOTAL MUTUAL FUNDS (Identified Cost $30,407,889)		32,755,880

Total Investments — 100.0% (Identified Cost $30,407,889) #		32,755,880

Cash and Other Assets,
Less Liabilities — 0.0%		13,511
Net Assets — 100.0%		$32,769,391

†	See Note 1
€	Affiliated company
#	At March 31, 2018, the aggregate cost of investment securities for U.S. federal income tax purposes was $30,407,889. Net unrealized appreciation aggregated $2,347,991 of which $2,487,307 related to appreciated investment securities and $139,316 related to depreciated investment securities.

See notes to portfolios of investments

Notes to Portfolios of Investments – March 31, 2018 (Unaudited)

Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price.

Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates.

Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

Shares of registered open-end investment companies are valued at the investment company’s net asset value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee (the “Pricing Committee”) (or its designee) appointed by the Board of Trustees of the Trust (the “Board” or the “Trustees”) pursuant to procedures approved by the Board.

Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Pricing Committee (or its designee). Any determinations of fair value made by the Pricing Committee (or its designee) are presented to the Board for ratification.

Valuation of securities by the DFA Portfolio and the Series in which it invests is discussed in the “Selected Financial Statements of DFA Investment Dimensions Group Inc. – Notes to Financial Statements,” and “Selected Financial Statements of the DFA Investment Trust Company – Notes to Financial Statements,” which are included elsewhere in this report.

Fair Value Measurement — The Board has adopted provisions respecting fair value measurement which provide enhanced guidance to the Pricing Committee (or its designee) for using fair value to measure assets and liabilities. The Funds value their investments based on a three-level hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-level hierarchy of inputs is summarized in the three broad levels below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

Fair value pricing involves subjective judgment and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The tables below provide a summary of the inputs as of March 31, 2018, in valuing each Fund's investments:

	Investments in Securities
	Unadjusted
	Quoted Prices in
	Active Markets		Significant
	for Identical	Significant Other	Unobservable		Total
	Investments	Observable Inputs	Inputs		Balance as of
Description	(Level 1)	(Level 2)	(Level 3)		March 31, 2018
SA U.S. Fixed Income Fund (a)
Bonds and Notes	$—	$613,624,387	$—		$613,624,387
Short-Term Investments	1,951,135	—	—		1,951,135
Total Investments	$1,951,135	$613,624,387	$—		$615,575,522

SA Global Fixed Income Fund (a)
Assets:
Bonds and Notes	$—	$722,903,552	$—		$722,903,552
Short-Term Investments	24,126,180	—	—		24,126,180
Other Financial Instruments
Forward Foreign Currency Contracts	—	5,093,371	—		5,093,371
Total Investments	$24,126,180	$727,996,923	$—		$752,123,103

Liabilities:
Other Financial Instruments
Forward Foreign Currency Contracts	$—	$(2,027,257)	$—		$(2,027,257)

SA U.S. Core Market Fund (a)
Common Stocks	$730,201,702	$—	$—		$730,201,702
Rights And Warrants	—	—	5,948		5,948
Mutual Funds	32,570,590	—	—		32,570,590
Short-Term Investments	5,458,797	—	—		5,458,797
Total Investments	$768,231,089	$—	$5,948		$768,237,037

SA U.S. Value Fund (a)
Common Stocks	$592,418,701	$—	$—		$592,418,701
Short-Term Investments	1,700,618	—	—		1,700,618
Total Investments	$594,119,319	$—	$—		$594,119,319

SA U.S. Small Company Fund (a)
Common Stocks	$419,513,047	$—	$6,470	†	$419,519,517	†
Rights And Warrants	—	22,298	311	†	22,609	†
Preferred Stocks	66,594	—	—		66,594
Short-Term Investments	16,623,591	—	—		16,623,591
Total Investments	$436,203,232	$22,298	$6,781		$436,232,311

SA International Value Fund (a)
Common Stocks	$733,612,689	$—	$—	†	$733,612,689	†
Preferred Stocks	9,706,167	—	—		9,706,167
Short-Term Investments	56,152,170	—	—		56,152,170
Total Investments	$799,471,026	$—	$—		$799,471,026

SA International Small Company Fund (a)
Mutual Funds	$366,869,882	$—	$—		$366,869,882
Total Investments	$366,869,882	$—	$—		$366,869,882

SA Emerging Markets Value Fund (b)
Common Stocks	$223,149,949	$125,424	$63,925	†	$223,339,298	†
Preferred Stocks	4,769,772	—	—		4,769,772
Rights And Warrants	42,942	—	—		42,942
Short-Term Investments	6,520,196	—	—		6,520,196
Total Investments	$234,482,859	$125,424	$63,925		$234,672,208

SA Real Estate Securities Fund (a)
Common Stocks	$165,855,866	$—	$—		$165,855,866
Short-Term Investments	2,494,009	—	—		2,494,009
Total Investments	$168,349,875	$—	$—		$168,349,875

SA Worldwide Moderate Growth Fund (a)
Mutual Funds	$32,755,880	$—	$—		$32,755,880
Total Investments	$32,755,880	$—	$—		$32,755,880

†	Contains securities with a market value of zero.
(a)	For the period end March 31, 2018, there was no transfer activity between Level 1 and Level 2.
(b)	For the period ended March 31, 2018: common stocks valued at $139,792 were transferred from Level 2 to Level 1; and common stocks valued at $292,430 were transferred from Level 3 to Level 1.

Transfers between investment valuation levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Funds' policy is to recognize transfers between the levels as of the end of the fiscal period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the fiscal year-to-date activity of Level 3 securities held at the beginning and the end of the period.

									Net Change in
									Unrealized
									Appreciation
	Beginning				Total realized			Ending	(Depreciation)
	Balance			Accrued	and	Transfers	Transfers	Balance	on Investments
	July 1,			discounts	unrealized	in to	out of	March 31,	Held at March
	2017	Purchases	Sales	(premiums)	gains (losses)	Level 3	Level 3	2018	31, 2018 *
SA U.S. Core Market Fund
Rights and Warrants (1)	$13,348	—	$(9,910)	—	$2,510	—	—	$5,948	$3,368

SA U.S. Small Company Fund
Common Stocks (1)	—	7,097	(627)	—	—	—	—	6,470	—

Rights and Warrants (1)(2)	7,534	—	—	—	(7,223)	—	—	311	(7,223)

SA Emerging Markets Value Fund
Common Stocks (1)(2)	261,486	63,221	—	—	31,648	—	(292,430)	63,925	31,648

(1)	Level 3 at March 31, 2018 included securities with a fair value of $0.
(2)	Level 3 at July 1, 2017 included securities with fair value of $0.

Securities Lending – The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which LWI Financial Inc. (the "Adviser") specifically identifies as not being available. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Funds. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, a fund maintains cash or other securities as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies or instrumentalities, a loan of sovereign debt issued by non-U.S. governments, or a loan of non-U.S. corporate debt, 102% of the current market value of the loaned securities with respect to other U.S. securities and 105% of the current market value of the loaned securities with respect to foreign equity securities. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a money market fund registered under the 1940 Act. A portion of the income received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and the Fund.

As of March 31, 2018, the following Funds had securities on loan, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

				Total
				Collateral
			Value of Non-	(Including
	Value of	Value of Cash	Cash	Calculated
	Securities	Collateral	Collateral *	Mark) †
SA Global Fixed Income Fund	$23,513,529	$19,704,820	$4,295,700	$24,024,895
SA U.S Core Market Fund	$13,158,326	$3,308,839	$10,132,736	$13,471,598
SA U.S. Value Fund	$7,728,755	$67,039	$7,835,178	$7,903,832
SA U.S. Small Company Fund	$41,778,973	$14,850,239	$27,886,051	$42,882,105
SA International Value Fund	$64,130,940	$53,952,228	$12,091,999	$66,489,936
SA Emerging Markets Value Fund	$6,917,002	$6,242,116	$1,076,681	$7,395,547
SA Real Estate Securities Fund	$3,187,058	$1,681,797	$1,609,275	$3,286,186

*	The Funds cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.
†	Balances represent the end-of-day fair market value of securities lending collateral that will be reflected by the Funds as of the next business day.

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing.

	Remaining Contractual Maturity of the Agreements
	As of March 31, 2018
	Overnight and		Between
Securities Lending Transaction (1)	Continuous	<30 days	30 & 90 days	>90 days	Total
SA Global Fixed Income Fund
Bonds and Notes	$19,704,820	$—	$—	$—	$19,704,820
Total Borrowings	$19,704,820	$—	$—	$—	$19,704,820
Gross amount of recognized liabilities for securities lending transactions					$19,704,820

SA U.S. Core Market Fund
Common Stocks	$3,308,839	$—	$—	$—	$3,308,839
Total Borrowings	$3,308,839	$—	$—	$—	$3,308,839
Gross amount of recognized liabilities for securities lending transactions					$3,308,839

SA U.S. Value Fund
Common Stocks	$67,039	$—	$—	$—	$67,039
Total Borrowings	$67,039	$—	$—	$—	$67,039
Gross amount of recognized liabilities for securities lending transactions					$67,039

SA U.S. Small Company Fund
Common Stocks	$14,828,937	$—	$—	$—	$14,828,937
Rights And Warrants	21,302	—	—	—	21,302
Total	$14,850,239	$—	$—	$—	$14,850,239
Total Borrowings	$14,850,239	$—	$—	$—	$14,850,239
Gross amount of recognized liabilities for securities lending transactions					$14,850,239

SA International Value Fund
Common Stocks	$53,952,228	$—	$—	$—	$53,952,228
Total Borrowings	$53,952,228	$—	$—	$—	$53,952,228
Gross amount of recognized liabilities for securities lending transactions					$53,952,228

SA Emerging Markets Value Fund
Common Stocks	$6,242,116	$—	$—	$—	$6,242,116
Total Borrowings	$6,242,116	$—	$—	$—	$6,242,116
Gross amount of recognized liabilities for securities lending transactions					$6,242,116

SA Real Estate Securities Fund
Common Stocks	$1,681,797	$—	$—	$—	$1,681,797
Total Borrowings	$1,681,797	$—	$—	$—	$1,681,797
Gross amount of recognized liabilities for securities lending transactions					$1,681,797

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of a Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization of assets, currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operation risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

The market value of a contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency and forward currency transactions in a fund’s statement of assets and liabilities. When the contract is closed, a realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency and forward currency transactions in a fund’s statement of operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations
P.L.C.	Public Limited Company

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities that have generally been fair value factored. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
—	Amounts designated as — are either zero or rounded to zero.
§	Affiliated Fund.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2018
(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of
The DFA Investment Trust Company	$5,354,959,076
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company	3,729,066,449
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company	2,265,394,582
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company	1,603,289,612
Investment in The Canadian Small Company Series of
The DFA Investment Trust Company	1,099,075,678
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$14,051,785,397

At March 31, 2018, International Small Company Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position contracts:
S&P 500 Emini Index®	920	06/15/18	$124,432,709	$121,578,000	$(2,854,709)
Total futures contracts			$124,432,709	$121,578,000	$(2,854,709)

Summary of the Portfolio's investments as of March 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$14,051,785,397	—	—	$14,051,785,397
Futures Contracts**	(2,854,709)	—	—	(2,854,709)
TOTAL	$14,048,930,688	—	—	$14,048,930,688

**	Valued at the unrealized appreciation/(depreciation) on the investment.

Organization

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. At March 31, 2018, the Fund consists of one hundred and two operational portfolios, of which one, International Small Company Portfolio (the “Portfolio”) is included in this document. The Fund’s investment advisor is Dimensional Fund Advisors LP (the “Advisor”). The Portfolio is a “Fund-of-Funds”, which generally allocates its assets among the five series (the “Master Funds”) of The DFA Investment Trust Company, which is also advised by the Advisor. The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation

The International Small Company Portfolio invests in the five Master Funds indicated on its Schedule of Investments.

The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

●	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

Shares held by the International Small Company Portfolio in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net assets values as reported by their administrator. The Portfolio’s investments in the Series of DFAITC reflect its proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the Portfolio.

1. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. When entering into stock index futures, the portfolio is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Federal Tax Cost

At March 31, 2018, the total cost of securities for federal income tax purposes was $11,300,966,501.

Recently Issued Accounting Standards:

In October 2016, the U.S. Securities and Exchange Commission ("SEC") adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017, and the financial statements have been modified accordingly, as applicable.

Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Portfolio through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2018
(Unaudited)

		Shares	Value ††
COMMON STOCKS — (87.0%)
Consumer Discretionary — (17.3%)
#	Adastria Co., Ltd.	186,240	$3,831,272
	Adventure, Inc.	5,900	955,575
#	Aeon Fantasy Co., Ltd.	49,332	2,401,260
#*	AGORA Hospitality Group Co., Ltd.	372,000	124,154
#	Ahresty Corp.	137,600	1,224,858
#*	Aigan Co., Ltd.	86,100	386,064
	Aisan Industry Co., Ltd.	241,800	2,583,171
#*	Akebono Brake Industry Co., Ltd.	630,900	1,662,796
	Alpen Co., Ltd.	122,400	2,738,706
#	Alpha Corp.	41,200	674,858
#	Alpine Electronics, Inc.	277,500	5,248,753
#	Amiyaki Tei Co., Ltd.	26,600	1,426,392
	Amuse, Inc.	73,898	2,101,382
*	Anrakutei Co., Ltd.	1,800	78,585
	AOI TYO Holdings, Inc.	109,931	1,526,491
	AOKI Holdings, Inc.	247,700	3,777,095
	Aoyama Trading Co., Ltd.	315,300	12,389,228
#	Arata Corp.	77,200	4,372,434
	Arcland Sakamoto Co., Ltd.	192,500	3,111,954
	Arcland Service Holdings Co., Ltd.	106,300	2,384,766
#	As-me ESTELLE Co., Ltd.	10,900	103,545
	Asahi Broadcasting Corp.	62,100	521,266
	Asahi Co., Ltd.	105,600	1,292,871
	Asante, Inc.	37,400	712,816
#	Ashimori Industry Co., Ltd.	28,699	603,675
#	ASKUL Corp.	152,300	5,111,768
#	Asrapport Dining Co., Ltd.	99,000	553,966
#	Asti Corp.	17,900	610,235
#	Atom Corp.	638,100	5,760,032
	Atsugi Co., Ltd.	108,200	1,219,201
	Autobacs Seven Co., Ltd.	482,200	9,025,948
#	Avex, Inc.	243,100	3,445,951
#	Baroque Japan, Ltd.	87,000	880,336
	Beauty Garage, Inc.	1,100	31,655
	Belluna Co., Ltd.	276,800	3,253,682
#	Bic Camera, Inc.	551,900	8,756,454
#	Bookoff Corp.	59,400	466,690
#	BRONCO BILLY Co., Ltd.	68,300	2,346,010
	Can Do Co., Ltd.	58,900	995,979
	Central Automotive Products, Ltd.	79,300	1,246,704
#	Central Sports Co., Ltd.	44,100	1,601,459
#	CHIMNEY Co., Ltd.	33,700	937,474
	Chiyoda Co., Ltd.	104,400	2,599,709
#	Chofu Seisakusho Co., Ltd.	132,900	3,222,237
	Chori Co., Ltd.	76,300	1,454,424
	Choushimaru Co., Ltd.	600	29,501
	Chuo Spring Co., Ltd.	20,000	658,530
	Clarion Co., Ltd.	783,000	2,390,004
	Cleanup Corp.	127,800	986,119
#	Coco's Japan Co., Ltd.	48,300	1,037,615
#	Colowide Co., Ltd.	390,100	9,010,468

	Corona Corp.	103,100	$1,284,379
#	Create Restaurants Holdings, Inc.	293,000	3,508,848
	Cross Plus, Inc.	9,800	72,387
*	D.A. Consortium Holdings, Inc.	173,300	4,025,639
	Daido Metal Co., Ltd.	223,200	2,585,175
#	Daidoh, Ltd.	171,100	716,901
#	Daikoku Denki Co., Ltd.	56,700	942,251
	Daikyonishikawa Corp.	249,800	4,082,223
#	Dainichi Co., Ltd.	69,100	560,381
#	Daisyo Corp.	47,200	753,151
	Daiyu Lic Holdings Co., Ltd.	64,300	668,806
#	DCM Holdings Co., Ltd.	667,500	6,792,307
	DD Holdings Co., Ltd.	27,000	892,856
#	Descente, Ltd.	284,900	4,547,839
	Doshisha Co., Ltd.	153,900	3,531,176
	Doutor Nichires Holdings Co., Ltd.	202,286	4,807,956
#	Dynic Corp.	42,200	425,604
#	Eagle Industry Co., Ltd.	158,800	2,766,559
#	EAT&Co, Ltd.	30,300	617,780
#	EDION Corp.	471,900	5,455,700
#	ES-Con Japan, Ltd.	228,200	2,076,671
	ESCRIT, Inc.	52,300	432,022
#	Evolable Asia Corp.	35,300	728,884
	Exedy Corp.	210,200	6,650,858
	F-Tech, Inc.	80,100	996,327
	FCC Co., Ltd.	224,800	6,323,848
#	Felissimo Corp.	20,000	261,602
#	Fields Corp.	96,800	1,064,078
#	Fine Sinter Co., Ltd.	9,800	210,949
	First Juken Co., Ltd.	40,300	624,044
#	First-corp, Inc.	49,600	582,566
	FJ Next Co., Ltd.	101,500	841,468
	Foster Electric Co., Ltd.	155,800	3,838,699
	France Bed Holdings Co., Ltd.	150,600	1,350,791
#*	FreakOut Holdings, Inc.	36,100	511,087
	Fuji Co., Ltd.	147,400	3,182,018
#	Fuji Corp.	36,900	973,841
#	Fuji Corp., Ltd.	173,900	1,474,603
#	Fuji Kyuko Co., Ltd.	151,000	3,951,323
	Fuji Oozx, Inc.	600	30,855
	Fujibo Holdings, Inc.	71,100	2,566,636
	Fujikura Rubber, Ltd.	134,600	962,502
#	Fujio Food System Co., Ltd.	59,400	1,139,867
#	Fujishoji Co., Ltd.	56,600	723,519
#	Fujita Kanko, Inc.	52,100	1,572,867
#	Fujitsu General, Ltd.	413,700	7,410,015
#	FuKoKu Co., Ltd.	61,500	589,251
#*	Funai Electric Co., Ltd.	145,300	1,044,285
#	Furukawa Battery Co., Ltd. (The)	96,500	888,736
#	Furyu Corp.	77,200	726,985
	Futaba Industrial Co., Ltd.	408,400	3,462,707
#	G-Tekt Corp.	132,800	2,570,727
	Gakken Holdings Co., Ltd.	31,300	1,405,626

	Gakkyusha Co., Ltd.	53,400	$849,536
#	Genki Sushi Co., Ltd.	34,800	956,880
#	Geo Holdings Corp.	235,300	3,738,258
#	Gfoot Co., Ltd.	88,800	642,220
#	Global, Ltd. (The)	57,700	474,494
#	GLOBERIDE, Inc.	64,099	1,566,729
#	Gokurakuyu Holdings Co., Ltd.	74,200	472,245
	Goldwin, Inc.	73,600	4,438,312
#	Golf Digest Online, Inc.	69,000	660,602
	Gourmet Kineya Co., Ltd.	74,000	804,841
#	GSI Creos Corp.	39,100	573,268
	Gunze, Ltd.	119,500	6,816,563
#	H-One Co., Ltd.	132,000	1,727,480
	H2O Retailing Corp.	297,900	5,527,859
	Hagihara Industries, Inc.	83,200	1,367,827
#	Hakuyosha Co., Ltd.	13,600	386,755
#	Hamee Corp.	41,500	706,847
	Handsman Co., Ltd.	35,800	473,066
	Happinet Corp.	106,600	1,541,775
#	Harada Industry Co., Ltd.	52,700	579,816
#	Hard Off Corp. Co., Ltd.	60,900	624,741
#	Haruyama Holdings, Inc.	56,500	556,189
	Heian Ceremony Service Co., Ltd.	8,300	69,425
#	Heiwa Corp.	354,900	6,997,612
	HI-LEX Corp.	88,100	2,364,875
	Hiday Hidaka Corp.	149,187	3,741,902
#	Himaraya Co., Ltd.	35,900	431,085
	Hinokiya Holdings Co., Ltd.	40,800	1,351,293
#	Hiramatsu, Inc.	240,300	1,156,781
	HIS Co., Ltd.	282,100	10,277,025
	Honeys Holdings Co., Ltd.	110,140	1,036,953
#	Hoosiers Holdings	149,300	1,075,778
#	Hotland Co., Ltd.	65,400	818,088
#	House Do Co., Ltd.	22,600	739,553
#	HUB Co., Ltd.	35,400	343,984
	I K K, Inc.	65,900	488,754
#	I.K Co., Ltd.	34,200	761,184
	IBJ, Inc.	114,400	1,143,663
	Ichibanya Co., Ltd.	87,958	3,616,314
#	Ichikoh Industries, Ltd.	244,500	2,643,397
	IDOM, Inc.	462,300	3,281,884
	IJT Technology Holdings Co., Ltd.	160,380	1,340,276
#	Imagica Robot Holdings, Inc.	98,700	1,105,480
#	Imasen Electric Industrial	119,900	1,384,792
	Intage Holdings, Inc.	228,000	2,502,038
*	Izutsuya Co., Ltd.	61,699	221,948
	Janome Sewing Machine Co., Ltd.	127,600	851,069
#	Japan Best Rescue System Co., Ltd.	132,900	1,276,679
	Japan Wool Textile Co., Ltd. (The)	360,500	3,528,732
#	JINS, Inc.	91,000	5,014,863
#	Joban Kosan Co., Ltd.	41,199	747,574
#	Jolly - Pasta Co., Ltd.	20,800	321,385
	Joshin Denki Co., Ltd.	133,200	5,013,313

#	Joyful Honda Co., Ltd.	75,600	$2,694,735
#	JP-Holdings, Inc.	374,800	1,093,524
#	JVC Kenwood Corp.	1,000,930	3,316,081
#*	Kadokawa Dwango	373,933	3,869,040
	Kasai Kogyo Co., Ltd.	164,500	2,124,764
	Kawai Musical Instruments Manufacturing Co., Ltd.	44,800	1,468,351
	Keihin Corp.	293,300	6,034,223
#	Keiyo Co., Ltd.	226,400	1,188,907
#	KFC Holdings Japan, Ltd.	105,200	1,979,014
	Ki-Star Real Estate Co., Ltd.	45,700	1,154,975
	King Co., Ltd.	44,900	260,761
*	Kintetsu Department Store Co., Ltd.	56,100	2,010,124
#	Kitamura Co., Ltd.	22,500	203,823
*	KNT-CT Holdings Co., Ltd.	79,500	1,305,233
	Kohnan Shoji Co., Ltd.	179,800	4,334,048
*	Kojima Co., Ltd.	203,400	650,873
#	Komatsu Seiren Co., Ltd.	211,600	2,245,084
	KOMEDA Holdings Co., Ltd.	321,000	6,069,469
	Komehyo Co., Ltd.	49,600	813,085
	Komeri Co., Ltd.	200,500	5,408,636
#	Konaka Co., Ltd.	165,206	917,313
	Koshidaka Holdings Co., Ltd.	78,000	5,430,961
#	Kourakuen Holdings Corp.	71,100	1,260,156
	KU Holdings Co., Ltd.	130,900	1,282,155
	Kura Corp.	71,600	4,957,721
	Kurabo Industries, Ltd.	1,299,000	4,067,188
	Kushikatsu Tanaka Co.	20,100	603,740
	KYB Corp.	144,300	6,758,579
#	Kyoritsu Maintenance Co., Ltd.	206,062	9,818,198
#*	Laox Co., Ltd.	206,900	1,037,244
#	LEC, Inc.	85,500	3,140,747
	LIFULL Co., Ltd.	364,500	3,233,342
#*	Litalico, Inc.	38,500	623,056
#	Look Holdings, Inc.	228,000	676,149
#	Mamiya-Op Co., Ltd.	32,700	374,734
	Mars Engineering Corp.	70,900	1,646,763
#*	Maruzen CHI Holdings Co., Ltd.	66,900	219,996
#	Matsuya Co., Ltd.	188,500	2,657,018
#	Matsuya Foods Co., Ltd.	62,700	2,249,084
	Meiko Network Japan Co., Ltd.	136,000	1,653,870
	Meiwa Estate Co., Ltd.	80,000	584,193
	Mikuni Corp.	159,200	967,580
	Misawa Homes Co., Ltd.	150,400	1,256,287
#	Mitsuba Corp.	220,790	2,836,416
	Mitsui Home Co., Ltd.	191,000	1,232,488
	Mizuno Corp.	130,100	3,928,033
	Monogatari Corp. (The)	34,300	3,469,247
	Morito Co., Ltd.	98,900	948,142
	MrMax Holdings, Ltd.	176,100	1,132,292
	Murakami Corp.	28,300	847,907
#	Musashi Seimitsu Industry Co., Ltd.	142,700	4,839,271
	Nafco Co., Ltd.	47,500	820,912
	Nagawa Co., Ltd.	36,900	1,572,863

*	Naigai Co., Ltd.	29,700	$160,861
#	Nakayamafuku Co., Ltd.	51,700	373,117
#	Nextage Co., Ltd.	205,600	2,385,261
#	NHK Spring Co., Ltd.	83,600	895,332
	Nice Holdings, Inc.	44,400	605,935
	Nichirin Co., Ltd.	62,660	1,638,324
#	Nihon Eslead Corp.	53,800	1,115,499
	Nihon House Holdings Co., Ltd.	274,900	1,485,749
#	Nihon Plast Co., Ltd.	88,800	759,246
#	Nihon Tokushu Toryo Co., Ltd.	87,400	1,689,834
	Nikki Co., Ltd.	600	21,193
	Nippon Felt Co., Ltd.	80,200	391,106
#	Nippon Piston Ring Co., Ltd.	48,600	1,010,485
	Nippon Seiki Co., Ltd.	277,900	5,068,153
	Nippon View Hotel Co., Ltd.	41,400	597,627
	Nishikawa Rubber Co., Ltd.	28,100	650,071
#	Nishimatsuya Chain Co., Ltd.	325,800	3,687,618
#	Nissan Shatai Co., Ltd.	467,700	4,874,078
	Nissan Tokyo Sales Holdings Co., Ltd.	170,000	704,593
#	Nissei Build Kogyo Co., Ltd.	216,500	2,617,479
	Nissin Kogyo Co., Ltd.	283,100	4,911,741
	Nittan Valve Co., Ltd.	117,800	392,092
	Nojima Corp.	206,500	4,967,727
	Ohashi Technica, Inc.	63,600	1,044,368
#	Ohsho Food Service Corp.	88,000	4,313,556
#*	Omikenshi Co., Ltd.	322,000	383,973
	Onward Holdings Co., Ltd.	847,200	7,381,395
#	Ootoya Holdings Co., Ltd.	37,600	792,417
#*	Open Door, Inc.	67,300	1,542,820
#	OPT Holding, Inc.	72,900	1,149,317
#	Otsuka Kagu, Ltd.	80,200	456,191
	Ozu Corp.	18,200	390,191
	Pacific Industrial Co., Ltd.	327,600	4,369,203
#	PAL GROUP Holdings Co., Ltd.	70,000	1,915,544
	PALTAC Corp.	105,434	5,745,701
#	PAPYLESS Co., Ltd.	28,600	561,460
	Parco Co., Ltd.	144,400	1,937,082
	Paris Miki Holdings, Inc.	171,000	838,356
	PC Depot Corp.	8,081	53,736
	People Co., Ltd.	19,600	291,747
#	Pepper Food Service Co., Ltd.	88,200	4,083,711
#	PIA Corp.	36,900	1,884,180
#	Piolax, Inc.	195,600	5,132,764
#*	Pioneer Corp.	2,489,100	4,100,510
#	Plenus Co., Ltd.	138,100	2,685,518
	Press Kogyo Co., Ltd.	623,200	3,735,118
#	Pressance Corp.	250,100	3,762,959
	Proto Corp.	88,400	1,378,608
#	Raccoon Co., Ltd.	83,300	489,437
	Regal Corp.	1,500	40,293
#	Renaissance, Inc.	60,600	1,084,552
#*	Renown, Inc.	346,100	535,948
#	Resort Solution Co., Ltd.	16,799	696,660

	Resorttrust, Inc.	324,400	$6,884,818
	Rhythm Watch Co., Ltd.	55,900	1,247,788
#	Riberesute Corp.	49,400	454,889
#	Ride On Express Holdings Co., Ltd.	55,300	544,303
#	Right On Co., Ltd.	106,125	928,524
	Riken Corp.	65,400	3,672,684
#	Ringer Hut Co., Ltd.	147,700	3,456,879
#	Riso Kyoiku Co., Ltd.	223,500	1,657,700
	Round One Corp.	467,800	7,424,197
	Royal Holdings Co., Ltd.	178,300	4,823,203
*	Royal Hotel, Ltd. (The)	2,100	38,022
#*	RVH, Inc.	85,200	404,118
	Sac's Bar Holdings, Inc.	127,150	1,359,356
	Saizeriya Co., Ltd.	190,000	5,399,857
	Sakai Ovex Co., Ltd.	33,999	794,259
	San Holdings, Inc.	29,200	702,452
#*	Sanden Holdings Corp.	150,400	2,111,318
#	Sanei Architecture Planning Co., Ltd.	52,300	1,109,414
	Sangetsu Corp.	348,450	7,225,138
	Sanko Marketing Foods Co., Ltd.	25,100	235,660
	Sankyo Seiko Co., Ltd.	222,500	1,039,025
	Sanoh Industrial Co., Ltd.	169,300	1,199,477
#	Sanyei Corp.	4,300	156,515
#	Sanyo Electric Railway Co., Ltd.	113,698	2,831,941
	Sanyo Housing Nagoya Co., Ltd.	73,600	870,003
#	Sanyo Shokai, Ltd.	81,999	1,779,843
#	Scroll Corp.	203,300	809,926
#	Seiko Holdings Corp.	206,281	4,927,127
	Seiren Co., Ltd.	328,600	6,057,193
*	Senshukai Co., Ltd.	205,800	1,100,665
#	Septeni Holdings Co., Ltd.	643,700	2,231,320
#	SFP Holdings Co., Ltd.	74,500	1,287,849
#	Shidax Corp.	149,000	680,158
#	Shikibo, Ltd.	77,900	949,229
	Shimachu Co., Ltd.	282,300	8,989,603
#	Shimojima Co., Ltd.	31,900	343,638
#	Shobunsha Publications, Inc.	258,500	1,877,830
#	Shoei Co., Ltd.	78,900	3,037,443
	Showa Corp.	346,700	5,939,652
#	SKY Perfect JSAT Holdings, Inc.	993,500	4,469,258
	SNT Corp.	211,400	902,329
	Soft99 Corp.	81,800	965,201
#	Sotoh Co., Ltd.	41,400	409,383
#	SPK Corp.	22,200	601,631
#	SRS Holdings Co., Ltd.	23,400	211,920
	St Marc Holdings Co., Ltd.	107,200	3,125,995
	Starts Corp., Inc.	199,900	5,479,297
	Step Co., Ltd.	59,400	916,010
	Studio Alice Co., Ltd.	60,200	1,465,016
	Suminoe Textile Co., Ltd.	37,900	1,022,251
	Sumitomo Riko Co., Ltd.	274,000	2,761,799
	Suncall Corp.	113,000	786,722

#	Syuppin Co., Ltd.	119,100	$1,415,297
	T RAD Co., Ltd.	51,200	1,896,610
	T-Gaia Corp.	139,000	3,902,975
#	Tachi-S Co., Ltd.	224,140	4,013,170
	Tachikawa Corp.	71,100	1,041,795
	Taiho Kogyo Co., Ltd.	113,100	1,638,247
#	Take And Give Needs Co., Ltd.	67,570	754,973
	Takihyo Co., Ltd.	31,700	699,278
	Tama Home Co., Ltd.	104,700	1,432,036
	Tamron Co., Ltd.	126,400	2,630,769
	TBK Co., Ltd.	138,800	669,619
#	Tear Corp.	60,500	589,770
*	Ten Allied Co., Ltd.	14,600	65,495
#	Tenpos Holdings Co., Ltd.	30,500	765,352
#	Tigers Polymer Corp.	80,900	659,216
#	Toa Corp.	155,200	1,926,364
#	Toabo Corp.	54,799	297,369
#	Toei Animation Co., Ltd.	86,400	2,845,190
	Toei Co., Ltd.	45,600	4,876,097
	Tohokushinsha Film Corp.	53,600	386,232
	Tokai Rika Co., Ltd.	372,900	7,606,934
	Token Corp.	51,850	5,190,748
#*	Tokyo Base Co., Ltd.	118,100	1,638,236
	Tokyo Dome Corp.	584,500	5,543,811
#	Tokyo Individualized Educational Institute, Inc.	121,000	1,286,725
	Tokyo Radiator Manufacturing Co., Ltd.	24,300	208,555
	Tokyotokeiba Co., Ltd.	108,300	4,088,396
#	Tokyu Recreation Co., Ltd.	102,000	917,438
	Tomy Co., Ltd.	585,593	5,947,893
	Topre Corp.	242,200	7,103,205
#	Toridoll Holdings Corp.	149,100	5,510,590
#	Torikizoku Co., Ltd.	51,200	1,469,052
#	Tosho Co., Ltd.	104,900	4,047,491
#	Tow Co., Ltd.	114,900	1,000,725
	Toyo Tire & Rubber Co., Ltd.	192,800	3,305,453
	TPR Co., Ltd.	160,100	4,562,234
	TS Tech Co., Ltd.	195,600	7,797,654
	TSI Holdings Co., Ltd.	522,195	3,819,998
#	Tsukada Global Holdings, Inc.	109,400	641,208
#	Tsukamoto Corp. Co., Ltd.	19,000	228,829
#	Tsutsumi Jewelry Co., Ltd.	57,100	1,120,905
	TV Asahi Holdings Corp.	156,500	3,459,539
	Tv Tokyo Holdings Corp.	104,500	2,809,012
#*	U-Shin, Ltd.	134,800	969,229
	Ukai Co., Ltd.	5,900	247,606
#	Umenohana Co., Ltd.	11,400	310,548
	Unipres Corp.	261,000	5,927,577
	United Arrows, Ltd.	155,800	5,907,396
*	Unitika, Ltd.	399,200	2,486,520
	ValueCommerce Co., Ltd.	124,900	1,655,898
*	Vector, Inc.	180,600	4,186,001
#*	VIA Holdings, Inc.	127,600	873,431
#	Village Vanguard Co., Ltd.	37,000	349,845

*	Visionary Holdings Co., Ltd.	637,300	$429,498
#	VT Holdings Co., Ltd.	560,300	2,905,332
	Wacoal Holdings Corp.	361,700	10,496,841
#	WATAMI Co., Ltd.	147,300	1,928,909
#	Watts Co., Ltd.	57,100	592,530
	Weds Co., Ltd.	4,100	31,574
#	Workman Co., Ltd.	16,700	774,758
	Wowow, Inc.	42,600	1,361,462
#	Xebio Holdings Co., Ltd.	202,000	4,003,727
	Yachiyo Industry Co., Ltd.	50,300	638,462
#	Yagi & Co., Ltd.	14,600	343,765
#	Yamato International, Inc.	110,600	670,163
#	Yasunaga Corp.	51,100	1,110,123
	Yellow Hat, Ltd.	112,200	3,341,176
#	Yomiuri Land Co., Ltd.	26,300	1,131,229
#	Yondoshi Holdings, Inc.	127,320	3,293,038
#	Yonex Co., Ltd.	56,400	318,256
	Yorozu Corp.	131,800	2,187,714
#	Yoshinoya Holdings Co., Ltd.	262,000	5,273,754
#	Yossix Co., Ltd.	23,300	764,264
#	Yume No Machi Souzou Iinkai Co., Ltd.	157,900	3,332,320
	Yutaka Giken Co., Ltd.	7,900	208,342
	Zenrin Co., Ltd.	226,950	4,778,909
	Zojirushi Corp.	277,700	4,092,807
Total Consumer Discretionary			872,690,443

Consumer Staples — (7.6%)
#	Aeon Hokkaido Corp.	261,700	1,946,526
#	AFC-HD AMS Life Science Co., Ltd.	33,900	270,799
#	Ain Holdings, Inc.	126,000	9,848,604
#	Albis Co., Ltd.	38,600	1,247,216
	Aohata Corp.	3,600	81,948
	Arcs Co., Ltd.	271,800	6,604,082
#	Ariake Japan Co., Ltd.	81,600	6,545,067
	Artnature, Inc.	138,200	931,791
	Axial Retailing, Inc.	102,000	3,906,745
	Belc Co., Ltd.	70,900	4,117,999
#	Bourbon Corp.	41,100	1,187,133
	Bull-Dog Sauce Co., Ltd.	1,500	31,341
#	C'BON COSMETICS Co., Ltd.	5,700	173,253
#	Cawachi, Ltd.	116,600	2,904,793
	Chubu Shiryo Co., Ltd.	180,300	3,635,953
#	Chuo Gyorui Co., Ltd.	9,800	254,110
	Ci:z Holdings Co., Ltd.	164,800	8,232,890
	Cocokara fine, Inc.	122,360	8,493,821
#	Como Co., Ltd.	2,000	46,302
	Cota Co., Ltd.	69,465	1,108,274
	Create SD Holdings Co., Ltd.	181,200	4,738,639
	Daikokutenbussan Co., Ltd.	39,900	2,066,439
	Delica Foods Holdings Co., Ltd.	29,000	417,714
	DyDo Group Holdings, Inc.	57,900	3,647,739
#	Earth Chemical Co., Ltd.	87,800	4,620,706

	Ebara Foods Industry, Inc.	14,900	$296,940
#	Eco's Co., Ltd.	55,300	646,046
#	Ensuiko Sugar Refining Co., Ltd.	86,200	217,025
	Feed One Co., Ltd.	899,040	1,830,736
*	First Baking Co., Ltd.	17,200	190,057
	Fuji Oil Holdings, Inc.	278,500	8,467,094
#	Fujicco Co., Ltd.	146,500	3,313,478
	Fujiya Co., Ltd.	38,200	915,924
	G-7 Holdings, Inc.	40,800	952,147
#*	Genky DrugStores Co., Ltd.	46,800	1,662,078
#	HABA Laboratories, Inc.	15,700	1,145,907
	Hagoromo Foods Corp.	39,000	497,829
	Halows Co., Ltd.	55,400	1,352,945
	Havix Corp.	8,800	83,513
	Hayashikane Sangyo Co., Ltd.	29,400	228,018
	Heiwado Co., Ltd.	192,000	4,659,035
	Hokkaido Coca-Cola Bottling Co., Ltd.	90,000	642,796
	Hokuryo Co., Ltd.	14,900	187,957
#	Hokuto Corp.	169,400	3,253,979
#	Ichimasa Kamaboko Co., Ltd.	26,200	295,532
#	Imuraya Group Co., Ltd.	49,400	1,842,242
	Inageya Co., Ltd.	175,800	2,961,658
	Itochu-Shokuhin Co., Ltd.	32,100	1,755,935
	Ivy Cosmetics Corp.	9,600	342,827
	Iwatsuka Confectionery Co., Ltd.	4,000	201,247
#	J-Oil Mills, Inc.	76,300	2,603,148
#	Japan Meat Co., Ltd.	51,600	942,609
	Kadoya Sesame Mills, Inc.	14,100	869,733
	Kakiyasu Honten Co., Ltd.	62,700	1,719,535
#	Kameda Seika Co., Ltd.	79,500	3,860,327
	Kaneko Seeds Co., Ltd.	38,600	564,071
	Kanemi Co., Ltd.	1,400	43,158
#	Kansai Super Market, Ltd.	68,100	718,431
	Kato Sangyo Co., Ltd.	162,900	5,718,934
#	Kenko Mayonnaise Co., Ltd.	88,200	2,967,258
#	Key Coffee, Inc.	128,600	2,553,878
	Kirindo Holdings Co., Ltd.	42,800	718,883
#	Kitanotatsujin Corp.	327,600	2,384,547
	Kobe Bussan Co., Ltd.	69,900	3,175,416
#	Kotobuki Spirits Co., Ltd.	126,100	6,659,697
	Kusuri no Aoki Holdings Co., Ltd.	85,900	6,226,995
#	Kyokuyo Co., Ltd.	66,099	2,388,535
#	Lacto Japan Co., Ltd.	21,200	719,697
	Life Corp.	157,800	4,410,561
	Mandom Corp.	208,800	7,304,950
	Marudai Food Co., Ltd.	747,000	3,569,581
	Maruha Nichiro Corp.	292,107	9,253,870
#	Maxvalu Nishinihon Co., Ltd.	20,700	347,624
#	Maxvalu Tokai Co., Ltd.	49,300	1,132,553
	Medical System Network Co., Ltd.	150,000	822,437
	Megmilk Snow Brand Co., Ltd.	358,200	9,729,013
#	Meito Sangyo Co., Ltd.	61,300	942,016
	Milbon Co., Ltd.	156,252	6,940,764

#	Ministop Co., Ltd.	109,500	$2,251,358
#	Mitsubishi Shokuhin Co., Ltd.	103,100	2,967,644
	Mitsui Sugar Co., Ltd.	110,870	4,263,525
	Miyoshi Oil & Fat Co., Ltd.	46,800	629,469
#	Morinaga & Co., Ltd.	4,500	198,539
	Morinaga Milk Industry Co., Ltd.	262,300	10,674,214
	Morishita Jintan Co., Ltd.	400	10,988
	Morozoff, Ltd.	20,100	1,270,591
	Nagatanien Holdings Co., Ltd.	157,000	2,158,476
#	Nakamuraya Co., Ltd.	27,600	1,230,433
#	Natori Co., Ltd.	60,700	1,108,733
#	Nichimo Co., Ltd.	17,000	288,024
	Nihon Chouzai Co., Ltd.	49,360	1,572,055
	Niitaka Co., Ltd.	2,860	49,029
	Nippon Beet Sugar Manufacturing Co., Ltd.	80,200	1,794,653
	Nippon Flour Mills Co., Ltd.	346,900	5,421,322
	Nippon Suisan Kaisha, Ltd.	2,033,400	10,589,529
	Nisshin Oillio Group, Ltd. (The)	182,700	5,096,772
	Nissin Sugar Co., Ltd.	112,100	2,247,602
	Nitto Fuji Flour Milling Co., Ltd.	6,800	306,817
	Noevir Holdings Co., Ltd.	91,100	6,758,432
	Oenon Holdings, Inc.	444,900	1,988,521
#	OIE Sangyo Co., Ltd.	20,900	260,226
	Okuwa Co., Ltd.	170,000	1,774,640
#	Olympic Group Corp.	67,800	361,430
#	OUG Holdings, Inc.	16,300	406,545
	Pickles Corp.	18,900	320,752
#	Plant Co., Ltd.	23,300	301,874
	Prima Meat Packers, Ltd.	944,000	5,312,618
	Qol Co., Ltd.	132,700	2,629,386
#	Retail Partners Co., Ltd.	93,600	1,329,755
	Riken Vitamin Co., Ltd.	71,100	2,775,619
	Rock Field Co., Ltd.	151,800	3,155,195
#	Rokko Butter Co., Ltd.	96,900	2,081,464
	S Foods, Inc.	88,662	3,669,206
#	S&B Foods, Inc.	16,299	1,754,453
	Sagami Rubber Industries Co., Ltd.	57,000	983,482
#	Sakata Seed Corp.	112,000	3,937,527
	San-A Co., Ltd.	120,800	6,958,927
#	Sapporo Holdings, Ltd.	428,100	12,528,417
	Shinobu Foods Products Co., Ltd.	1,600	12,367
#	Shoei Foods Corp.	77,200	2,949,556
#	Showa Sangyo Co., Ltd.	149,400	3,863,043
	Sogo Medical Co., Ltd.	128,000	3,604,537
	ST Corp.	58,600	1,260,006
#	Starzen Co., Ltd.	52,200	2,591,798
#	Takara Holdings, Inc.	1,048,200	11,654,016
	Tobu Store Co., Ltd.	19,000	537,751
	Toho Co., Ltd.	53,800	1,189,905
#	Tohto Suisan Co., Ltd.	18,099	337,444
	Torigoe Co., Ltd. (The)	102,200	918,549
	Toyo Sugar Refining Co., Ltd.	15,700	179,053
#	Transaction Co., Ltd.	98,600	951,268

#	United Super Markets Holdings, Inc.	346,400	$3,716,655
#	Uoriki Co., Ltd.	33,600	439,870
	Valor Holdings Co., Ltd.	235,300	6,425,640
	Warabeya Nichiyo Holdings Co., Ltd.	102,260	2,546,544
#	Watahan & Co., Ltd.	46,400	1,775,045
	YA-MAN, Ltd.	181,000	4,283,634
	Yaizu Suisankagaku Industry Co., Ltd.	49,800	594,469
#	Yakuodo Co., Ltd.	74,600	2,822,860
	Yamatane Corp.	70,100	1,231,222
	Yamaya Corp.	27,100	813,585
	Yamazawa Co., Ltd.	6,600	109,377
	Yaoko Co., Ltd.	132,100	7,103,554
#	Yokohama Reito Co., Ltd.	274,200	2,697,444
	Yomeishu Seizo Co., Ltd.	49,800	1,137,592
	Yuasa Funashoku Co., Ltd.	13,000	456,304
	Yutaka Foods Corp.	6,000	113,785
Total Consumer Staples			384,026,165

Energy — (0.7%)
#	BP Castrol K.K.	53,100	825,300
	Cosmo Energy Holdings Co., Ltd.	185,900	6,016,273
	Fuji Kosan Co., Ltd.	33,100	193,672
#	Fuji Oil Co., Ltd.	317,100	1,236,333
	Itochu Enex Co., Ltd.	323,000	3,056,100
#*	Japan Drilling Co., Ltd.	40,800	763,520
#	Japan Oil Transportation Co., Ltd.	13,900	422,049
	Japan Petroleum Exploration Co., Ltd.	216,900	4,935,939
#	Mitsuuroko Group Holdings Co., Ltd.	193,100	1,465,332
	Modec, Inc.	132,500	3,278,855
#	Nippon Coke & Engineering Co., Ltd.	1,114,100	1,133,935
	Sala Corp.	321,100	1,967,740
	San-Ai Oil Co., Ltd.	379,900	5,618,466
	Shinko Plantech Co., Ltd.	250,600	2,292,648
	Sinanen Holdings Co., Ltd.	53,100	1,313,912
	Toa Oil Co., Ltd.	444,000	713,677
	Toyo Kanetsu K.K.	56,800	1,636,559
Total Energy			36,870,310

Financials — (7.2%)
	77 Bank, Ltd. (The)	490,552	11,715,835
	Accretive Co., Ltd.	51,500	163,310
#	Advance Create Co., Ltd.	42,500	799,318
	Aichi Bank, Ltd. (The)	53,100	2,716,413
	Aizawa Securities Co., Ltd.	211,700	1,515,952
#	Akatsuki Corp.	109,000	466,083
	Akita Bank, Ltd. (The)	115,540	3,121,547
	Anicom Holdings, Inc.	106,700	4,426,254
#	Aomori Bank, Ltd. (The)	128,200	3,940,102
	Asax Co., Ltd.	1,700	29,735
	Awa Bank, Ltd. (The)	1,237,000	8,094,959
	Bank of Iwate, Ltd. (The)	112,100	4,531,940
	Bank of Kochi, Ltd. (The)	45,700	557,721

#	Bank of Nagoya, Ltd. (The)	98,330	$3,722,494
	Bank of Okinawa, Ltd. (The)	151,960	6,504,677
	Bank of Saga, Ltd. (The)	103,500	2,286,936
	Bank of the Ryukyus, Ltd.	227,380	3,515,585
#	Bank of Toyama, Ltd. (The)	11,500	422,027
	Chiba Kogyo Bank, Ltd. (The)	326,800	1,425,791
	Chugoku Bank, Ltd. (The)	184,400	2,198,134
#	Chukyo Bank, Ltd. (The)	70,000	1,546,135
*	Daisan Bank, Ltd. (The)	92,300	1,473,781
	Daishi Bank, Ltd. (The)	212,500	9,519,343
	Daito Bank, Ltd. (The)	87,300	1,033,624
#	DSB Co., Ltd.	61,300	377,762
	eGuarantee, Inc.	87,400	1,755,102
#	Ehime Bank, Ltd. (The)	209,900	2,514,157
	Eighteenth Bank, Ltd. (The)	1,048,000	2,721,444
	FIDEA Holdings Co., Ltd.	1,311,000	2,416,843
	Financial Products Group Co., Ltd.	439,000	5,750,356
#	First Bank of Toyama, Ltd. (The)	219,700	1,043,861
#	First Brothers Co., Ltd.	36,600	545,275
	Fukui Bank, Ltd. (The)	150,800	3,342,324
	Fukushima Bank, Ltd. (The)	162,000	1,178,985
#	Fuyo General Lease Co., Ltd.	123,400	8,419,498
#	GMO Financial Holdings, Inc.	146,900	997,521
*	Hirose Tusyo, Inc.	9,700	205,049
	Hiroshima Bank, Ltd. (The)	353,200	2,694,153
	Hokkoku Bank, Ltd. (The)	174,200	6,913,167
	Hokuetsu Bank, Ltd. (The)	131,600	2,927,049
	Hokuhoku Financial Group, Inc.	682,600	9,369,618
#	Hyakugo Bank, Ltd. (The)	1,626,009	7,819,890
#	Hyakujushi Bank, Ltd. (The)	1,493,000	5,080,701
#	IBJ Leasing Co., Ltd.	191,800	5,421,527
	Ichiyoshi Securities Co., Ltd.	254,800	2,947,666
	IwaiCosmo Holdings, Inc.	115,400	1,526,460
#	J Trust Co., Ltd.	410,700	2,689,170
	Jaccs Co., Ltd.	174,500	3,875,415
*	Jafco Co., Ltd.	220,200	10,283,647
#*	Japan Asia Investment Co., Ltd.	127,300	428,721
#	Japan Investment Adviser Co., Ltd.	66,700	2,798,828
	Japan Securities Finance Co., Ltd.	676,700	4,194,294
	Jimoto Holdings, Inc.	988,800	1,771,162
	Juroku Bank, Ltd. (The)	217,300	5,864,671
	kabu.com Securities Co., Ltd.	914,600	3,191,641
#*	Kansai Urban Banking Corp.	169,500	2,230,158
	Keiyo Bank, Ltd. (The)	1,459,000	6,586,613
#	Kita-Nippon Bank, Ltd. (The)	50,906	1,437,228
	Kiyo Bank, Ltd. (The)	386,490	6,233,850
#	Kosei Securities Co., Ltd. (The)	31,999	427,450
#	Kyokuto Securities Co., Ltd.	155,800	2,213,046
	Kyushu Financial Group, Inc.	52,627	262,839
*	Lifenet Insurance Co.	54,900	231,245
#*	M&A Capital Partners Co., Ltd.	41,900	3,548,017
#	Marusan Securities Co., Ltd.	307,900	2,955,188
#	Matsui Securities Co., Ltd.	773,800	6,998,340

#	Mercuria Investment Co., Ltd.	36,500	$377,769
#	Michinoku Bank, Ltd. (The)	101,998	1,682,912
*	Mie Bank, Ltd. (The)	61,900	1,365,634
#*	Minato Bank, Ltd. (The)	116,900	2,307,128
	Mito Securities Co., Ltd.	424,800	1,702,667
	Miyazaki Bank, Ltd. (The)	101,200	3,189,848
#	Monex Group, Inc.	1,286,400	4,176,856
#	Money Partners Group Co., Ltd.	155,400	616,778
	Musashino Bank, Ltd. (The)	198,000	6,357,789
#	Nagano Bank, Ltd. (The)	52,599	917,219
	Nanto Bank, Ltd. (The)	199,300	5,442,156
#	NEC Capital Solutions, Ltd.	62,200	1,231,878
	Newton Financial Consulting, Inc.	3,100	62,142
	Nishi-Nippon Financial Holdings, Inc.	843,300	9,970,093
	North Pacific Bank, Ltd.	2,096,400	7,079,058
#	OAK Capital Corp.	342,700	853,884
	Ogaki Kyoritsu Bank, Ltd. (The)	290,700	7,414,578
	Oita Bank, Ltd. (The)	101,489	3,791,738
#	Okasan Securities Group, Inc.	1,096,000	6,557,725
#	Ricoh Leasing Co., Ltd.	97,200	3,221,165
	San-In Godo Bank, Ltd. (The)	938,600	8,395,954
#*	Sawada Holdings Co., Ltd.	146,200	1,367,714
	Senshu Ikeda Holdings, Inc.	1,609,800	6,167,695
#	Shiga Bank, Ltd. (The)	1,546,000	7,902,302
	Shikoku Bank, Ltd. (The)	246,600	3,511,577
#	Shimane Bank, Ltd. (The)	24,900	325,894
	Shimizu Bank, Ltd. (The)	52,700	1,484,422
#	Sparx Group Co., Ltd.	623,300	1,678,234
#	Strike Co., Ltd.	16,700	1,032,570
#	Taiko Bank, Ltd. (The)	34,100	730,020
	Tochigi Bank, Ltd. (The)	672,700	2,603,235
	Toho Bank, Ltd. (The)	1,291,900	4,999,387
	Tohoku Bank, Ltd. (The)	61,100	834,974
#	Tokai Tokyo Financial Holdings, Inc.	1,447,500	10,039,480
#	Tokyo TY Financial Group, Inc.	196,638	4,741,304
#	Tomato Bank, Ltd.	54,700	793,741
	TOMONY Holdings, Inc.	989,350	4,490,254
	Tottori Bank, Ltd. (The)	57,700	935,036
	Towa Bank, Ltd. (The)	224,300	3,017,787
#	Toyo Securities Co., Ltd.	461,000	1,281,872
	Tsukuba Bank, Ltd.	534,200	1,786,880
#	Yamagata Bank, Ltd. (The)	204,300	4,625,291
	Yamanashi Chuo Bank, Ltd. (The)	1,056,000	4,380,556
Total Financials			365,362,823

Health Care — (4.4%)
#	Advantage Risk Management Co., Ltd.	42,200	544,979
	As One Corp.	86,768	5,566,255
	ASKA Pharmaceutical Co., Ltd.	164,300	2,593,988
	Biofermin Pharmaceutical Co., Ltd.	23,700	639,562
	BML, Inc.	150,000	3,910,907
	CMIC Holdings Co., Ltd.	79,200	2,064,546

	Create Medic Co., Ltd.	41,200	$435,219
#	Daiken Medical Co., Ltd.	120,900	878,192
	Daito Pharmaceutical Co., Ltd.	76,980	2,780,865
#	Dvx, Inc.	45,800	547,904
	Eiken Chemical Co., Ltd.	217,000	5,480,127
#	Elan Corp.	44,700	999,865
	EM Systems Co., Ltd.	121,600	1,521,653
	EPS Holdings, Inc.	217,700	4,469,494
	Falco Holdings Co., Ltd.	55,100	972,276
#	FINDEX, Inc.	124,100	821,552
	Fuji Pharma Co., Ltd.	49,800	2,281,003
	Fukuda Denshi Co., Ltd.	37,500	2,767,684
	Fuso Pharmaceutical Industries, Ltd.	44,800	1,201,503
#	Hogy Medical Co., Ltd.	156,400	6,317,129
#	I'rom Group Co., Ltd.	43,400	1,253,861
#	Iwaki & Co., Ltd.	193,000	763,716
*	Japan Animal Referral Medical Center Co., Ltd.	6,200	180,929
	Japan Lifeline Co., Ltd.	81,800	2,340,720
#	Japan Medical Dynamic Marketing, Inc.	115,600	1,072,687
	JCR Pharmaceuticals Co., Ltd.	94,500	5,172,434
	Jeol, Ltd.	258,000	2,384,647
#	JMS Co., Ltd.	111,657	659,730
	Kanamic Network Co., Ltd.	29,600	586,131
	Kawasumi Laboratories, Inc.	96,180	796,269
	Kissei Pharmaceutical Co., Ltd.	181,700	4,937,536
	KYORIN Holdings, Inc.	281,400	5,316,619
#	Linical Co., Ltd.	68,200	1,342,554
	Mani, Inc.	154,700	6,094,242
#*	Medical Data Vision Co., Ltd.	55,500	2,414,945
#	Medius Holdings Co., Ltd.	62,100	612,352
	Menicon Co., Ltd.	172,800	4,391,627
	Miraca Holdings, Inc.	210,300	8,281,321
	Mizuho Medy Co., Ltd.	5,100	321,515
	Mochida Pharmaceutical Co., Ltd.	88,999	6,330,347
#	N Field Co., Ltd.	85,200	1,570,172
	Nagaileben Co., Ltd.	51,200	1,423,025
	Nakanishi, Inc.	353,100	7,158,921
#	ND Software Co., Ltd.	9,600	100,391
#	Nichi-iko Pharmaceutical Co., Ltd.	326,450	5,089,124
	NichiiGakkan Co., Ltd.	271,300	3,076,639
	Nihon Kohden Corp.	318,900	9,088,477
	Nikkiso Co., Ltd.	472,400	4,958,037
	Nippon Chemiphar Co., Ltd.	17,100	751,808
#	Nipro Corp.	630,500	9,273,976
	Nissui Pharmaceutical Co., Ltd.	80,300	1,045,892
#	Ohki Healthcare Holdings Co., Ltd.	6,600	105,317
	Paramount Bed Holdings Co., Ltd.	116,100	5,901,060
#	Rion Co., Ltd.	60,200	1,562,911
#	Sawai Pharmaceutical Co., Ltd.	282,700	12,431,731
#	Seed Co., Ltd.	35,400	2,274,109
#	Seikagaku Corp.	161,800	2,960,405
#*	Shin Nippon Biomedical Laboratories, Ltd.	154,200	853,691
	Ship Healthcare Holdings, Inc.	300,500	10,674,257

#	Shofu, Inc.	63,800	$878,515
	Software Service, Inc.	18,000	1,493,301
#	Solasto Corp.	114,800	3,110,523
#	St-Care Holding Corp.	82,800	576,905
#	Techno Medica Co., Ltd.	28,800	549,893
#	Toho Holdings Co., Ltd.	349,200	8,295,548
	Tokai Corp.	149,300	3,091,888
	Torii Pharmaceutical Co., Ltd.	102,700	2,732,363
	Towa Pharmaceutical Co., Ltd.	60,700	3,866,994
	Tsukui Corp.	367,500	2,848,708
#	Uchiyama Holdings Co., Ltd.	26,400	149,797
	UNIMAT Retirement Community Co., Ltd.	19,100	311,640
#	Value HR Co., Ltd.	20,500	362,296
	Vital KSK Holdings, Inc.	282,400	2,798,945
#	Wakamoto Pharmaceutical Co., Ltd.	107,000	287,651
	WIN-Partners Co., Ltd.	113,000	1,605,286
	ZERIA Pharmaceutical Co., Ltd.	199,699	4,033,892
Total Health Care			219,342,973

Industrials — (25.2%)
#	A&A Material Corp.	26,000	303,150
#	Abist Co., Ltd.	20,200	977,030
	ACKG, Ltd.	1,900	31,993
#	Advan Co., Ltd.	146,800	1,351,647
#	Advanex, Inc.	22,099	833,805
	Aeon Delight Co., Ltd.	145,700	5,287,414
	Aica Kogyo Co., Ltd.	264,800	9,749,471
#	Aichi Corp.	235,300	1,597,098
	Aida Engineering, Ltd.	356,300	4,367,704
	Airtech Japan, Ltd.	20,400	167,594
	AIT Corp.	66,800	739,128
#	Ajis Co., Ltd.	30,300	870,602
#	Alconix Corp.	156,900	3,123,205
#	Alinco, Inc.	90,500	941,438
	Alps Logistics Co., Ltd.	115,100	1,022,783
	Altech Corp.	103,700	2,412,548
#	Anest Iwata Corp.	222,700	2,448,133
#*	Arrk Corp.	466,800	556,061
	Asahi Diamond Industrial Co., Ltd.	377,800	3,979,594
#	Asahi Kogyosha Co., Ltd.	30,100	993,532
	Asanuma Corp.	465,000	1,749,018
#	Asukanet Co., Ltd.	66,700	929,186
#	Asunaro Aoki Construction Co., Ltd.	138,400	1,311,581
	Bando Chemical Industries, Ltd.	246,400	2,839,108
	BayCurrent Consulting, Inc.	75,200	2,427,378
	Bell System24 Holdings, Inc.	228,400	3,336,961
#	Benefit One, Inc.	212,900	5,909,579
#	Br Holdings Corp.	164,900	612,500
	Bunka Shutter Co., Ltd.	384,500	3,762,983
	Canare Electric Co., Ltd.	22,700	468,456
#	Career Co., Ltd.	16,400	606,408
	Career Design Center Co., Ltd.	34,700	652,521

#	Central Glass Co., Ltd.	242,800	$5,590,896
	Central Security Patrols Co., Ltd.	51,900	1,405,790
#	Chilled & Frozen Logistics Holdings Co., Ltd.	81,300	1,158,612
#	Chiyoda Corp.	753,000	7,048,498
	Chiyoda Integre Co., Ltd.	83,500	1,984,549
	Chodai Co., Ltd.	3,900	29,890
	Chudenko Corp.	207,700	5,618,646
#	Chugai Ro Co., Ltd.	43,800	1,221,929
	Chuo Warehouse Co., Ltd.	4,400	46,314
	CKD Corp.	362,900	7,898,554
	CMC Corp.	5,100	141,668
#	Comany, Inc.	4,700	65,704
	Cosel Co., Ltd.	131,400	1,806,257
#	Creek & River Co., Ltd.	72,700	735,002
	CTI Engineering Co., Ltd.	83,400	1,138,281
#	CTS Co., Ltd.	160,400	1,197,134
	Dai-Dan Co., Ltd.	110,000	2,446,125
	Dai-Ichi Cutter Kogyo KK	10,200	205,472
#	Daido Kogyo Co., Ltd.	53,000	727,731
#	Daihatsu Diesel Manufacturing Co., Ltd.	114,000	937,881
	Daihen Corp.	646,000	4,917,773
	Daiho Corp.	611,000	3,487,026
	Daiichi Jitsugyo Co., Ltd.	62,300	1,805,430
	Daiichi Kensetsu Corp.	20,300	338,630
#	Daiki Axis Co., Ltd.	44,300	668,483
*	Daikokuya Holdings Co., Ltd.	115,500	71,196
	Daiohs Corp.	8,200	95,341
	Daiseki Co., Ltd.	235,863	6,587,155
#	Daiseki Eco. Solution Co., Ltd.	43,659	417,359
	Daisue Construction Co., Ltd.	53,200	527,147
	Daiwa Industries, Ltd.	204,500	2,460,593
	Denyo Co., Ltd.	118,700	2,131,591
	DMG Mori Co., Ltd.	403,500	7,602,269
	DMW Corp.	4,800	106,032
	Duskin Co., Ltd.	258,300	6,447,062
	Ebara Jitsugyo Co., Ltd.	40,900	860,345
#	EF-ON, Inc.	80,900	991,074
	Eidai Co., Ltd.	152,000	785,334
	en-japan, Inc.	114,300	6,499,645
#*	EnBio Holdings, Inc.	20,900	407,835
	Endo Lighting Corp.	71,400	721,239
#*	Enshu, Ltd.	301,000	452,003
#	EPCO Co., Ltd.	29,500	388,471
°#*	Escrow Agent Japan Co., Ltd.	149,600	651,196
#	F&M Co., Ltd.	40,500	486,770
#*	FDK Corp.	589,000	1,058,677
#	Freund Corp.	75,300	650,067
	Fudo Tetra Corp.	1,193,300	2,131,340
	Fuji Die Co., Ltd.	59,400	580,226
#	Fuji Machine Manufacturing Co., Ltd.	433,900	8,564,334
	Fujikura, Ltd.	842,400	5,685,902
	Fujimak Corp.	3,400	87,724
#	Fujisash Co., Ltd.	620,800	576,350

	Fujitec Co., Ltd.	412,900	$5,506,162
	Fukuda Corp.	77,200	4,793,763
	Fukushima Industries Corp.	81,300	3,550,156
	Fukuvi Chemical Industry Co., Ltd.	10,600	80,881
	Fukuyama Transporting Co., Ltd.	196,180	8,568,971
#	FULLCAST Holdings Co., Ltd.	135,300	3,346,659
	Funai Soken Holdings, Inc.	225,690	4,784,694
#	Furukawa Co., Ltd.	228,600	4,280,122
	Furusato Industries, Ltd.	65,100	1,128,028
#	Futaba Corp.	239,700	4,958,022
	Gecoss Corp.	96,400	992,033
#	Giken, Ltd.	86,100	2,435,032
	Glory, Ltd.	243,900	8,752,337
#	GS Yuasa Corp.	2,157,000	11,718,189
	Hamakyorex Co., Ltd.	108,300	3,648,763
	Hanwa Co., Ltd.	244,200	10,141,919
	Hashimoto Sogyo Holdings Co., Ltd.	2,000	32,942
#	Hazama Ando Corp.	1,189,100	9,023,048
#	Helios Techno Holdings Co., Ltd.	33,800	292,868
	Hibiya Engineering, Ltd.	144,700	2,704,954
#	Hirakawa Hewtech Corp.	72,600	921,776
#	Hirano Tecseed Co., Ltd.	75,900	1,935,561
#	Hirata Corp.	55,200	5,033,086
	Hisaka Works, Ltd.	157,600	1,546,706
#	Hitachi Zosen Corp.	1,193,579	6,187,674
#	Hito Communications, Inc.	50,000	857,606
#	Hoden Seimitsu Kako Kenkyusho Co., Ltd.	30,400	431,690
	Hokuetsu Industries Co., Ltd.	139,900	1,518,560
#	Hokuriku Electrical Construction Co., Ltd.	73,600	807,184
	Hosokawa Micron Corp.	49,100	3,382,077
#	Howa Machinery, Ltd.	83,400	848,549
	HyAS&Co, Inc.	30,100	185,142
#	Ichikawa Co., Ltd.	5,000	16,800
#	Ichiken Co., Ltd.	33,900	783,927
#	Ichinen Holdings Co., Ltd.	131,100	1,835,880
#	Idec Corp.	200,200	4,880,452
	Ihara Science Corp.	47,400	1,140,432
	Iino Kaiun Kaisha, Ltd.	664,400	3,156,494
	Inaba Denki Sangyo Co., Ltd.	166,600	7,364,732
#	Inaba Seisakusho Co., Ltd.	64,400	817,892
	Inabata & Co., Ltd.	278,100	4,179,158
	Insource Co., Ltd.	16,600	756,858
#	Interworks, Inc.	8,400	82,533
#	Inui Global Logistics Co., Ltd.	147,680	1,201,832
	IR Japan Holdings, Ltd.	27,100	628,227
	Iseki & Co., Ltd.	126,900	2,536,324
#	Ishii Iron Works Co., Ltd.	11,000	200,239
#	Isolite Insulating Products Co., Ltd.	67,700	514,489
	Itoki Corp.	257,700	1,663,175
	Iwaki Co., Ltd.	18,800	606,689
#	Iwasaki Electric Co., Ltd.	37,200	576,622
	Iwatani Corp.	248,300	9,169,783
	JAC Recruitment Co., Ltd.	100,000	2,135,239

#	Jalux, Inc.	45,800	$1,366,059
#	Jamco Corp.	68,400	1,426,907
	Japan Asia Group, Ltd.	138,100	689,738
	Japan Foundation Engineering Co., Ltd.	165,900	633,703
	Japan Pulp & Paper Co., Ltd.	66,600	2,749,579
	Japan Steel Works, Ltd. (The)	445,900	14,656,178
	Japan Transcity Corp.	242,000	1,072,684
#	JK Holdings Co., Ltd.	104,640	921,502
	Juki Corp.	198,700	2,799,635
	Kamei Corp.	138,000	1,904,809
	Kanaden Corp.	124,200	1,667,544
	Kanagawa Chuo Kotsu Co., Ltd.	42,000	1,520,137
	Kanamoto Co., Ltd.	205,100	6,930,583
	Kandenko Co., Ltd.	611,700	7,010,470
	Kanematsu Corp.	522,325	7,045,360
#	Katakura Industries Co., Ltd.	161,500	2,128,925
#	Kato Works Co., Ltd.	62,800	1,430,244
#	KAWADA TECHNOLOGIES, Inc.	48,400	2,622,588
	Kawagishi Bridge Works Co., Ltd.	11,200	489,915
	Kawanishi Warehouse Co., Ltd.	1,700	29,138
	Kawasaki Kinkai Kisen Kaisha, Ltd.	9,599	331,481
#*	Kawasaki Kisen Kaisha, Ltd.	530,400	12,386,642
#	Keihin Co., Ltd.	24,900	398,117
	KFC, Ltd.	5,000	96,527
#*	KI Holdings Co., Ltd.	109,000	476,736
	Kimura Chemical Plants Co., Ltd.	115,200	533,189
	Kimura Unity Co., Ltd.	7,800	82,455
	King Jim Co., Ltd.	97,300	937,858
#*	Kinki Sharyo Co., Ltd. (The)	24,999	576,499
	Kintetsu World Express, Inc.	257,900	4,803,123
	Kitagawa Iron Works Co., Ltd.	57,300	1,480,079
	Kitano Construction Corp.	305,000	1,164,106
	Kito Corp.	130,600	2,441,670
	Kitz Corp.	623,900	5,386,477
	Kobayashi Metals, Ltd.	7,900	26,991
*	Kobe Electric Railway Co., Ltd.	24,699	902,427
#	Kobelco Eco-Solutions Co., Ltd.	21,399	399,230
#	Koike Sanso Kogyo Co., Ltd.	14,500	395,274
#	Kokusai Co., Ltd.	51,600	458,952
	Kokuyo Co., Ltd.	558,125	10,852,801
	KOMAIHALTEC, Inc.	25,700	615,011
	Komatsu Wall Industry Co., Ltd.	49,100	1,309,645
	Komori Corp.	388,800	4,937,555
#	Kondotec, Inc.	131,000	1,152,834
	Konoike Transport Co., Ltd.	174,100	2,998,151
#	Kosaido Co., Ltd.	231,200	1,265,240
#	KRS Corp.	41,500	1,032,845
#	Kumagai Gumi Co., Ltd.	235,800	7,433,752
	Kyodo Printing Co., Ltd.	50,600	1,566,576
#	Kyokuto Boeki Kaisha, Ltd.	193,000	862,214
	Kyokuto Kaihatsu Kogyo Co., Ltd.	207,000	3,060,844
#	Kyoritsu Printing Co., Ltd.	195,100	658,661
	Kyowa Exeo Corp.	272,400	7,291,506

#	Like Co., Ltd.	63,100	$1,315,081
#	Link And Motivation, Inc.	223,900	2,725,303
	Lonseal Corp.	13,900	308,839
	Luckland Co., Ltd.	24,100	538,390
	Maeda Corp.	885,600	10,346,610
	Maeda Kosen Co., Ltd.	134,400	2,192,257
	Maeda Road Construction Co., Ltd.	420,000	8,437,526
	Maezawa Industries, Inc.	25,300	95,328
#	Maezawa Kasei Industries Co., Ltd.	79,400	873,410
	Maezawa Kyuso Industries Co., Ltd.	65,700	1,221,601
	Makino Milling Machine Co., Ltd.	685,000	6,484,590
	Marubeni Construction Material Lease Co., Ltd.	50,000	110,496
	Marufuji Sheet Piling Co., Ltd.	11,800	332,381
	Maruka Machinery Co., Ltd.	40,600	768,130
#	Marumae Co., Ltd.	40,300	653,277
#	Maruwa Unyu Kikan Co., Ltd.	75,400	2,256,551
	Maruyama Manufacturing Co., Inc.	27,900	493,383
	Maruzen Co., Ltd.	64,000	1,451,615
	Maruzen Showa Unyu Co., Ltd.	363,000	1,779,429
	Matsuda Sangyo Co., Ltd.	102,182	1,844,239
	Matsui Construction Co., Ltd.	135,300	1,009,363
	Max Co., Ltd.	206,800	2,659,318
	Meidensha Corp.	1,291,050	4,972,434
	Meiji Electric Industries Co., Ltd.	48,200	798,033
	Meiji Shipping Co., Ltd.	111,000	451,563
	Meisei Industrial Co., Ltd.	251,000	1,715,290
	Meitec Corp.	165,800	9,082,293
#	Meiwa Corp.	173,800	816,988
	Mesco, Inc.	29,800	382,652
	METAWATER Co., Ltd.	80,800	2,539,502
#	Mie Kotsu Group Holdings, Inc.	336,600	1,608,946
	Mirait Holdings Corp.	371,685	5,943,969
#	Mitani Corp.	72,900	3,359,856
#	Mitani Sangyo Co., Ltd.	29,500	123,386
#	Mitsubishi Kakoki Kaisha, Ltd.	37,900	794,991
	Mitsubishi Logisnext Co., Ltd.	212,200	1,774,131
#	Mitsubishi Logistics Corp.	241,100	5,075,308
	Mitsubishi Pencil Co., Ltd.	259,400	5,892,503
	Mitsuboshi Belting, Ltd.	319,000	3,553,913
#	Mitsui Engineering & Shipbuilding Co., Ltd.	529,100	8,706,187
#	Mitsui Matsushima Co., Ltd.	72,100	1,025,757
*	Mitsui-Soko Holdings Co., Ltd.	735,000	2,359,636
#	Mitsumura Printing Co., Ltd.	9,300	215,685
#	Miyaji Engineering Group, Inc.	38,518	740,126
#	Mori-Gumi Co., Ltd.	69,500	361,191
	Morita Holdings Corp.	201,300	3,830,921
#	Musashi Co., Ltd.	4,400	84,314
#	NAC Co., Ltd.	77,300	699,274
	Nachi-Fujikoshi Corp.	1,262,000	7,663,290
#	Nadex Co., Ltd.	36,300	417,199
	Nagase & Co., Ltd.	594,700	10,111,342
	Naigai Trans Line, Ltd.	39,800	699,397
	Nakabayashi Co., Ltd.	126,600	738,116

	Nakakita Seisakusho Co., Ltd.	3,700	$130,794
#	Nakamoto Packs Co., Ltd.	32,000	616,045
#*	Nakamura Choukou Co., Ltd.	20,600	1,033,128
	Nakanishi Manufacturing Co., Ltd.	5,700	80,592
#	Nakano Corp.	98,800	588,905
	Nakano Refrigerators Co., Ltd.	1,300	58,790
#	Namura Shipbuilding Co., Ltd.	377,028	2,121,212
	Narasaki Sangyo Co., Ltd.	127,000	478,993
	NDS Co., Ltd.	33,600	1,451,540
	Nichias Corp.	800,000	10,158,812
	Nichiban Co., Ltd.	78,100	2,534,348
	Nichiden Corp.	89,600	1,761,351
	Nichiha Corp.	189,280	7,169,141
	Nichireki Co., Ltd.	162,100	1,846,389
	Nihon Dengi Co., Ltd.	29,100	759,257
#	Nihon Flush Co., Ltd.	61,200	1,400,487
#	Nikkato Corp.	54,700	512,502
	Nikko Co., Ltd.	36,700	806,863
	Nikkon Holdings Co., Ltd.	388,100	10,242,916
	Nippi, Inc.	11,500	471,959
	Nippo Corp.	198,000	4,463,605
	Nippon Air Conditioning Services Co., Ltd.	188,100	1,333,734
#	Nippon Aqua Co., Ltd.	108,500	430,666
	Nippon Concept Corp.	32,900	458,585
	Nippon Densetsu Kogyo Co., Ltd.	221,900	4,368,179
	Nippon Dry-Chemical Co., Ltd.	900	20,376
#	Nippon Filcon Co., Ltd.	80,500	500,077
	Nippon Hume Corp.	140,000	1,037,311
	Nippon Kanzai Co., Ltd.	106,900	2,113,545
	Nippon Koei Co., Ltd.	87,900	2,701,198
	Nippon Parking Development Co., Ltd.	1,338,100	2,219,018
	Nippon Rietec Co., Ltd.	8,300	113,660
	Nippon Road Co., Ltd. (The)	46,100	2,276,321
#	Nippon Seisen Co., Ltd.	21,800	1,007,814
#*	Nippon Sharyo, Ltd.	452,000	1,279,243
#*	Nippon Sheet Glass Co., Ltd.	632,100	5,070,079
	Nippon Steel & Sumikin Bussan Corp.	92,860	5,140,382
#	Nippon Thompson Co., Ltd.	383,000	3,113,516
	Nippon Tungsten Co., Ltd.	6,699	176,807
#	Nishi-Nippon Railroad Co., Ltd.	436,100	11,378,114
	Nishimatsu Construction Co., Ltd.	358,800	8,928,001
	Nishio Rent All Co., Ltd.	117,700	3,663,811
#	Nissei ASB Machine Co., Ltd.	52,300	3,614,846
#	Nissei Corp.	38,900	490,373
	Nissei Plastic Industrial Co., Ltd.	175,800	2,411,756
#	Nisshinbo Holdings, Inc.	911,080	12,338,969
	Nissin Corp.	103,900	2,738,466
	Nissin Electric Co., Ltd.	404,400	3,797,205
	Nitta Corp.	134,200	5,053,873
	Nitto Boseki Co., Ltd.	197,900	4,246,978
	Nitto Kogyo Corp.	190,100	2,945,422
	Nitto Kohki Co., Ltd.	70,200	1,950,044
	Nitto Seiko Co., Ltd.	193,400	1,303,779

	Nittoc Construction Co., Ltd.	173,600	$1,020,911
	Nittoku Engineering Co., Ltd.	95,400	3,579,447
	NJS Co., Ltd.	39,300	595,957
#	nms Holdings Co.	69,000	577,893
	Noda Corp.	145,800	1,961,857
#	Nomura Co., Ltd.	266,500	5,716,134
	Noritake Co., Ltd.	75,800	3,246,214
	Noritz Corp.	188,900	3,428,042
	NS Tool Co., Ltd.	48,000	1,354,063
	NS United Kaiun Kaisha, Ltd.	70,100	1,410,867
#	NTN Corp.	905,900	3,789,566
	Obara Group, Inc.	76,000	4,472,318
	Ochi Holdings Co., Ltd.	4,700	64,381
	Odelic Co., Ltd.	24,700	1,033,843
#	Ohba Co., Ltd.	88,400	535,683
#	Ohmoto Gumi Co., Ltd.	4,100	198,677
#	Oiles Corp.	143,150	3,065,932
	Okabe Co., Ltd.	246,000	2,280,946
#	Okada Aiyon Corp.	32,200	427,312
#	Okamoto Machine Tool Works, Ltd.	25,399	778,022
	Okamura Corp.	485,000	6,680,753
#	OKK Corp.	49,500	512,379
	OKUMA Corp.	169,800	9,983,561
	Okumura Corp.	213,480	8,345,252
	Onoken Co., Ltd.	108,500	1,913,317
	Organo Corp.	48,300	1,465,599
	Origin Electric Co., Ltd.	34,600	555,281
	OSG Corp.	437,800	10,000,270
#	OSJB Holdings Corp.	873,300	2,388,841
	Outsourcing, Inc.	542,500	9,490,178
	Oyo Corp.	147,700	2,076,154
#	Paraca, Inc.	34,500	766,317
	Parker Corp.	34,000	201,497
#*	Pasco Corp.	137,000	403,632
	Pasona Group, Inc.	115,100	2,492,901
#	Pegasus Sewing Machine Manufacturing Co., Ltd.	140,500	972,357
	Penta-Ocean Construction Co., Ltd.	1,921,500	14,176,556
	Pilot Corp.	237,000	13,262,457
#	Prestige International, Inc.	314,500	3,849,773
#	Pronexus, Inc.	125,000	1,533,987
#	PS Mitsubishi Construction Co., Ltd.	216,100	1,441,496
	Punch Industry Co., Ltd.	116,000	1,236,181
	Quick Co., Ltd.	67,700	1,198,050
	Raito Kogyo Co., Ltd.	328,900	3,479,484
	Rasa Corp.	56,800	487,095
#*	Refinverse, Inc.	6,800	176,308
#	Relia, Inc.	292,400	3,575,663
	Rheon Automatic Machinery Co., Ltd.	114,800	2,305,206
	Rix Corp.	16,300	312,125
	Ryobi, Ltd.	180,240	4,781,241
#	S LINE Co., Ltd.	22,500	278,273
	S-Pool, Inc.	10,200	136,031
#	Sakai Heavy Industries, Ltd.	26,800	1,187,376

#	Sakai Moving Service Co., Ltd.	71,600	$3,725,873
*	Sanix, Inc.	173,800	432,930
	Sanki Engineering Co., Ltd.	284,500	3,194,704
	Sanko Gosei, Ltd.	113,400	633,095
#	Sanko Metal Industrial Co., Ltd.	14,300	498,927
	Sankyo Tateyama, Inc.	173,700	2,583,697
	Sankyu, Inc.	105,900	5,269,358
#	Sanoyas Holdings Corp.	159,500	382,591
	Sansei Technologies, Inc.	66,000	758,625
#	Sansha Electric Manufacturing Co., Ltd.	65,200	1,002,847
	Sanyo Denki Co., Ltd.	59,700	4,629,430
#	Sanyo Engineering & Construction, Inc.	72,700	547,395
	Sanyo Industries, Ltd.	9,900	196,880
#	Sanyo Trading Co., Ltd.	81,700	1,534,876
	Sata Construction Co., Ltd.	88,499	384,977
	Sato Holdings Corp.	161,100	5,185,313
	Sato Shoji Corp.	88,200	977,307
	Sawafuji Electric Co., Ltd.	6,200	115,416
	SBS Holdings, Inc.	134,300	1,753,123
#	SEC Carbon, Ltd.	11,700	796,870
#	Secom Joshinetsu Co., Ltd.	32,000	1,128,020
	Seibu Electric & Machinery Co., Ltd.	2,800	32,438
#	Seibu Electric Industry Co., Ltd.	24,400	658,247
#	Seika Corp.	68,600	1,714,370
	Seikitokyu Kogyo Co., Ltd.	203,400	1,351,061
	Sekisui Jushi Corp.	204,200	4,446,648
	Senko Group Holdings Co., Ltd.	709,600	5,552,613
#	Senshu Electric Co., Ltd.	53,700	1,647,952
	Shibusawa Warehouse Co., Ltd. (The)	62,300	1,049,103
	Shibuya Corp.	108,000	3,856,549
	Shima Seiki Manufacturing, Ltd.	37,400	2,627,145
	Shin Nippon Air Technologies Co., Ltd.	90,680	1,357,819
#	Shin-Keisei Electric Railway Co., Ltd.	39,999	836,828
	Shinmaywa Industries, Ltd.	522,700	4,323,422
	Shinnihon Corp.	185,000	1,996,675
#	Shinsho Corp.	35,500	1,234,870
	Shinwa Co., Ltd.	61,500	1,296,035
*	Shoko Co., Ltd.	444,000	464,105
	Showa Aircraft Industry Co., Ltd.	48,937	594,630
#	SIGMAXYZ, Inc.	65,000	1,225,132
#	Sinfonia Technology Co., Ltd.	806,000	2,784,549
	Sinko Industries, Ltd.	123,800	1,970,279
	Sintokogio, Ltd.	301,000	3,154,133
#	Soda Nikka Co., Ltd.	115,500	865,189
#	Sodick Co., Ltd.	304,000	3,989,231
#	Space Co., Ltd.	94,562	1,309,554
#	Srg Takamiya Co., Ltd.	127,200	773,257
#	Star Micronics Co., Ltd.	214,600	3,983,216
#	Subaru Enterprise Co., Ltd.	8,500	531,945
	Sugimoto & Co., Ltd.	64,800	1,147,470
#	Sumiseki Holdings, Inc.	379,600	564,789
	Sumitomo Densetsu Co., Ltd.	120,900	2,424,590
	Sumitomo Mitsui Construction Co., Ltd.	1,144,540	6,855,219

	Sumitomo Precision Products Co., Ltd.	221,000	$825,483
	Sumitomo Warehouse Co., Ltd. (The)	778,000	5,177,526
	SWCC Showa Holdings Co., Ltd.	156,200	1,388,724
#	Tacmina Corp.	14,200	213,750
#	Tadano, Ltd.	607,400	9,150,508
#	Taihei Dengyo Kaisha, Ltd.	110,700	2,822,710
#	Taiheiyo Kouhatsu, Inc.	44,200	431,530
	Taikisha, Ltd.	165,400	5,424,703
	Taisei Oncho Co., Ltd.	11,300	224,732
	Takadakiko Co., Ltd.	7,500	243,846
*	Takagi Seiko Corp.	10,800	380,195
	Takamatsu Construction Group Co., Ltd.	90,700	2,596,480
	Takamatsu Machinery Co., Ltd.	21,600	240,858
	Takano Co., Ltd.	57,200	499,714
#	Takaoka Toko Co., Ltd.	76,820	1,230,111
#	Takara Printing Co., Ltd.	52,755	948,548
	Takara Standard Co., Ltd.	242,800	4,117,846
	Takasago Thermal Engineering Co., Ltd.	326,000	6,048,291
#	Takashima & Co., Ltd.	26,600	550,167
#	Takeei Corp.	148,100	1,800,512
#	Takeuchi Manufacturing Co., Ltd.	245,900	5,460,010
	Takigami Steel Construction Co., Ltd. (The)	5,300	285,201
#	Takisawa Machine Tool Co., Ltd.	40,300	750,487
	Takuma Co., Ltd.	477,600	5,255,285
#	Tanabe Engineering Corp.	39,500	409,817
	Tanabe Management Consulting Co., Ltd.	5,100	89,853
	Tanseisha Co., Ltd.	223,349	2,720,420
	Tatsuta Electric Wire and Cable Co., Ltd.	290,800	1,769,678
	TECHNO ASSOCIE Co., Ltd.	56,800	703,271
	Techno Ryowa, Ltd.	71,390	559,228
#	Techno Smart Corp.	51,800	604,417
	TechnoPro Holdings, Inc.	241,800	14,594,226
	Teikoku Electric Manufacturing Co., Ltd.	127,200	1,930,999
	Teikoku Sen-I Co., Ltd.	125,100	2,413,003
#	Tekken Corp.	76,400	2,209,478
#	Tenox Corp.	22,500	211,182
	Teraoka Seisakusho Co., Ltd.	78,800	515,459
	Terasaki Electric Co., Ltd.	23,500	315,720
#	Toa Corp.	92,900	1,955,849
	TOA ROAD Corp.	26,600	1,010,817
#	Toba, Inc.	6,900	213,901
#	Tobishima Corp.	1,233,500	2,050,350
#	Tocalo Co., Ltd.	374,900	4,557,014
#	Toda Corp.	1,071,000	7,784,449
	Toenec Corp.	53,200	1,580,975
#	Togami Electric Manufacturing Co., Ltd.	17,800	385,138
	TOKAI Holdings Corp.	573,000	5,747,571
	Tokai Lease Co., Ltd.	19,300	388,630
	Tokyo Energy & Systems, Inc.	148,800	1,673,550
#	Tokyo Keiki, Inc.	84,199	889,772
#	Tokyo Sangyo Co., Ltd.	125,800	685,534
	Tokyu Construction Co., Ltd.	546,300	5,945,370
	Toli Corp.	320,900	1,156,949

#	Tomoe Corp.	176,000	$898,673
#	Tomoe Engineering Co., Ltd.	48,900	981,713
	Tonami Holdings Co., Ltd.	39,700	2,426,593
	Toppan Forms Co., Ltd.	310,200	3,435,423
	Torishima Pump Manufacturing Co., Ltd.	128,600	1,214,629
	Toshiba Machine Co., Ltd.	740,000	5,144,718
#	Toshiba Plant Systems & Services Corp.	291,850	6,381,861
#	Tosho Printing Co., Ltd.	151,199	1,418,006
#	Totech Corp.	48,400	1,086,422
#	Totetsu Kogyo Co., Ltd.	159,100	4,969,225
#	Totoku Electric Co., Ltd.	18,100	593,828
	Toyo Construction Co., Ltd.	531,300	2,428,190
#	Toyo Denki Seizo K.K.	48,900	819,338
#*	Toyo Engineering Corp.	200,679	1,914,887
#	Toyo Logistics Co., Ltd.	62,500	218,246
	Toyo Machinery & Metal Co., Ltd.	107,700	826,842
	Toyo Tanso Co., Ltd.	75,300	2,364,542
#	Toyo Wharf & Warehouse Co., Ltd.	41,300	670,918
	Trancom Co., Ltd.	50,600	3,501,803
#	Trinity Industrial Corp.	36,000	363,150
	Trusco Nakayama Corp.	335,300	8,287,704
	Trust Tech, Inc.	54,400	1,772,220
	Tsubaki Nakashima Co., Ltd.	279,900	7,227,943
	Tsubakimoto Chain Co.	818,700	6,692,683
#	Tsubakimoto Kogyo Co., Ltd.	27,800	897,193
#*	Tsudakoma Corp.	320,000	700,501
#	Tsugami Corp.	375,000	4,827,440
	Tsukishima Kikai Co., Ltd.	174,400	2,468,643
	Tsurumi Manufacturing Co., Ltd.	120,800	2,207,912
	TTK Co., Ltd.	81,000	477,280
	Uchida Yoko Co., Ltd.	59,400	1,603,855
	Ueki Corp.	34,800	860,886
	Union Tool Co.	56,400	2,012,187
	Ushio, Inc.	725,100	9,735,758
*	UT Group Co., Ltd.	162,800	5,312,653
	Utoc Corp.	102,200	446,072
	Wakachiku Construction Co., Ltd.	105,200	1,640,820
#	Wakita & Co., Ltd.	269,200	2,983,000
#	WDB Holdings Co., Ltd.	55,300	2,009,761
	Weathernews, Inc.	41,500	1,329,607
#	Will Group, Inc.	76,900	1,083,229
	World Holdings Co., Ltd.	47,600	2,075,763
	Yahagi Construction Co., Ltd.	175,600	1,317,518
	YAMABIKO Corp.	250,928	3,299,769
	YAMADA Consulting Group Co., Ltd.	66,900	2,113,457
#	Yamashin-Filter Corp.	206,500	2,663,647
#	Yamato Corp.	104,900	750,793
#	Yamaura Corp.	53,300	451,776
	Yamazen Corp.	379,100	3,936,104
#	Yasuda Logistics Corp.	113,600	1,093,081
	Yokogawa Bridge Holdings Corp.	214,100	4,604,937
	Yondenko Corp.	28,060	705,014
	Yuasa Trading Co., Ltd.	108,500	3,567,002

	Yuken Kogyo Co., Ltd.	21,900	$582,937
#	Yumeshin Holdings Co., Ltd.	290,100	3,238,785
	Yurtec Corp.	267,200	2,134,151
	Zaoh Co., Ltd.	18,100	297,262
#	Zenitaka Corp. (The)	19,000	896,418
	Zuiko Corp.	26,200	741,954
Total Industrials			1,269,806,877

Information Technology — (12.2%)
	A&D Co., Ltd.	113,900	704,734
#*	Access Co., Ltd.	236,400	2,363,732
#	Ad-sol Nissin Corp.	38,100	466,305
#	Adtec Plasma Technology Co., Ltd.	35,800	610,493
#	Aeria, Inc.	82,600	1,129,448
#	AGS Corp.	8,800	78,749
	Ai Holdings Corp.	246,800	6,896,672
#	Aichi Tokei Denki Co., Ltd.	19,500	779,967
	Aiphone Co., Ltd.	71,900	1,227,629
#*	Akatsuki, Inc.	24,300	1,204,295
#*	Allied Telesis Holdings KK	407,700	939,008
	Alpha Systems, Inc.	46,560	999,159
	Amano Corp.	436,200	11,657,534
	AOI Electronic Co., Ltd.	30,900	1,093,219
#*	Apic Yamada Corp.	71,800	250,085
	Argo Graphics, Inc.	55,800	1,853,094
*	Arisawa Manufacturing Co., Ltd.	200,900	1,873,092
#	ArtSpark Holdings, Inc.	44,300	432,399
#	Asahi Net, Inc.	117,800	561,133
#	Ateam, Inc.	75,900	1,791,977
#*	Atrae, Inc.	24,600	936,775
#	Aval Data Corp.	20,700	530,487
#	Axell Corp.	44,900	422,507
	Azia Co., Ltd.	11,600	170,477
#*	Bengo4.com, Inc.	47,500	910,630
#*	BrainPad, Inc.	26,000	741,251
#	Broadband Tower, Inc.	263,100	489,545
	Broadleaf Co., Ltd.	589,200	2,891,046
	CAC Holdings Corp.	88,700	898,592
	Canon Electronics, Inc.	135,400	2,992,716
	Capcom Co., Ltd.	414,600	9,606,777
	Capital Asset Planning, Inc.	700	28,157
	CCS, Inc.	10,800	380,993
	CDS Co., Ltd.	9,100	124,240
	Chino Corp.	42,700	596,058
	Citizen Watch Co., Ltd.	1,479,400	10,437,061
#	CMK Corp.	373,100	2,888,603
#	COLOPL, Inc.	351,100	3,134,490
	Computer Engineering & Consulting, Ltd.	85,500	2,870,725
	Computer Institute of Japan, Ltd.	109,800	718,918
#	Comture Corp.	67,300	2,507,143
	CONEXIO Corp.	102,600	2,196,822
#	Core Corp.	41,400	521,956

#	Cresco, Ltd.	34,400	$1,145,499
#	Cube System, Inc.	48,400	395,993
	Cybernet Systems Co., Ltd.	8,700	68,159
#*	Cyberstep, Inc.	27,000	957,288
	Cybozu, Inc.	151,500	808,116
	Dai-ichi Seiko Co., Ltd.	55,600	1,150,229
#	Daiko Denshi Tsushin, Ltd.	40,000	473,499
#	Daishinku Corp.	47,299	603,840
	Daitron Co., Ltd.	58,400	1,125,330
	Daiwabo Holdings Co., Ltd.	121,000	5,240,902
#	Denki Kogyo Co., Ltd.	73,500	2,195,960
	Densan System Co., Ltd.	38,600	722,500
#	Designone Japan, Inc.	44,700	448,420
	Dexerials Corp.	335,200	3,476,683
#	Digital Arts, Inc.	69,100	2,639,532
#	Digital Information Technologies Corp.	60,000	783,015
	Dip Corp.	208,100	6,602,046
	DKK-Toa Corp.	20,400	251,490
#	Double Standard, Inc.	7,000	265,891
*	Drecom Co., Ltd.	70,900	758,034
	DTS Corp.	133,300	4,639,898
	E-Guardian, Inc.	61,000	2,376,577
	Eizo Corp.	113,500	5,234,512
	Elecom Co., Ltd.	113,300	2,716,481
	Elematec Corp.	52,271	1,263,728
#*	Enigmo, Inc.	73,800	1,092,080
	Enomoto Co., Ltd.	26,600	404,722
#	Enplas Corp.	64,400	2,116,430
	ESPEC Corp.	128,600	3,015,034
#	Excel Co., Ltd.	44,000	1,136,151
	F@N Communications, Inc.	303,400	2,032,531
#	Faith, Inc.	51,610	578,180
#	Fenwal Controls of Japan, Ltd.	20,600	308,562
	Ferrotec Holdings Corp.	263,800	6,633,855
#*	FFRI, Inc.	25,800	909,881
#*	FIRSTLOGIC, Inc.	26,800	222,578
#	Fixstars Corp.	131,000	2,103,636
#*	Flight Holdings, Inc.	60,400	466,266
	Forval Corp.	52,300	464,237
#	FTGroup Co., Ltd.	74,000	643,478
	Fuji Soft, Inc.	156,200	6,229,855
	Fujitsu Frontech, Ltd.	77,900	1,269,365
	Fukui Computer Holdings, Inc.	46,600	1,020,480
#*	Full Speed, Inc.	45,200	360,720
	Furuno Electric Co., Ltd.	169,800	1,194,159
	Future Corp.	167,100	2,103,184
	G Three Holdings Corp.	12,600	15,684
#	Geomatec Co., Ltd.	29,900	319,943
#	GL Sciences, Inc.	41,700	650,949
#	GMO Cloud K.K.	26,700	557,940
#	GMO internet, Inc.	482,300	10,427,611
	Gree, Inc.	672,200	3,875,009
#*	Gunosy, Inc.	80,500	2,134,528

#	Gurunavi, Inc.	186,000	$2,585,165
	Hagiwara Electric Co., Ltd.	41,000	1,236,899
	Hakuto Co., Ltd.	97,100	1,435,183
#	Hearts United Group Co., Ltd.	92,400	1,512,861
#	Hibino Corp.	27,500	421,182
	Hioki EE Corp.	63,300	1,986,929
#	Hochiki Corp.	129,700	2,413,823
#	Hokuriku Electric Industry Co., Ltd.	48,200	686,502
#	Honda Tsushin Kogyo Co., Ltd.	108,400	1,024,520
#	Hosiden Corp.	400,600	5,039,922
#*	Hotto Link, Inc.	48,200	345,631
	I-Net Corp.	74,090	1,131,159
	I-O Data Device, Inc.	47,600	496,550
#	Ibiden Co., Ltd.	599,078	8,888,756
#	Icom, Inc.	74,000	1,834,576
#	Ikegami Tsushinki Co., Ltd.	385,000	599,915
	Ines Corp.	170,000	1,787,401
	Infocom Corp.	80,400	1,621,130
	Infomart Corp.	634,300	6,457,979
#	Information Development Co.	42,700	644,868
	Information Services International-Dentsu, Ltd.	80,300	2,165,709
#	Innotech Corp.	111,100	1,321,589
#	Intelligent Wave, Inc.	68,500	336,151
	Inter Action Corp.	61,000	605,055
#	Internet Initiative Japan, Inc.	183,800	3,790,748
	Iriso Electronics Co., Ltd.	126,200	7,691,567
	ISB Corp.	9,300	162,210
#*	Ishii Hyoki Co., Ltd.	31,000	328,942
#	Istyle, Inc.	299,000	4,227,030
#*	ITbook Co., Ltd.	98,700	536,651
	Itfor, Inc.	17,300	154,469
#	ITmedia, Inc.	17,100	113,060
*	Itokuro, Inc.	23,600	1,594,648
	Iwatsu Electric Co., Ltd.	66,600	469,860
	Japan Aviation Electronics Industry, Ltd.	317,000	4,506,824
#	Japan Cash Machine Co., Ltd.	102,700	1,116,362
#*	Japan Display, Inc.	2,436,500	4,529,993
#	Japan Electronic Materials Corp.	33,500	249,334
#	Japan Material Co., Ltd.	391,500	4,923,059
#	Jastec Co., Ltd.	86,100	1,068,665
#	JBCC Holdings, Inc.	102,600	1,037,234
#*	JIG-SAW, Inc.	22,600	822,698
	Justsystems Corp.	216,700	5,269,712
	Kaga Electronics Co., Ltd.	116,600	3,014,152
#	Kamakura Shinsho, Ltd.	22,500	820,265
	Kanematsu Electronics, Ltd.	80,100	2,273,418
#	KEL Corp.	27,900	320,616
#	KLab, Inc.	227,500	3,747,008
	Koa Corp.	195,900	4,071,795
#	Kozo Keikaku Engineering, Inc.	19,600	445,114
#	Kyoden Co., Ltd.	121,700	508,212
	Kyosan Electric Manufacturing Co., Ltd.	281,000	1,716,686
	Kyowa Electronics Instruments Co., Ltd.	144,400	570,872

#	LAC Co., Ltd.	101,400	$1,371,404
	Lasertec Corp.	268,400	9,783,687
#	m-up, Inc.	36,000	376,593
	Macnica Fuji Electronics Holdings, Inc.	213,450	3,815,510
#	Mamezou Holdings Co., Ltd.	115,200	1,415,541
	MarkLines Co., Ltd.	68,600	1,176,372
	Marubun Corp.	106,900	985,503
#	Maruwa Co., Ltd.	61,600	4,842,708
#	Marvelous, Inc.	206,300	1,783,920
	Maxell Holdings, Ltd.	268,800	5,139,174
	MCJ Co., Ltd.	233,800	3,039,129
#	Media Do Holdings Co., Ltd.	42,900	721,293
#*	Megachips Corp.	114,100	3,998,909
#	Meiko Electronics Co., Ltd.	133,000	2,233,431
	Melco Holdings, Inc.	62,700	2,086,876
#	Mimaki Engineering Co., Ltd.	113,700	829,975
	Mimasu Semiconductor Industry Co., Ltd.	117,781	2,141,381
#	Miraial Co., Ltd.	45,200	660,078
	Miroku Jyoho Service Co., Ltd.	115,700	3,375,961
	Mitachi Co., Ltd.	17,900	229,621
#	Mitsubishi Research Institute, Inc.	46,900	1,497,408
#	Mitsui High-Tec, Inc.	175,000	2,579,974
	Mobile Create Co., Ltd.	20,400	67,678
#	Mobile Factory, Inc.	35,100	512,028
#*	Morpho, Inc.	30,400	1,073,650
#	MTI, Ltd.	199,300	1,190,337
#	Mutoh Holdings Co., Ltd.	14,600	332,595
#*	Mynet, Inc.	25,600	310,584
	Nagano Keiki Co., Ltd.	86,100	980,835
#	Naigai Tec Corp.	13,100	434,726
	Nakayo, Inc.	78,000	1,401,522
	NEC Networks & System Integration Corp.	152,500	3,966,662
	NET One Systems Co., Ltd.	566,000	8,311,751
#*	New Japan Radio Co., Ltd.	96,000	720,645
#	Nexyz Group Corp.	48,000	757,941
	Nichicon Corp.	311,900	3,573,069
#	Nihon Dempa Kogyo Co., Ltd.	106,600	664,073
	Nihon Denkei Co., Ltd.	26,000	460,329
	Nihon Unisys, Ltd.	489,975	10,642,465
	Nippon Ceramic Co., Ltd.	62,200	1,702,388
	Nippon Chemi-Con Corp.	103,700	2,447,865
#	Nippon Computer Dynamics Co., Ltd.	36,400	458,777
#	Nippon Information Development Co., Ltd.	4,200	140,727
#	Nippon Kodoshi Corp.	54,900	1,521,380
#	Nippon Signal Co., Ltd.	360,300	3,385,240
	Nippon Systemware Co., Ltd.	49,700	1,370,380
	Nohmi Bosai, Ltd.	136,100	2,937,812
#	Noritsu Koki Co., Ltd.	134,500	3,086,077
	NS Solutions Corp.	171,100	4,887,542
	NSD Co., Ltd.	235,280	4,785,897
	Nuflare Technology, Inc.	29,800	1,889,526
#*	Ohizumi Mfg. Co., Ltd.	35,200	269,911
#	Okaya Electric Industries Co., Ltd.	73,000	418,955

#	Oki Electric Industry Co., Ltd.	590,700	$7,809,226
#	ONO Sokki Co., Ltd.	58,400	482,274
#	Optex Group Co., Ltd.	192,600	4,911,053
#*	Optim Corp.	26,100	607,226
	Osaki Electric Co., Ltd.	279,300	2,046,596
#	Oval Corp.	31,600	90,908
	Paltek Corp.	38,500	245,505
	PCA Corp.	2,500	41,073
	PCI Holdings, Inc.	900	26,026
#	Poletowin Pitcrew Holdings, Inc.	93,100	1,669,580
#	Pro-Ship, Inc.	17,300	442,051
#	Rakus Co., Ltd.	80,000	1,298,155
#	RECOMM Co., Ltd.	352,100	824,892
	Renesas Easton Co., Ltd.	95,800	623,713
	Riken Keiki Co., Ltd.	114,300	2,499,884
	Riso Kagaku Corp.	171,600	3,194,110
	Roland DG Corp.	84,700	1,931,608
#	Rorze Corp.	68,500	1,536,269
#	RS Technologies Co., Ltd.	24,100	1,547,853
	Ryoden Corp.	98,000	1,630,202
	Ryosan Co., Ltd.	188,800	6,820,909
	Ryoyo Electro Corp.	140,200	2,257,745
#	Saison Information Systems Co., Ltd.	20,900	359,044
#	Sakura Internet, Inc.	131,500	926,659
	Sanken Electric Co., Ltd.	805,000	5,950,784
#	Sanshin Electronics Co., Ltd.	151,900	2,986,549
#	Satori Electric Co., Ltd.	85,880	885,070
#	Saxa Holdings, Inc.	32,600	647,545
#	Scala, Inc.	98,200	743,060
	Seikoh Giken Co., Ltd.	13,800	226,076
	Shibaura Electronics Co., Ltd.	49,000	2,379,136
#	Shibaura Mechatronics Corp.	230,000	1,032,744
#*	SHIFT, Inc.	46,200	2,321,299
	Shindengen Electric Manufacturing Co., Ltd.	54,300	3,557,139
#*	Shinkawa, Ltd.	112,200	1,205,844
	Shinko Electric Industries Co., Ltd.	461,300	3,410,145
	Shinko Shoji Co., Ltd.	139,300	2,301,794
#	Shirai Electronics Industrial Co., Ltd.	61,600	327,922
#	Shizuki Electric Co., Inc.	127,400	877,339
#	Showa Shinku Co., Ltd.	23,300	526,344
#	Showcase TV, Inc.	25,700	424,506
	Sigma Koki Co., Ltd.	27,600	551,245
#	Siix Corp.	205,600	4,401,932
#	SK-Electronics Co., Ltd.	50,500	1,271,250
#	SMK Corp.	333,000	1,376,646
#	SMS Co., Ltd.	223,600	9,542,814
#	Softbank Technology Corp.	70,300	1,246,365
#	Softbrain Co., Ltd.	125,200	536,445
	Softcreate Holdings Corp.	53,400	734,088
#	Soliton Systems K.K.	52,900	683,438
#	Solxyz Co., Ltd.	40,500	397,477
#	Soshin Electric Co., Ltd.	58,400	350,082
#	Sourcenext Corp.	172,600	1,280,996

	SRA Holdings	69,100	$1,975,280
#	Sumida Corp.	173,649	2,229,823
#	Sun Corp.	104,900	699,665
	Sun-Wa Technos Corp.	63,600	1,133,314
#	Suzuden Corp.	26,100	423,727
	Suzuki Co., Ltd.	52,700	544,813
*	Synchro Food Co., Ltd.	45,900	593,457
	System Information Co., Ltd.	36,700	385,709
#	Systemsoft Corp.	278,600	393,248
	Systena Corp.	109,900	4,462,628
	Tachibana Eletech Co., Ltd.	111,560	2,233,062
#	Taiyo Yuden Co., Ltd.	773,000	13,006,767
#	Takachiho Koheki Co., Ltd.	33,300	426,217
#	TAKEBISHI Corp.	49,600	804,498
#	Tamura Corp.	527,100	3,994,138
#	Tazmo Co., Ltd.	43,800	675,925
	TDC Soft, Inc.	50,100	670,127
#*	Teac Corp.	819,000	333,260
#	TechMatrix Corp.	105,900	1,745,425
#	TECHNO HORIZON HOLDINGS Co., Ltd.	76,000	573,230
#	Tecnos Japan, Inc.	103,000	923,339
#	Teikoku Tsushin Kogyo Co., Ltd.	52,500	636,283
	Temairazu, Inc.	11,200	353,875
*	TerraSky Co., Ltd.	1,000	39,122
#	TESEC Corp.	19,400	348,763
	TKC Corp.	120,400	4,910,181
	Toho System Science Co., Ltd.	9,900	77,460
#	Tokyo Electron Device, Ltd.	42,900	773,335
	Tokyo Seimitsu Co., Ltd.	265,700	10,781,012
#	Tomen Devices Corp.	14,300	382,149
	Topcon Corp.	567,800	11,134,675
#	Torex Semiconductor, Ltd.	44,300	642,841
	Toshiba TEC Corp.	873,000	5,162,979
	Toukei Computer Co., Ltd.	22,710	666,847
#	Towa Corp.	148,100	2,014,934
	Toyo Corp.	163,900	1,478,133
*	Transcosmos, Inc.	34,200	888,822
#	Tri Chemical Laboratories, Inc.	37,500	1,716,376
#	Tsuzuki Denki Co., Ltd.	32,200	266,500
	UKC Holdings Corp.	93,100	1,922,257
#	UMC Electronics Co., Ltd.	35,200	863,279
#*	Uniden Holdings Corp.	406,000	1,032,371
	UNIRITA, Inc.	7,300	121,839
#	UNITED, Inc.	82,600	3,324,988
	V Technology Co., Ltd.	29,900	8,677,264
#*	V-Cube, Inc.	89,200	431,077
#	VeriServe Corp.	13,400	403,232
	Vitec Holdings Co., Ltd.	55,000	1,103,177
#	Voyage Group, Inc.	60,300	758,324
	Wacom Co., Ltd.	335,900	1,656,586
#	YAC Holdings Co., Ltd.	52,800	492,671
#	Yamaichi Electronics Co., Ltd.	136,500	2,360,097
	Yashima Denki Co., Ltd.	112,800	910,165

#	Yokowo Co., Ltd.	101,600	$1,889,437
#	Zappallas, Inc.	55,900	203,720
#*	ZIGExN Co., Ltd.	221,800	2,040,539
	Zuken, Inc.	99,900	1,385,943
Total Information Technology			614,065,377

Materials — (9.4%)
	Achilles Corp.	104,300	2,157,289
	ADEKA Corp.	566,800	10,138,164
	Agro-Kanesho Co., Ltd.	65,000	1,584,190
	Aichi Steel Corp.	80,700	3,322,520
	Arakawa Chemical Industries, Ltd.	113,800	2,014,422
	Araya Industrial Co., Ltd.	26,800	534,781
	Asahi Holdings, Inc.	148,550	2,767,529
	Asahi Printing Co., Ltd.	19,400	231,586
	Asahi Yukizai Corp.	96,000	1,579,295
#	Asahipen Corp.	21,000	37,411
#	Asia Pile Holdings Corp.	184,600	1,124,734
	C Uyemura & Co., Ltd.	31,100	2,413,907
#	Carlit Holdings Co., Ltd.	143,900	1,477,159
	Chuetsu Pulp & Paper Co., Ltd.	55,200	994,845
*	Chugai Mining Co., Ltd.	1,012,400	245,975
#	Chugoku Marine Paints, Ltd.	413,500	4,101,882
	CI Takiron Corp.	330,000	2,149,284
	CK-San-Etsu Co., Ltd.	17,000	848,650
	Dai Nippon Toryo Co., Ltd.	160,600	2,380,250
#	Daido Steel Co., Ltd.	185,200	9,394,853
#	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	131,500	1,583,483
	Daiken Corp.	98,800	2,357,525
#	Daiki Aluminium Industry Co., Ltd.	195,600	1,344,751
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	84,300	3,502,009
#	Daio Paper Corp.	444,700	6,267,907
	Daito Chemix Corp.	3,700	23,089
	DKS Co., Ltd.	304,000	2,243,393
	Dowa Holdings Co., Ltd.	161,400	5,775,594
	Dynapac Co., Ltd.	8,500	133,854
	FP Corp.	110,500	7,183,256
#	Fuji Seal International, Inc.	289,300	11,536,725
	Fujikura Kasei Co., Ltd.	169,000	1,085,617
#	Fujimi, Inc.	122,100	2,639,981
	Fujimori Kogyo Co., Ltd.	102,700	3,648,841
#	Fumakilla, Ltd.	51,501	964,022
#	Fuso Chemical Co., Ltd.	121,600	3,131,054
	Geostr Corp.	105,900	652,393
#	Godo Steel, Ltd.	77,700	1,514,699
	Gun-Ei Chemical Industry Co., Ltd.	30,600	1,010,915
	Hakudo Co., Ltd.	33,000	697,135
#	Haneda Zenith Holdings Co., Ltd.	218,200	857,359
#	Harima Chemicals Group, Inc.	97,100	755,786
#	Hodogaya Chemical Co., Ltd.	46,100	2,058,299
	Hokkan Holdings, Ltd.	278,000	977,789
	Hokko Chemical Industry Co., Ltd.	137,900	946,812

	Hokuetsu Kishu Paper Co., Ltd.	845,299	$5,463,779
	Honshu Chemical Industry Co., Ltd.	27,200	342,413
#	Ise Chemical Corp.	74,000	527,078
#	Ishihara Chemical Co., Ltd.	21,300	482,523
*	Ishihara Sangyo Kaisha, Ltd.	238,350	2,897,653
	Ishizuka Glass Co., Ltd.	17,800	422,184
	JCU Corp.	147,800	3,511,758
#	JSP Corp.	87,300	2,675,948
#	Kanto Denka Kogyo Co., Ltd.	285,500	2,935,139
#	Katakura & Co-op Agri Corp.	21,500	251,049
	Kawakin Holdings Co., Ltd.	15,300	68,643
#	KeePer Technical Laboratory Co., Ltd.	44,500	564,343
#	KH Neochem Co., Ltd.	176,200	5,108,795
#	Kimoto Co., Ltd.	228,000	662,767
	Koatsu Gas Kogyo Co., Ltd.	192,993	1,641,078
#	Kogi Corp.	5,499	102,617
	Kohsoku Corp.	67,600	816,059
	Konishi Co., Ltd.	214,800	3,451,238
#	Konoshima Chemical Co., Ltd.	41,300	423,467
	Krosaki Harima Corp.	33,300	1,600,715
#	Kumiai Chemical Industry Co., Ltd.	639,687	3,795,094
	Kunimine Industries Co., Ltd.	21,900	221,618
	Kureha Corp.	107,550	7,077,196
	Kurimoto, Ltd.	63,300	1,206,879
	Kuriyama Holdings Corp.	47,200	973,397
#	Kyoei Steel, Ltd.	149,700	2,557,162
	Kyowa Leather Cloth Co., Ltd.	83,600	759,826
	Lintec Corp.	322,700	9,294,366
#	MEC Co., Ltd.	111,500	1,865,763
#	Mipox Corp.	58,500	380,886
	Mitani Sekisan Co., Ltd.	65,200	1,542,903
*	Mitsubishi Paper Mills, Ltd.	191,500	1,177,588
	Mitsubishi Steel Manufacturing Co., Ltd.	91,700	2,091,030
#	Molitec Steel Co., Ltd.	79,300	589,821
#	MORESCO Corp.	43,300	722,938
	Mory Industries, Inc.	36,900	1,095,644
#*	Muto Seiko Co.	35,700	398,881
#	Nakayama Steel Works, Ltd.	140,500	927,948
#	Neturen Co., Ltd.	225,300	2,319,397
#*	New Japan Chemical Co., Ltd.	200,600	488,820
	Nicca Chemical Co., Ltd.	49,300	574,713
#	Nichia Steel Works, Ltd.	164,900	542,099
#	Nihon Kagaku Sangyo Co., Ltd.	84,800	1,018,994
#	Nihon Nohyaku Co., Ltd.	335,400	1,983,346
	Nihon Parkerizing Co., Ltd.	612,200	10,067,057
	Nihon Yamamura Glass Co., Ltd.	589,000	1,071,954
#	Nippon Carbide Industries Co., Inc.	47,900	896,735
#	Nippon Chemical Industrial Co., Ltd.	47,700	1,534,274
	Nippon Concrete Industries Co., Ltd.	293,500	1,218,493
#	Nippon Denko Co., Ltd.	725,314	2,245,329
#	Nippon Fine Chemical Co., Ltd.	82,800	961,048
	Nippon Kayaku Co., Ltd.	214,000	2,658,708
	Nippon Kinzoku Co., Ltd.	31,500	696,784

#	Nippon Koshuha Steel Co., Ltd.	50,899	$382,397
	Nippon Light Metal Holdings Co., Ltd.	3,992,400	10,438,136
#	Nippon Paper Industries Co., Ltd.	590,400	10,921,329
#	Nippon Pillar Packing Co., Ltd.	145,900	2,187,975
	Nippon Soda Co., Ltd.	774,000	4,389,535
	Nippon Valqua Industries, Ltd.	104,499	2,890,219
#	Nippon Yakin Kogyo Co., Ltd.	831,300	2,289,981
#	Nisshin Steel Co., Ltd.	334,692	3,943,602
#	Nitta Gelatin, Inc.	90,900	686,422
	Nittetsu Mining Co., Ltd.	36,700	2,045,522
	Nitto FC Co., Ltd.	113,100	770,512
	NOF Corp.	467,100	14,125,302
	Nozawa Corp.	51,700	595,700
	Oat Agrio Co., Ltd.	19,800	697,209
	Okamoto Industries, Inc.	356,000	3,599,981
	Okura Industrial Co., Ltd.	294,000	1,597,083
#	Osaka Organic Chemical Industry, Ltd.	108,700	1,414,345
#	Osaka Soda Co., Ltd.	93,199	2,454,447
#	Osaka Steel Co., Ltd.	88,500	1,814,055
#	OSAKA Titanium Technologies Co., Ltd.	127,400	2,445,206
#*	Pacific Metals Co., Ltd.	107,299	3,222,000
	Pack Corp. (The)	85,200	3,182,782
#	Rasa Industries, Ltd.	50,400	999,602
	Rengo Co., Ltd.	1,205,500	10,420,503
#	Riken Technos Corp.	234,300	1,118,668
	Sakai Chemical Industry Co., Ltd.	114,000	2,951,696
	Sakata INX Corp.	269,500	4,018,167
	Sanyo Chemical Industries, Ltd.	79,500	3,737,486
#	Sanyo Special Steel Co., Ltd.	141,160	3,568,915
#	Seiko PMC Corp.	70,600	746,351
	Sekisui Plastics Co., Ltd.	173,900	1,946,560
	Shikoku Chemicals Corp.	244,300	3,631,293
	Shin-Etsu Polymer Co., Ltd.	296,300	3,164,326
	Shinagawa Refractories Co., Ltd.	41,700	1,111,045
#	Shinko Wire Co., Ltd.	18,400	259,321
	SK Kaken Co., Ltd.	8,000	842,361
	Soken Chemical & Engineering Co., Ltd.	49,000	1,243,563
#	Stella Chemifa Corp.	70,800	2,129,676
	Sumitomo Bakelite Co., Ltd.	1,249,000	11,058,136
#	Sumitomo Osaka Cement Co., Ltd.	2,623,000	11,578,506
	Sumitomo Seika Chemicals Co., Ltd.	64,600	3,098,522
#	Sun A Kaken Co., Ltd.	9,300	64,245
#	T Hasegawa Co., Ltd.	160,200	3,056,166
	T&K Toka Co., Ltd.	135,000	1,667,675
	Taisei Lamick Co., Ltd.	41,100	1,227,432
	Taiyo Holdings Co., Ltd.	117,000	5,035,664
	Takasago International Corp.	92,200	2,713,571
	Takemoto Yohki Co., Ltd.	8,900	202,920
	Taki Chemical Co., Ltd.	4,900	197,421
#	Tayca Corp.	117,100	3,055,106
	Tenma Corp.	113,300	2,176,410
#	Titan Kogyo, Ltd.	1,800	43,115
	Toagosei Co., Ltd.	706,700	8,361,109

#	Toda Kogyo Corp.	30,800	$1,117,129
	Toho Acetylene Co., Ltd.	12,700	172,148
	Toho Chemical Industry Co., Ltd.	47,000	275,753
#	Toho Titanium Co., Ltd.	224,000	2,519,032
#	Toho Zinc Co., Ltd.	92,799	4,373,844
	Tohoku Steel Co., Ltd.	16,300	304,107
	Tokai Carbon Co., Ltd.	15,700	233,730
#	Tokushu Tokai Paper Co., Ltd.	61,858	2,382,101
#	Tokuyama Corp.	462,998	14,674,690
	Tokyo Ohka Kogyo Co., Ltd.	254,600	9,261,343
	Tokyo Printing Ink Manufacturing Co., Ltd.	10,200	370,489
#	Tokyo Rope Manufacturing Co., Ltd.	103,400	2,054,299
#	Tokyo Steel Manufacturing Co., Ltd.	845,800	6,822,019
#	Tokyo Tekko Co., Ltd.	50,200	731,258
#	Tomoegawa Co., Ltd.	166,000	427,268
	Tomoku Co., Ltd.	72,000	1,461,269
	Topy Industries, Ltd.	108,500	3,134,096
#	Toyo Gosei Co., Ltd.	34,600	465,484
	Toyo Ink SC Holdings Co., Ltd.	1,259,000	7,882,073
	Toyo Kohan Co., Ltd.	330,000	2,224,964
#	Toyobo Co., Ltd.	580,900	11,449,452
#	TYK Corp.	147,300	583,735
#	UACJ Corp.	216,541	5,562,353
	Wood One Co., Ltd.	48,500	657,056
	Yamato Kogyo Co., Ltd.	287,900	7,944,392
	Yodogawa Steel Works, Ltd.	136,700	3,652,100
	Yoshicon Co., Ltd.	2,100	32,912
#	Yotai Refractories Co., Ltd.	106,600	796,860
#	Yuki Gosei Kogyo Co., Ltd.	36,200	102,793
	Yushiro Chemical Industry Co., Ltd.	71,500	1,174,883
Total Materials			475,659,854

Real Estate — (1.8%)
#	AD Works Co., Ltd.	1,649,300	651,854
	Airport Facilities Co., Ltd.	137,270	826,709
	Anabuki Kosan, Inc.	3,700	106,201
	Aoyama Zaisan Networks Co., Ltd.	57,400	1,261,733
#	Apaman Co., Ltd.	77,300	763,087
	Arealink Co., Ltd.	60,000	1,940,405
*	Ascot Corp.	17,000	51,061
	B-Lot Co., Ltd.	9,500	217,274
#	Cosmos Initia Co., Ltd.	79,900	564,589
#	CRE, Inc.	30,400	521,227
	Daibiru Corp.	316,000	3,680,167
#	Daikyo, Inc.	211,000	4,278,543
#	Dear Life Co., Ltd.	108,600	538,076
	Goldcrest Co., Ltd.	113,090	2,413,299
#	Grandy House Corp.	101,200	434,992
	Heiwa Real Estate Co., Ltd.	236,600	4,578,164
#	Ichigo, Inc.	1,573,900	6,974,620
	Intellex Co., Ltd.	30,000	299,250
	Investors Cloud Co., Ltd.	166,000	3,680,820

#*	Japan Asset Marketing Co., Ltd.	1,649,800	$1,944,319
	Japan Corporate Housing Service, Inc.	10,500	76,362
#	Japan Property Management Center Co., Ltd.	87,700	1,305,766
	Kabuki-Za Co., Ltd.	26,500	1,401,611
	Keihanshin Building Co., Ltd.	230,800	1,937,345
	Kenedix, Inc.	679,100	4,229,322
#*	LAND Co., Ltd.	1,824,900	259,741
#	Leopalace21 Corp.	1,702,800	13,973,520
	Mugen Estate Co., Ltd.	77,000	979,156
#	Nippon Commercial Development Co., Ltd.	67,500	1,091,310
	Nisshin Fudosan Co.	205,200	1,487,657
#	Prospect Co., Ltd.	2,897,000	1,632,032
#	Raysum Co., Ltd.	107,100	1,328,493
	SAMTY Co., Ltd.	120,000	2,057,493
	Sankyo Frontier Co., Ltd.	21,700	648,247
#	Sansei Landic Co., Ltd.	37,500	453,189
#	Shinoken Group Co., Ltd.	81,500	2,565,508
	Star Mica Co., Ltd.	78,400	1,610,333
#	Sun Frontier Fudousan Co., Ltd.	174,400	1,925,283
#	Takara Leben Co., Ltd.	592,100	2,561,048
	TOC Co., Ltd.	415,050	3,443,237
	Tokyo Rakutenchi Co., Ltd.	20,700	989,895
#	Tokyo Theatres Co., Inc.	46,799	633,404
	Tosei Corp.	232,500	2,804,802
#	Unizo Holdings Co., Ltd.	152,900	3,762,640
#	Urbanet Corp. Co., Ltd.	123,500	426,811
Total Real Estate			89,310,595

Telecommunication Services — (0.1%)
#*	Broadmedia Corp.	548,000	379,095
#	Freebit Co., Ltd.	79,500	1,004,734
#	Okinawa Cellular Telephone Co.	63,800	2,334,278
#*	Usen-Next Holdings Co., Ltd.	94,600	757,454
#*	Vision, Inc.	39,900	1,364,861
	WirelessGate, Inc.	59,400	821,715
Total Telecommunication Services			6,662,137

Utilities — (1.1%)
#*	Eneres Co., Ltd.	169,200	799,020
#	eRex Co., Ltd.	286,800	2,175,396
	Hiroshima Gas Co., Ltd.	303,400	1,093,726
#	Hokkaido Electric Power Co., Inc.	1,406,600	9,326,963
#	Hokkaido Gas Co., Ltd.	480,000	1,368,247
#*	Hokuriku Electric Power Co.	1,293,400	11,301,850
	Hokuriku Gas Co., Ltd.	10,100	319,570
	K&O Energy Group, Inc.	96,900	1,552,645
	Nippon Gas Co., Ltd.	257,600	12,310,652
#	Okinawa Electric Power Co., Inc. (The)	229,217	6,471,422
	Saibu Gas Co., Ltd.	213,100	5,554,728
#	Shikoku Electric Power Co., Inc.	53,800	648,315
	Shizuoka Gas Co., Ltd.	348,400	3,151,971
	Toell Co., Ltd.	41,300	418,777

# West Holdings Corp.	96,800	$592,897
Total Utilities		57,086,179
TOTAL COMMON STOCKS		4,390,883,733
TOTAL INVESTMENT SECURITIES		4,390,883,733

		Value †
SECURITIES LENDING COLLATERAL — (13.0%)
§@ DFA Short Term Investment Fund	56,886,241	658,116,920
TOTAL INVESTMENTS — (100.0%) (Cost $3,883,257,484) ^^		$5,049,000,653

Summary of the Series' investments as of March 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$872,690,443	—	$872,690,443
Consumer Staples	—	384,026,165	—	384,026,165
Energy	—	36,870,310	—	36,870,310
Financials	—	365,362,823	—	365,362,823
Health Care	—	219,342,973	—	219,342,973
Industrials	—	1,269,806,877	—	1,269,806,877
Information Technology	—	614,065,377	—	614,065,377
Materials	—	475,659,854	—	475,659,854
Real Estate	—	89,310,595	—	89,310,595
Telecommunication Services	—	6,662,137	—	6,662,137
Utilities	—	57,086,179	—	57,086,179
Securities Lending Collateral	—	658,116,920	—	658,116,920
TOTAL	—	$5,049,000,653	—	$5,049,000,653

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2018
(Unaudited)

		Shares	Value ††
COMMON STOCKS — (88.7%)
AUSTRALIA — (49.4%)
*	3P Learning, Ltd.	93,233	$106,296
*	88 Energy, Ltd.	604,262	16,209
#	Accent Group, Ltd.	951,818	933,048
	Adacel Technologies, Ltd.	140,130	215,357
	Adairs, Ltd.	179,515	267,047
#	Adelaide Brighton, Ltd.	3,364,087	16,181,607
#	Ainsworth Game Technology, Ltd.	981,684	1,400,270
#*	Alkane Resources, Ltd.	1,811,839	412,436
	Alliance Aviation Services, Ltd.	27,285	35,916
	ALS, Ltd.	2,280,103	13,121,306
	Altium, Ltd.	756,548	11,694,431
*	Altona Mining, Ltd.	1,108,169	93,417
#	AMA Group, Ltd.	1,445,951	1,217,780
#	Amaysim Australia, Ltd.	1,355,718	1,198,718
	Ansell, Ltd.	966,611	18,922,799
*	Antares Energy, Ltd.	13,289	266
#	AP Eagers, Ltd.	292,752	1,915,583
	APN Property Group, Ltd.	26,661	8,711
	Apollo Tourism & Leisure, Ltd.	10,164	13,020
#	Appen, Ltd.	556,968	3,852,634
#	ARB Corp., Ltd.	518,366	7,935,277
#	Ardent Leisure Group	2,967,895	4,238,093
	Asaleo Care, Ltd.	2,714,720	2,687,016
*	Atlas Iron, Ltd.	8,964,247	139,442
	AUB Group, Ltd.	276,837	3,021,932
*	Aurelia Metals, Ltd.	195,140	57,177
	Ausdrill, Ltd.	2,063,892	4,309,576
	Austal, Ltd.	1,540,941	2,155,184
*	Austin Engineering, Ltd.	95,866	18,198
#*	Australian Agricultural Co., Ltd.	2,990,515	2,745,031
	Australian Finance Group, Ltd.	372,338	434,450
	Australian Pharmaceutical Industries, Ltd.	2,860,486	3,315,486
#*	Australian Property Systems, Ltd.	1,170,797	4,200,859
	Australian Vintage, Ltd.	4,199,886	1,909,008
	Auswide Bank, Ltd.	102,961	434,806
#	Automotive Holdings Group, Ltd.	1,948,477	5,292,799
*	Avanco Resources, Ltd.	2,444,368	292,087
	Aveo Group	2,672,788	5,456,051
	AVJennings, Ltd.	6,937,882	3,836,177
*	AWE, Ltd.	4,392,712	3,209,597
#	Baby Bunting Group, Ltd.	278,031	282,060
#	Bapcor, Ltd.	1,524,742	6,706,517
*	Base Resources, Ltd.	215,873	45,206
	Beach Energy, Ltd.	16,720,311	15,932,863
#*	Beadell Resources, Ltd.	7,171,491	434,333
#	Bega Cheese, Ltd.	1,244,867	6,526,410
	Bell Financial Group, Ltd.	67,033	38,405
#*	Bellamy's Australia, Ltd.	568,208	8,748,081
#*	Billabong International, Ltd.	756,968	606,682
#	Blackmores, Ltd.	83,730	8,145,309
*	Blue Energy, Ltd.	97,807	9,494

#	Blue Sky Alternative Investments, Ltd.	95,426	$762,236
#	Bravura Solutions, Ltd.	169,870	355,676
	Breville Group, Ltd.	831,688	7,494,078
#	Brickworks, Ltd.	332,765	3,999,521
	BT Investment Management, Ltd.	1,209,577	9,439,651
#*	Buru Energy, Ltd.	632,180	146,850
#	BWX, Ltd.	335,452	1,257,074
#	Cabcharge Australia, Ltd.	863,423	1,189,009
	Capilano Honey, Ltd.	18,636	232,691
	Capitol Health, Ltd.	2,690,585	562,368
	Capral, Ltd.	58,499	7,446
#*	Cardno, Ltd.	1,687,871	1,689,661
*	Carnarvon Petroleum, Ltd.	5,245,141	567,064
*	Carnegie Clean Energy, Ltd.	1,015,131	28,283
#	carsales.com, Ltd.	1,702,940	17,797,247
#*	Cash Converters International, Ltd.	2,406,480	723,238
#*	Catapult Group International, Ltd.	258,581	239,398
	Cedar Woods Properties, Ltd.	360,356	1,773,056
	Citadel Group, Ltd. (The)	6,963	35,535
#	Class, Ltd.	399,883	732,983
*	Clean Seas Seafood, Ltd.	1,404,602	60,504
	Cleanaway Waste Management, Ltd.	13,543,498	15,147,249
*	Clinuvel Pharmaceuticals, Ltd.	30,557	231,828
	Codan, Ltd.	517,005	1,028,478
#	Collection House, Ltd.	2,107,238	2,235,739
	Collins Foods, Ltd.	671,501	2,688,708
#*	Cooper Energy, Ltd.	6,981,088	1,619,254
#	Corporate Travel Management, Ltd.	386,285	7,027,896
	Costa Group Holdings, Ltd.	1,722,696	9,102,066
#	Credit Corp. Group, Ltd.	390,205	5,830,702
#*	CSG, Ltd.	1,252,605	308,236
	CSR, Ltd.	3,680,857	14,763,440
*	CuDeco, Ltd.	387,893	70,011
	Data#3, Ltd.	740,112	907,678
*	Decmil Group, Ltd.	990,896	890,633
*	Devine, Ltd.	25,368	7,463
	Dicker Data, Ltd.	145,583	328,166
	Domain Holdings Australia, Ltd.	1,530,389	3,841,929
#	Domino's Pizza Enterprises, Ltd.	258,659	8,334,592
	Donaco International, Ltd.	28,566	4,841
	Downer EDI, Ltd.	4,004,718	19,904,528
	DuluxGroup, Ltd.	3,101,823	17,708,381
	DWS, Ltd.	500,063	523,032
	Eclipx Group, Ltd.	1,512,679	4,189,256
#	Elders, Ltd.	864,349	4,970,722
*	Emeco Holdings, Ltd.	781,542	175,836
*	EML Payments, Ltd.	53,154	47,355
#*	Energy Resources of Australia, Ltd.	1,487,868	561,692
#*	Energy World Corp., Ltd.	4,255,918	949,303
	EQT Holdings, Ltd.	26,863	445,257
	ERM Power, Ltd.	1,029,644	1,441,402
	Estia Health, Ltd.	1,285,284	3,378,568
	Euroz, Ltd.	101,762	88,722

	Event Hospitality and Entertainment, Ltd.	533,765	$5,714,245
	Evolution Mining, Ltd.	3,089,945	7,244,498
	Fairfax Media, Ltd.	16,562,794	8,654,995
#*	FAR, Ltd.	8,789,486	537,941
#	Finbar Group, Ltd.	190,901	141,260
#	Fleetwood Corp., Ltd.	423,260	928,380
#	FlexiGroup, Ltd.	1,749,830	2,433,181
	Flight Centre Travel Group, Ltd.	83,773	3,687,826
#	G8 Education, Ltd.	2,649,478	5,392,734
#*	Galaxy Resources, Ltd.	2,005,688	4,661,090
#*	Gascoyne Resources, Ltd.	70,902	29,666
#	Gateway Lifestyle	1,805,353	2,755,162
#	GBST Holdings, Ltd.	175,546	298,618
#	Genworth Mortgage Insurance Australia, Ltd.	1,788,239	3,185,678
#	Global Construction Services, Ltd.	220,708	118,240
#*	Gold Road Resources, Ltd.	882,303	554,970
	GR Engineering Services, Ltd.	55,230	59,058
	GrainCorp, Ltd. Class A	1,258,179	8,238,389
	Grange Resources, Ltd.	1,724,297	227,923
#	Greencross, Ltd.	508,448	2,071,687
*	Greenland Minerals & Energy, Ltd.	114,047	7,044
#	GUD Holdings, Ltd.	956,193	8,831,335
	GWA Group, Ltd.	2,071,266	5,394,387
#	Hansen Technologies, Ltd.	1,031,367	3,298,918
#	Harvey Norman Holdings, Ltd.	571,051	1,632,715
	Healthscope, Ltd.	8,083,008	12,110,870
	Helloworld, Ltd.	12,955	46,644
#*	Highfield Resources, Ltd.	149,008	83,681
*	Hills, Ltd.	455,585	81,484
*	Horizon Oil, Ltd.	4,073,887	413,541
#	HT&E, Ltd.	2,174,438	3,231,673
	IDP Education, Ltd.	297,599	1,703,585
	Iluka Resources, Ltd.	1,821,015	14,948,347
*	Imdex, Ltd.	2,008,958	1,828,669
#	IMF Bentham, Ltd.	1,225,849	2,445,329
*	Immutep, Ltd.	1,409,121	25,298
#	Independence Group NL	2,862,271	10,255,687
*	Infigen Energy	4,931,832	2,225,894
	Infomedia, Ltd.	2,455,869	1,591,574
#	Inghams Group, Ltd.	263,982	692,321
	Integral Diagnostics, Ltd.	14,901	25,907
	Integrated Research, Ltd.	566,855	1,701,860
#	InvoCare, Ltd.	920,100	9,226,541
#	IOOF Holdings, Ltd.	2,368,404	18,681,463
#	IPH, Ltd.	875,080	2,296,656
	IRESS, Ltd.	1,175,824	8,642,370
#	iSelect, Ltd.	742,596	583,938
#	iSentia Group, Ltd.	995,634	641,508
	IVE Group, Ltd.	327,454	545,796
#	Japara Healthcare, Ltd.	1,618,198	2,505,434
#	JB Hi-Fi, Ltd.	962,791	19,249,951
	Jumbo Interactive, Ltd.	85,173	269,550
*	Jupiter Mines, Ltd.	344,616	120,616

	K&S Corp., Ltd.	271,513	$363,895
#*	Karoon Gas Australia, Ltd.	1,703,069	1,517,360
#*	Kingsgate Consolidated, Ltd.	1,797,365	457,370
*	Kingsrose Mining, Ltd.	937,248	52,712
#	Kogan.com, Ltd.	132,718	877,466
	LifeHealthcare Group, Ltd.	8,683	24,015
	Lifestyle Communities, Ltd.	29,864	115,820
	Link Administration Holdings, Ltd.	1,955,659	12,622,986
	Lovisa Holdings, Ltd.	57,536	436,277
*	Lynas Corp., Ltd.	115,929	222,032
	MACA, Ltd.	948,928	976,306
*	Macmahon Holdings, Ltd.	7,324,803	1,222,838
	Macquarie Atlas Roads Group	3,389,186	15,121,823
#	Magellan Financial Group, Ltd.	300,463	5,553,510
	Mantra Group, Ltd.	1,991,957	6,025,701
	MaxiTRANS Industries, Ltd.	915,613	510,564
#*	Mayne Pharma Group, Ltd.	6,757,843	3,875,117
	McMillan Shakespeare, Ltd.	487,275	6,351,648
	McPherson's, Ltd.	645,090	622,874
*	Medusa Mining, Ltd.	1,334,671	571,928
#	Melbourne IT, Ltd.	826,320	2,150,682
#*	Mesoblast, Ltd.	644,260	743,924
#	Metals X, Ltd.	2,760,708	1,542,913
	Metcash, Ltd.	6,464,910	15,644,330
#	Michael Hill International, Ltd.(BD8D249)	1,490,263	1,306,168
#	Michael Hill International, Ltd.(BD8D250)	94,305	83,366
*	Millennium Minerals, Ltd.	868,823	151,010
*	Mincor Resources NL	766,120	216,048
	Mineral Resources, Ltd.	1,168,088	15,486,881
#*	MMA Offshore, Ltd.	4,749,942	895,376
#	MNF Group, Ltd.	157,039	673,877
	Monadelphous Group, Ltd.	813,595	9,590,643
#	Monash IVF Group, Ltd.	929,280	781,397
#	Money3 Corp., Ltd.	556,562	793,818
#	Mortgage Choice, Ltd.	826,970	1,157,576
	Motorcycle Holdings, Ltd.	14,469	43,938
	Mount Gibson Iron, Ltd.	4,879,718	1,430,752
#	Myer Holdings, Ltd.	5,669,367	1,641,644
#	MYOB Group, Ltd.	2,080,063	4,902,602
#	MyState, Ltd.	440,094	1,605,069
	Navigator Global Investments, Ltd.	725,828	2,081,896
#	Navitas, Ltd.	1,617,273	6,226,831
#*	Neometals, Ltd.	464,508	115,075
#*	NetComm Wireless, Ltd.	180,679	163,587
	New Hope Corp., Ltd.	283,198	457,423
*	NEXTDC, Ltd.	403,993	2,052,200
	nib holdings, Ltd.	2,972,376	14,712,683
	Nick Scali, Ltd.	249,539	1,288,951
	Nine Entertainment Co. Holdings, Ltd.	3,996,040	7,018,138
	Northern Star Resources, Ltd.	4,806,957	23,330,927
*	NRW Holdings, Ltd.	2,540,504	2,600,122
	Nufarm, Ltd.	1,720,608	11,245,953
#	OFX Group, Ltd.	1,346,802	1,757,683

*	OM Holdings, Ltd.	58,046	$60,989
*	Onevue Holdings, Ltd.	479,965	290,402
	oOh!media, Ltd.	562,050	1,997,261
	Orora, Ltd.	7,032,620	17,967,116
	OZ Minerals, Ltd.	2,198,276	15,374,690
	Pacific Current Group, Ltd.	151,459	718,568
	Pacific Energy, Ltd.	30,060	12,402
	Pacific Smiles Group, Ltd.	256,946	338,922
	Pact Group Holdings, Ltd.	843,813	3,563,234
*	Paladin Energy, Ltd.	105,891	13,826
*	Panoramic Resources, Ltd.	2,504,411	891,232
#	Paragon Care, Ltd.	545,233	300,179
	Peet, Ltd.	1,835,313	2,009,652
#*	Peninsula Energy, Ltd.	268,623	48,780
#	Perpetual, Ltd.	356,426	12,853,149
#*	Perseus Mining, Ltd.	7,749,285	2,812,796
	Pioneer Credit, Ltd.	141,621	370,061
#	Platinum Asset Management, Ltd.	1,072,108	4,856,098
*	PMP, Ltd.	2,421,092	512,891
#*	Praemium, Ltd.	747,956	339,544
#	Premier Investments, Ltd.	610,324	7,458,848
	Primary Health Care, Ltd.	3,326,526	10,053,117
#	Prime Media Group, Ltd.	2,115,465	489,440
	Pro Medicus, Ltd.	165,263	1,043,922
	PWR Holdings, Ltd.	52,083	97,222
	QMS Media, Ltd.	303,265	232,441
#	Qube Holdings, Ltd.	4,107,457	6,930,516
#*	Quintis, Ltd.	2,130,129	415,375
#*	Ramelius Resources, Ltd.	3,502,863	1,401,676
	RCR Tomlinson, Ltd.	1,214,629	3,747,247
	Reckon, Ltd.	446,073	427,670
	Reece, Ltd.	1,098,351	9,060,086
#	Regis Healthcare, Ltd.	1,091,027	3,077,748
	Regis Resources, Ltd.	3,021,188	10,594,041
	Reject Shop, Ltd. (The)	277,760	1,619,904
#	Reliance Worldwide Corp., Ltd.	1,875,744	6,431,371
#	Resolute Mining, Ltd.	7,575,156	7,315,436
#	Retail Food Group, Ltd.	1,339,855	958,218
#	Ridley Corp., Ltd.	1,705,857	1,960,346
*	RungePincockMinarco, Ltd.	52,065	25,571
	Ruralco Holdings, Ltd.	164,672	390,084
#	RXP Services, Ltd.	495,127	187,206
	Salmat, Ltd.	645,788	323,286
	Sandfire Resources NL	1,256,340	7,157,629
*	Saracen Mineral Holdings, Ltd.	7,247,386	9,996,725
#	SeaLink Travel Group, Ltd.	176,684	544,970
#	Select Harvests, Ltd.	674,833	2,895,872
*	Senetas Corp., Ltd.	131,335	12,191
#*	Senex Energy, Ltd.	9,446,103	2,945,097
#	Servcorp, Ltd.	342,797	1,322,881
	Service Stream, Ltd.	2,120,468	2,659,582
	Seven Group Holdings, Ltd.	625,509	8,500,153
	Seven West Media, Ltd.	7,785,820	3,255,952

	SG Fleet Group, Ltd.	343,930	$1,014,628
	Shine Corporate, Ltd.	15,573	9,999
#	Shriro Holdings, Ltd.	134,161	145,915
	Sigma Healthcare, Ltd.	8,320,487	5,011,206
#*	Silex Systems, Ltd.	511,695	120,313
#	Silver Chef, Ltd.	138,918	416,103
#*	Silver Lake Resources, Ltd.	4,060,760	1,235,317
	Sims Metal Management, Ltd.	1,382,214	15,526,605
*	Sino Gas & Energy Holdings, Ltd.	4,074,513	472,337
	Sirtex Medical, Ltd.	549,789	11,755,152
	SmartGroup Corp., Ltd.	429,175	3,621,468
	Southern Cross Media Group, Ltd.	3,965,374	3,174,071
	Spark Infrastructure Group	9,168,329	16,910,334
	SpeedCast International, Ltd.	1,771,574	7,025,388
	SRG, Ltd.	2,002	2,639
#	St Barbara, Ltd.	3,947,491	12,175,694
	Steadfast Group, Ltd.	4,895,617	9,536,756
*	Strike Energy, Ltd.	1,789,423	98,752
#*	Sundance Energy Australia, Ltd.	10,075,165	447,030
	Sunland Group, Ltd.	740,896	1,013,626
#	Super Retail Group, Ltd.	1,288,021	6,772,255
#	Superloop, Ltd.	218,389	335,678
#*	Syrah Resources, Ltd.	1,570,227	3,880,600
	Tabcorp Holdings, Ltd.	530,347	1,798,461
#	Tassal Group, Ltd.	1,388,014	4,061,278
	Technology One, Ltd.	1,793,577	7,209,794
#	Thorn Group, Ltd.	719,236	344,713
*	Tiger Resources, Ltd.	9,447,997	141,720
#	Tox Free Solutions, Ltd.	1,278,532	3,356,246
	Tribune Resources, Ltd.	3,093	15,805
#*	Troy Resources, Ltd.	2,230,415	152,037
	Villa World, Ltd.	746,693	1,389,461
#*	Village Roadshow, Ltd.	836,651	2,012,400
#*	Virgin Australia Holdings, Ltd.	11,947,588	2,028,540
#	Virtus Health, Ltd.	508,727	2,127,460
#	Vita Group, Ltd.	437,475	413,745
#	Vocus Group, Ltd.	4,330,071	7,462,797
*	Watpac, Ltd.	760,701	447,493
#	Webjet, Ltd.	892,407	7,614,189
	Webster, Ltd.	42,777	50,517
	Western Areas, Ltd.	2,274,784	5,556,734
#*	Westgold Resources, Ltd.	1,480,130	1,718,323
	Whitehaven Coal, Ltd.	2,214,418	7,681,460
	WiseTech Global, Ltd.	154,881	1,131,801
	WorleyParsons, Ltd.	1,474,136	16,449,439
	WPP AUNZ, Ltd.	2,476,651	1,751,007
	Xenith IP Group, Ltd.	9,607	8,231

*	Xero, Ltd.	122,221	$3,170,222
TOTAL AUSTRALIA			1,093,968,195

CHINA — (0.0%)
	Nanfang Communication Holdings, Ltd.	28,000	16,838

HONG KONG — (23.8%)
*	13 Holdings, Ltd. (The)	156,750	14,014
	Aeon Credit Service Asia Co., Ltd.	752,000	591,687
	Aeon Stores Hong Kong Co., Ltd.	248,000	146,741
#	Agritrade Resources, Ltd.	20,035,000	3,149,818
	Alco Holdings, Ltd.	1,614,000	286,470
	Allan International Holdings	32,000	8,804
	Allied Group, Ltd.	661,200	4,257,452
#	Allied Properties HK, Ltd.	12,111,857	2,531,024
	Alltronics Holdings, Ltd.	2,453,600	814,270
	APAC Resources, Ltd.	2,270,888	389,974
#*	Applied Development Holdings, Ltd.	12,785,000	1,061,381
#	APT Satellite Holdings, Ltd.	3,008,500	1,380,770
	Arts Optical International Hldgs, Ltd.	730,000	195,194
	Asia Financial Holdings, Ltd.	2,404,908	1,415,378
*	Asia Investment Finance Group, Ltd.	13,136,000	201,991
	Asia Satellite Telecommunications Holdings, Ltd.	934,500	827,307
	Asia Standard Hotel Group, Ltd.	34,101,654	2,283,603
#	Asia Standard International Group, Ltd.	13,270,917	3,378,970
	Associated International Hotels, Ltd.	952,000	3,042,638
*	Auto Italia Holdings	1,900,000	24,365
*	Beautiful China Holdings Co., Ltd.	1,240,000	12,226
*	Beijing Gas Blue Sky Holdings, Ltd.	21,568,000	1,517,113
	BeijingWest Industries International, Ltd.	1,277,600	194,956
*	Best Food Holding Co., Ltd.	330,000	49,396
	BOC Aviation, Ltd.	145,000	864,805
	BOE Varitronix, Ltd.	3,046,293	1,563,195
*	Bonjour Holdings, Ltd.	13,988,600	407,663
	Bossini International Holdings, Ltd.	3,699,500	169,661
#	Bright Smart Securities & Commodities Group, Ltd.	6,366,000	2,056,088
*	Brightoil Petroleum Holdings, Ltd.	10,052,000	1,440,913
*	Brockman Mining, Ltd.	22,810,814	336,447
*	Burwill Holdings, Ltd.	34,142,960	1,513,273
	Cafe de Coral Holdings, Ltd.	2,448,000	6,124,606
*	Camsing International Holding, Ltd.	850,000	628,522
*	Cash Financial Services Group, Ltd.	2,934,000	61,886
*	CCT Land Holdings, Ltd.	18,640,000	23,751
#*	CEFC Hong Kong Financial Investment Co., Ltd.	810,000	40,407
	Century City International Holdings, Ltd.	6,723,460	646,345
#	CGN Mining Co., Ltd.	4,855,000	311,073
*	Champion Technology Holdings, Ltd.	864,254	98,165
	Chen Hsong Holdings	1,212,000	356,377
	Cheuk Nang Holdings, Ltd.	679,350	407,939
	Chevalier International Holdings, Ltd.	820,989	1,298,326
*	China Baofeng International, Ltd.	22,000	9,864
*	China Best Group Holding, Ltd.	8,500,000	86,040
*	China Chuanglian Education Financial Group, Ltd.	5,416,000	75,133

	China Display Optoelectronics Technology Holdings, Ltd.	4,928,000	$456,499
*	China Energy Development Holdings, Ltd.	53,782,000	541,538
*	China Ever Grand Financial Leasing Group Co., Ltd.	810,000	4,060
	China Flavors & Fragrances Co., Ltd.	1,561,028	437,614
*	China Fortune Financial Group, Ltd.	6,570,000	122,824
#	China Goldjoy Group, Ltd.	8,416,000	628,555
*	China HKBridge Holdings, Ltd.	103,000	36,705
#*	China LNG Group, Ltd.	7,534,001	1,154,382
*	China Ludao Technology Co., Ltd.	580,000	95,157
*	China Medical & Healthcare Group, Ltd.	42,916,800	1,319,420
	China Motor Bus Co., Ltd.	60,600	769,243
*	China Oceanwide International Financial, Ltd.	560,000	77,912
#*	China Shandong Hi-Speed Financial Group, Ltd.	2,082,000	78,798
*	China Soft Power Technology Holdings, Ltd.	23,892,402	374,438
*	China Solar Energy Holdings, Ltd.	1,669,500	7,179
*	China Star Entertainment, Ltd.	1,900,000	113,153
#*	China Strategic Holdings, Ltd.	74,181,250	847,075
	China Ting Group Holdings, Ltd.	2,565,151	129,167
#	Chinese Estates Holdings, Ltd.	2,963,500	4,461,718
*	Chinlink International Holdings, Ltd.	1,259,800	149,309
	Chinney Investments, Ltd.	1,180,000	514,882
	Chong Hing Bank, Ltd.	146,000	294,332
	Chow Sang Sang Holdings International, Ltd.	2,405,000	5,065,409
	CHTC Fong's Industries Co., Ltd.	42,000	9,756
	Chuang's China Investments, Ltd.	8,251,407	613,849
	Chuang's Consortium International, Ltd.	7,399,043	1,668,135
	CITIC Telecom International Holdings, Ltd.	12,575,125	3,651,918
	CK Life Sciences Intl Holdings, Inc.	22,972,000	1,669,662
*	CMMB Vision Holdings, Ltd.	9,204,000	260,743
	CNQC International Holdings, Ltd.	3,780,000	1,332,844
	CNT Group, Ltd.	8,303,264	456,513
#*	Common Splendor International Health Industry Group, Ltd.	9,672,000	1,174,200
*	Continental Holdings, Ltd.	450,000	7,706
#	Convenience Retail Asia, Ltd.	142,000	67,654
#*	Convoy Global Holdings, Ltd.	38,622,000	821,834
*	Cosmopolitan International Holdings, Ltd.	2,040,000	266,353
#	Cowell e Holdings, Inc.	3,513,000	957,070
*	CP Lotus Corp.	11,880,000	176,575
*	Crocodile Garments	2,196,000	230,484
#	Cross-Harbour Holdings, Ltd. (The)	989,956	1,616,523
	CSI Properties, Ltd.	41,656,383	2,567,339
*	CST Group, Ltd.	140,296,000	612,586
*	Culturecom Holdings, Ltd.	45,000	2,479
#	CW Group Holdings, Ltd.	2,804,500	436,083
	Dah Sing Banking Group, Ltd.	3,943,916	8,632,481
	Dah Sing Financial Holdings, Ltd.	1,526,544	9,707,639
*	Daohe Global Group, Ltd.	467,000	38,751
	Dickson Concepts International, Ltd.	1,282,500	466,534
#*	Digital Domain Holdings, Ltd.	1,080,000	23,757
	Dynamic Holdings, Ltd.	70,000	69,174
	Eagle Nice International Holdings, Ltd.	2,086,000	998,286
	EcoGreen International Group, Ltd.	1,782,640	336,635
*	eForce Holdings, Ltd.	5,384,000	166,357

*	Elegance Optical International Holdings, Ltd.	542,000	$133,420
#	Emperor Capital Group, Ltd.	31,527,000	2,433,205
	Emperor Entertainment Hotel, Ltd.	4,725,000	991,179
	Emperor International Holdings, Ltd.	9,506,753	2,862,090
	Emperor Watch & Jewellery, Ltd.	28,650,000	1,558,869
#	Enerchina Holdings, Ltd.	5,426,700	355,385
*	ENM Holdings, Ltd.	14,680,000	1,526,096
#*	Esprit Holdings, Ltd.	14,906,850	5,086,824
*	eSun Holdings, Ltd.	4,444,000	718,482
*	Eternity Investment, Ltd.	830,000	18,945
#	Fairwood Holdings, Ltd.	753,600	2,962,510
#	Far East Consortium International, Ltd.	10,136,463	5,555,972
*	Far East Holdings International, Ltd.	1,728,000	171,177
#	FIH Mobile, Ltd.	19,005,000	4,132,876
	First Pacific Co., Ltd.	8,342,000	4,533,663
*	First Shanghai Investments, Ltd.	6,944,000	732,697
	Fountain SET Holdings, Ltd.	5,842,000	864,512
	Four Seas Mercantile Holdings, Ltd.	610,000	257,898
*	Freeman FinTech Corp., Ltd.	23,880,000	4,284,759
#	Future Bright Holdings, Ltd.	3,288,000	311,306
*	Future World Financial Holdings, Ltd.	205,723	5,498
*	G-Resources Group, Ltd.	174,891,600	1,610,942
#*	GCL New Energy Holdings, Ltd.	49,416,000	2,840,610
#	Get Nice Financial Group, Ltd.	3,630,600	644,037
#	Get Nice Holdings, Ltd.	51,222,000	1,902,305
#	Giordano International, Ltd.	11,528,000	6,775,097
#*	Global Brands Group Holding, Ltd.	40,918,000	2,315,165
	Glorious Sun Enterprises, Ltd.	4,328,000	486,693
	Gold Peak Industries Holdings, Ltd.	3,029,642	331,790
#*	Gold-Finance Holdings, Ltd.	9,352,000	3,040,817
	Golden Resources Development International, Ltd.	3,330,500	199,887
#*	Good Resources Holdings, Ltd.	9,720,000	335,813
	Goodbaby International Holdings, Ltd.	2,785,000	1,907,021
*	GR Properties, Ltd.	616,000	71,051
*	Grande Holdings, Ltd. (The)	1,002,000	174,672
	Great Eagle Holdings, Ltd.	668,566	3,405,774
*	Greenheart Group, Ltd.	668,000	76,277
*	Greentech Technology International, Ltd.	6,240,000	90,323
	Guangnan Holdings, Ltd.	2,363,600	280,712
#	Guotai Junan International Holdings, Ltd.	23,547,797	6,865,507
#	Haitong International Securities Group, Ltd.	17,520,259	10,297,831
	Hanison Construction Holdings, Ltd.	2,405,649	439,881
*	Hao Tian Development Group, Ltd.	19,412,400	710,634
	Harbour Centre Development, Ltd.	935,500	1,729,837
	High Fashion International, Ltd.	268,000	67,748
	HIN Sang Group International Holding Co., Ltd.	74,000	12,428
	HKBN, Ltd.	4,150,500	4,903,852
	HKR International, Ltd.	6,178,336	3,714,629
*	Hoifu Energy Group, Ltd.	876,000	122,781
	Hon Kwok Land Investment Co., Ltd.	388,800	229,454
	Hong Kong Aircraft Engineering Co., Ltd.	150,800	878,134
	Hong Kong Ferry Holdings Co., Ltd.	866,300	992,542

#	Hong Kong International Construction Investment Management Group Co., Ltd.	2,532,000	$688,251
	Hong Kong Shanghai Alliance Holdings, Ltd.	1,248,002	108,185
*	Hong Kong Television Network, Ltd.	4,014,751	1,715,391
#	Hongkong & Shanghai Hotels, Ltd. (The)	2,898,845	4,438,450
	Hongkong Chinese, Ltd.	5,038,000	899,677
	Hop Hing Group Holdings, Ltd.	13,596,000	324,238
	Hopewell Holdings, Ltd.	3,604,500	13,884,000
#*	Hsin Chong Group Holdings, Ltd.	10,323,403	86,290
*	Huarong International Financial Holdings, Ltd.	732,000	205,522
#*	Huarong Investment Stock Corp., Ltd.	1,050,000	160,123
*	Huisheng International Holdings, Ltd.	2,640,000	97,954
	Hung Hing Printing Group, Ltd.	2,728,000	629,999
#	Hutchison Telecommunications Hong Kong Holdings, Ltd.	11,986,000	4,244,744
#	IGG, Inc.	7,730,000	10,740,204
*	Imagi International Holdings, Ltd.	2,142,300	294,650
	International Housewares Retail Co., Ltd.	652,000	120,448
	iOne Holdings, Ltd.	6,300,000	136,465
	IPE Group, Ltd.	3,345,000	684,075
#*	IRC, Ltd.	23,876,266	522,393
	IT, Ltd.	4,344,532	2,021,256
#	ITC Properties Group, Ltd.	5,940,836	1,951,496
	Jacobson Pharma Corp., Ltd.	86,000	20,066
	Johnson Electric Holdings, Ltd.	2,623,750	9,873,246
	Kader Holdings Co., Ltd.	788,000	178,999
	Kam Hing International Holdings, Ltd.	1,830,000	150,195
	Karrie International Holdings, Ltd.	2,278,000	340,892
	Keck Seng Investments	878,600	813,109
	Kerry Logistics Network, Ltd.	3,024,500	4,474,701
	Kingmaker Footwear Holdings, Ltd.	2,200,955	580,678
	Kowloon Development Co., Ltd.	2,549,000	2,874,726
*	Kwan On Holdings, Ltd.	2,340,000	404,158
	Kwoon Chung Bus Holdings, Ltd.	44,000	24,298
	L'Occitane International SA	1,194,250	2,209,577
	Lai Sun Development Co., Ltd.	1,916,410	3,158,790
	Lai Sun Garment International, Ltd.	673,055	1,026,114
	Lam Soon Hong Kong, Ltd.	302,310	555,034
*	Landing International Development, Ltd.	168,800,000	4,742,591
	Landsea Green Properties Co., Ltd.	1,940,000	244,221
*	LEAP Holdings Group, Ltd.	5,160,000	477,493
#	Lifestyle International Holdings, Ltd.	2,741,000	4,514,482
	Lippo China Resources, Ltd.	20,922,000	681,469
	Lippo, Ltd.	1,161,700	660,761
	Liu Chong Hing Investment, Ltd.	1,323,200	2,146,586
	Luk Fook Holdings International, Ltd.	3,329,000	12,151,165
	Luks Group Vietnam Holdings Co., Ltd.	514,913	161,121
	Lung Kee Bermuda Holdings	1,609,875	830,478
#*	Macau Legend Development, Ltd.	18,092,000	2,664,773
	Magnificent Hotel Investment, Ltd.	13,170,000	381,290
*	Man Sang International, Ltd.	132,000	7,598
#	Man Wah Holdings, Ltd.	13,457,600	10,733,764
#*	Mason Group Holdings, Ltd.	55,573,399	907,660
#*	Master Glory Group, Ltd.(BYTP1T9)	48,990,592	533,992

*	Master Glory Group, Ltd.(BYTP1T9)	394,860	$4,277
	Matrix Holdings, Ltd.	1,067,414	398,701
*	Maxnerva Technology Services, Ltd.	982,000	175,033
*	Mei Ah Entertainment Group, Ltd.	320,000	13,278
	Melbourne Enterprises, Ltd.	39,500	935,201
	Melco International Development, Ltd.	1,689,000	4,956,875
	Microport Scientific Corp.	1,295,000	1,405,076
	Midas International Holdings, Ltd.	8,460,000	314,571
*	Midland Holdings, Ltd.	5,254,000	1,483,008
*	Midland IC&I, Ltd.	2,591,000	115,266
	Ming Fai International Holdings, Ltd.	2,148,000	337,730
	Miramar Hotel & Investment	1,039,000	2,057,951
#	Modern Dental Group, Ltd.	2,018,000	614,250
*	Mongolian Mining Corp.	15,806,000	342,590
	NagaCorp, Ltd.	12,782,000	13,239,871
	Nameson Holdings, Ltd.	4,596,000	989,156
	Nanyang Holdings, Ltd.	133,500	978,226
	National Electronic Hldgs	2,668,600	388,531
*	National United Resources Holdings, Ltd.	18,280,000	61,957
*	Neo-Neon Holdings, Ltd.	2,337,500	227,376
*	New Century Group Hong Kong, Ltd.	13,351,464	229,116
*	NEW Concepts Holdings, Ltd.	1,012,000	515,921
*	New Sports Group, Ltd.	1,076,000	111,868
*	New Times Energy Corp., Ltd.	8,918,600	212,515
*	Newocean Energy Holdings, Ltd.	8,034,000	1,833,018
*	Newtree Group Holdings, Ltd.	4,782,000	294,435
*	Next Digital, Ltd.	4,295,183	149,049
*	Nine Express, Ltd.	2,118,000	77,191
*	OCI International Holdings, Ltd.	56,000	9,642
#	OP Financial Investments, Ltd.	3,948,000	1,593,085
	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	10,589,706	843,046
	Orient Overseas International, Ltd.	1,123,000	10,173,931
	Oriental Watch Holdings	3,078,800	904,909
*	Pacific Andes International Holdings, Ltd.	19,435,067	67,853
*	Pacific Basin Shipping, Ltd.	33,538,000	9,034,357
*	Pacific Plywood Holdings, Ltd.	2,200,000	88,628
	Pacific Textiles Holdings, Ltd.	6,737,000	6,458,459
	Pak Fah Yeow International, Ltd.	5,000	2,250
	Paliburg Holdings, Ltd.	3,180,830	1,409,960
#*	Paradise Entertainment, Ltd.	3,652,000	472,801
	PC Partner Group, Ltd.	1,460,000	1,059,138
*	Pearl Oriental Oil, Ltd.	11,849,400	229,692
	Pegasus International Holdings, Ltd.	226,000	30,554
	Perfect Shape Beauty Technology, Ltd.	1,348,000	193,823
#	Pico Far East Holdings, Ltd.	5,824,000	2,234,354
	Playmates Holdings, Ltd.	7,082,000	950,833
	Playmates Toys, Ltd.	6,328,000	694,416
	Plover Bay Technologies, Ltd.	1,520,000	337,998
#	Pokfulam Development Co.	234,000	536,173
	Polytec Asset Holdings, Ltd.	11,323,526	956,103
*	PT International Development Co., Ltd.	2,839,150	188,056
	Public Financial Holdings, Ltd.	3,166,000	1,341,406
	PuraPharm Corp., Ltd.	137,000	44,953

*	PYI Corp., Ltd.	29,673,973	$550,538
*	Qianhai Health Holdings, Ltd.	1,077,499	10,901
#*	Realord Group Holdings, Ltd.	2,782,000	1,666,490
	Regal Hotels International Holdings, Ltd.	2,915,800	2,074,107
*	Regent Pacific Group, Ltd.	8,730,000	382,009
#	Regina Miracle International Holdings, Ltd.	1,970,000	1,725,406
#*	RM Group Holdings, Ltd.	6,064,000	890,285
	SA SA International Holdings, Ltd.	12,296,429	6,392,051
	Safety Godown Co., Ltd.	400,000	886,398
	SAS Dragon Holdings, Ltd.	2,182,000	747,144
#	SEA Holdings, Ltd.	1,661,523	3,426,001
#	Shenwan Hongyuan HK, Ltd.	4,291,250	1,323,531
*	Shougang Concord Grand Group, Ltd.	1,158,000	28,664
	Shun Ho Property Investments, Ltd.	1,254,757	468,894
	Shun Tak Holdings, Ltd.	13,739,419	5,708,628
*	Silver base Group Holdings, Ltd.	6,545,515	587,718
*	Sincere Watch Hong Kong, Ltd.	4,450,000	67,501
	Sing Tao News Corp., Ltd.	1,974,000	264,714
	Singamas Container Holdings, Ltd.	12,698,000	2,145,881
	SIS International Holdings	34,000	20,401
	SITC International Holdings Co., Ltd.	3,410,000	3,412,606
#	Sitoy Group Holdings, Ltd.	1,463,000	311,808
	Sky Light Holdings, Ltd.	721,000	100,859
#	SmarTone Telecommunications Holdings, Ltd.	3,893,531	4,154,185
*	SOCAM Development, Ltd.	2,136,771	460,034
#*	Solartech International Holdings, Ltd.	15,560,000	1,650,754
*	Solomon Systech International, Ltd.	11,680,000	463,828
	Soundwill Holdings, Ltd.	612,500	1,141,548
*	South China Financial Holdings, Ltd.	21,850,000	117,425
*	South China Holdings Co., Ltd.	17,774,503	692,991
	Stella International Holdings, Ltd.	1,988,500	2,666,469
*	Stelux Holdings International, Ltd.	3,011,400	250,649
	Strong Petrochemical Holdings, Ltd.	2,016,000	308,689
*	Success Universe Group, Ltd.	6,716,000	214,591
#*	Summit Ascent Holdings, Ltd.	6,958,000	817,688
	Sun Hing Vision Group Holdings, Ltd.	358,000	146,948
	Sun Hung Kai & Co., Ltd.	5,113,429	3,197,732
	Sunwah Kingsway Capital Holdings, Ltd.	9,612,500	125,410
	TAI Cheung Holdings, Ltd.	2,130,000	2,377,159
	Tai Sang Land Development, Ltd.	781,910	508,790
*	Talent Property Group, Ltd.	14,355,000	143,342
#	Tan Chong International, Ltd.	1,176,000	406,388
	Tao Heung Holdings, Ltd.	1,439,000	266,561
#	Television Broadcasts, Ltd.	2,412,600	8,020,020
*	Termbray Industries International Holdings, Ltd.	2,304,900	173,725
	Tern Properties Co., Ltd.	51,200	32,420
#	Texwinca Holdings, Ltd.	7,044,000	3,704,317
*	Theme International Holdings, Ltd.	2,660,000	61,357
#	Tian Teck Land, Ltd.	1,024,000	1,229,220
	TK Group Holdings, Ltd.	596,000	465,970
*	Tom Group, Ltd.	1,434,000	411,656
#	Town Health International Medical Group, Ltd.	7,142,000	470,937
#	Tradelink Electronic Commerce, Ltd.	5,670,000	957,957

	Transport International Holdings, Ltd.	1,400,541	$4,127,441
*	Trinity, Ltd.	8,046,000	778,004
*	TSC Group Holdings, Ltd.	3,386,000	377,445
#	Tsui Wah Holdings, Ltd.	3,484,000	507,554
	Union Medical Healthcare, Ltd.	663,097	303,213
#*	United Laboratories International Holdings, Ltd. (The)	6,004,000	6,247,105
*	Universal Technologies Holdings, Ltd.	7,410,000	340,830
*	Universe International Financial Holdings, Ltd.	405,000	35,853
*	Up Energy Development Group, Ltd.	3,929,000	12,115
	Upbest Group, Ltd.	72,000	10,017
*	Value Convergence Holdings, Ltd.	4,736,000	921,800
	Value Partners Group, Ltd.	4,460,000	4,202,377
	Vanke Property Overseas, Ltd.	49,000	30,399
	Vantage International Holdings, Ltd.	3,160,000	368,955
	Vedan International Holdings, Ltd.	3,576,000	364,156
*	Victory City International Holdings, Ltd.	31,219,660	459,813
	Vitasoy International Holdings, Ltd.	5,663,000	14,614,600
#	VPower Group International Holdings, Ltd.	631,000	369,766
*	VS International Group, Ltd.	1,022,000	25,808
#	VSTECS Holdings, Ltd.	5,429,600	2,878,318
#	VTech Holdings, Ltd.	961,000	12,195,248
	Wai Kee Holdings, Ltd.	7,614,738	4,495,049
	Wang On Group, Ltd.	17,520,000	232,776
	Win Hanverky Holdings, Ltd.	2,938,000	296,823
*	Winfull Group Holdings, Ltd.	9,512,000	185,454
	Wing On Co. International, Ltd.	759,000	2,808,357
	Wing Tai Properties, Ltd.	2,087,331	1,611,439
	Wonderful Sky Financial Group Holdings, Ltd.	1,386,000	235,010
	Wong's International Holdings, Ltd.	737,641	295,289
	Wong's Kong King International	322,000	50,093
	Xinyi Glass Holdings, Ltd.	6,480,000	9,863,570
	Yangtzekiang Garment, Ltd.	592,500	217,464
#*	Yat Sing Holdings, Ltd.	950,000	62,250
	Yau Lee Holdings, Ltd.	424,000	80,219
#	Yeebo International Hldg	2,828,000	866,202
	YGM Trading, Ltd.	447,000	336,400
*	YT Realty Group, Ltd.	749,000	239,181
*	Yuan Heng Gas Holdings, Ltd.	1,304,000	136,699
	Yugang International, Ltd.	90,818,000	2,430,643
*	Yunfeng Financial Group, Ltd.	212,000	114,202
*	ZH International Holdings, Ltd.	280,000	11,348
TOTAL HONG KONG			527,333,792

NEW ZEALAND — (5.5%)
*	a2 Milk Co., Ltd.	1,534,866	13,879,289
	Abano Healthcare Group, Ltd.	30,725	197,226
	Air New Zealand, Ltd.	1,759,013	4,121,728
#	Arvida Group, Ltd.	306,433	261,735
	Briscoe Group, Ltd.	2,235	5,765
#	CBL Corp., Ltd.	52,334	119,895
	Chorus, Ltd.	2,299,669	6,665,181
	Colonial Motor Co., Ltd. (The)	144,588	871,712

#	Comvita, Ltd.	18,026	$91,040
	Contact Energy, Ltd.	312,374	1,191,206
	EBOS Group, Ltd.	449,499	5,843,589
	Evolve Education Group, Ltd.	36,611	13,781
#	Freightways, Ltd.	960,640	5,273,544
	Genesis Energy, Ltd.	1,292,118	2,223,637
#	Gentrack Group, Ltd.	33,424	160,671
	Hallenstein Glasson Holdings, Ltd.	242,445	887,251
	Heartland Bank, Ltd.	1,267,890	1,614,927
	Infratil, Ltd.	3,273,797	7,360,788
	Investore Property, Ltd.	29,015	29,339
	Kathmandu Holdings, Ltd.	713,580	1,251,434
	Mainfreight, Ltd.	536,356	9,560,231
	Methven, Ltd.	96,877	73,635
#	Metlifecare, Ltd.	596,599	2,526,326
#	Metro Performance Glass, Ltd.	28,996	15,537
	Millennium & Copthorne Hotels New Zealand, Ltd.	395,725	817,057
*	New Zealand Oil & Gas, Ltd.	61,708	27,463
	New Zealand Refining Co., Ltd. (The)	631,936	1,046,453
	NZME, Ltd.(BD5W4X2)	945,851	592,793
	NZME, Ltd.(BD310N3)	16,366	10,470
	NZX, Ltd.	973,717	753,828
*	Pacific Edge, Ltd.	442,720	123,748
	PGG Wrightson, Ltd.	999,976	435,140
	Port of Tauranga, Ltd.	2,313,913	8,024,567
*	Pushpay Holdings, Ltd.	129,180	403,598
	Restaurant Brands New Zealand, Ltd.	597,312	3,099,934
*	Rubicon, Ltd.	1,442,620	257,815
	Ryman Healthcare, Ltd.	188,990	1,454,334
	Sanford, Ltd.	382,357	2,057,899
	Scales Corp., Ltd.	182,612	597,454
	Scott Technology, Ltd.	45,734	109,230
#	Skellerup Holdings, Ltd.	663,496	875,005
#	SKY Network Television, Ltd.	2,080,268	3,464,056
	SKYCITY Entertainment Group, Ltd.	5,420,556	15,326,290
#	Steel & Tube Holdings, Ltd.	441,625	646,479
	Summerset Group Holdings, Ltd.	836,490	4,206,792
#*	Synlait Milk, Ltd.	95,187	578,792
	Tegel Group Holdings, Ltd.	202,323	118,736
	Tilt Renewables, Ltd.	87,581	113,652
#	Tourism Holdings, Ltd.	397,684	1,756,935
*	Tower, Ltd.	887,040	520,265
	Trade Me Group, Ltd.	1,783,440	5,725,179
	Trilogy International, Ltd.	7,994	16,670
#	Trustpower, Ltd.	150,487	609,612
	Turners Automotive Group, Ltd.	13,182	28,808
	Vector, Ltd.	1,210,877	2,764,716
#	Vista Group International, Ltd.	13,410	27,772

	Warehouse Group, Ltd. (The)	698,604	$1,017,611
TOTAL NEW ZEALAND			121,848,620

SINGAPORE — (10.0%)
*	Abterra, Ltd.	230,320	8,256
	Accordia Golf Trust	3,605,400	1,774,674
	AEM Holdings, Ltd.	319,300	1,704,312
	Amara Holdings, Ltd.	974,800	394,447
	Ascendas India Trust	2,216,800	1,707,351
*	ASL Marine Holdings, Ltd.	148,950	11,031
	Baker Technology, Ltd.	289,580	133,970
#*	Banyan Tree Holdings, Ltd.	1,006,300	442,938
#	Best World International, Ltd.	1,922,850	2,719,024
#	Bonvests Holdings, Ltd.	950,000	937,598
#	Boustead Projects, Ltd.	497,612	306,246
	Boustead Singapore, Ltd.	1,827,636	1,138,316
#	Breadtalk Group, Ltd.	894,200	1,314,609
#	Bukit Sembawang Estates, Ltd.	963,703	4,506,316
	Bund Center Investment, Ltd.	659,825	369,586
	Centurion Corp., Ltd.	1,207,600	447,669
#	China Aviation Oil Singapore Corp., Ltd.	2,440,199	2,937,535
#	China Sunsine Chemical Holdings, Ltd.	891,000	944,526
#	Chip Eng Seng Corp., Ltd.	3,678,400	2,777,026
	Chuan Hup Holdings, Ltd.	3,853,500	884,925
	CITIC Envirotech, Ltd.	1,322,300	717,846
#*	Cityneon Holdings, Ltd.	320,400	253,552
	Civmec, Ltd.	162,700	66,403
	ComfortDelGro Corp., Ltd.	2,383,200	3,741,158
#*	COSCO Shipping International Singapore Co., Ltd.	6,639,300	2,428,774
#*	Creative Technology, Ltd.	272,200	1,238,027
#	CSE Global, Ltd.	3,443,600	1,055,935
	Del Monte Pacific, Ltd.	2,363,364	423,095
#	Delfi, Ltd.	788,500	884,058
#*	Delong Holdings, Ltd.	74,500	232,236
*	DMX Technologies Group, Ltd.	2,096,000	30,261
#	Duty Free International, Ltd.	720,700	121,324
#*	Dyna-Mac Holdings, Ltd.	2,007,300	195,927
	Elec & Eltek International Co., Ltd.	163,500	273,504
	EnGro Corp., Ltd.	354,000	249,439
#*	Ezion Holdings, Ltd.	12,591,378	662,302
#*	Ezra Holdings, Ltd.	19,242,923	584,501
	Far East Orchard, Ltd.	1,110,085	1,256,000
#	First Resources, Ltd.	4,909,700	6,309,688
	First Sponsor Group, Ltd.	440,661	467,336
#	Food Empire Holdings, Ltd.	1,418,200	727,379
#*	Fragrance Group, Ltd.	6,077,000	722,241
#	Frencken Group, Ltd.	918,000	434,554
	Fu Yu Corp., Ltd.	2,352,600	342,663
#*	Gallant Venture, Ltd.	4,992,500	447,606
#	Geo Energy Resources, Ltd.	3,369,600	582,561
	GK Goh Holdings, Ltd.	1,484,065	1,315,109
	GL, Ltd.	3,431,500	2,045,340

	Golden Agri-Resources, Ltd.	22,363,500	$5,995,240
#	Golden Energy & Resources, Ltd.	479,600	139,320
	GP Industries, Ltd.	2,567,609	1,492,954
	GuocoLand, Ltd.	1,260,214	2,005,136
#*	Halcyon Agri Corp., Ltd.	1,718,048	779,235
#	Hanwell Holdings, Ltd.	1,888,219	339,871
	Haw Par Corp., Ltd.	137,500	1,312,192
#	Health Management International, Ltd.	1,542,930	742,382
#	Hi-P International, Ltd.	1,409,500	2,503,490
#	Hiap Hoe, Ltd.	498,000	342,265
	Ho Bee Land, Ltd.	1,604,700	3,094,046
#	Hong Fok Corp., Ltd.	3,531,394	2,133,768
	Hong Leong Asia, Ltd.	896,300	662,055
	Hong Leong Finance, Ltd.	403,100	828,884
	Hotel Grand Central, Ltd.	1,531,768	1,756,867
	Hour Glass, Ltd. (The)	1,814,832	908,548
	Hutchison Port Holdings Trust	8,725,800	2,585,044
	Hwa Hong Corp., Ltd.	2,123,500	533,443
#	Hyflux, Ltd.(6320058)	3,707,700	794,372
#	Hyflux, Ltd.(BDZV6P5)	370,770	84,835
	iFAST Corp., Ltd.	197,300	135,418
#	Indofood Agri Resources, Ltd.	3,432,100	855,278
	InnoTek, Ltd.	239,900	79,283
*	IPC Corp., Ltd.	17,440	4,580
	Isetan Singapore, Ltd.	119,000	342,170
#	Japfa, Ltd.	2,449,400	853,844
#	k1 Ventures, Ltd.	1,005,220	75,134
	Keppel Infrastructure Trust	10,068,032	4,118,122
#	Keppel Telecommunications & Transportation, Ltd.	1,369,300	1,602,943
	Koh Brothers Group, Ltd.	1,432,000	350,645
#	KSH Holdings, Ltd.	1,222,100	626,911
	Lee Metal Group, Ltd.	137,900	43,757
	Lian Beng Group, Ltd.	2,611,200	1,330,351
	Low Keng Huat Singapore, Ltd.	912,900	470,585
	Lum Chang Holdings, Ltd.	1,094,030	313,176
#	M1, Ltd.	2,742,100	3,642,516
#	Mandarin Oriental International, Ltd.	1,113,700	2,671,107
*	Marco Polo Marine, Ltd.	3,322,500	88,691
	Memtech International, Ltd.	158,000	208,125
	Metro Holdings, Ltd.	2,781,892	2,427,771
	Mewah International, Inc.	89,000	19,405
	Micro-Mechanics Holdings, Ltd.	300	467
#*	Midas Holdings, Ltd.	9,974,000	1,460,556
*	mm2 Asia, Ltd.	1,247,400	487,957
*	Nam Cheong, Ltd.	6,557,040	37,507
	Nera Telecommunications, Ltd.	1,143,400	323,044
	New Toyo International Holdings, Ltd.	1,624,000	310,728
*	Noble Group, Ltd.	5,785,540	346,343
	NSL, Ltd.	409,900	424,812
#	OUE, Ltd.	2,008,500	2,796,601
	Overseas Education, Ltd.	65,300	17,961
#	Oxley Holdings, Ltd.	4,040,356	1,520,032
#*	Pacc Offshore Services Holdings, Ltd.	1,132,900	318,485

#	Pan-United Corp., Ltd.	2,435,750	$715,482
*	Penguin International, Ltd.	446,032	112,856
	Perennial Real Estate Holdings, Ltd.	148,900	97,402
#	Q&M Dental Group Singapore, Ltd.	2,269,300	1,067,513
	QAF, Ltd.	1,414,056	1,090,669
#*	Raffles Education Corp., Ltd.	4,176,710	706,825
#	Raffles Medical Group, Ltd.	5,452,278	4,799,352
#	RHT Health Trust	3,131,500	1,934,969
	Riverstone Holdings, Ltd.	1,235,600	971,958
#*	Rowsley, Ltd.	4,294,500	402,530
#	Roxy-Pacific Holdings, Ltd.	385,400	166,493
#	SBS Transit, Ltd.	926,200	1,803,506
#	SembCorp Marine, Ltd.	5,038,100	8,747,108
#	Sheng Siong Group, Ltd.	4,513,000	3,206,693
#	SHS Holdings, Ltd.	2,304,100	387,519
	SIA Engineering Co., Ltd.	697,900	1,695,458
#	SIIC Environment Holdings, Ltd.	4,783,320	1,700,971
#	Sinarmas Land, Ltd.	6,897,100	1,957,742
#	Sing Holdings, Ltd.	1,623,100	534,035
	Sing Investments & Finance, Ltd.	324,075	388,581
#	Singapore Post, Ltd.	10,888,300	11,413,835
#	Singapore Press Holdings, Ltd.	6,191,500	11,946,032
	Singapore Reinsurance Corp., Ltd.	1,514,530	370,941
	Singapore Shipping Corp., Ltd.	1,640,700	357,484
	Singapura Finance, Ltd.	348,124	272,661
#*	Sino Grandness Food Industry Group, Ltd.	4,336,435	651,707
	Stamford Land Corp., Ltd.	3,188,100	1,178,105
#	StarHub, Ltd.	2,437,800	4,291,192
	Straco Corp., Ltd.	130,000	76,471
#	Sunningdale Tech, Ltd.	1,117,560	1,619,003
*	SunVic Chemical Holdings, Ltd.	841,445	40,871
#*	Swiber Holdings, Ltd.	2,895,250	45,047
*	Tat Hong Holdings, Ltd.	2,662,560	1,007,919
*	Tiong Woon Corp. Holding, Ltd.	228,100	55,645
#	Tuan Sing Holdings, Ltd.	4,868,495	1,605,722
	UMS Holdings, Ltd.	3,202,575	2,896,140
	United Engineers, Ltd.	3,318,328	6,614,402
	United Industrial Corp., Ltd.	174,269	432,002
#	United Overseas Insurance, Ltd.	181,850	1,067,103
	UOB-Kay Hian Holdings, Ltd.	2,008,761	2,130,630
	UPP Holdings, Ltd.	3,076,900	552,784
#	Valuetronics Holdings, Ltd.	2,410,850	2,000,056
	Venture Corp., Ltd.	763,400	16,509,938
#	Vibrant Group, Ltd.	2,058,620	558,403
	Vicom, Ltd.	119,500	551,658
#	Wee Hur Holdings, Ltd.	2,769,000	498,534
	Wheelock Properties Singapore, Ltd.	1,933,000	2,647,297
	Wing Tai Holdings, Ltd.	3,453,267	5,475,128
*	Xinghua Port Holdings, Ltd.	2,435,750	397,261
	Yeo Hiap Seng, Ltd.	223,731	194,857
	YHI International, Ltd.	176,200	59,763
#*	Yongnam Holdings, Ltd.	2,917,700	661,561

Zhongmin Baihui Retail Group, Ltd.	26,900	$17,490
TOTAL SINGAPORE		221,292,730
TOTAL COMMON STOCKS		1,964,460,175

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
* Sundance Energy Australia, Ltd. Rights 04/03/18	5,832,497	—
* Westgold Resources., Ltd. Rights 06/30/19	1	—
TOTAL AUSTRALIA		—

HONG KONG — (0.0%)
* International Standard Resources Holdings, Ltd. Warrants 05/10/18	3,097,050	3,946

SINGAPORE — (0.0%)
* First Sponsor Group, Ltd.	110,165	24,366
* Raffles Education Corp., Ltd.	1,253,013	76,453
TOTAL SINGAPORE		100,819

TOTAL RIGHTS/WARRANTS		104,765
TOTAL INVESTMENT SECURITIES		1,964,564,940

		Value †
SECURITIES LENDING COLLATERAL — (11.3%)
§@ DFA Short Term Investment Fund	21,560,898	249,438,027
TOTAL INVESTMENTS — (100.0%) (Cost $2,101,973,200) ^^		$2,214,002,967

Summary of the Series' investments as of March 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$13,826	$1,093,954,369	—	$1,093,968,195
China	—	16,838	—	16,838
Hong Kong	164,493	527,169,299	—	527,333,792
New Zealand	—	121,848,620	—	121,848,620
Singapore	511,698	220,781,032	—	221,292,730
Rights/Warrants
Hong Kong	—	3,946	—	3,946
Singapore	—	100,819	—	100,819
Securities Lending Collateral	—	249,438,027	—	249,438,027
TOTAL	$690,017	$2,213,312,950	—	$2,214,002,967

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2018
(Unaudited)

		Shares	Value ††
COMMON STOCKS — (96.4%)
Consumer Discretionary — (22.5%)
	4imprint Group P.L.C.	105,248	$2,329,288
	888 Holdings P.L.C.	1,207,669	4,571,681
	AA P.L.C.	3,246,551	3,666,605
	Ascential P.L.C.	57,326	335,512
	B&M European Value Retail SA	3,005,821	16,499,817
	Bellway P.L.C.	668,205	28,595,853
	Bloomsbury Publishing P.L.C.	311,604	771,543
	Bovis Homes Group P.L.C.	921,633	14,725,311
	Card Factory P.L.C.	1,228,787	3,256,805
*	Carpetright P.L.C.	95,402	54,709
#	Centaur Media P.L.C.	537,905	379,645
	Cineworld Group P.L.C.	6,296,220	20,868,102
	Connect Group P.L.C.	1,312,384	1,032,834
	Countryside Properties P.L.C.	882,659	3,890,571
	Crest Nicholson Holdings P.L.C.	1,693,312	10,796,265
	Daily Mail & General Trust P.L.C.	1,606,232	14,545,524
#	Debenhams P.L.C.	6,862,458	2,016,033
	DFS Furniture P.L.C.	803,736	2,068,885
	Dignity P.L.C.	288,661	3,546,451
	Dixons Carphone P.L.C.	4,266,172	11,155,590
	Domino's Pizza Group P.L.C.	2,536,833	11,774,339
	Dunelm Group P.L.C.	506,904	3,750,517
*	EI Group P.L.C.	3,227,233	5,213,552
	Entertainment One, Ltd.	1,438,045	5,691,782
	Euromoney Institutional Investor P.L.C.	271,732	4,678,149
*	Findel P.L.C.	239,314	766,941
	Fuller Smith & Turner P.L.C. Class A	136,069	1,823,238
*	Future P.L.C.	52,125	281,547
	GAME Digital P.L.C.	15,397	6,181
	Games Workshop Group P.L.C.	153,377	4,970,967
#	Greene King P.L.C.	1,786,209	11,814,451
	Greggs P.L.C.	594,391	10,258,626
#	GVC Holdings P.L.C.	1,660,376	21,454,550
	Gym Group P.L.C. (The)	501,016	1,608,729
	Halfords Group P.L.C.	1,287,580	5,888,108
	Headlam Group P.L.C.	470,006	2,926,153
	Henry Boot P.L.C.	431,263	1,790,522
	Hollywood Bowl Group P.L.C.	16,094	44,732
	Hostelworld Group P.L.C.	142,387	761,930
	Huntsworth P.L.C.	1,109,918	1,476,561
	Inchcape P.L.C.	2,461,419	23,864,332
	ITE Group P.L.C.	1,593,582	3,495,125
	J D Wetherspoon P.L.C.	481,928	7,708,665
*	Jackpotjoy P.L.C.	232,375	2,646,422
	JD Sports Fashion P.L.C.	2,289,045	10,796,425
	John Menzies P.L.C.	471,357	4,158,369
	Ladbrokes Coral Group P.L.C.	6,643,757	15,286,342
*	Laura Ashley Holdings P.L.C.	1,124,437	62,401
	Lookers P.L.C.	1,879,684	2,314,207
	Marston's P.L.C.	4,171,154	5,913,585
	McCarthy & Stone P.L.C.	1,690,108	3,432,819

	Merlin Entertainments P.L.C.	1,031,636	$5,016,398
	Millennium & Copthorne Hotels P.L.C.	995,879	7,500,304
	Mitchells & Butlers P.L.C.	1,270,976	4,456,061
	MJ Gleeson P.L.C.	191,456	1,962,282
*	Mothercare P.L.C.	771,640	185,255
	Motorpoint group P.L.C.	24,005	75,022
	N Brown Group P.L.C.	1,083,230	2,681,215
*	Ocado Group P.L.C.	2,750,145	20,529,098
	On the Beach Group P.L.C.	481,915	3,627,213
	Pendragon P.L.C.	7,223,334	2,352,110
	Pets at Home Group P.L.C.	1,657,371	3,927,908
	Photo-Me International P.L.C.	1,345,530	3,114,257
	Playtech P.L.C.	1,474,852	15,168,629
	Rank Group P.L.C.	866,364	2,511,977
	Redrow P.L.C.	1,404,094	11,732,381
#	Restaurant Group P.L.C. (The)	1,111,881	3,956,035
	Revolution Bars Group P.L.C.	14,864	29,820
	Sportech P.L.C.	396,817	333,627
*	Sports Direct International P.L.C.	1,270,241	6,556,138
	SSP Group P.L.C.	2,495,796	21,439,048
	St. Ives P.L.C.	767,358	932,103
	STV Group P.L.C.	4,868	22,114
	Superdry P.L.C.	347,061	7,604,135
	Tarsus Group P.L.C.	216,649	912,081
	Ted Baker P.L.C.	155,410	5,453,827
	Thomas Cook Group P.L.C.	8,687,680	14,425,202
	Topps Tiles P.L.C.	925,429	1,017,285
	Trinity Mirror P.L.C.	1,714,822	1,909,115
	UBM P.L.C.	2,225,114	29,291,003
	Vitec Group P.L.C. (The)	173,720	3,003,596
	WH Smith P.L.C.	673,112	18,455,693
	William Hill P.L.C.	5,184,952	24,040,449
Total Consumer Discretionary			545,988,672

Consumer Staples — (4.5%)
	A.G. Barr P.L.C.	667,187	6,148,408
	Anglo-Eastern Plantations P.L.C.	104,452	1,129,588
	Britvic P.L.C.	1,368,941	13,114,035
	Cranswick P.L.C.	290,213	11,588,399
#	Dairy Crest Group P.L.C.	934,749	6,714,380
	Devro P.L.C.	956,939	2,630,697
	Greencore Group P.L.C.	3,643,038	6,771,568
	Hilton Food Group P.L.C.	104,226	1,215,996
	McBride P.L.C.	1,090,323	2,406,722
	McColl's Retail Group P.L.C.	108,565	345,172
*	Premier Foods P.L.C.	4,677,570	2,476,902
	PZ Cussons P.L.C.	1,596,632	5,117,827
*	REA Holdings P.L.C.	50,639	220,089
	Stock Spirits Group P.L.C.	973,068	3,403,165
	Tate & Lyle P.L.C.	2,817,200	21,516,755

#	Tesco P.L.C.	8,392,685	$24,290,177
Total Consumer Staples			109,089,880

Energy — (4.3%)
	Anglo Pacific Group P.L.C.	842,207	1,782,690
*	Cairn Energy P.L.C.	3,630,341	10,523,170
*	EnQuest P.L.C.	6,334,413	2,582,465
*	Gulf Keystone Petroleum, Ltd.	836,357	1,527,000
	Gulf Marine Services P.L.C.	122,883	60,077
*	Hunting P.L.C.	882,299	8,320,466
	James Fisher & Sons P.L.C.	275,685	6,084,524
	John Wood Group P.L.C.	3,309,790	25,149,866
*	Lamprell P.L.C.	1,201,647	1,233,782
*	Nostrum Oil & Gas P.L.C.	179,779	736,056
*	Ophir Energy P.L.C.	4,489,031	3,313,935
	Petrofac, Ltd.	1,396,035	9,958,212
*	Premier Oil P.L.C.	4,029,886	3,933,701
	Soco International P.L.C.	1,265,317	1,632,527
	Stobart Group, Ltd.	1,274,913	3,951,154
*	Tullow Oil P.L.C.	8,835,314	24,356,410
Total Energy			105,146,035

Financials — (15.4%)
	Arrow Global Group P.L.C.	964,887	4,765,864
	Ashmore Group P.L.C.	2,065,004	11,056,920
	Beazley P.L.C.	3,286,678	26,389,715
	BGEO Group P.L.C.	232,852	11,620,183
	Brewin Dolphin Holdings P.L.C.	1,676,558	8,123,532
	Charles Stanley Group P.L.C.	122,025	583,115
	Charles Taylor P.L.C.	195,491	727,147
	Chesnara P.L.C.	710,844	3,904,116
	Close Brothers Group P.L.C.	910,039	18,353,347
	CMC Markets P.L.C.	616,334	1,461,914
#	CYBG P.L.C.	3,501,135	14,465,516
	esure Group P.L.C.	1,683,935	5,127,761
	Hansard Global P.L.C.	16,468	18,292
	Hastings Group Holdings P.L.C.	1,077,083	3,953,685
	Hiscox, Ltd.	1,587,870	32,397,226
	IG Group Holdings P.L.C.	2,104,797	23,573,013
	Intermediate Capital Group P.L.C.	1,608,512	22,216,979
	International Personal Finance P.L.C.	1,183,606	3,794,406
*	IP Group P.L.C.	2,114,366	3,407,863
	Jardine Lloyd Thompson Group P.L.C.	730,699	13,146,243
	Jupiter Fund Management P.L.C.	2,350,436	15,582,198
	Just Group P.L.C.	2,847,968	5,455,755
	Lancashire Holdings, Ltd.	1,260,827	10,254,708
	Man Group P.L.C.	10,018,464	24,158,318
	NEX Group P.L.C.	1,743,102	24,036,558
	Non-Standard Finance P.L.C.	129,214	114,363
#	OneSavings Bank P.L.C.	882,316	4,627,792
	Paragon Banking Group P.L.C.	1,654,581	10,951,801
	Phoenix Group Holdings	2,225,936	23,819,752

#	Provident Financial P.L.C.	39,330	$376,476
	Rathbone Brothers P.L.C.	269,490	9,262,606
	River & Mercantile Group P.L.C.	2,983	13,841
	S&U P.L.C.	20,417	685,890
	Saga P.L.C.	5,752,086	9,121,048
	TP ICAP P.L.C.	3,202,107	20,103,498
	Virgin Money Holdings UK P.L.C.	1,600,539	5,915,061
	Waterloo Investment Holdings, Ltd.	4,000	440
Total Financials			373,566,942

Health Care — (3.4%)
*	BTG P.L.C.	1,633,879	15,511,869
	Cambian Group P.L.C.	559,761	1,430,418
#*	Circassia Pharmaceuticals P.L.C.	498,540	600,191
	Consort Medical P.L.C.	275,491	4,345,282
	Dechra Pharmaceuticals P.L.C.	177,603	6,544,957
	Genus P.L.C.	313,190	10,247,789
	Hikma Pharmaceuticals P.L.C.	202,753	3,448,188
*	Indivior P.L.C.	4,021,386	22,987,598
	Integrated Diagnostics Holdings P.L.C.	330,094	1,535,029
	Spire Healthcare Group P.L.C.	1,177,046	3,469,665
	UDG Healthcare P.L.C.	633,020	7,711,283
*	Vectura Group P.L.C.	3,637,945	3,962,731
Total Health Care			81,795,000

Industrials — (25.2%)
#	Aggreko P.L.C.	1,404,819	14,475,333
	Air Partner P.L.C.	253,425	508,685
	Alumasc Group P.L.C. (The)	30,507	53,716
	Avon Rubber P.L.C.	151,817	2,708,262
#	Babcock International Group P.L.C.	1,464,761	13,749,166
	Balfour Beatty P.L.C.	4,202,276	15,793,871
	BBA Aviation P.L.C.	6,265,028	28,209,309
	Biffa P.L.C.	354,640	994,258
	Bodycote P.L.C.	1,128,748	14,200,173
	Braemar Shipping Services P.L.C.	141,381	503,018
	Capita P.L.C.	1,656,575	3,350,841
#	Carillion P.L.C.	2,236,594	467,842
	Carr's Group P.L.C.	343,111	625,742
	Castings P.L.C.	157,187	949,138
	Chemring Group P.L.C.	1,678,575	4,725,001
#	Clarkson P.L.C.	136,822	5,796,225
#	Clipper Logistics P.L.C.	87,228	446,584
*	Cobham P.L.C.	12,879,491	22,194,092
	Communisis P.L.C.	1,085,623	965,341
	Costain Group P.L.C.	610,467	3,980,699
	De La Rue P.L.C.	662,727	4,732,520
#*	Dialight P.L.C.	102,467	718,456
	Diploma P.L.C.	654,771	10,514,936
	Fenner P.L.C.	1,157,315	9,902,576
*	Firstgroup P.L.C.	7,308,367	8,419,442
*	Flybe Group P.L.C.	616,871	290,455

	G4S P.L.C.	686,732	$2,390,108
	Galliford Try P.L.C.	483,668	5,683,819
	Go-Ahead Group P.L.C.	246,990	6,085,106
	Goodwin P.L.C.	383	9,119
	Grafton Group P.L.C.	1,270,209	13,713,694
	Harvey Nash Group P.L.C.	29,146	36,520
	Hays P.L.C.	8,638,286	22,851,928
	Hogg Robinson Group P.L.C.	182,016	304,169
	HomeServe P.L.C.	1,513,211	15,696,161
	Howden Joinery Group P.L.C.	3,954,289	25,595,644
	IMI P.L.C.	1,419,616	21,534,326
#*	Interserve P.L.C.	841,666	951,669
	IWG P.L.C.	3,349,423	10,733,240
	John Laing Group P.L.C.	1,732,283	6,545,249
	Keller Group P.L.C.	447,041	5,464,842
	Kier Group P.L.C.	565,613	7,426,884
*	Management Consulting Group P.L.C.	788,035	67,327
	Mears Group P.L.C.	751,984	3,505,028
	Meggitt P.L.C.	4,445,188	26,966,861
#	Melrose Industries P.L.C.	8,150,198	26,407,464
#	Mitie Group P.L.C.	2,122,246	4,730,589
	Morgan Advanced Materials P.L.C.	1,627,460	7,274,926
	Morgan Sindall Group P.L.C.	222,576	3,652,955
	National Express Group P.L.C.	2,454,336	13,306,157
	Norcros P.L.C.	54,583	145,169
	Northgate P.L.C.	818,775	3,875,669
	Pagegroup P.L.C.	1,939,404	14,615,119
	PayPoint P.L.C.	330,528	3,710,543
	Polypipe Group P.L.C.	1,146,130	5,602,449
	Porvair P.L.C.	15,509	107,631
	QinetiQ Group P.L.C.	3,166,821	9,175,987
	Renewi P.L.C.	4,021,877	4,232,169
*	Renold P.L.C.	193,435	78,511
	Rentokil Initial P.L.C.	488,649	1,862,243
	Ricardo P.L.C.	276,528	3,555,310
	Robert Walters P.L.C.	381,498	3,637,909
	Rotork P.L.C.	4,717,139	18,853,625
	Royal Mail P.L.C.	1,051,386	7,979,788
	RPS Group P.L.C.	1,352,633	4,842,806
	Senior P.L.C.	2,513,529	10,626,662
*	Serco Group P.L.C.	961,719	1,192,367
	Severfield P.L.C.	1,267,641	1,297,648
	SIG P.L.C.	3,729,465	7,096,693
	Speedy Hire P.L.C.	2,890,361	2,109,540
	Spirax-Sarco Engineering P.L.C.	268,082	21,625,760
	Stagecoach Group P.L.C.	2,117,596	3,931,726
	Sthree P.L.C.	580,839	2,629,653
	T Clarke P.L.C.	147,457	170,512
	Travis Perkins P.L.C.	1,200,149	20,808,259
	Trifast P.L.C.	463,836	1,682,511
#	Tyman P.L.C.	671,514	2,808,161
	Ultra Electronics Holdings P.L.C.	410,895	7,967,029
	Vesuvius P.L.C.	1,477,677	12,112,934

*	Volex P.L.C.	307,047	$277,317
	Volution Group P.L.C.	227,927	629,461
	Vp P.L.C.	159,998	1,906,813
	Weir Group P.L.C. (The)	534,541	14,984,052
	Wilmington Group P.L.C.	334,384	1,149,637
	Wincanton P.L.C.	657,672	2,020,920
*	Wizz Air Holdings P.L.C.	138,995	6,354,246
	XP Power, Ltd.	85,921	3,851,275
Total Industrials			609,717,570

Information Technology — (9.2%)
	Acal P.L.C.	353,108	2,062,472
	Auto Trader Group P.L.C.	5,222,247	25,669,553
	AVEVA Group P.L.C.	416,682	11,175,212
	Computacenter P.L.C.	393,351	6,353,613
	Electrocomponents P.L.C.	2,859,505	24,085,488
	Equiniti Group P.L.C.	1,247,914	5,235,392
	FDM Group Holdings P.L.C.	157,776	2,257,446
	Fidessa Group P.L.C.	217,048	11,180,123
	Gocompare.Com Group P.L.C.	1,706,395	2,683,553
	Halma P.L.C.	1,260,169	20,859,899
	Kainos Group P.L.C.	139,415	666,114
	Laird P.L.C.	3,016,962	8,492,766
	Moneysupermarket.com Group P.L.C.	2,650,925	10,670,423
#	NCC Group P.L.C.	1,309,618	3,464,914
	Oxford Instruments P.L.C.	314,473	3,262,254
	Renishaw P.L.C.	209,285	13,235,186
	Rightmove P.L.C.	363,385	22,182,519
	RM P.L.C.	318,504	895,220
	SDL P.L.C.	434,547	2,508,862
	Softcat P.L.C.	562,229	5,401,106
	Spectris P.L.C.	646,429	24,465,981
	Spirent Communications P.L.C.	3,322,181	5,375,925
	TT Electronics P.L.C.	900,025	2,506,905
	Xaar P.L.C.	386,193	1,822,026
	ZPG P.L.C.	1,526,071	7,204,880
Total Information Technology			223,717,832

Materials — (7.0%)
#	Acacia Mining P.L.C.	900,534	1,804,894
*	Carclo P.L.C.	238,794	297,625
	Centamin P.L.C.	6,191,392	13,424,021
	DS Smith P.L.C.	527,826	3,487,927
	Elementis P.L.C.	2,720,624	11,284,976
	Essentra P.L.C.	1,502,610	8,936,456
	Evraz P.L.C.	1,599,318	9,752,614
	Ferrexpo P.L.C.	1,750,724	6,016,255
	Forterra P.L.C.	651,674	2,707,188
*	Gem Diamonds, Ltd.	654,715	828,018
	Hill & Smith Holdings P.L.C.	456,541	8,525,249
	Hochschild Mining P.L.C.	1,434,696	4,016,514
	Ibstock P.L.C.	1,822,814	7,209,672

* KAZ Minerals P.L.C.	1,460,573	$17,618,987
* Lonmin P.L.C.	1,584,135	1,299,112
Low & Bonar P.L.C.	1,194,255	936,187
Marshalls P.L.C.	1,156,886	6,793,114
#* Petra Diamonds, Ltd.	3,145,803	2,904,430
#* Petropavlovsk P.L.C.	13,841,290	1,387,842
RPC Group P.L.C.	2,358,548	25,641,898
Synthomer P.L.C.	1,408,375	9,501,669
Vedanta Resources P.L.C.	424,451	4,217,855
Victrex P.L.C.	531,613	19,167,306
Zotefoams P.L.C.	93,537	720,406
Total Materials		168,480,215

Real Estate — (2.5%)
Capital & Counties Properties P.L.C.	4,280,670	16,348,649
CLS Holdings P.L.C.	369,254	1,219,542
* Countrywide P.L.C.	736,847	1,089,660
Daejan Holdings P.L.C.	42,272	3,558,588
# Foxtons Group P.L.C.	1,063,488	1,208,077
Grainger P.L.C.	2,874,831	11,655,493
Harworth Group P.L.C.	30,680	47,542
Helical P.L.C.	654,139	2,960,814
LSL Property Services P.L.C.	367,974	1,159,185
* Raven Russia, Ltd.	1,019,157	622,073
Savills P.L.C.	826,733	11,392,718
St. Modwen Properties P.L.C.	1,210,642	6,592,560
U & I Group P.L.C.	743,150	2,035,414
Urban & Civic P.L.C.	36,188	155,653
Total Real Estate		60,045,968

Telecommunication Services — (0.9%)
Inmarsat P.L.C.	2,371,810	12,059,724
KCOM Group P.L.C.	3,263,487	4,208,480
TalkTalk Telecom Group P.L.C.	2,658,372	4,332,767
Total Telecommunication Services		20,600,971

Utilities — (1.5%)
Drax Group P.L.C.	2,361,584	9,118,959
Pennon Group P.L.C.	2,264,837	20,475,546
Telecom Plus P.L.C.	340,923	5,870,326
Total Utilities		35,464,831
TOTAL COMMON STOCKS		2,333,613,916

RIGHTS/WARRANTS — (0.0%)
* Galliford Try P.L.C.	161,223	633,347

* Provident Financial P.L.C.	27,859	$145,009
TOTAL RIGHTS/WARRANTS		778,356
TOTAL INVESTMENT SECURITIES		2,334,392,272

		Value †
SECURITIES LENDING COLLATERAL — (3.6%)
§@ DFA Short Term Investment Fund	7,554,390	87,396,732
TOTAL INVESTMENTS — (100.0%) (Cost $2,057,570,580) ^^		$2,421,789,004

Summary of the Series' investments as of March 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$545,988,672	—	$545,988,672
Consumer Staples	—	109,089,880	—	109,089,880
Energy	—	105,146,035	—	105,146,035
Financials	—	373,566,942	—	373,566,942
Health Care	—	81,795,000	—	81,795,000
Industrials	—	609,717,570	—	609,717,570
Information Technology	—	223,717,832	—	223,717,832
Materials	—	168,480,215	—	168,480,215
Real Estate	—	60,045,968	—	60,045,968
Telecommunication Services	—	20,600,971	—	20,600,971
Utilities	—	35,464,831	—	35,464,831
Rights/Warrants	—	778,356	—	778,356
Securities Lending Collateral	—	87,396,732	—	87,396,732
TOTAL	—	$2,421,789,004	—	$2,421,789,004

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2018
(Unaudited)

		Shares	Value ††
COMMON STOCKS — (90.0%)
AUSTRIA — (2.8%)
	Agrana Beteiligungs AG	18,464	$2,166,441
#	ANDRITZ AG	351,021	19,628,372
	Atrium European Real Estate, Ltd.	793,939	3,908,948
	Austria Technologie & Systemtechnik AG	162,266	4,406,022
	CA Immobilien Anlagen AG	447,444	14,971,980
#	DO & CO AG	34,702	2,203,211
	EVN AG	212,870	4,155,278
*	FACC AG	125,792	3,465,582
	Flughafen Wien AG	21,758	894,225
#	IMMOFINANZ AG	5,007,188	13,039,239
	Josef Manner & Co. AG	870	64,524
	Kapsch TrafficCom AG	33,915	1,662,667
	Lenzing AG	66,004	8,162,124
	Mayr Melnhof Karton AG	49,633	7,534,056
	Oberbank AG	45,017	4,761,781
	Oesterreichische Post AG	202,551	10,071,548
#	Palfinger AG	92,883	3,746,030
	POLYTEC Holding AG	103,266	1,989,368
#	Porr AG	57,280	1,971,912
*	Raiffeisen Bank International AG	347,435	13,532,450
#	Rosenbauer International AG	19,267	1,209,316
	S IMMO AG	330,386	6,545,746
*	Schoeller-Bleckmann Oilfield Equipment AG	63,374	6,989,481
#	Semperit AG Holding	68,546	1,378,023
	Strabag SE	105,005	4,158,709
	Telekom Austria AG	809,706	7,724,374
	UBM Development AG	9,401	473,445
	UNIQA Insurance Group AG	812,308	9,456,340
	Verbund AG	284,163	8,246,154
#	Vienna Insurance Group AG Wiener Versicherung Gruppe	201,409	6,733,374
	Wienerberger AG	617,965	15,452,331
#	Zumtobel Group AG	173,368	1,630,882
TOTAL AUSTRIA			192,333,933

BELGIUM — (4.2%)
#*	Ablynx NV	382,567	20,964,805
	Ackermans & van Haaren NV	138,945	24,333,590
*	AGFA-Gevaert NV	1,218,771	4,720,187
*	Argenx SE	35,584	2,852,968
	Atenor	12,733	747,382
	Banque Nationale de Belgique	87	318,814
	Barco NV	67,758	8,353,222
	Bekaert SA	214,947	9,158,372
#*	Biocartis NV	150,346	2,261,015
	bpost SA	503,661	11,379,076
#*	Celyad SA	42,198	1,469,176
	Cie d'Entreprises CFE	48,913	6,665,845
#	Cie Immobiliere de Belgique SA	15,632	1,029,377
	Co.Br.Ha Societe Commerciale de Brasserie SA	111	542,083
	D'ieteren SA	142,311	5,766,253
	Deceuninck NV	385,581	1,376,980

	Econocom Group SA	686,666	$5,029,655
	Elia System Operator SA	171,886	10,746,222
#	Euronav NV	780,068	6,477,316
	EVS Broadcast Equipment SA	75,122	2,431,171
#*	Exmar NV	187,317	1,211,391
#*	Fagron	262,019	4,085,456
*	Galapagos NV(B07MXC1)	83,275	8,330,461
*	Galapagos NV(B07Q2V5)	220,186	21,976,694
	Gimv NV	71,420	4,321,178
#	Ion Beam Applications	115,719	2,333,440
	Jensen-Group NV	16,524	888,935
	Kinepolis Group NV	94,699	6,288,537
#	Lotus Bakeries	1,464	4,288,811
#*	MDxHealth	214,040	948,414
	Melexis NV	113,154	11,312,052
#*	Nyrstar NV	745,540	5,264,009
#	Ontex Group NV	473,271	12,645,571
	Orange Belgium SA	179,876	3,678,691
#	Picanol	28,690	3,236,123
	RealDolmen(5529094)	120	3
	RealDolmen(B3M0622)	17,503	793,094
	Recticel SA	247,048	3,104,219
	Resilux	5,092	870,173
	Roularta Media Group NV	15,671	436,301
	Sioen Industries NV	50,085	1,835,169
	Sipef SA	34,109	2,497,697
*	Telenet Group Holding NV	6,422	429,277
	TER Beke SA	2,816	598,265
*	Tessenderlo Group SA	213,754	8,960,993
#*	ThromboGenics NV	205,315	1,066,243
*	TiGenix NV	1,307,407	2,827,452
	Umicore SA	703,600	37,273,334
	Van de Velde NV	35,498	1,658,470
*	Viohalco SA	583,796	2,515,000
TOTAL BELGIUM			282,298,962

DENMARK — (5.0%)
#*	ALK-Abello A.S.	36,938	4,633,430
	Alm Brand A.S.	562,935	5,753,486
	Ambu A.S. Class B	850,608	19,252,556
	Arkil Holding A.S. Class B	504	113,152
*	Bang & Olufsen A.S.	256,627	6,508,952
	BankNordik P/F	10,800	197,516
#*	Bavarian Nordic A.S.	204,295	6,411,342
	Brodrene Hartmann A.S.	16,148	955,521
#	Columbus A.S.	381,319	905,670
#*	D/S Norden A.S.	196,089	3,537,031
	DFDS A.S.	199,035	11,208,610
	Djurslands Bank A.S.	8,970	348,884
#	FLSmidth & Co. A.S.	270,276	17,474,810
	Fluegger A.S. Class B	4,198	237,912
#	GN Store Nord A.S.	875,008	31,034,616

	Gronlandsbanken A.S.	1,125	$116,324
*	H+H International A.S. Class B	62,902	1,373,211
	Harboes Bryggeri A.S. Class B	17,239	250,913
	IC Group A.S.	41,449	962,750
*	Jeudan A.S.	6,335	940,260
	Jyske Bank A.S.	434,014	25,804,021
	Lan & Spar Bank	4,981	391,258
	Matas A.S.	231,085	2,505,469
*	Nilfisk Holding A.S.	182,797	8,624,134
#*	NKT A.S.	206,194	6,737,002
#	NNIT A.S.	66,505	1,903,245
	Nordjyske Bank A.S.	47,045	1,283,954
	Parken Sport & Entertainment A.S.	33,556	420,687
	Per Aarsleff Holding A.S.	127,997	4,797,268
	Ringkjoebing Landbobank A.S.	126,846	6,972,055
	Roblon A.S. Class B	2,700	137,330
	Rockwool International A.S. Class A	455	123,304
	Rockwool International A.S. Class B	50,421	15,019,828
	Royal Unibrew A.S.	272,367	18,082,128
#	RTX A.S.	45,802	1,232,233
*	Santa Fe Group A.S.	127,806	772,137
	Scandinavian Tobacco Group A.S. Class A	99,917	1,763,017
	Schouw & Co., A.S.	79,510	7,876,369
	SimCorp A.S.	244,707	17,102,806
	Solar A.S. Class B	37,199	2,454,746
	Spar Nord Bank A.S.	489,295	5,836,003
	Sydbank A.S.	504,857	18,649,032
*	TDC A.S.	5,367,272	44,476,311
#	Tivoli A.S.	9,628	1,046,507
#*	TK Development A.S.	600,824	688,752
*	Topdanmark A.S.	491,266	23,196,468
	TORM P.L.C.	45,402	336,035
	United International Enterprises	10,218	2,263,991
#*	Vestjysk Bank A.S.	1,375,283	606,666
*	Zealand Pharma A.S.	155,305	2,408,635
TOTAL DENMARK			335,728,337

FINLAND — (6.2%)
#	Afarak Group Oyj	316,672	377,509
#	Ahlstrom-Munksjo Oyj	112,843	2,354,804
	Aktia Bank Oyj	247,840	2,801,978
	Alandsbanken Abp Class B	21,354	388,064
	Alma Media Oyj	117,812	1,027,713
	Amer Sports Oyj	797,171	24,600,811
#	Apetit Oyj	19,668	342,971
#	Aspo Oyj	92,762	1,138,363
	Atria Oyj	66,796	1,013,807
#*	BasWare Oyj	56,551	3,044,457
#	Bittium Oyj	178,633	1,316,489
	Cargotec Oyj Class B	259,720	13,836,425
#*	Caverion Oyj	658,056	4,982,694
#	Citycon Oyj	2,564,059	5,769,623

#	Cramo Oyj	232,336	$4,846,883
#	Digia Oyj	69,731	187,957
	Elisa Oyj	865,946	39,166,164
	F-Secure Oyj	631,341	2,845,768
	Finnair Oyj	472,532	6,580,944
	Fiskars Oyj Abp	198,894	4,959,634
*	Glaston Oyj Abp	46,084	24,569
	HKScan Oyj Class A	198,976	750,909
#	Huhtamaki Oyj	608,107	26,683,801
	Ilkka-Yhtyma Oyj	61,503	252,700
	Kemira Oyj	706,364	9,045,963
	Kesko Oyj Class A	39,081	2,190,154
	Kesko Oyj Class B	461,420	26,426,489
#	Konecranes Oyj	403,802	17,527,732
	Lassila & Tikanoja Oyj	199,934	4,149,130
	Lehto Group Oyj	69,088	994,707
#	Metsa Board Oyj	1,398,928	14,044,698
#	Metso Oyj	757,257	23,891,823
	Nokian Renkaat Oyj	802,355	36,438,470
	Olvi Oyj Class A	80,509	2,784,724
	Oriola Oyj Class A	6,054	20,717
	Oriola Oyj Class B	628,439	1,903,447
#	Orion Oyj Class A	123,563	4,242,757
	Orion Oyj Class B	236,640	7,244,145
#	Outokumpu Oyj	2,921,503	19,923,885
#*	Outotec Oyj	1,238,541	11,067,861
	Pihlajalinna Oyj	70,738	1,099,808
	Ponsse Oyj	67,334	2,377,714
	Poyry Oyj	188,253	1,228,969
*	QT Group Oyj	55,899	431,820
	Raisio Oyj Class V	641,021	2,853,548
	Ramirent Oyj	524,612	4,330,458
	Rapala VMC Oyj	109,543	482,023
	Raute Oyj Class A	2,644	99,707
#	Revenio Group Oyj	106,653	1,686,459
	Sanoma Oyj	749,458	8,801,151
#	SRV Group OYJ	66,041	236,265
*	Stockmann Oyj Abp Class A	49,045	240,390
#*	Stockmann Oyj Abp Class B	173,382	811,055
	Technopolis Oyj	956,192	4,322,887
	Teleste Oyj	51,567	431,637
#	Tieto Oyj	355,339	11,836,146
#	Tikkurila Oyj	242,268	4,660,430
	Tokmanni Group Corp.	113,385	924,952
	Uponor Oyj	335,821	5,610,019
#	Vaisala Oyj Class A	53,064	2,831,751
#	Valmet Oyj	865,528	17,351,920
	Viking Line Abp	10,366	210,480

#	YIT Oyj	1,410,604	$11,815,743
TOTAL FINLAND			415,867,071

FRANCE — (12.1%)
	ABC Arbitrage	176,146	1,456,337
	Actia Group	48,398	467,185
#*	Adocia	5,215	86,758
*	Air France-KLM	1,087,234	12,132,251
	Akka Technologies	51,478	3,134,622
	Albioma SA	157,219	3,729,202
	Altamir	130,609	2,116,262
	Alten SA	142,403	13,728,302
#	Altran Technologies SA	921,134	13,648,562
#*	Antalis International SAS	120,399	268,012
	April SA	75,049	1,395,630
#*	Archos	138,714	202,274
	Arkema SA	28,304	3,695,054
	Assystem	62,252	2,132,805
	Aubay	31,239	1,605,931
#	Axway Software SA	38,973	863,698
#	Bastide le Confort Medical	16,987	965,821
	Beneteau SA	216,231	4,710,592
	Bigben Interactive	74,415	1,156,046
	BioMerieux	48,056	3,957,876
	Boiron SA	38,163	3,215,737
	Bonduelle SCA	82,233	3,480,688
#	Bourbon Corp.	141,557	830,010
	Burelle SA	905	1,504,269
#	Casino Guichard Perrachon SA	254,831	12,481,308
	Catering International Services	14,124	291,946
*	Cegedim SA	25,022	1,155,334
*	CGG SA	412,287	818,006
*	Chargeurs SA(BDH48T0)	1,205	32,685
#	Chargeurs SA(5021318)	107,537	3,144,975
	Cie des Alpes	51,236	1,862,164
*	Coface SA	468,574	5,356,823
	Derichebourg SA	584,687	5,149,472
	Devoteam SA	28,114	2,978,806
	Dom Security	2,414	180,056
	Edenred	1,178,862	41,003,818
	Electricite de Strasbourg SA	21,286	3,450,160
#	Elior Group SA	578,748	12,589,437
	Elis SA	544,411	13,480,080
*	Eramet	52,211	7,196,008
*	Esso SA Francaise	15,303	818,040
*	Etablissements Maurel et Prom	79,940	380,153
	Euronext NV	291,850	21,392,288
	Europcar Groupe SA	451,417	5,024,128
	Eutelsat Communications SA	726,775	14,405,001
	Exel Industries Class A	10,330	1,353,757
	Faurecia	278,171	22,508,489
	Fleury Michon SA	5,962	358,207

*	Fnac Darty SA	100,828	$10,790,399
	Gaumont SA	13,450	2,000,056
	Gaztransport Et Technigaz SA	115,771	7,258,440
	GEA	2,433	302,280
	Getlink SE	1,262,810	18,027,658
	Gevelot SA	3,466	847,774
	GL Events	48,992	1,474,078
	Groupe Crit	23,123	2,486,242
#*	Groupe Gorge	22,858	423,056
	Groupe Open	28,806	1,202,295
	Guerbet	32,440	2,579,912
	Haulotte Group SA	74,466	1,535,487
#	HERIGE SADCS	4,147	213,391
#*	HiPay Group SA	24,579	379,480
#*	ID Logistics Group	8,367	1,492,506
	Imerys SA	137,065	13,320,489
	Ingenico Group SA	301,300	24,455,642
	Interparfums SA	39,800	1,832,467
	Ipsen SA	62,768	9,756,381
	IPSOS	193,979	7,622,680
	Jacquet Metal Service	71,359	2,580,457
	Kaufman & Broad SA	96,997	5,104,446
	Korian SA	251,592	8,513,900
	Lagardere SCA	735,741	21,015,803
	Lanson-BCC	8,795	335,469
	Laurent-Perrier	12,886	1,503,322
	Le Belier	9,054	658,976
	Lectra	133,460	3,768,986
	Linedata Services	11,036	427,969
	LISI	99,064	3,991,163
	LNA Sante SA	29,442	2,050,490
	Maisons du Monde SA	50,786	1,854,851
	Maisons France Confort SA	15,908	1,013,067
	Manitou BF SA	51,719	2,198,508
	Manutan International	14,949	1,660,351
	Mersen SA	117,956	5,372,290
#*	METabolic EXplorer SA	151,621	380,353
	Metropole Television SA	290,250	7,477,932
	MGI Coutier	56,783	2,140,214
	Mr Bricolage	30,731	572,114
*	Naturex	35,471	5,853,256
	Neopost SA	196,501	5,177,171
	Nexans SA	185,479	9,607,845
	Nexity SA	241,351	15,457,457
#*	Nicox	136,752	1,524,936
*	NRJ Group	73,487	779,470
#	Oeneo SA	148,931	1,862,960
#*	Onxeo SA(B04P0G6)	246,319	405,068
#*	Onxeo SA(BPFJVR0)	48,958	86,367
	Orpea	178,098	22,616,292
*	Parrot SA	112,753	724,973
*	Pierre & Vacances SA	29,600	1,323,577
	Plastic Omnium SA	312,439	14,975,940

#	Plastivaloire	45,387	$1,020,088
	PSB Industries SA	8,805	504,085
#	Rallye SA	139,003	2,088,665
#*	Recylex SA	102,008	1,294,220
	Rexel SA	1,773,993	30,050,963
	Robertet SA	3,655	2,248,629
	Rothschild & Co.	40,790	1,503,813
#	Rubis SCA	575,278	41,551,475
	Samse SA	8,068	1,698,510
	Sartorius Stedim Biotech	101,854	9,195,039
	Savencia SA	33,010	3,541,719
	SEB SA	27,806	5,318,448
	Seche Environnement SA	13,339	492,675
#*	Sequana SA	289,137	254,909
#*	SES-imagotag SA	8,385	285,263
	Societe BIC SA	72,424	7,199,348
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	60,258	4,063,826
	Societe Marseillaise du Tunnel Prado-Carenage SA	3,933	111,378
	Societe pour l'Informatique Industrielle	39,961	1,241,067
*	SOITEC	87,729	6,381,765
#*	Solocal Group	3,289,445	4,660,243
	Somfy SA	104,615	10,624,520
	Sopra Steria Group	83,106	16,962,595
	SPIE SA	453,235	10,028,446
#*	SRP Groupe SA	16,799	161,731
*	Stallergenes Greer P.L.C.	17,371	617,186
*	Ste Industrielle d'Aviation Latecoere SA	362,344	2,222,881
	Stef SA	28,044	3,522,164
	Sword Group	35,526	1,532,203
	Synergie SA	69,728	4,389,942
#	Tarkett SA	121,413	4,069,325
	Technicolor SA	1,531,532	2,589,692
	Teleperformance	170,555	26,449,100
	Television Francaise 1	615,411	8,357,116
#*	Tessi SA	6,874	1,460,918
	TFF Group	20,260	1,077,414
	Thermador Groupe	16,901	2,391,839
	Total Gabon	2,296	416,482
#*	Touax SA	9,530	117,247
	Trigano SA	46,958	8,499,497
*	Ubisoft Entertainment SA	423,468	35,838,932
	Union Financiere de France BQE SA	16,855	638,579
#*	Vallourec SA	1,879,147	9,983,118
#*	Valneva SE	322,635	1,413,820
	Vetoquinol SA	19,343	1,315,703
	Vicat SA	96,640	7,299,838
	VIEL & Cie SA	161,700	1,148,646
	Vilmorin & Cie SA	29,068	2,529,819
#*	Virbac SA	22,063	3,242,860
	Vranken-Pommery Monopole SA	18,262	510,252

*	Worldline SA	49,810	$2,531,311
TOTAL FRANCE			815,561,055

GERMANY — (14.0%)
	1&1 Drillisch AG	197,159	13,302,727
	Aareal Bank AG	425,534	20,300,542
*	Adler Modemaerkte AG	45,612	285,307
*	ADLER Real Estate AG	152,507	2,574,469
	ADO Properties SA	116,872	6,573,448
#*	ADVA Optical Networking SE	275,284	1,816,658
*	AIXTRON SE	634,440	12,276,415
	All for One Steeb AG	1,242	103,940
	Allgeier SE	33,555	1,067,005
	Amadeus Fire AG	30,551	3,414,531
*	AS Creation Tapeten	7,109	184,140
	Atoss Software AG	521	52,928
	Aurubis AG	232,731	19,559,450
	Axel Springer SE	155,618	13,017,940
	Basler AG	6,941	1,481,960
	Bauer AG	60,410	1,424,530
	BayWa AG(5838057)	83,776	2,956,499
	BayWa AG(5838068)	124	4,822
	Bechtle AG	172,312	13,977,742
	Bertrandt AG	28,375	3,239,402
	Bijou Brigitte AG	19,732	1,108,816
#	Bilfinger SE	192,979	8,800,788
	Borussia Dortmund GmbH & Co. KGaA	478,728	3,013,669
	CANCOM SE	98,161	10,129,839
	Carl Zeiss Meditec AG	180,477	11,504,328
	CECONOMY AG	911,294	10,477,332
	CENIT AG	49,616	1,240,866
	CENTROTEC Sustainable AG	44,813	776,642
	Cewe Stiftung & Co. KGAA	30,681	3,017,449
	Comdirect Bank AG	181,201	2,630,766
	CompuGroup Medical SE	121,559	6,575,326
	CropEnergies AG	118,349	754,989
	CTS Eventim AG & Co. KGaA	245,386	11,503,257
	Data Modul AG	11,455	1,057,653
#	Delticom AG	28,981	337,825
	Deutsche Beteiligungs AG	86,088	4,172,394
	Deutsche EuroShop AG	237,848	8,725,428
	Deutsche Pfandbriefbank AG	504,501	7,954,245
	Deutz AG	711,986	6,536,087
*	Dialog Semiconductor P.L.C.	382,079	9,099,404
	DIC Asset AG	310,990	3,923,891
*	Diebold Nixdorf AG	19,233	1,591,301
	DMG Mori AG	16,744	960,478
	Dr Hoenle AG	25,078	2,169,861
	Draegerwerk AG & Co. KGaA	16,396	1,209,756
	Duerr AG	143,919	15,815,767
	Eckert & Ziegler AG	19,546	834,057
	EDAG Engineering Group AG	22,421	435,732

	Elmos Semiconductor AG	67,134	$2,062,126
#	ElringKlinger AG	169,211	3,164,713
*	Euromicron AG	43,500	380,330
	Ferratum Oyj	52,070	1,645,243
	Fielmann AG	106,852	8,638,207
*	First Sensor AG	36,149	1,125,036
	Francotyp-Postalia Holding AG Class A	55,619	260,110
	Freenet AG	875,161	26,634,619
	Fuchs Petrolub SE	135,497	6,909,869
	Gerresheimer AG	193,393	15,892,079
#	Gerry Weber International AG	114,716	1,107,293
	Gesco AG	53,978	1,896,408
	GFT Technologies SE	88,655	1,424,605
	Grammer AG	78,618	4,937,722
	GRENKE AG	91,871	9,736,115
*	H&R GmbH & Co. KGaA	64,747	978,011
	Hamburger Hafen und Logistik AG	134,558	3,027,593
*	Hapag-Lloyd AG	33,251	1,299,204
*	Heidelberger Druckmaschinen AG	1,602,835	6,013,696
	Hella GmbH & Co KGaA	175,673	11,564,773
	Highlight Communications AG	94,846	602,231
*	HolidayCheck Group AG	149,489	500,050
	Hornbach Baumarkt AG	25,353	873,529
	Hugo Boss AG	327,689	28,547,236
	Indus Holding AG	128,956	9,037,599
	Isra Vision AG	18,038	3,803,965
*	IVU Traffic Technologies AG	36,462	214,433
	Jenoptik AG	296,880	10,521,356
#	K+S AG	1,235,544	35,684,986
	Kloeckner & Co. SE	526,099	6,610,167
	Koenig & Bauer AG	73,522	6,749,341
#	Krones AG	88,976	11,986,951
	KSB SE & Co. KGaA	3,466	1,925,007
	KWS Saat SE	15,926	6,180,963
	Lanxess AG	424,250	32,521,358
	LEG Immobilien AG	340,021	38,233,897
	Leifheit AG	44,598	1,314,867
	Leoni AG	199,833	12,783,479
*	LPKF Laser & Electronics AG	67,178	721,643
*	Manz AG	25,755	994,935
	MasterFlex SE	20,259	217,813
*	Mediclin AG	88,966	679,332
*	Medigene AG	108,058	1,931,443
	METRO AG	58,884	1,041,675
	MLP SE	358,972	2,187,659
	MTU Aero Engines AG	44,414	7,485,429
	Nemetschek SE	112,280	12,591,418
#	Nexus AG	66,440	2,077,607
#*	Nordex SE	307,691	2,682,364
	Norma Group SE	202,672	15,190,426
	OHB SE	34,003	1,473,803
	OSRAM Licht AG	210,842	15,515,270
#	paragon AG	14,446	1,208,783

*	Patrizia Immobilien AG	291,615	$6,471,577
#*	Petro Welt Technologies AG	12,774	99,389
	Pfeiffer Vacuum Technology AG	52,225	8,119,825
	PNE Wind AG	416,207	1,343,170
	Progress-Werk Oberkirch AG	8,119	428,364
	PSI Software AG	40,552	861,414
	Puma SE	11,101	5,423,258
*	PVA TePla AG	50,786	932,519
*	QIAGEN NV	557,741	18,030,837
	QSC AG	536,325	937,915
	R Stahl AG	14,952	556,322
	Rational AG	14,449	9,089,293
	Rheinmetall AG	272,395	38,664,954
	RHOEN-KLINIKUM AG	233,180	7,851,218
	RIB Software SE	197,541	4,209,486
	S&T AG	302,174	6,705,865
	SAF-Holland SA	342,075	6,909,880
	Salzgitter AG	251,772	12,879,640
#*	Schaltbau Holding AG	36,413	1,156,668
	Schloss Wachenheim AG	7,479	190,606
	Secunet Security Networks AG	3,012	354,239
*	SGL Carbon SE	5,065	71,487
	SHW AG	25,624	1,123,336
*	Siltronic AG	101,711	17,444,703
	Sixt Leasing SE	42,635	861,717
	Sixt SE	80,910	8,792,325
#	SMA Solar Technology AG	75,217	4,264,066
*	SMT Scharf AG	18,902	373,122
#	Softing AG	22,353	241,527
	Software AG	325,372	17,056,599
	Stabilus SA	112,745	10,762,661
#	STRATEC Biomedical AG	7,321	661,790
	Stroeer SE & Co. KGaA	142,010	9,924,042
	Suedzucker AG	438,206	7,434,856
*	SUESS MicroTec SE	134,258	2,050,926
	Surteco SE	43,313	1,347,353
	TAG Immobilien AG	828,939	17,198,925
	Takkt AG	178,969	4,077,167
	Technotrans AG	34,509	1,707,552
*	Tele Columbus AG	198,746	2,147,212
	TLG Immobilien AG	413,648	11,354,242
*	Tom Tailor Holding SE	189,809	1,986,457
	Traffic Systems SE	29,608	729,470
	Uniper SE	312,671	9,528,680
	VERBIO Vereinigte BioEnergie AG	127,536	672,232
*	Vossloh AG	68,437	3,429,008
#	VTG AG	80,128	4,537,111
	Wacker Chemie AG	74,710	12,277,317
	Wacker Neuson SE	163,192	5,655,528
	Washtec AG	56,899	5,428,286
	Wuestenrot & Wuerttembergische AG	80,458	1,900,996
	XING SE	16,563	4,828,353

	Zeal Network SE	41,781	$1,347,411
TOTAL GERMANY			939,194,064

IRELAND — (1.2%)
	C&C Group P.L.C.(B010DT8)	399,607	1,285,263
	C&C Group P.L.C.(B011Y09)	1,085,694	3,546,837
	Datalex P.L.C.	91,110	329,168
*	FBD Holdings P.L.C.	125,459	1,883,516
	Glanbia P.L.C.(0066950)	700,613	11,986,225
	Glanbia P.L.C.(4058629)	214,971	3,700,303
	IFG Group P.L.C.	302,015	777,488
*	Independent News & Media P.L.C.	1,939,277	220,001
	Irish Continental Group P.L.C.(BLP5857)	485,129	3,412,397
	Irish Continental Group P.L.C.(BLP59W1)	234,200	1,691,658
	Kingspan Group P.L.C.	733,367	31,055,817
*	Permanent TSB Group Holdings P.L.C.	30,862	76,412
	Smurfit Kappa Group P.L.C.	448,337	18,201,326
TOTAL IRELAND			78,166,411

ISRAEL — (2.3%)
	Adgar Investment and Development, Ltd.	6,982	12,248
*	ADO Group, Ltd.	86,646	1,672,612
	Afcon Holdings, Ltd.	482	21,354
*	Africa Israel Properties, Ltd.	87,019	2,143,255
	Africa Israel Residences, Ltd.	2,237	45,327
#*	Airport City, Ltd.	421,822	4,560,299
	Albaad Massuot Yitzhak, Ltd.	2,660	36,043
*	Allot Communications, Ltd.	164,855	899,917
#	Alony Hetz Properties & Investments, Ltd.	280,782	2,538,321
#	Alrov Properties and Lodgings, Ltd.	48,457	1,677,165
#	Amot Investments, Ltd.	640,380	3,436,845
#	Arad, Ltd.	9,057	91,042
#*	Arko Holdings, Ltd.	1,057,240	594,833
#	Ashtrom Group, Ltd.	30,643	128,939
	Ashtrom Properties, Ltd.	156,139	749,340
#*	AudioCodes, Ltd.	165,181	1,195,840
#	Avgol Industries 1953, Ltd.	435,107	431,593
*	Azorim-Investment Development & Construction Co., Ltd.	405,707	423,568
	Bayside Land Corp.	4,564	2,153,479
	Big Shopping Centers, Ltd.	27,978	1,864,617
*	BioLine RX, Ltd.	83,966	72,648
#	Blue Square Real Estate, Ltd.	33,250	1,243,926
*	Bonus Biogroup, Ltd.	165,281	27,862
#*	Brack Capital Properties NV	30,484	3,657,525
	Camtek, Ltd.	26,132	173,252
#	Carasso Motors, Ltd.	98,638	690,967
*	Cellcom Israel, Ltd.	310,154	2,202,184
	Ceragon Networks, Ltd.	266,244	716,196
*	Clal Biotechnology Industries, Ltd.	291,561	233,564
*	Clal Insurance Enterprises Holdings, Ltd.	123,888	2,240,659
	Cohen Development & Industrial Buildings, Ltd.	3,184	69,850
#*	Compugen, Ltd.	188,351	810,848

	Danel Adir Yeoshua, Ltd.	14,349	$721,320
#	Delek Automotive Systems, Ltd.	204,232	1,535,137
	Delek Group, Ltd.	2,597	439,676
#	Delta-Galil Industries, Ltd.	72,570	2,135,277
	Direct Insurance Financial Investments, Ltd.	111,017	1,440,641
	Dor Alon Energy in Israel 1988, Ltd.	2,756	36,696
#	El Al Israel Airlines	1,852,806	620,816
	Electra Consumer Products 1970, Ltd.	51,141	790,008
	Electra, Ltd.	10,539	2,654,992
*	Elron Electronic Industries, Ltd.	92,425	438,311
#*	Energix-Renewable Energies, Ltd.	685,848	663,397
*	Enlight Renewable Energy, Ltd.	1,948,423	972,078
#*	Evogene, Ltd.	79,189	251,540
	First International Bank Of Israel, Ltd.	233,290	4,924,251
#	FMS Enterprises Migun, Ltd.	18,743	612,585
#*	Foresight Autonomous Holdings, Ltd.	172,589	121,875
	Formula Systems 1985, Ltd.	55,198	2,012,766
	Fox Wizel, Ltd.	45,821	818,994
*	Gilat Satellite Networks, Ltd.	200,464	1,720,658
#	Hadera Paper, Ltd.	16,591	1,184,024
#	Hamlet Israel-Canada, Ltd.	28,889	600,563
	Harel Insurance Investments & Financial Services, Ltd.	636,496	5,043,655
	Hilan, Ltd.	66,254	1,479,580
	IDI Insurance Co., Ltd.	34,124	2,234,891
#*	Industrial Buildings Corp., Ltd.	674,414	942,760
#	Inrom Construction Industries, Ltd.	298,882	1,394,161
*	Intec Pharma, Ltd.	38,173	235,729
*	Israel Discount Bank, Ltd. Class A	2,395,977	6,897,522
	Israel Land Development Co., Ltd. (The)	27,929	276,628
#	Isras Investment Co., Ltd.	3,831	455,626
#*	Issta Lines, Ltd.	7,952	172,460
*	Jerusalem Oil Exploration	51,061	2,841,653
#*	Kamada, Ltd.	160,188	735,635
	Kenon Holdings, Ltd.	56,082	908,631
	Kerur Holdings, Ltd.	26,166	770,369
#	Klil Industries, Ltd.	5,219	497,457
	Maabarot Products, Ltd.	22,937	263,495
#	Magic Software Enterprises, Ltd.	107,519	877,488
	Matrix IT, Ltd.	212,640	2,407,751
#	Maytronics, Ltd.	204,288	1,018,901
#*	Mazor Robotics, Ltd.	228,777	6,982,352
	Mediterranean Towers, Ltd.	270,866	549,668
#	Mega Or Holdings, Ltd.	60,314	770,134
#	Meitav Dash Investments, Ltd.	83,541	267,351
#	Melisron, Ltd.	73,243	2,926,871
	Menora Mivtachim Holdings, Ltd.	153,843	1,974,749
#	Migdal Insurance & Financial Holding, Ltd.	2,192,100	2,350,154
	Minrav Holdings, Ltd.	263	33,199
#	Mivtach Shamir Holdings, Ltd.	23,078	495,391
	Naphtha Israel Petroleum Corp., Ltd.	197,260	1,281,678
#	Nawi Brothers, Ltd.	64,301	340,499
	Neto ME Holdings, Ltd.	8,982	835,352
*	Nova Measuring Instruments, Ltd.	154,998	4,189,694

*	NR Spuntech Industries, Ltd.	27,323	$72,544
	Oil Refineries, Ltd.	7,014,234	3,253,618
#*	Partner Communications Co., Ltd.	672,023	3,044,134
	Paz Oil Co., Ltd.	34,627	5,101,854
*	Perion Network, Ltd.	16,455	13,115
*	Phoenix Holdings, Ltd. (The)	364,522	2,010,333
	Plasson Industries, Ltd.	19,499	894,954
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	39,611	1,998,096
*	Redhill Biopharma, Ltd.	155,702	80,186
	Scope Metals Group, Ltd.	37,589	1,049,720
#	Shapir Engineering and Industry, Ltd.	417,649	1,340,390
	Shikun & Binui, Ltd.	1,180,819	1,952,740
	Shufersal, Ltd.	411,270	2,629,258
*	SodaStream International, Ltd.	5,759	524,500
*	Space Communication, Ltd.	17,611	83,284
	Strauss Group, Ltd.	150,152	3,236,729
	Summit Real Estate Holdings, Ltd.	157,334	1,374,250
#*	Suny Cellular Communication, Ltd.	329,891	211,899
#	Tadiran Holdings, Ltd.	12,911	377,910
*	Tower Semiconductor, Ltd.	343,835	9,339,971
#*	Union Bank of Israel	199,952	1,134,587
TOTAL ISRAEL			153,687,279

ITALY — (10.3%)
#*	A.S. Roma SpA	279,994	172,668
	A2A SpA	10,221,563	19,552,402
	ACEA SpA	328,226	5,570,593
#*	Aeffe SpA	227,820	885,498
#	Aeroporto Guglielmo Marconi Di Bologna SpA	31,262	604,294
	Amplifon SpA	523,142	9,300,543
	Anima Holding SpA	1,432,624	9,731,861
*	Ansaldo STS SpA	543,673	8,403,056
*	Arnoldo Mondadori Editore SpA	883,435	1,854,542
	Ascopiave SpA	450,902	1,809,538
#	Astaldi SpA	309,909	845,039
	Autogrill SpA	738,453	9,506,436
	Autostrade Meridionali SpA	2,764	110,592
	Azimut Holding SpA	648,062	13,930,363
#	B&C Speakers SpA	14,740	214,562
#*	Banca Carige SpA	148,414,098	1,498,730
	Banca Finnat Euramerica SpA	616,149	339,767
	Banca Generali SpA	339,615	10,957,215
	Banca IFIS SpA	143,766	5,540,487
	Banca Mediolanum SpA	1,625,161	14,198,274
#*	Banca Monte dei Paschi di Siena SpA	19,884	63,039
	Banca Popolare di Sondrio SCPA	2,493,625	9,877,889
#	Banca Profilo SpA	1,745,024	458,675
#	Banca Sistema SpA	280,519	772,971
#*	Banco BPM SpA	9,509,050	32,999,795
	Banco di Desio e della Brianza SpA	228,444	618,318
	BasicNet SpA	184,584	844,856
#	BE	494,275	555,684

	Biesse SpA	84,710	$5,030,077
#	BPER Banca	3,194,856	17,814,924
	Brembo SpA	897,331	13,871,231
	Brunello Cucinelli SpA	180,035	5,662,154
	Buzzi Unicem SpA	484,863	11,357,019
#	Cairo Communication SpA	476,255	2,140,276
*	Caltagirone Editore SpA	6,277	10,152
*	Carraro SpA	162,374	684,010
#	Cembre SpA	37,981	1,089,248
	Cementir Holding SpA	334,012	2,896,763
	Cerved Information Solutions SpA	1,212,485	15,142,721
	CIR-Compagnie Industriali Riunite SpA	2,176,173	2,884,824
	Credito Emiliano SpA	508,982	4,451,670
#*	Credito Valtellinese SpA	45,885,728	6,494,321
#*	d'Amico International Shipping SA	1,350,290	356,977
	Danieli & C Officine Meccaniche SpA	78,883	2,152,160
#	Datalogic SpA	118,736	3,723,234
	De' Longhi SpA	287,319	8,528,861
	DeA Capital SpA	617,167	1,119,720
	DiaSorin SpA	128,677	11,590,909
	Digital Bros SpA	21,727	263,106
	Ei Towers SpA	100,202	5,617,525
	El.En. SpA	37,123	1,482,147
*	Elica SpA	72,212	191,655
	Emak SpA	283,893	487,205
	Enav SpA	689,153	3,678,875
	ePrice SpA	99,656	250,403
	ERG SpA	403,269	9,629,535
#	Esprinet SpA	169,978	911,499
#*	Eurotech SpA	90,850	175,767
*	Exprivia SpA	109,673	193,304
	Falck Renewables SpA	890,272	2,304,339
	Fila SpA	95,278	2,051,362
*	Fincantieri SpA	3,372,028	4,945,358
	FinecoBank Banca Fineco SpA	2,273,171	27,360,494
	FNM SpA	801,311	627,850
#*	GEDI Gruppo Editoriale SpA	927,122	512,332
#	Gefran SpA	37,987	385,965
#	Geox SpA	496,677	1,682,482
	Gruppo MutuiOnline SpA	124,765	1,979,123
	Hera SpA	4,832,062	17,705,352
*	IMMSI SpA	1,217,020	949,353
	Industria Macchine Automatiche SpA	83,089	8,092,175
	Infrastrutture Wireless Italiane SpA	972,624	7,702,639
#*	Intek Group SpA	1,768,514	695,158
	Interpump Group SpA	418,191	14,142,291
	Iren SpA	3,714,391	11,662,107
	Italgas SpA	3,115,681	18,617,247
	Italmobiliare SpA	40,178	1,128,364
	IVS Group SA	51,533	724,364
#*	Juventus Football Club SpA	2,763,968	2,198,496
	La Doria SpA	68,280	1,034,111
	Leonardo SpA	343,551	3,973,212

	Maire Tecnimont SpA	772,032	$3,975,473
	MARR SpA	195,453	5,810,811
	Massimo Zanetti Beverage Group SpA	61,245	549,478
#*	Mediaset SpA	4,201,139	16,084,706
	Moncler SpA	473,723	18,029,041
#*	Mondo TV SpA	89,356	540,080
#	Nice SpA	138,664	542,945
*	Openjobmetis SpA agenzia per il lavoro	47,155	666,715
	OVS SpA	977,759	6,003,524
#	Panariagroup Industrie Ceramiche SpA	73,107	347,741
	Parmalat SpA	697,227	2,569,570
	Piaggio & C SpA	1,124,262	3,122,886
	Prima Industrie SpA	29,434	1,325,846
	Prysmian SpA	1,011,561	31,765,173
	RAI Way SpA	398,319	2,207,089
#	Reno de Medici SpA	913,765	912,871
	Reply SpA	109,860	6,059,121
#*	Retelit SpA	871,525	2,154,339
#*	Rizzoli Corriere Della Sera Mediagroup SpA	644,744	949,999
	Sabaf SpA	44,595	964,120
	SAES Getters SpA	43,539	1,190,741
#*	Safilo Group SpA	176,776	894,864
#*	Saipem SpA	4,006,166	15,715,922
#	Salini Impregilo SpA	1,282,257	3,806,095
#	Salvatore Ferragamo SpA	263,675	7,264,171
	Saras SpA	2,990,342	6,562,499
	Servizi Italia SpA	52,499	339,233
	Sesa SpA	39,011	1,290,625
#*	Snaitech SpA	538,898	1,250,408
	Societa Cattolica di Assicurazioni SC	1,092,502	11,633,048
	Societa Iniziative Autostradali e Servizi SpA	481,719	8,977,606
*	Sogefi SpA	323,297	1,164,684
	SOL SpA	165,521	2,244,039
	Tamburi Investment Partners SpA	469,632	3,540,409
#	Technogym SpA	557,600	6,598,608
	Tecnoinvestimenti SpA	6,004	47,785
#*	Tiscali SpA	9,160,788	359,787
#	Tod's SpA	68,456	4,967,422
#*	Trevi Finanziaria Industriale SpA	509,518	250,150
#	Unione di Banche Italiane SpA	6,849,336	31,296,474
	Unipol Gruppo SpA	2,734,828	13,382,022
	UnipolSai Assicurazioni SpA	6,198,382	14,738,130
	Vittoria Assicurazioni SpA	144,869	2,162,992
*	Yoox Net-A-Porter Group SpA	342,380	15,920,884
	Zignago Vetro SpA	156,379	1,596,906
TOTAL ITALY			693,351,165

NETHERLANDS — (5.8%)
	Aalberts Industries NV	638,484	32,537,405
	Accell Group	150,045	3,268,824
#	AFC Ajax NV	18,134	234,341
	AMG Advanced Metallurgical Group NV	179,772	8,039,894

	Amsterdam Commodities NV	107,098	$2,807,338
	APERAM SA	390,560	18,702,116
	Arcadis NV	476,003	9,369,241
	ASM International NV	339,707	24,840,575
	ASR Nederland NV	114,331	4,888,584
*	Basic-Fit NV	42,936	1,243,402
#	BE Semiconductor Industries NV	250,714	25,718,300
#	Beter Bed Holding NV	131,483	1,508,279
#	BinckBank NV	440,223	2,516,824
#	Boskalis Westminster	627,709	18,398,282
	Brunel International NV	138,299	2,537,449
	Corbion NV	398,317	12,083,763
	Flow Traders	134,385	5,725,236
	ForFarmers NV	67,483	941,879
#*	Fugro NV	562,724	7,441,555
	Gemalto NV(B9MS8P5)	306,999	18,759,293
	Gemalto NV(B011JK4)	231,595	14,148,562
	GrandVision NV	171,108	3,901,076
#*	Heijmans NV	161,687	1,869,270
	Hunter Douglas NV	22,909	1,825,509
	IMCD Group NV	234,524	14,424,947
	Intertrust NV	223,502	4,632,482
	KAS Bank NV	91,818	1,179,743
	Kendrion NV	89,763	3,672,112
#	Koninklijke BAM Groep NV	2,042,063	9,531,144
#	Koninklijke Vopak NV	448,556	22,024,103
*	Lucas Bols NV	15,059	333,704
#	Nederland Apparatenfabriek	31,481	1,986,362
#*	OCI NV	521,247	12,060,929
	Ordina NV	859,201	1,888,118
#	Philips Lighting NV	508,794	19,129,156
	PostNL NV	2,879,558	10,790,338
	SBM Offshore NV	1,217,053	19,515,532
#	SIF Holding NV	24,515	573,425
	Sligro Food Group NV	164,297	9,010,228
*	Takeaway.com NV	21,708	1,159,918
	TKH Group NV	258,617	16,575,917
*	TomTom NV	971,261	8,961,764
	Van Lanschot Kempen NV	64,026	2,034,062
#	Wessanen	484,021	9,700,002
TOTAL NETHERLANDS			392,490,983

NORWAY — (2.1%)
	ABG Sundal Collier Holding ASA	1,986,744	1,618,475
#	AF Gruppen ASA	30,195	491,931
*	Akastor ASA	1,070,994	2,097,050
*	Aker Solutions ASA	837,596	4,471,239
	American Shipping Co. ASA	261,391	784,619
*	Archer, Ltd.	584,367	604,240
	Arendals Fossekompani A.S.	90	45,411
	Atea ASA	408,010	6,623,316
	Austevoll Seafood ASA	452,355	4,552,247

#*	Avance Gas Holding, Ltd.	358,569	$1,072,635
#*	Axactor AB	7,012,165	2,339,069
	B2Holding ASA	172,141	430,711
	Bakkafrost P/F	141,317	7,743,082
	Bonheur ASA	140,320	1,652,488
	Borregaard ASA	524,093	4,968,120
#*	BW LPG, Ltd.	498,904	2,322,892
*	BW Offshore, Ltd.	845,823	4,641,749
*	DNO ASA	3,859,961	6,123,714
*	DOF ASA	2,897,853	282,317
	Ekornes ASA	129,482	1,821,133
	Entra ASA	65,762	897,732
	Europris ASA	472,161	1,522,794
*	FLEX LNG, Ltd.	267,787	371,441
#*	Fred Olsen Energy ASA	247,595	370,913
#	Frontline, Ltd.	383,371	1,772,807
#*	Funcom NV(BFYVCD0)	8,835	20,679
	Funcom NV(B0TLFN1)	204,222	475,723
	Grieg Seafood ASA	283,304	2,625,855
#*	Hexagon Composites ASA	433,619	1,246,908
#	Hoegh LNG Holdings, Ltd.	277,724	1,486,668
*	Kongsberg Automotive ASA	2,171,519	2,462,435
	Kongsberg Gruppen ASA	81,207	1,963,082
*	Kvaerner ASA	1,605,790	2,664,574
#*	NEL ASA	3,765,869	1,442,727
*	Next Biometrics Group A.S.	18,457	90,509
#*	Nordic Nanovector ASA	197,914	1,258,870
#*	Nordic Semiconductor ASA	703,953	4,238,578
#	Norway Royal Salmon ASA	69,992	1,431,622
#*	Norwegian Air Shuttle ASA	152,601	3,297,720
	Norwegian Property ASA	766,079	988,248
	Ocean Yield ASA	274,841	2,319,417
*	Odfjell Drilling, Ltd.	327,900	1,341,191
	Odfjell SE Class A	134,257	547,085
	Olav Thon Eiendomsselskap ASA	95,053	1,728,695
*	Otello Corp. ASA	592,306	1,401,406
#*	Petroleum Geo-Services ASA	1,859,599	5,787,858
#*	PhotoCure ASA	87,031	304,872
#*	Prosafe SE	163,111	245,620
	Protector Forsikring ASA	366,464	3,990,055
*	Q-Free ASA	179,836	170,738
#*	REC Silicon ASA	13,725,666	2,628,102
	Sbanken ASA	288,595	2,709,782
	Scatec Solar ASA	368,087	2,161,933
	Selvaag Bolig ASA	256,708	1,245,994
#*	Sevan Marine ASA	124,800	208,212
	Solon Eiendom ASA	15,831	51,575
#*	Solstad Farstad ASA	287,823	199,417
	SpareBank 1 SR-Bank ASA	110,990	1,219,977
	Stolt-Nielsen, Ltd.	150,060	1,846,604
	TGS NOPEC Geophysical Co. ASA	104,314	2,559,102
	Tomra Systems ASA	570,485	12,043,302
	Treasure ASA	306,583	631,650

#	Veidekke ASA	441,721	$4,961,878
*	Wallenius Wilhelmsen Logistics	124,139	874,171
	Wilh Wilhelmsen Holding ASA Class A	68,304	2,015,282
	XXL ASA	462,058	4,764,935
TOTAL NORWAY			143,275,176

PORTUGAL — (1.1%)
	Altri SGPS SA	574,741	3,831,290
#*	Banco Comercial Portugues SA Class R	67,440,721	22,614,119
#	CTT-Correios de Portugal SA	894,043	3,440,276
	EDP Renovaveis SA	99,313	973,572
	Ibersol SGPS SA	30,601	422,987
	Mota-Engil SGPS SA	850,092	3,417,993
	Navigator Co. SA (The)	1,987,069	11,706,918
	NOS SGPS SA	1,399,595	8,249,033
	Novabase SGPS SA	65,729	221,117
	REN - Redes Energeticas Nacionais SGPS SA	1,964,904	6,046,723
	Semapa-Sociedade de Investimento e Gestao	148,760	3,392,807
	Sonae Capital SGPS SA	789,547	901,746
	Sonae SGPS SA	5,843,514	7,886,538
	Teixeira Duarte SA	797,539	249,411
TOTAL PORTUGAL			73,354,530

SPAIN — (5.6%)
#	Acciona SA	206,462	15,696,821
	Acerinox SA	1,099,535	15,379,661
*	Adveo Group International SA	104,096	308,185
	Alantra Partners SA	34,314	657,437
#	Almirall SA	382,856	4,526,330
#*	Amper SA	5,000,868	1,162,774
	Applus Services SA	849,127	11,070,627
#	Atresmedia Corp. de Medios de Comunicacion SA	550,442	5,251,238
	Azkoyen SA	67,253	662,954
*	Baron de Ley	13,441	1,781,017
#	Bolsas y Mercados Espanoles SHMSF SA	461,801	15,633,255
	Cellnex Telecom SA	909,420	24,312,347
	Cia de Distribucion Integral Logista Holdings SA	261,258	5,538,484
	Cie Automotive SA	344,752	12,317,817
	Construcciones y Auxiliar de Ferrocarriles SA	96,659	5,003,057
#*	Deoleo SA	1,751,092	375,929
#	Distribuidora Internacional de Alimentacion SA	3,849,981	16,364,131
#*	Duro Felguera SA	489,623	150,949
#	Ebro Foods SA	434,357	11,050,553
*	eDreams ODIGEO SA	396,343	1,889,163
	Elecnor SA	199,318	3,334,100
	Enagas SA	913,660	25,020,337
	Ence Energia y Celulosa SA	1,118,132	8,439,899
#	Ercros SA	815,730	4,280,675
	Euskaltel SA	470,855	3,932,229
	Faes Farma SA	1,846,280	6,756,331
#	Fluidra SA	305,244	5,192,237
*	Fomento de Construcciones y Contratas SA	232,154	2,841,707

*	Global Dominion Access SA	173,204	$945,924
	Grupo Catalana Occidente SA	236,121	10,289,177
*	Grupo Empresarial San Jose SA	122,109	544,608
#*	Grupo Ezentis SA	1,296,563	1,274,542
	Iberpapel Gestion SA	44,111	1,842,736
*	Indra Sistemas SA	817,501	11,318,563
	Inmobiliaria del Sur SA	2,902	45,252
#	Laboratorios Farmaceuticos Rovi SA	69,605	1,486,956
*	Liberbank SA	7,720,255	4,228,081
	Mediaset Espana Comunicacion SA	1,104,946	11,255,643
	Melia Hotels International SA	689,135	9,755,281
	Miquel y Costas & Miquel SA	86,840	3,776,882
	NH Hotel Group SA	1,501,179	11,811,431
#*	Obrascon Huarte Lain SA	926,681	3,965,266
	Papeles y Cartones de Europa SA	320,535	5,597,894
	Parques Reunidos Servicios Centrales SAU	34,093	536,844
#*	Pharma Mar SA	1,078,930	2,187,085
	Prim SA	39,424	562,726
#*	Promotora de Informaciones SA Class A	1,879,166	3,937,048
	Prosegur Cia de Seguridad SA	1,713,380	13,178,035
#*	Quabit Inmobiliaria SA	452,915	1,137,622
*	Realia Business SA	1,288,388	1,730,050
#	Sacyr SA	2,898,931	7,756,181
	Saeta Yield SA	243,660	3,655,117
#*	Solaria Energia y Medio Ambiente SA	340,345	1,800,825
#	Talgo SA	527,275	3,413,095
#	Tecnicas Reunidas SA	210,791	6,232,168
*	Telepizza Group SA	78,314	516,046
#*	Tubacex SA	752,478	3,117,477
#*	Tubos Reunidos SA	785,848	385,183
	Vidrala SA	91,740	10,333,838
#	Viscofan SA	256,543	17,715,739
*	Vocento SA	315,185	519,107
	Zardoya Otis SA	1,080,214	10,884,202
TOTAL SPAIN			376,666,868

SWEDEN — (6.7%)
	AAK AB	120,395	10,659,795
*	AcadeMedia AB	95,752	625,682
	Acando AB	901,661	3,209,291
	AddLife AB	60,498	1,154,814
	AddNode Group AB	41,065	383,022
	AddTech AB Class B	301,325	6,080,926
	AF AB Class B	573,975	12,561,062
#	Alimak Group AB	131,854	2,008,829
#*	Anoto Group AB	313,692	160,138
*	Arise AB	36,861	55,402
	Atrium Ljungberg AB Class B	152,438	2,248,903
	Attendo AB	330,926	3,124,346
#	Avanza Bank Holding AB	133,985	7,085,380
*	BE Group AB	22,326	131,067
#	Beijer Alma AB	127,695	3,647,738

*	Beijer Electronics Group AB	80,992	$267,628
	Beijer Ref AB	82,005	3,409,360
	Bergman & Beving AB	144,190	1,464,493
#	Besqab AB	17,411	227,254
	Betsson AB	687,069	5,203,652
	Bilia AB Class A	628,332	5,586,231
	BillerudKorsnas AB	120,069	1,861,910
	BioGaia AB Class B	97,406	4,918,834
#*	BioInvent International AB	397,686	93,828
	Biotage AB	298,074	2,555,917
#	Bjorn Borg AB	99,769	292,528
#	Bonava AB	12,135	166,211
	Bonava AB Class B	397,480	5,459,866
	Bravida Holding AB	323,720	2,318,040
#	Bufab AB	197,821	2,562,889
	Bulten AB	104,867	1,412,361
	Bure Equity AB	361,889	3,997,153
#	Byggmax Group AB	372,728	1,853,653
	Capio AB	212,207	1,076,534
	Catena AB	107,001	2,118,227
#	Cavotec SA	53,001	137,593
	Clas Ohlson AB Class B	213,059	2,310,694
	Cloetta AB Class B	1,509,438	5,770,702
#*	CLX Communications AB	25,407	179,014
*	Collector AB	115,119	902,697
	Com Hem Holding AB	807,301	13,109,808
	Concentric AB	370,121	6,534,734
	Concordia Maritime AB Class B	100,760	129,666
	Coor Service Management Holding AB	122,947	987,566
*	Corem Property Group AB Class B	152,477	160,889
*	D Carnegie & Co. AB(BHBFFY1)	8,810	130,217
*	D Carnegie & Co. AB(BFMZ580)	587	8,521
#	Dedicare AB Class B	20,550	182,912
	Dios Fastigheter AB	661,368	4,474,085
	Dometic Group AB	245,388	2,247,989
#	Doro AB	155,569	812,733
	Duni AB	215,861	2,989,074
	Dustin Group AB	232,845	2,070,464
	Eastnine AB	109,780	1,152,500
#	Elanders AB Class B	48,081	461,953
#*	Eltel AB	192,132	597,627
	Enea AB	72,046	663,095
#	eWork Group AB	28,929	337,230
	Fabege AB	666,527	14,470,308
#	Fagerhult AB	207,289	2,536,250
	Fenix Outdoor International AG	14,381	1,788,160
#*	Fingerprint Cards AB Class B	634,700	613,004
	Granges AB	513,429	6,040,319
	Gunnebo AB	208,485	777,184
*	Haldex AB	218,762	2,238,626
	Heba Fastighets AB Class B	44,483	581,846
	Hemfosa Fastigheter AB	903,916	10,980,688
	Hexpol AB	134,994	1,254,901

	HIQ International AB	272,364	$2,338,366
	HMS Networks AB	60,696	869,616
#	Hoist Finance AB	251,769	2,318,623
	Holmen AB Class B	200,550	10,908,568
	Indutrade AB	442,678	11,453,588
	Inwido AB	344,615	3,084,916
#	ITAB Shop Concept AB Class B	121,363	526,131
	JM AB	381,548	8,684,100
	KappAhl AB	458,925	1,411,514
#	Karo Pharma AB	561,244	2,223,400
#	Kindred Group P.L.C.	1,251,492	17,169,936
#	Klovern AB Class B	3,440,741	4,275,616
	KNOW IT AB	108,281	2,187,289
	Kungsleden AB	1,116,586	7,474,344
	Lagercrantz Group AB Class B	360,259	3,608,869
	Lifco AB Class B	54,552	2,102,933
	Lindab International AB	485,412	3,674,850
	Loomis AB Class B	390,991	14,115,150
#*	Medivir AB Class B	169,635	737,048
#	Mekonomen AB	150,926	2,581,945
	Modern Times Group MTG AB Class B	314,159	12,774,692
*	Momentum Group AB Class B	168,138	2,015,687
	MQ Holding AB	212,980	382,626
#	Mycronic AB	464,036	5,957,241
	NCC AB Class B	500,321	9,538,649
	Nederman Holding AB	7,097	206,552
#*	Net Insight AB Class B	716,957	380,059
#	NetEnt AB	939,633	4,743,285
	New Wave Group AB Class B	329,618	2,145,244
	Nobia AB	740,155	6,680,980
	Nobina AB	534,930	3,459,471
	Nolato AB Class B	171,585	12,565,437
	Nordic Waterproofing Holding A.S.	27,369	235,352
	NP3 Fastigheter AB	107,216	759,382
#	OEM International AB Class B	45,714	923,361
#	Opus Group AB	1,383,885	1,021,282
	Oriflame Holding AG	237,287	11,414,136
#	Pandox AB	142,822	2,569,959
	Peab AB	781,214	7,053,061
	Platzer Fastigheter Holding AB Class B	71,676	449,661
#	Pricer AB Class B	832,220	841,263
	Proact IT Group AB	50,363	878,773
#*	Qliro Group AB	795,678	1,167,029
#	Ratos AB Class B	1,481,561	5,806,522
#*	RaySearch Laboratories AB	129,144	1,906,784
#	Recipharm AB Class B	193,968	2,223,817
	Resurs Holding AB	186,694	1,322,464
	Rezidor Hotel Group AB	73,890	207,533
#	Rottneros AB	484,842	437,242
	Sagax AB Class B	146,593	1,750,474
*	SAS AB	937,161	2,226,581
	Scandi Standard AB	286,069	1,970,457
	Scandic Hotels Group AB	308,283	2,957,094

	Sectra AB Class B	75,781	$1,563,925
	Semcon AB	103,281	656,665
#*	Sensys Gatso Group AB	2,263,603	343,053
	SkiStar AB	146,905	2,951,947
	Sweco AB Class B	325,168	6,736,602
#	Swedol AB Class B	206,900	797,654
	Systemair AB	82,924	1,074,470
	Thule Group AB	441,894	9,592,918
#*	Tobii AB	166,601	644,371
#	Troax Group AB	30,192	853,380
	VBG Group AB Class B	20,240	326,045
#	Victoria Park AB Class B	681,163	2,594,046
	Vitrolife AB	71,728	5,093,489
	Wallenstam AB Class B	977,095	8,895,001
	Wihlborgs Fastigheter AB	421,041	9,771,139
TOTAL SWEDEN			450,229,670

SWITZERLAND — (10.5%)
	Allreal Holding AG	75,444	12,416,293
*	Alpiq Holding AG	7,733	605,960
	ALSO Holding AG	31,646	4,175,394
	ams AG	316,689	33,255,577
	APG SGA SA	7,669	3,236,939
#*	Arbonia AG	241,026	4,418,776
#*	Aryzta AG	543,826	12,112,334
	Ascom Holding AG	208,330	4,434,772
#	Autoneum Holding AG	17,284	4,708,379
	Bachem Holding AG Class B	23,995	3,159,534
	Bank Cler AG	30,941	1,391,436
	Banque Cantonale de Geneve	8,576	1,557,018
	Banque Cantonale du Jura SA	4,442	260,489
	Banque Cantonale Vaudoise	11,753	9,513,398
	Belimo Holding AG	2,256	9,134,370
	Bell Food Group AG	5,541	2,137,268
	Bellevue Group AG	53,293	1,293,725
#	Berner Kantonalbank AG	24,924	4,654,266
	BFW Liegenschaften AG	2,860	128,139
	BKW AG	73,731	4,904,621
	Bobst Group SA	49,730	5,515,903
	Bossard Holding AG Class A	34,764	7,143,954
	Bucher Industries AG	41,844	17,484,948
#	Burckhardt Compression Holding AG	17,827	5,692,258
#	Burkhalter Holding AG	20,988	2,462,841
#	Calida Holding AG	26,117	997,561
	Carlo Gavazzi Holding AG	2,093	705,332
	Cembra Money Bank AG	170,100	15,118,047
	Cham Group AG	2,138	972,690
*	Cicor Technologies, Ltd.	11,963	751,405
	Cie Financiere Tradition SA	9,970	1,082,893
	Coltene Holding AG	20,595	1,965,635
	Conzzeta AG	8,047	9,618,734
	Daetwyler Holding AG	39,273	7,511,772

	DKSH Holding AG	160,246	$13,031,011
	dormakaba Holding AG	16,814	13,167,005
*	Dottikon Es Holding AG	143	102,940
	EFG International AG	538,864	4,322,082
	Emmi AG	12,679	10,405,227
	Energiedienst Holding AG	71,956	1,917,925
#*	Evolva Holding SA	2,861,683	795,410
#	Feintool International Holding AG	11,643	1,363,960
	Flughafen Zurich AG	52,318	11,554,906
	Forbo Holding AG	6,853	9,609,501
	GAM Holding AG	1,056,272	17,785,856
	Georg Fischer AG	24,221	32,428,821
	Gurit Holding AG	2,373	1,934,132
	Helvetia Holding AG	43,132	25,712,694
	Hiag Immobilien Holding AG	9,523	1,229,254
#	HOCHDORF Holding AG	6,468	1,922,928
	Huber & Suhner AG	72,236	4,102,936
	Hypothekarbank Lenzburg AG	3	14,113
*	Idorsia, Ltd.	31,628	760,866
	Implenia AG	85,778	6,805,671
	Inficon Holding AG	9,382	5,776,567
	Interroll Holding AG	3,353	5,265,413
	Intershop Holding AG	8,820	4,632,567
	Investis Holding SA	597	40,371
	Jungfraubahn Holding AG	6,959	1,056,072
	Kardex AG	36,252	4,916,506
	Komax Holding AG	21,318	6,162,452
#	Kudelski SA	197,997	2,075,093
#*	Lastminute.com NV	17,645	268,670
	LEM Holding SA	3,773	6,278,159
	Liechtensteinische Landesbank AG	39,990	2,267,635
	Logitech International SA	563,166	20,670,967
	Luzerner Kantonalbank AG	17,142	9,254,754
#	MCH Group AG	5,265	265,418
	Metall Zug AG Class B	903	3,116,317
#	Mobilezone Holding AG	177,820	2,286,265
	Mobimo Holding AG	36,576	9,685,401
	OC Oerlikon Corp. AG	1,191,830	21,066,180
*	Orascom Development Holding AG	75,416	1,211,184
#	Orell Fuessli Holding AG	5,028	583,253
	Orior AG	30,879	2,549,929
#	Panalpina Welttransport Holding AG	61,671	7,792,096
	Phoenix Mecano AG	3,566	2,469,025
	Plazza AG Class A	6,352	1,488,178
	PSP Swiss Property AG	253,922	24,777,884
	Rieter Holding AG	18,515	3,628,170
	Romande Energie Holding SA	2,625	3,311,325
#	Schaffner Holding AG	3,145	963,479
*	Schmolz + Bickenbach AG	3,110,491	2,418,140
	Schweiter Technologies AG	5,758	6,852,272
	SFS Group AG	87,134	10,263,250
	Siegfried Holding AG	21,858	7,363,016
	St Galler Kantonalbank AG	12,274	6,795,167

Sulzer AG	106,641	$14,037,344
Sunrise Communications Group AG	200,343	16,807,674
Swiss Prime Site AG	83,958	8,125,038
Swissquote Group Holding SA	52,871	3,212,970
Tamedia AG	14,581	2,044,187
Tecan Group AG	55,658	11,787,343
Temenos Group AG	239,070	28,666,709
Thurgauer Kantonalbank	3,152	341,445
* Tornos Holding AG	17,058	234,224
# u-blox Holding AG	32,779	5,905,739
Valiant Holding AG	103,420	12,254,135
Valora Holding AG	18,932	6,474,503
VAT Group AG	121,919	20,529,957
Vaudoise Assurances Holding SA	5,894	3,175,012
Vetropack Holding AG	1,178	2,306,411
* Von Roll Holding AG	322,433	458,552
Vontobel Holding AG	148,408	9,200,724
VP Bank AG	16,256	2,524,450
VZ Holding AG	13,689	3,716,790
Walliser Kantonalbank	18,155	1,947,771
# Walter Meier AG	22,913	823,643
# Ypsomed Holding AG	17,553	2,686,471
Zehnder Group AG	63,176	2,918,686
# Zug Estates Holding AG Class B	1,035	1,867,674
Zuger Kantonalbank AG	675	4,069,300
TOTAL SWITZERLAND		707,157,826

UNITED KINGDOM — (0.1%)
* Rhi Magnesita NV	115,423	7,050,739
TOTAL COMMON STOCKS		6,056,414,069

PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Biotest AG	89,937	2,933,809
Draegerwerk AG & Co. KGaA	40,848	3,882,509
Fuchs Petrolub SE	152,952	8,302,945
Jungheinrich AG	258,252	11,445,929
Sartorius AG	87,562	12,253,068
Sixt SE	86,636	6,628,463
STO SE & Co. KGaA	8,882	1,245,830
Villeroy & Boch AG	43,697	1,004,704
TOTAL GERMANY		47,697,257
TOTAL PREFERRED STOCKS		47,697,257

RIGHTS/WARRANTS — (0.1%)
AUSTRIA — (0.0%)
* Intercell AG Rights 05/16/13	254,689	—

FRANCE — (0.1%)
#* Altran Technologies SA	918,356	1,537,014

* Maurel et prom Rights 12/31/00	844,597	$—
TOTAL FRANCE		1,537,014

ISRAEL — (0.0%)
* AIrport City, Ltd. Rights 10/30/17	1	3

ITALY — (0.0%)
* Anima Holding SpA	1,432,624	546,459
TOTAL RIGHTS/WARRANTS		2,083,476

BONDS — (0.0%)
CAYMAN ISLANDS — (0.0%)
Transocean, Inc., 0.500%	305	346
TOTAL INVESTMENT SECURITIES		6,106,195,148

		Value †
SECURITIES LENDING COLLATERAL — (9.2%)
§@ DFA Short Term Investment Fund	53,743,618	621,759,918
TOTAL INVESTMENTS — (100.0%) (Cost $4,966,091,624) ^^		$6,727,955,066

Summary of the Series' investments as of March 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$192,333,933	—	$192,333,933
Belgium	$8,330,461	273,968,501	—	282,298,962
Denmark	—	335,728,337	—	335,728,337
Finland	—	415,867,071	—	415,867,071
France	—	815,561,055	—	815,561,055
Germany	—	939,194,064	—	939,194,064
Ireland	—	78,166,411	—	78,166,411
Israel	—	153,687,279	—	153,687,279
Italy	—	693,351,165	—	693,351,165
Netherlands	14,148,562	378,342,421	—	392,490,983
Norway	475,723	142,799,453	—	143,275,176
Portugal	—	73,354,530	—	73,354,530
Spain	—	376,666,868	—	376,666,868
Sweden	8,521	450,221,149	—	450,229,670
Switzerland	—	707,157,826	—	707,157,826
United Kingdom	—	7,050,739	—	7,050,739
Preferred Stocks
Germany	—	47,697,257	—	47,697,257
Rights/Warrants
France	—	1,537,014	—	1,537,014
Israel	—	3	—	3
Italy	—	546,459	—	546,459
Bonds
Cayman Islands	—	346	—	346
Securities Lending Collateral	—	621,759,918	—	621,759,918
TOTAL	$22,963,267	$6,704,991,799	—	$6,727,955,066

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2018
(Unaudited)

		Shares	Value ††
COMMON STOCKS — (82.4%)
Consumer Discretionary — (6.4%)
#	Aimia, Inc.	923,817	$1,240,504
#*	Aritzia, Inc.	125,080	1,170,850
	AutoCanada, Inc.	178,738	3,085,445
	BMTC Group, Inc.	20,581	246,809
	BRP, Inc.	39,351	1,511,303
	Cara Operations, Ltd.	85,477	1,937,970
#	Cineplex, Inc.	293,783	7,148,754
	Cogeco Communications, Inc.	4,363	238,884
	Cogeco, Inc.	38,868	2,066,262
#	Corus Entertainment, Inc. Class B	729,712	3,426,676
#	DHX Media, Ltd.	842,935	2,479,702
	Dorel Industries, Inc. Class B	194,280	4,395,748
#	Enercare, Inc.	592,559	8,113,277
#	Gamehost, Inc.	64,073	524,679
*	Glacier Media, Inc.	171,625	93,249
#	goeasy, Ltd.	57,633	1,698,996
*	Great Canadian Gaming Corp.	334,038	8,488,690
#	Hudson's Bay Co.	455,186	3,151,519
*	Indigo Books & Music, Inc.	10,552	153,569
*	Intertain Group, Ltd. (The)	44,634	502,343
	Leon's Furniture, Ltd.	141,175	1,862,828
	Martinrea International, Inc.	564,348	6,671,339
	MTY Food Group, Inc.	111,734	4,370,994
#	Pizza Pizza Royalty Corp.	164,812	1,810,137
	Pollard Banknote, Ltd.	9,700	160,067
	Reitmans Canada, Ltd. Class A	263,612	824,587
	Sleep Country Canada Holdings, Inc.	208,600	5,522,836
*	Stars Group, Inc. (The)	292,985	8,086,736
	Torstar Corp. Class B	393,289	546,425
*	TVA Group, Inc. Class B	7,000	19,125
	Uni-Select, Inc.	258,031	4,005,604
#*	Yellow Pages, Ltd.	225,725	1,224,681
	Zenith Capital Corp.	111,820	7,030
Total Consumer Discretionary			86,787,618

Consumer Staples — (4.2%)
#	AGT Food & Ingredients, Inc.	151,923	1,968,095
	Andrew Peller, Ltd. Class A	101,900	1,434,755
#	Clearwater Seafoods, Inc.	102,257	363,517
#*	Colabor Group, Inc.	13,800	6,748
	Corby Spirit and Wine, Ltd.	73,867	1,114,584
#	Cott Corp.(2228941)	96,682	1,423,159
	Cott Corp.(2228952)	877,270	12,903,533
	High Liner Foods, Inc.	109,191	944,991
	Jean Coutu Group PJC, Inc. (The) Class A	416,076	7,931,716
	KP Tissue, Inc.	9,700	87,939
	Lassonde Industries, Inc. Class A	7,300	1,484,421
	Liquor Stores N.A., Ltd.	226,411	1,723,982
*	Neptune Technologies & Bioressources, Inc.	44,682	125,547
#	North West Co., Inc. (The)	327,936	6,880,204
	Premium Brands Holdings Corp.	150,162	13,811,617

	Rogers Sugar, Inc.	575,336	$2,768,722
#*	SunOpta, Inc.	388,350	2,770,161
	Ten Peaks Coffee Co., Inc.	1,800	9,221
Total Consumer Staples			57,752,912

Energy — (17.0%)
*	Advantage Oil & Gas, Ltd.	1,154,775	3,414,983
#*	Africa Oil Corp.	1,243,799	1,139,196
	AKITA Drilling, Ltd. Class A	40,600	233,513
#*	Athabasca Oil Corp.	3,163,297	2,921,817
#*	Baytex Energy Corp.	1,635,206	4,480,364
#*	Bellatrix Exploration, Ltd.	325,319	356,036
#	Birchcliff Energy, Ltd.	1,221,735	3,537,138
*	BlackPearl Resources, Inc.	1,583,101	1,290,221
#	Bonavista Energy Corp.	1,499,841	1,373,705
#	Bonterra Energy Corp.	155,295	1,595,922
#*	Calfrac Well Services, Ltd.	874,615	3,998,512
#*	Canacol Energy, Ltd.	921,342	3,010,710
#	Cardinal Energy, Ltd.	612,461	2,067,919
*	Cathedral Energy Services, Ltd.	18,900	22,152
#	CES Energy Solutions Corp.	1,317,997	6,015,308
#*	Chinook Energy, Inc.	190,656	28,117
	Cona Resources, Ltd.	195,900	383,178
*	Crew Energy, Inc.	1,228,076	1,801,578
#*	Delphi Energy Corp.	1,076,339	726,833
#*	Denison Mines Corp.	3,346,331	1,506,479
	Enerflex, Ltd.	567,158	6,761,786
#*	Energy Fuels, Inc.	411,090	692,409
	Enerplus Corp.	1,260,123	14,172,532
	Ensign Energy Services, Inc.	844,727	3,960,221
*	Epsilon Energy, Ltd.	312,073	605,567
#*	Essential Energy Services Trust	1,034,741	417,639
#*	Fission Uranium Corp.	1,674,000	818,582
#	Freehold Royalties, Ltd.	552,172	5,293,068
*	Frontera Energy Corp.	43,440	1,214,169
*	GASFRAC Energy Services, Inc.	91,560	9
*	Gear Energy, Ltd.	674,500	366,476
#	Gibson Energy, Inc.	814,301	10,498,342
*	Gran Tierra Energy, Inc.	2,720,150	7,558,611
#	Granite Oil Corp.	214,508	441,220
	High Arctic Energy Services, Inc.	55,100	160,380
#*	Iron Bridge Resources, Inc.	1,197,822	474,164
*	Kelt Exploration, Ltd.	1,174,340	6,271,168
*	Manitok Energy, Inc.	2,187	—
*	MEG Energy Corp.	1,516,583	5,356,039
	Mullen Group, Ltd.	643,727	7,359,878
#*	Newalta Corp.	579,398	557,654
	North American Energy Partners, Inc.	152,834	803,110
*	NuVista Energy, Ltd.	1,310,626	7,182,070
#*	Obsidian Energy, Ltd.	3,864,779	3,869,729
#*	Painted Pony Energy, Ltd.	540,861	894,193
#*	Paramount Resources, Ltd. Class A	499,113	5,745,216

*	Parex Resources, Inc.	879,102	$12,364,131
	Parkland Fuel Corp.	542,825	12,214,458
	Pason Systems, Inc.	421,414	5,642,404
#*	Pengrowth Energy Corp.	3,142,869	2,024,746
#*	Perpetual Energy, Inc.	13,575	8,429
#*	Petrus Resources, Ltd.	19,582	16,871
#	Peyto Exploration & Development Corp.	501,965	4,207,880
#*	PHX Energy Services Corp.	285,274	429,566
#*	Pine Cliff Energy, Ltd.	496,700	121,443
#*	Precision Drilling Corp.	1,912,031	5,313,052
#	Pulse Seismic, Inc.	308,039	702,941
#*	Questerre Energy Corp. Class A	797,460	674,686
#*	Raging River Exploration, Inc.	1,234,343	5,978,423
	Secure Energy Services, Inc.	1,047,816	5,969,627
	ShawCor, Ltd.	326,475	6,183,095
*	Spartan Energy Corp.	979,094	4,362,167
*	Strad Energy Services, Ltd.	19,447	22,340
#	Surge Energy, Inc.	1,856,256	2,838,378
*	Tamarack Valley Energy, Ltd.	751,883	1,634,084
#	TORC Oil & Gas, Ltd.	929,312	4,760,709
	Total Energy Services, Inc.	275,579	2,941,138
*	TransGlobe Energy Corp.	516,845	694,021
#*	Trican Well Service, Ltd.	1,986,840	4,626,476
#*	Trinidad Drilling, Ltd.	1,589,584	2,196,188
#*	Western Energy Services Corp.	548,797	447,267
	Whitecap Resources, Inc.	1,636,843	10,011,505
*	Xtreme Drilling Corp.	108,261	179,826
*	Yangarra Resources, Ltd.	441,300	1,493,436
#	ZCL Composites, Inc.	176,127	1,604,945
Total Energy			231,042,145

Financials — (6.9%)
	AGF Management, Ltd. Class B	487,635	2,482,932
#	Alaris Royalty Corp.	284,445	3,618,623
#	Callidus Capital Corp.	82,720	423,119
	Canaccord Genuity Group, Inc.	810,365	4,358,932
#	Canadian Western Bank	545,380	13,990,615
#	Chesswood Group, Ltd.	77,042	647,025
	Clairvest Group, Inc.	1,900	65,737
	E-L Financial Corp., Ltd.	5,378	3,372,860
#*	Echelon Financial Holdings, Inc.	14,650	139,410
	ECN Capital Corp.	2,243,908	5,991,418
	Element Fleet Management Corp.	522,800	1,684,030
#	Equitable Group, Inc.	73,124	3,046,762
	Fiera Capital Corp.	267,337	2,280,462
	Firm Capital Mortgage Investment Corp.	158,218	1,590,347
#	First National Financial Corp.	95,537	1,913,187
#	Genworth MI Canada, Inc.	322,580	10,265,673
#	Gluskin Sheff + Associates, Inc.	215,296	2,436,462
	GMP Capital, Inc.	328,887	707,119
	Guardian Capital Group, Ltd. Class A	56,914	1,086,727

#	Home Capital Group, Inc.	476,446	$5,014,637
*	Kingsway Financial Services, Inc.	13,070	51,283
#	Laurentian Bank of Canada	268,259	9,861,254
#	Sprott, Inc.	1,478,288	3,568,498
#*	Street Capital Group, Inc.	120,227	69,989
#	Timbercreek Financial Corp.	374,609	2,643,067
	TMX Group, Ltd.	218,158	12,657,516
*	Trisura Group, Ltd.	17,211	343,993
Total Financials			94,311,677

Health Care — (1.3%)
#*	CRH Medical Corp.	470,396	1,190,275
#	Extendicare, Inc.	577,071	3,789,359
*	Knight Therapeutics, Inc.	733,325	4,411,277
#	Medical Facilities Corp.	188,969	2,057,853
#	Sienna Senior Living, Inc.	312,115	4,319,487
*	Theratechnologies, Inc.	281,601	2,039,304
Total Health Care			17,807,555

Industrials — (10.0%)
	Aecon Group, Inc.	432,401	6,162,054
#	Ag Growth International, Inc.	101,458	4,233,618
	Algoma Central Corp.	38,390	426,109
*	ATS Automation Tooling Systems, Inc.	526,630	7,231,020
#	Badger Daylighting, Ltd.	235,081	4,702,167
#	Bird Construction, Inc.	308,144	2,044,965
	Black Diamond Group, Ltd.	335,792	607,285
	Calian Group, Ltd.	30,855	741,229
	CanWel Building Materials Group, Ltd.	508,922	2,508,367
	Cargojet, Inc.	16,249	860,282
#	Cervus Equipment Corp.	44,297	471,387
#*	DIRTT Environmental Solutions	470,168	1,806,444
#	Exchange Income Corp.	89,484	2,143,421
#	Exco Technologies, Ltd.	175,665	1,239,411
*	GDI Integrated Facility Services, Inc.	700	8,965
*	Heroux-Devtek, Inc.	183,554	2,135,658
#	Horizon North Logistics, Inc.	885,144	1,442,777
*	IBI Group, Inc.	95,000	534,598
	K-Bro Linen, Inc.	55,253	1,553,783
	Magellan Aerospace Corp.	91,876	1,393,454
	Morneau Shepell, Inc.	322,211	6,464,978
	New Flyer Industries, Inc.	298,071	13,548,366
#	Richelieu Hardware, Ltd.	288,855	6,753,066
	Rocky Mountain Dealerships, Inc.	106,255	1,011,128
	Russel Metals, Inc.	394,106	8,583,548
	Savaria Corp.	121,700	1,629,468
#	Stantec, Inc.	459,515	11,338,520
	Stuart Olson, Inc.	137,659	799,231
	Student Transportation, Inc.	580,318	4,342,194
	TFI International, Inc.	526,553	13,532,169
	Toromont Industries, Ltd.	226,913	9,850,774
	Transcontinental, Inc. Class A	414,576	8,189,513

	Wajax Corp.	135,566	$2,563,269
#	Westshore Terminals Investment Corp.	319,049	5,517,454
Total Industrials			136,370,672

Information Technology — (4.4%)
*	5N Plus, Inc.	474,729	1,105,435
#	Absolute Software Corp.	235,588	1,214,192
*	Avigilon Corp.	253,094	5,300,172
*	BSM Technologies, Inc.	21,200	21,227
*	Celestica, Inc.(2262659)	36,408	376,823
*	Celestica, Inc.(2263362)	747,063	7,729,538
	Computer Modelling Group, Ltd.	472,683	3,408,410
*	Descartes Systems Group, Inc. (The)	477,187	13,637,618
	Enghouse Systems, Ltd.	108,457	5,737,063
	Evertz Technologies, Ltd.	155,353	2,081,261
#*	EXFO, Inc.	60,487	253,526
*	GoldMoney, Inc.	7,700	20,141
*	Kinaxis, Inc.	112,374	7,225,569
#	Mediagrif Interactive Technologies, Inc.	26,270	211,041
*	Mitel Networks Corp.	568,524	5,268,890
	Pivot Technology Solutions, Inc.	53,300	90,602
*	Points International, Ltd.	36,359	359,822
#	Quarterhill, Inc.	785,133	1,139,596
#*	Sierra Wireless, Inc.	188,147	3,103,290
*	Solium Capital, Inc.	108,306	939,013
#*	UrtheCast Corp.	543,814	130,851
	Vecima Networks, Inc.	6,059	45,759
Total Information Technology			59,399,839

Materials — (24.1%)
	Acadian Timber Corp.	60,338	899,672
#	AirBoss of America Corp.	100,662	996,971
*	Alacer Gold Corp.	1,873,392	2,980,909
	Alamos Gold, Inc. Class A	2,373,124	12,341,311
*	Alexco Resource Corp.	4,700	6,275
#*	Alio Gold, Inc.	204,318	398,059
#	Altius Minerals Corp.	245,300	2,677,004
#*	Americas Silver Corp.	161,212	529,303
*	Amerigo Resources, Ltd.	441,200	342,454
*	Argonaut Gold, Inc.	1,125,238	2,148,551
#*	Asanko Gold, Inc.	792,999	800,170
*	Auryn Resources, Inc.	22,000	29,029
*	B2Gold Corp.	4,536,616	12,430,050
#*	Balmoral Resources, Ltd.	11,000	2,476
	Caledonia Mining Corp. P.L.C.	540	3,718
*	Canfor Corp.	502,970	11,458,198
	Canfor Pulp Products, Inc.	217,215	2,797,064
#*	Capstone Mining Corp.	3,069,355	2,858,871
	Cascades, Inc.	456,893	4,727,274
*	Centerra Gold, Inc.	1,552,135	8,903,077
#*	China Gold International Resources Corp., Ltd.	1,632,800	3,371,171
*	Conifex Timber, Inc.	4,200	20,049

#*	Continental Gold, Inc.	978,648	$2,689,032
#*	Copper Mountain Mining Corp.	907,730	838,436
#*	Dalradian Resources, Inc.	131,394	97,907
*	Detour Gold Corp.	1,019,545	10,319,297
*	Dundee Precious Metals, Inc.	1,421,222	3,397,651
*	eCobalt Solutions, Inc.	100,900	115,126
#*	Eldorado Gold Corp.	4,240,346	3,554,604
#*	Endeavour Mining Corp.	351,229	6,480,153
#*	Endeavour Silver Corp.	443,392	1,077,205
#*	First Majestic Silver Corp.	880,692	5,393,458
*	First Mining Gold Corp.	649,900	229,522
*	Fortress Global Enterprises, Inc.	16,706	45,514
*	Fortuna Silver Mines, Inc.	1,120,391	5,843,930
#*	Golden Star Resources, Ltd.	2,409,227	1,421,207
#*	Great Panther Silver, Ltd.	834,051	977,543
*	Guyana Goldfields, Inc.	1,066,018	4,120,596
	HudBay Minerals, Inc.	1,636,086	11,581,561
*	IAMGOLD Corp.	3,203,040	16,607,527
#*	Imperial Metals Corp.	337,392	560,421
*	Interfor Corp.	467,908	8,531,190
#*	International Tower Hill Mines, Ltd.	13,001	6,559
	Intertape Polymer Group, Inc.	349,277	5,614,566
#*	Ivanhoe Mines, Ltd. Class A	1,567,161	3,308,633
	Kirkland Lake Gold, Ltd.	893,975	13,857,011
#*	Klondex Mines, Ltd.	996,563	2,359,232
#	Labrador Iron Ore Royalty Corp.	417,556	6,838,539
*	Largo Resources, Ltd.	144,300	155,685
#*	Leagold Mining Corp.	190,742	386,414
#*	Liberty Gold Corp.	158,361	54,698
#	Lucara Diamond Corp.	1,657,858	2,586,482
#*	Lundin Gold, Inc.	157,109	629,241
*	Lydian International, Ltd.	83,014	27,707
*	Major Drilling Group International, Inc.	615,212	3,180,279
#	Mandalay Resources Corp.	1,371,135	207,530
*	Marathon Gold Corp.	114,400	84,356
#*	Midas Gold Corp.	119,684	88,252
*	Mountain Province Diamonds, Inc.	26,500	65,821
*	Nautilus Minerals, Inc.	227,078	38,776
#	Nevsun Resources, Ltd.	1,945,473	4,635,854
*	New Gold, Inc.	3,603,151	9,341,036
*	Nighthawk Gold Corp.	17,500	9,237
#	Norbord, Inc.	210,780	7,641,974
	OceanaGold Corp.	3,671,560	9,888,860
*	Orbite Technologies, Inc.	73,500	81
#	Osisko Gold Royalties, Ltd.	741,981	7,164,387
*	Osisko Mining, Inc.	282,777	559,694
	Pan American Silver Corp.	980,715	15,810,494
*	Platinum Group Metals, Ltd.	14,488	4,217
#*	PolyMet Mining Corp.	642,081	558,180
*	Premier Gold Mines, Ltd.	1,123,049	2,458,181
#*	Pretium Resources, Inc.(B57Q8S9)	315,693	2,097,514
#*	Pretium Resources, Inc.(74139C102)	293,903	1,957,394
#*	RB Energy, Inc.	396,013	158

*	Roxgold, Inc.	684,260	$536,425
#*	Royal Nickel Corp.	385,500	74,805
#*	Sabina Gold & Silver Corp.	1,545,521	1,895,388
#*	Sandstorm Gold, Ltd.	1,294,252	6,168,128
#*	Seabridge Gold, Inc.	109,635	1,189,659
*	SEMAFO, Inc.	2,042,467	5,881,595
#*	Sherritt International Corp.	2,539,461	2,227,338
#*	Sprott Resource Holdings, Inc.	597,898	58,010
*	SSR Mining, Inc.	735,305	7,082,807
	Stella-Jones, Inc.	256,606	9,064,415
#*	Stornoway Diamond Corp.	1,794,297	779,917
#	Supremex, Inc.	11,691	38,112
#	Tahoe Resources, Inc.	1,516,751	7,122,555
#*	Tanzanian Royalty Exploration Corp.	212,891	80,969
#*	Taseko Mines, Ltd.	1,417,826	1,672,756
*	Teranga Gold Corp.	607,814	2,118,279
#*	TMAC Resources, Inc.	75,913	466,667
*	Torex Gold Resources, Inc.	427,760	2,626,291
*	Trevali Mining Corp.	4,079,074	4,115,959
#*	Wesdome Gold Mines, Ltd.	593,983	903,642
	Western Forest Products, Inc.	2,537,709	5,101,615
	Winpak, Ltd.	152,835	5,747,550
	Yamana Gold, Inc.	2,823,795	7,802,779
Total Materials			328,976,239

Real Estate — (3.4%)
	Altus Group, Ltd.	263,514	6,671,965
	Brookfield Real Estate Services, Inc.	39,669	535,755
	Colliers International Group, Inc.	187,420	13,011,095
*	DREAM Unlimited Corp. Class A	315,507	2,262,805
	FirstService Corp.(BYL7ZF7)	184,286	13,504,437
	FirstService Corp.(BY9C8H7)	1,234	90,304
	Genesis Land Development Corp.	76,842	223,664
	Information Services Corp.	11,174	149,871
	Invesque, Inc.	127,766	1,116,675
#*	Mainstreet Equity Corp.	29,849	935,656
	Melcor Developments, Ltd.	52,840	591,418
	Morguard Corp.	14,668	1,933,419
#	Tricon Capital Group, Inc.	708,531	5,417,030
Total Real Estate			46,444,094

Utilities — (4.7%)
#	Boralex, Inc. Class A	371,884	6,457,131
#	Capital Power Corp.	613,509	11,543,026
#	Innergex Renewable Energy, Inc.	578,950	5,918,245
	Just Energy Group, Inc.	720,976	3,184,192
*	Maxim Power Corp.	92,234	178,261
#	Northland Power, Inc.	449,688	8,031,452
	Polaris Infrastructure, Inc.	83,600	1,153,730
	Superior Plus Corp.	849,685	8,138,404
	TransAlta Corp.	1,743,759	9,447,307
#	TransAlta Renewables, Inc.	585,946	5,389,421

# Valener, Inc.	279,826	$4,391,727
Total Utilities		63,832,896
TOTAL COMMON STOCKS		1,122,725,647
RIGHTS/WARRANTS — (0.0%)
* QLT, Inc. Warrants 11/23/17	219,010	—
* QLT, Inc. Warrants 11/23/17 Class A	219,010	—
TOTAL RIGHTS/WARRANTS		—
TOTAL INVESTMENT SECURITIES		1,122,725,647

		Value †
SECURITIES LENDING COLLATERAL — (17.6%)
§@ DFA Short Term Investment Fund	20,675,078	239,189,980
TOTAL INVESTMENTS — (100.0%) (Cost $1,522,441,018) ^^		$1,361,915,627

Summary of the Series' investments as of March 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$86,780,588	$7,030	—	$86,787,618
Consumer Staples	57,752,912	—	—	57,752,912
Energy	231,042,136	9	—	231,042,145
Financials	94,311,677	—	—	94,311,677
Health Care	17,807,555	—	—	17,807,555
Industrials	136,370,672	—	—	136,370,672
Information Technology	59,399,839	—	—	59,399,839
Materials	328,976,000	239	—	328,976,239
Real Estate	46,444,094	—	—	46,444,094
Utilities	63,832,896	—	—	63,832,896
Securities Lending Collateral	—	239,189,980	—	239,189,980
TOTAL	$1,122,718,369	$239,197,258	—	$1,361,915,627

Organization

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP (the “Advisor”). At March 31, 2018, the Trust consisted of eleven operational investment portfolios, of which five (collectively, the “Series”), are included in this document.

Security Valuation

The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

●	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

Securities held by The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the International Equity Portfolios' has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended March 31, 2018, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

Financial Instruments

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series noted below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Portfolio, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolio deposit cash or pledge U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

3. Forward Currency Contracts: The International Equity Portfolios may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk).

The decision to hedge a Series’ currency exposure with respect to a foreign market will be based primarily on the Series’ existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions. At March 31, 2018, the International Equity Portfolios had no outstanding forward currency contracts.

Federal Tax Cost

At March 31, 2018, the total cost of securities for federal income tax purposes was:

The Japanese Small Company Series	$3,883,257,484
The Asia Pacific Small Company Series	2,101,973,200
The United Kingdom Small Company Series	2,057,570,580
The Continental Small Company Series	4,966,091,624
The Canadian Small Company Series	1,522,441,018

Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA Funds - Investment Trust

By:	/s/ Alexander Potts
Alexander Potts
President and Chief Executive Officer

Date: May 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Clinton
Michael Clinton
Treasurer, Chief Financial and Accounting Officer

Date: May 22, 2018